UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	12-31-2017

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Core Plus Fund
December 31, 2017

Core Plus - Schedule of Investments
DECEMBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 39.8%
Aerospace and Defense — 0.3%
Boeing Co. (The), 2.20%, 10/30/22	70,000	68,653
Lockheed Martin Corp., 3.55%, 1/15/26	100,000	103,988
Lockheed Martin Corp., 3.80%, 3/1/45	90,000	91,448
Rockwell Collins, Inc., 4.35%, 4/15/47	30,000	32,689
United Technologies Corp., 6.05%, 6/1/36	95,000	124,082
		420,860
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., 2.80%, 11/15/24	150,000	150,769
Airlines — 0.1%
United Continental Holdings, Inc., 4.25%, 10/1/22	120,000	120,450
Auto Components — 0.4%
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	300,000	313,767
Tenneco, Inc., 5.00%, 7/15/26	150,000	154,125
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	150,000	155,963
		623,855
Automobiles — 0.9%
Ford Motor Co., 4.35%, 12/8/26	80,000	83,535
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	60,000	60,616
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	100,000	110,819
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	270,000	296,700
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	200,000	199,480
General Motors Co., 5.15%, 4/1/38	60,000	64,126
General Motors Financial Co., Inc., 3.25%, 5/15/18	130,000	130,500
General Motors Financial Co., Inc., 3.10%, 1/15/19	140,000	140,784
General Motors Financial Co., Inc., 3.20%, 7/6/21	110,000	111,153
General Motors Financial Co., Inc., 5.25%, 3/1/26	150,000	165,171
		1,362,884
Banks — 4.8%
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(1)	300,000	301,314
Bancolombia SA, VRN, 4.875%, 10/18/22(2)	250,000	247,500
Bank of America Corp., MTN, 4.20%, 8/26/24	30,000	31,613
Bank of America Corp., MTN, 4.00%, 1/22/25	100,000	104,108
Bank of America Corp., MTN, VRN, 3.82%, 1/20/27(2)	150,000	155,290
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(2)	30,000	33,863
Bank of America Corp., VRN, 3.00%, 12/20/22(1)(2)	325,000	326,013
Bank of America N.A., 6.00%, 10/15/36	250,000	326,396
Barclays plc, 4.375%, 1/12/26	200,000	208,499
BPCE SA, 5.15%, 7/21/24(1)	200,000	217,119
Branch Banking & Trust Co., 3.625%, 9/16/25	43,000	44,611
Capital One Financial Corp., 4.20%, 10/29/25	120,000	123,632
Capital One N.A., 2.35%, 8/17/18	250,000	250,423
Citigroup, Inc., 2.90%, 12/8/21	340,000	342,509
Citigroup, Inc., 4.05%, 7/30/22	80,000	83,340

Citigroup, Inc., 4.45%, 9/29/27	320,000	339,089
Citigroup, Inc., VRN, 3.52%, 10/27/27(2)	180,000	181,167
Cooperatieve Rabobank UA, 3.95%, 11/9/22	250,000	260,902
Fifth Third Bancorp, 4.30%, 1/16/24	80,000	85,004
Finansbank AS, MTN, 6.25%, 4/30/19	200,000	206,254
HBOS plc, MTN, 6.75%, 5/21/18(1)	100,000	101,705
Huntington Bancshares, Inc., 2.30%, 1/14/22	140,000	137,861
JPMorgan Chase & Co., 4.625%, 5/10/21	230,000	245,656
JPMorgan Chase & Co., 3.875%, 9/10/24	350,000	365,336
JPMorgan Chase & Co., 3.125%, 1/23/25	250,000	251,552
JPMorgan Chase & Co., VRN, 3.54%, 5/1/27(2)	100,000	101,826
JPMorgan Chase & Co., VRN, 3.88%, 7/24/37(2)	80,000	82,747
JPMorgan Chase & Co., VRN, 3.96%, 11/15/47(2)	140,000	144,794
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	70,000	73,576
Regions Financial Corp., 2.75%, 8/14/22	100,000	99,780
Royal Bank of Canada, 2.15%, 10/26/20	210,000	208,714
Sberbank of Russia Via SB Capital SA, 5.125%, 10/29/22	300,000	310,544
SunTrust Bank, 3.30%, 5/15/26	200,000	198,385
U.S. Bancorp, MTN, 3.60%, 9/11/24	70,000	72,563
U.S. Bank N.A., 2.80%, 1/27/25	250,000	248,493
Wells Fargo & Co., 3.07%, 1/24/23	80,000	80,637
Wells Fargo & Co., 3.00%, 4/22/26	90,000	88,372
Wells Fargo & Co., MTN, 4.10%, 6/3/26	300,000	314,840
Wells Fargo & Co., MTN, 4.65%, 11/4/44	115,000	125,593
		7,121,620
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	50,000	51,215
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	160,000	165,356
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	240,000	279,023
Constellation Brands, Inc., 4.75%, 12/1/25	140,000	154,029
Molson Coors Brewing Co., 3.00%, 7/15/26	100,000	98,034
		747,657
Biotechnology — 1.0%
AbbVie, Inc., 3.60%, 5/14/25	280,000	288,245
Amgen, Inc., 4.66%, 6/15/51	138,000	154,884
Biogen, Inc., 3.625%, 9/15/22	210,000	217,840
Celgene Corp., 3.25%, 8/15/22	200,000	203,356
Celgene Corp., 3.875%, 8/15/25	110,000	114,015
Celgene Corp., 3.45%, 11/15/27	30,000	30,031
Celgene Corp., 5.00%, 8/15/45	50,000	56,901
Gilead Sciences, Inc., 4.40%, 12/1/21	100,000	106,698
Gilead Sciences, Inc., 3.65%, 3/1/26	230,000	238,787
Gilead Sciences, Inc., 4.15%, 3/1/47	50,000	53,270
		1,464,027
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25	100,000	106,530
Capital Markets — 0.1%
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.85%, 1/15/27	70,000	74,536
Chemicals — 0.4%
Ecolab, Inc., 4.35%, 12/8/21	139,000	148,070

LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	205,384
Mosaic Co. (The), 4.05%, 11/15/27	60,000	60,259
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	110,000	110,000
Westlake Chemical Corp., 4.375%, 11/15/47	60,000	62,514
		586,227
Commercial Services and Supplies — 0.4%
Covanta Holding Corp., 5.875%, 3/1/24	150,000	152,625
Republic Services, Inc., 3.55%, 6/1/22	190,000	196,031
Republic Services, Inc., 3.375%, 11/15/27	60,000	60,554
Waste Management, Inc., 4.75%, 6/30/20	70,000	74,130
Waste Management, Inc., 3.15%, 11/15/27	100,000	100,123
		583,463
Communications Equipment — 0.3%
CommScope Technologies LLC, 5.00%, 3/15/27(1)	250,000	250,625
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)	200,000	204,500
		455,125
Construction Materials — 0.1%
Owens Corning, 4.20%, 12/15/22	140,000	146,935
Consumer Discretionary — 0.1%
Netflix, Inc., 4.875%, 4/15/28(1)	200,000	196,250
Consumer Finance — 1.1%
American Express Co., 3.00%, 10/30/24	50,000	49,982
American Express Credit Corp., MTN, 2.20%, 3/3/20	100,000	99,723
American Express Credit Corp., MTN, 2.60%, 9/14/20	40,000	40,215
American Express Credit Corp., MTN, 2.25%, 5/5/21	270,000	267,972
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	252,726
CIT Group, Inc., 5.00%, 8/15/22	100,000	106,250
Discover Financial Services, 3.75%, 3/4/25	200,000	201,580
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	100,000	104,250
IHS Markit Ltd., 4.75%, 2/15/25(1)	150,000	158,625
IHS Markit Ltd., 4.00%, 3/1/26(1)	20,000	20,075
PNC Bank N.A., 1.95%, 3/4/19	250,000	249,586
Synchrony Financial, 2.60%, 1/15/19	100,000	100,207
		1,651,191
Containers and Packaging — 0.8%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	200,000	211,000
Ball Corp., 4.00%, 11/15/23	200,000	204,750
Berry Global, Inc., 5.125%, 7/15/23	300,000	313,125
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	193,000	196,377
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	280,000	290,150
		1,215,402
Diversified Consumer Services — 0.1%
Catholic Health Initiatives, 2.95%, 11/1/22	100,000	99,231
Diversified Financial Services — 3.0%
Ally Financial, Inc., 3.60%, 5/21/18	250,000	251,062
Ally Financial, Inc., 4.625%, 3/30/25	100,000	105,375
Banco Santander SA, 3.50%, 4/11/22	200,000	204,106
Citigroup, Inc., 4.125%, 7/25/28	60,000	61,952
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	250,000	256,012

GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	202,000	201,137
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	310,000	309,910
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	230,000	255,142
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	100,000	101,652
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	360,000	362,388
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	40,000	46,454
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	50,000	57,111
Goldman Sachs Group, Inc. (The), VRN, 2.88%, 10/31/21(2)	70,000	69,829
HSBC Holdings plc, 2.95%, 5/25/21	200,000	201,452
HSBC Holdings plc, 4.30%, 3/8/26	200,000	212,802
HSBC Holdings plc, VRN, 3.26%, 3/13/22(2)	200,000	202,879
Morgan Stanley, 4.375%, 1/22/47	40,000	43,918
Morgan Stanley, MTN, 5.625%, 9/23/19	410,000	432,196
Morgan Stanley, MTN, 3.70%, 10/23/24	60,000	62,042
Morgan Stanley, MTN, 4.00%, 7/23/25	500,000	523,912
S&P Global, Inc., 3.30%, 8/14/20	50,000	50,958
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(1)	200,000	203,363
UniCredit SpA, VRN, 5.86%, 6/19/27(1)(2)	200,000	213,502
		4,429,154
Diversified Telecommunication Services — 1.7%
AT&T, Inc., 3.875%, 8/15/21	180,000	186,623
AT&T, Inc., 3.60%, 2/17/23	80,000	81,919
AT&T, Inc., 3.40%, 5/15/25	260,000	255,971
AT&T, Inc., 3.90%, 8/14/27	450,000	453,760
AT&T, Inc., 4.75%, 5/15/46	60,000	58,858
AT&T, Inc., 5.15%, 11/15/46(1)	70,000	71,751
AT&T, Inc., 5.15%, 2/14/50	100,000	100,891
CenturyLink, Inc., 6.15%, 9/15/19	100,000	103,750
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(1)	320,000	322,066
Frontier Communications Corp., 8.50%, 4/15/20	79,000	65,768
Orange SA, 4.125%, 9/14/21	100,000	105,766
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	108,240
Telefonica Emisiones SAU, 4.10%, 3/8/27	150,000	155,247
Verizon Communications, Inc., 3.50%, 11/1/24	80,000	81,536
Verizon Communications, Inc., 2.625%, 8/15/26	70,000	66,039
Verizon Communications, Inc., 4.125%, 3/16/27	50,000	52,221
Verizon Communications, Inc., 4.75%, 11/1/41	60,000	61,337
Verizon Communications, Inc., 4.86%, 8/21/46	170,000	177,616
Verizon Communications, Inc., 5.01%, 8/21/54	77,000	78,947
		2,588,306
Electric Utilities — 0.2%
AEP Transmission Co. LLC, 3.75%, 12/1/47(1)	50,000	51,508
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	100,000	102,000
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	100,000	99,750
		253,258
Energy Equipment and Services — 0.1%
Ensco plc, 5.20%, 3/15/25	20,000	17,100
Halliburton Co., 3.80%, 11/15/25	80,000	83,258
Noble Holding International Ltd., 7.75%, 1/15/24	70,000	60,550
		160,908
Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp., 3.375%, 10/15/26	180,000	177,131

American Tower Corp., 3.60%, 1/15/28	40,000	39,836
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	100,000	99,713
Boston Properties LP, 3.65%, 2/1/26	90,000	91,562
Crown Castle International Corp., 5.25%, 1/15/23	200,000	219,203
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24(1)	210,000	218,400
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24(1)	20,000	20,800
DDR Corp., 3.90%, 8/15/24	100,000	100,866
Essex Portfolio LP, 3.625%, 8/15/22	170,000	174,850
Essex Portfolio LP, 3.25%, 5/1/23	50,000	50,456
Hospitality Properties Trust, 4.65%, 3/15/24	80,000	84,164
Hudson Pacific Properties LP, 3.95%, 11/1/27	130,000	129,554
Kilroy Realty LP, 3.80%, 1/15/23	44,000	45,037
Kilroy Realty LP, 4.375%, 10/1/25	100,000	105,050
Kimco Realty Corp., 2.80%, 10/1/26	90,000	85,093
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	160,000	160,000
VEREIT Operating Partnership LP, 4.125%, 6/1/21	50,000	51,940
Welltower, Inc., 3.75%, 3/15/23	60,000	62,237
		1,915,892
Food and Staples Retailing — 0.3%
CVS Health Corp., 3.50%, 7/20/22	70,000	71,366
CVS Health Corp., 5.125%, 7/20/45	50,000	57,477
Kroger Co. (The), 3.70%, 8/1/27	50,000	50,714
Kroger Co. (The), 3.875%, 10/15/46	100,000	91,847
Target Corp., 2.50%, 4/15/26	180,000	173,208
Wal-Mart Stores, Inc., 3.625%, 12/15/47	50,000	52,473
		497,085
Food Products — 0.3%
Kraft Heinz Foods Co., 5.20%, 7/15/45	50,000	55,162
Kraft Heinz Foods Co., 4.375%, 6/1/46	30,000	29,810
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	270,000	279,450
Post Holdings, Inc., 5.00%, 8/15/26(1)	150,000	147,937
		512,359
Gas Utilities — 2.2%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	100,000	103,927
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 4.25%, 12/1/27	50,000	50,514
Boardwalk Pipelines LP, 4.45%, 7/15/27	50,000	50,951
Enbridge Energy Partners LP, 6.50%, 4/15/18	60,000	60,799
Enbridge Energy Partners LP, 5.20%, 3/15/20	70,000	73,705
Enbridge, Inc., 4.50%, 6/10/44	85,000	88,405
Energy Transfer Equity LP, 7.50%, 10/15/20	180,000	198,450
Energy Transfer LP, 3.60%, 2/1/23	40,000	40,063
Energy Transfer LP, 6.50%, 2/1/42	140,000	159,818
Enterprise Products Operating LLC, 4.85%, 3/15/44	150,000	164,900
Enterprise Products Operating LLC, VRN, 7.03%, 1/29/18(2)	100,000	100,500
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	160,000	172,677
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	60,000	63,986
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	130,000	153,795
Kinder Morgan, Inc., 5.55%, 6/1/45	30,000	32,924
Magellan Midstream Partners LP, 6.55%, 7/15/19	100,000	105,953

MPLX LP, 4.875%, 6/1/25	180,000	193,159
MPLX LP, 5.20%, 3/1/47	40,000	44,029
ONEOK, Inc., 4.00%, 7/13/27	90,000	91,368
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	160,000	161,068
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	255,000	281,614
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	230,000	228,899
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	50,000	49,111
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	120,000	119,100
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28(1)	150,000	150,187
Williams Cos., Inc. (The), 3.70%, 1/15/23	90,000	90,000
Williams Partners LP, 4.125%, 11/15/20	280,000	290,910
Williams Partners LP, 5.10%, 9/15/45	30,000	33,091
		3,353,903
Health Care Equipment and Supplies — 0.7%
Abbott Laboratories, 2.00%, 9/15/18	40,000	39,998
Abbott Laboratories, 3.75%, 11/30/26	150,000	154,272
Becton Dickinson and Co., 3.73%, 12/15/24	120,000	123,058
Becton Dickinson and Co., 3.70%, 6/6/27	50,000	50,469
Mallinckrodt International Finance SA, 3.50%, 4/15/18	250,000	249,687
Medtronic, Inc., 3.50%, 3/15/25	150,000	155,714
Medtronic, Inc., 4.375%, 3/15/35	100,000	112,863
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	50,000	51,647
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	160,000	155,726
		1,093,434
Health Care Providers and Services — 1.4%
Aetna, Inc., 2.75%, 11/15/22	60,000	59,478
Anthem, Inc., 3.65%, 12/1/27	60,000	61,266
Anthem, Inc., 4.65%, 1/15/43	59,000	64,887
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	90,000	81,450
DaVita, Inc., 5.75%, 8/15/22	280,000	288,225
DaVita, Inc., 5.125%, 7/15/24	200,000	202,375
Express Scripts Holding Co., 3.40%, 3/1/27	30,000	29,488
HCA, Inc., 3.75%, 3/15/19	260,000	262,925
HCA, Inc., 5.375%, 2/1/25	150,000	155,625
HCA, Inc., 7.69%, 6/15/25	50,000	56,875
Mylan NV, 3.95%, 6/15/26	50,000	50,493
Northwell Healthcare, Inc., 4.26%, 11/1/47	50,000	51,212
NYU Hospitals Center, 4.43%, 7/1/42	100,000	108,064
Tenet Healthcare Corp., 5.125%, 5/1/25(1)	220,000	215,325
UnitedHealth Group, Inc., 2.875%, 12/15/21	80,000	81,054
UnitedHealth Group, Inc., 3.75%, 7/15/25	140,000	147,673
UnitedHealth Group, Inc., 4.75%, 7/15/45	60,000	70,981
UnitedHealth Group, Inc., 3.75%, 10/15/47	50,000	51,099
Universal Health Services, Inc., 4.75%, 8/1/22(1)	100,000	102,125
		2,140,620
Hotels, Restaurants and Leisure — 0.6%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)	150,000	153,938
Aramark Services, Inc., 5.00%, 4/1/25(1)	40,000	42,352
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	200,000	202,500

International Game Technology plc, 6.25%, 2/15/22(1)		200,000	216,500
McDonald's Corp., MTN, 3.375%, 5/26/25		160,000	165,244
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		70,000	76,944
			857,478
Household Durables — 0.8%
Lennar Corp., 4.75%, 4/1/21		60,000	62,625
Lennar Corp., 4.50%, 4/30/24		250,000	256,950
Lennar Corp., 4.75%, 11/29/27(1)		100,000	103,480
M.D.C. Holdings, Inc., 5.50%, 1/15/24		80,000	84,800
Newell Brands, Inc., 4.20%, 4/1/26		100,000	104,521
Newell Brands, Inc., 5.50%, 4/1/46		30,000	35,820
Toll Brothers Finance Corp., 4.00%, 12/31/18		250,000	254,687
Toll Brothers Finance Corp., 6.75%, 11/1/19		90,000	97,088
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24		200,000	214,500
			1,214,471
Household Products — 0.1%
Spectrum Brands, Inc., 5.75%, 7/15/25		140,000	148,050
Industrial Conglomerates — 0.1%
FedEx Corp., 4.40%, 1/15/47		70,000	74,933
General Electric Co., 4.125%, 10/9/42		70,000	73,441
			148,374
Insurance — 1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21		150,000	160,018
Allstate Corp. (The), VRN, 5.75%, 8/15/23(2)		120,000	131,220
American International Group, Inc., 4.125%, 2/15/24		150,000	158,673
American International Group, Inc., 4.50%, 7/16/44		50,000	54,020
Berkshire Hathaway, Inc., 2.75%, 3/15/23		60,000	60,426
Berkshire Hathaway, Inc., 4.50%, 2/11/43		40,000	46,164
Chubb INA Holdings, Inc., 3.15%, 3/15/25		60,000	60,749
Chubb INA Holdings, Inc., 3.35%, 5/3/26		40,000	40,855
CNP Assurances, VRN, 4.00%, 11/18/24(2)	EUR	100,000	135,132
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		$60,000	76,600
International Lease Finance Corp., 3.875%, 4/15/18		100,000	100,465
International Lease Finance Corp., 6.25%, 5/15/19		100,000	104,816
Liberty Mutual Group, Inc., 4.95%, 5/1/22(1)		110,000	118,796
Markel Corp., 4.90%, 7/1/22		212,000	229,064
MetLife, Inc., 4.125%, 8/13/42		110,000	116,614
Prudential Financial, Inc., 3.94%, 12/7/49(1)(2)		116,000	118,767
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		110,000	117,850
Prudential Financial, Inc., MTN, 5.70%, 12/14/36		45,000	56,794
Prudential Financial, Inc., VRN, 5.875%, 9/15/22(2)		100,000	109,375
Voya Financial, Inc., 5.70%, 7/15/43		90,000	110,540
WR Berkley Corp., 4.625%, 3/15/22		100,000	106,512
			2,213,450
Internet and Direct Marketing Retail — 0.1%
Amazon.com, Inc., 3.15%, 8/22/27(1)		160,000	160,517
Amazon.com, Inc., 3.875%, 8/22/37(1)		40,000	42,557
			203,074
Internet Software and Services — 0.2%
Netflix, Inc., 5.375%, 2/1/21		90,000	95,513

Symantec Corp., 4.20%, 9/15/20	100,000	103,250
Symantec Corp., 5.00%, 4/15/25(1)	100,000	104,250
		303,013
IT Services — 0.5%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	160,000	154,899
First Data Corp., 5.00%, 1/15/24(1)	340,000	351,050
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	270,000	275,827
		781,776
Machinery — 0.2%
Oshkosh Corp., 5.375%, 3/1/22	250,000	258,125
Media — 2.8%
21st Century Fox America, Inc., 6.90%, 8/15/39	70,000	99,044
21st Century Fox America, Inc., 4.75%, 9/15/44	40,000	45,896
AMC Networks, Inc., 4.75%, 8/1/25	210,000	208,687
CBS Corp., 3.70%, 6/1/28(1)	40,000	39,519
CBS Corp., 4.85%, 7/1/42	90,000	94,651
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	100,000	102,687
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	250,000	246,875
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	290,000	308,728
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	30,000	35,072
Comcast Corp., 3.15%, 3/1/26	50,000	50,411
Comcast Corp., 4.40%, 8/15/35	50,000	54,728
Comcast Corp., 6.40%, 5/15/38	80,000	108,160
Comcast Corp., 4.75%, 3/1/44	60,000	68,908
CSC Holdings LLC, 5.50%, 4/15/27(1)	200,000	204,500
Discovery Communications LLC, 5.625%, 8/15/19	123,000	129,059
Discovery Communications LLC, 3.95%, 3/20/28	270,000	269,035
Globo Comunicacao e Participacoes SA, 4.84%, 6/8/25	200,000	206,000
Lamar Media Corp., 5.375%, 1/15/24	165,000	173,250
NBCUniversal Media LLC, 4.375%, 4/1/21	170,000	180,245
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	170,000	175,312
Omnicom Group, Inc., 3.60%, 4/15/26	100,000	101,318
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	100,000	106,000
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)	110,000	114,812
TEGNA, Inc., 5.125%, 7/15/20	130,000	133,250
Time Warner Cable LLC, 5.50%, 9/1/41	40,000	41,799
Time Warner Cable LLC, 4.50%, 9/15/42	50,000	47,043
Time Warner, Inc., 3.60%, 7/15/25	190,000	190,683
Time Warner, Inc., 3.80%, 2/15/27	100,000	100,068
Viacom, Inc., 3.125%, 6/15/22	50,000	49,508
Viacom, Inc., 4.25%, 9/1/23	140,000	143,089
Viacom, Inc., VRN, 6.25%, 2/28/27(2)	50,000	48,899
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	200,000	202,750
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	30,000	32,450
		4,112,436
Metals and Mining — 0.6%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	200,000	219,000
Barrick North America Finance LLC, 5.75%, 5/1/43	20,000	25,224
Freeport-McMoRan, Inc., 3.875%, 3/15/23	65,000	65,000

Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)	130,000	138,835
Southern Copper Corp., 5.25%, 11/8/42	70,000	78,412
Steel Dynamics, Inc., 5.00%, 12/15/26	305,000	323,300
		849,771
Multi-Utilities — 1.9%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	230,000	238,050
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	50,000	50,750
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	110,000	116,010
Dominion Energy, Inc., 6.40%, 6/15/18	120,000	122,489
Dominion Energy, Inc., 2.75%, 9/15/22	130,000	129,008
Dominion Energy, Inc., 3.625%, 12/1/24	60,000	62,174
Dominion Energy, Inc., 4.90%, 8/1/41	100,000	115,886
Duke Energy Corp., 3.55%, 9/15/21	80,000	82,621
Duke Energy Corp., 2.65%, 9/1/26	50,000	47,987
Duke Energy Florida LLC, 6.35%, 9/15/37	70,000	97,572
Duke Energy Progress LLC, 3.70%, 10/15/46	50,000	51,153
Enel Finance International NV, 2.875%, 5/25/22(1)	200,000	199,636
Exelon Corp., 5.15%, 12/1/20	130,000	138,505
Exelon Corp., 4.45%, 4/15/46	40,000	43,608
Exelon Generation Co. LLC, 5.60%, 6/15/42	80,000	87,950
FirstEnergy Corp., 4.25%, 3/15/23	100,000	104,548
Florida Power & Light Co., 4.125%, 2/1/42	50,000	55,305
Georgia Power Co., 4.30%, 3/15/42	70,000	74,535
KazTransGas JSC, 4.375%, 9/26/27(1)	300,000	301,882
MidAmerican Energy Co., 4.40%, 10/15/44	140,000	159,635
NiSource Finance Corp., 5.65%, 2/1/45	80,000	100,472
Pacific Gas & Electric Co., 4.00%, 12/1/46	70,000	70,184
Progress Energy, Inc., 3.15%, 4/1/22	80,000	81,099
Sempra Energy, 2.875%, 10/1/22	130,000	129,955
Sempra Energy, 3.25%, 6/15/27	70,000	69,778
Southern Power Co., 5.15%, 9/15/41	40,000	44,610
Xcel Energy, Inc., 3.35%, 12/1/26	30,000	30,418
		2,805,820
Oil, Gas and Consumable Fuels — 3.0%
Anadarko Petroleum Corp., 5.55%, 3/15/26	30,000	33,706
Anadarko Petroleum Corp., 6.45%, 9/15/36	80,000	98,206
Antero Resources Corp., 5.125%, 12/1/22	220,000	225,500
Apache Corp., 4.75%, 4/15/43	40,000	41,227
BP Capital Markets plc, 4.50%, 10/1/20	80,000	84,677
Cenovus Energy, Inc., 4.25%, 4/15/27	170,000	169,866
Cimarex Energy Co., 4.375%, 6/1/24	150,000	159,360
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	70,000	73,915
Concho Resources, Inc., 4.375%, 1/15/25	110,000	114,675
ConocoPhillips Holding Co., 6.95%, 4/15/29	110,000	144,732
Continental Resources, Inc., 5.00%, 9/15/22	30,000	30,562
Continental Resources, Inc., 3.80%, 6/1/24	170,000	168,725
Ecopetrol SA, 5.875%, 5/28/45	240,000	245,880
Encana Corp., 6.50%, 2/1/38	80,000	101,195
Exxon Mobil Corp., 3.04%, 3/1/26	100,000	101,625

Hess Corp., 6.00%, 1/15/40	90,000	99,700
Marathon Oil Corp., 3.85%, 6/1/25	190,000	193,673
Marathon Oil Corp., 4.40%, 7/15/27	90,000	94,209
Newfield Exploration Co., 5.75%, 1/30/22	200,000	214,500
Newfield Exploration Co., 5.375%, 1/1/26	100,000	106,250
Noble Energy, Inc., 4.15%, 12/15/21	220,000	229,416
Petroleos Mexicanos, 6.00%, 3/5/20	105,000	111,536
Petroleos Mexicanos, 4.875%, 1/24/22	50,000	52,237
Petroleos Mexicanos, 6.625%, 6/15/35	100,000	107,209
Petroleos Mexicanos, 6.50%, 6/2/41	70,000	72,170
Petroleos Mexicanos, 5.50%, 6/27/44	80,000	73,797
Phillips 66, 4.30%, 4/1/22	60,000	63,825
Range Resources Corp., 4.875%, 5/15/25	300,000	291,000
Shell International Finance BV, 3.25%, 5/11/25	100,000	102,845
Sinopec Group Overseas Development Ltd., 2.50%, 4/28/20(1)	200,000	199,006
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	50,000	49,625
Suncor Energy, Inc., 6.50%, 6/15/38	30,000	40,630
Whiting Petroleum Corp., 5.75%, 3/15/21	50,000	51,437
YPF SA, 8.75%, 4/4/24	400,000	460,400
		4,407,316
Paper and Forest Products — 0.3%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	260,000	280,505
International Paper Co., 4.40%, 8/15/47	100,000	104,835
		385,340
Pharmaceuticals — 0.7%
AbbVie, Inc., 4.70%, 5/14/45	90,000	100,684
Actavis, Inc., 3.25%, 10/1/22	60,000	60,240
Allergan Funding SCS, 3.85%, 6/15/24	140,000	143,632
Allergan Funding SCS, 4.55%, 3/15/35	120,000	127,271
Baxalta, Inc., 2.00%, 6/22/18	70,000	69,992
Baxalta, Inc., 4.00%, 6/23/25	100,000	103,496
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	140,000	137,903
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	140,000	115,772
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(1)	150,000	160,875
Zoetis, Inc., 3.00%, 9/12/27	110,000	107,643
		1,127,508
Road and Rail — 0.5%
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	100,000	118,845
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	120,000	135,425
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	50,000	54,419
CSX Corp., 3.25%, 6/1/27	150,000	150,111
Norfolk Southern Corp., 5.75%, 4/1/18	110,000	111,011
Union Pacific Corp., 4.05%, 11/15/45	110,000	119,084
		688,895
Semiconductors and Semiconductor Equipment — 0.4%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25(1)	120,000	114,868
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.50%, 1/15/28(1)	40,000	38,200
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	200,000	202,750
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	200,000	218,500
		574,318

Software — 0.8%
Activision Blizzard, Inc., 2.30%, 9/15/21	80,000	79,011
Microsoft Corp., 2.70%, 2/12/25	150,000	149,878
Microsoft Corp., 3.125%, 11/3/25	40,000	40,869
Microsoft Corp., 3.45%, 8/8/36	100,000	103,230
Microsoft Corp., 4.25%, 2/6/47	150,000	171,771
Oracle Corp., 5.75%, 4/15/18	100,000	101,149
Oracle Corp., 3.25%, 11/15/27	320,000	325,732
Oracle Corp., 4.00%, 7/15/46	60,000	63,944
Quintiles IMS, Inc., 5.00%, 10/15/26(1)	200,000	205,750
		1,241,334
Specialty Retail — 0.7%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	200,000	202,250
Home Depot, Inc. (The), 5.95%, 4/1/41	170,000	230,522
Lowe's Cos., Inc., 3.10%, 5/3/27	150,000	150,664
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25	100,000	100,000
United Rentals North America, Inc., 4.625%, 7/15/23	150,000	155,643
United Rentals North America, Inc., 5.75%, 11/15/24	150,000	158,438
		997,517
Technology Hardware, Storage and Peripherals — 0.9%
Apple, Inc., 2.85%, 5/6/21	90,000	91,479
Apple, Inc., 2.75%, 1/13/25	60,000	59,520
Apple, Inc., 2.50%, 2/9/25	130,000	126,847
Apple, Inc., 2.90%, 9/12/27	250,000	247,273
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	150,000	164,286
Dell International LLC / EMC Corp., 6.02%, 6/15/26(1)	270,000	298,122
Seagate HDD Cayman, 4.75%, 6/1/23	130,000	132,031
Seagate HDD Cayman, 4.75%, 1/1/25	70,000	68,771
Western Digital Corp., 7.375%, 4/1/23(1)	150,000	162,188
		1,350,517
Textiles, Apparel and Luxury Goods — 0.1%
PVH Corp., 4.50%, 12/15/22	140,000	143,136
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, 3.125%, 7/16/22	110,000	111,503
Sprint Communications, Inc., 6.00%, 11/15/22	160,000	160,400
		271,903
TOTAL CORPORATE BONDS (Cost $57,822,689)		59,155,553
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 18.9%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(4) — 1.3%
FHLMC, VRN, 1.82%, 1/15/18	72,684	74,897
FHLMC, VRN, 1.91%, 1/15/18	97,903	101,043
FHLMC, VRN, 2.08%, 1/15/18	84,297	87,278
FHLMC, VRN, 2.32%, 1/15/18	350,053	350,694
FHLMC, VRN, 3.08%, 1/15/18	286,808	292,942
FHLMC, VRN, 3.48%, 1/15/18	63,869	67,148
FHLMC, VRN, 3.56%, 1/15/18	119,457	125,388
FHLMC, VRN, 3.63%, 1/15/18	25,492	26,612
FHLMC, VRN, 3.65%, 1/15/18	192,382	198,727
FHLMC, VRN, 4.06%, 1/15/18	93,713	97,427

FNMA, VRN, 2.99%, 1/25/18	58,228	60,390
FNMA, VRN, 3.20%, 1/25/18	135,397	137,471
FNMA, VRN, 3.32%, 1/25/18	27,094	28,194
FNMA, VRN, 3.53%, 1/25/18	169,432	175,936
FNMA, VRN, 3.93%, 1/25/18	153,484	159,236
		1,983,383
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 17.6%
FHLMC, 4.50%, 6/1/21	9,995	10,179
FHLMC, 5.50%, 1/1/38	8,710	9,643
FHLMC, 5.50%, 4/1/38	48,996	54,173
FHLMC, 3.00%, 2/1/43	612,129	616,311
FNMA, 3.00%, 1/11/18(5)	3,000,000	3,000,834
FNMA, 3.50%, 1/11/18(5)	3,000,000	3,082,134
FNMA, 4.00%, 1/11/18(5)	2,950,000	3,086,815
FNMA, 5.00%, 7/1/20	24,426	25,103
FNMA, 5.00%, 7/1/31	466,229	502,202
FNMA, 4.50%, 10/1/33	205,611	219,878
FNMA, 5.00%, 11/1/33	456,241	495,940
FNMA, 6.00%, 12/1/33	335,227	380,022
FNMA, 5.50%, 4/1/34	117,390	130,265
FNMA, 5.50%, 4/1/34	350,926	389,697
FNMA, 5.00%, 8/1/34	57,753	62,615
FNMA, 5.50%, 8/1/34	113,451	125,990
FNMA, 5.00%, 4/1/35	281,691	306,216
FNMA, 5.00%, 8/1/35	18,556	20,092
FNMA, 4.50%, 9/1/35	21,326	22,798
FNMA, 5.50%, 7/1/36	14,025	15,527
FNMA, 5.50%, 12/1/36	30,835	34,100
FNMA, 6.00%, 7/1/37	77,716	87,630
FNMA, 6.00%, 8/1/37	44,292	50,143
FNMA, 6.50%, 8/1/37	8,002	8,775
FNMA, 6.00%, 9/1/37	60,783	68,678
FNMA, 6.00%, 11/1/37	66,274	74,620
FNMA, 5.00%, 3/1/38	103,042	110,966
FNMA, 6.50%, 9/1/38	135,871	152,717
FNMA, 5.50%, 1/1/39	126,530	140,044
FNMA, 5.00%, 2/1/39	272,761	297,843
FNMA, 4.50%, 4/1/39	94,204	102,183
FNMA, 4.50%, 5/1/39	236,016	256,022
FNMA, 6.50%, 5/1/39	3,921	4,537
FNMA, 4.50%, 10/1/39	400,751	434,727
FNMA, 4.00%, 10/1/40	418,012	444,339
FNMA, 4.50%, 11/1/40	341,401	368,599
FNMA, 4.00%, 8/1/41	605,447	641,998
FNMA, 4.50%, 9/1/41	325,516	348,817
FNMA, 3.50%, 5/1/42	477,253	493,243
FNMA, 3.50%, 6/1/42	581,954	601,840
FNMA, 3.50%, 9/1/42	446,783	461,661
FNMA, 3.50%, 5/1/45	1,186,722	1,223,587

FNMA, 3.50%, 5/1/46	1,027,665	1,056,605
FNMA, 6.50%, 8/1/47	1,343	1,449
FNMA, 6.50%, 9/1/47	1,579	1,697
FNMA, 6.50%, 9/1/47	95	102
FNMA, 6.50%, 9/1/47	830	891
FNMA, 6.50%, 9/1/47	608	653
GNMA, 2.50%, 1/22/18(5)	600,000	586,547
GNMA, 3.00%, 1/22/18(5)	650,000	655,771
GNMA, 4.00%, 1/22/18(5)	1,250,000	1,303,848
GNMA, 5.50%, 12/15/32	126,983	141,067
GNMA, 6.00%, 9/20/38	35,913	40,142
GNMA, 5.50%, 12/20/38	88,062	96,331
GNMA, 4.50%, 6/15/39	524,691	563,020
GNMA, 4.50%, 1/15/40	247,372	261,593
GNMA, 4.50%, 4/15/40	333,038	356,511
GNMA, 4.00%, 11/20/40	700,765	738,272
GNMA, 3.50%, 6/20/42	743,216	773,920
GNMA, 2.50%, 7/20/46	587,983	575,337
		26,117,259
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $27,954,212)		28,100,642
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 10.0%
Private Sponsor Collateralized Mortgage Obligations — 6.4%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.54%, 1/1/18(4)	97,854	99,116
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.67%, 11/1/18, resets annually off the 1-year H15T1Y plus 2.25%	201,122	202,014
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 3.37%, 1/1/18(4)	55,822	54,458
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.54%, 1/1/18(4)	212,075	210,808
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	123,839	126,476
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,787	1,739
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.39%, 1/1/18(4)	172,870	163,220
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 1/1/18(1)(4)	232,990	236,470
CSMC Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 1/1/18(1)(4)	194,679	196,977
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.35%, 1/1/18(4)	91,938	91,945
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.35%, 1/1/18(4)	102,466	101,571
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 3.38%, 1/1/18(4)	142,443	131,043
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 1/1/18(1)(4)	465,190	472,211
Flagstar Mortgage Trust, Series 2017-2, Class A5 SEQ, VRN, 3.50%, 1/1/18(1)(4)	190,453	192,993
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.47%, 1/1/18(4)	168,986	172,964
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.69%, 1/1/18(4)	79,219	79,308
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.64%, 1/1/18(4)	320,737	313,677
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.15%, 1/1/18(4)	32,668	34,113
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.47%, 1/1/18(4)	96,397	99,167
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.27%, 1/25/18(4)	158,135	156,775
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, VRN, 2.75%, 1/1/18(1)(4)	214,124	214,546
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 1/1/18(1)(4)	203,895	211,834
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.05%, 1/25/18, resets monthly off the 1-month LIBOR plus 1.50%(1)	445,853	458,668
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 1/1/18(4)	23,649	23,829
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 1/1/18(1)(4)	457,627	465,499

Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 1/1/18(1)(4)	187,645	191,456
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 1/1/18(1)(4)	739,056	754,926
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.37%, 1/1/18(4)	108,374	109,008
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 3.52%, 1/25/18(4)	169,772	166,096
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 3.25%, 1/1/18(4)	135,295	136,455
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 2A1, 5.50%, 1/25/36	133,726	133,604
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	119,406	118,650
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 3.42%, 1/1/18(4)	63,204	63,802
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	202,040	202,303
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-6, Class 1A16 SEQ, 5.75%, 5/25/36	109,121	109,594
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	550,002	543,426
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.35%, 1/1/18(4)	131,357	128,312
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 3.38%, 1/1/18(4)	132,875	132,283
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 3.28%, 1/1/18(4)	265,718	268,737
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 3.39%, 1/1/18(4)	152,429	154,120
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.75%, 1/1/18(4)	179,614	179,761
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.61%, 1/1/18(4)	81,553	80,089
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.72%, 1/1/18(4)	176,717	173,824
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 3.70%, 1/1/18(4)	96,336	90,210
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 3.33%, 1/1/18(4)	198,596	189,097
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 2A9, 6.00%, 7/25/37	165,595	161,931
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	149,618	149,991
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	163,938	164,347
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	183,116	184,667
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	30,297	31,065
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	52,950	55,509
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A2, 5.25%, 3/25/37	62,061	63,628
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 1A5 SEQ, 6.00%, 7/25/37	223,225	224,454
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 3.81%, 1/1/18(4)	83,872	80,204
		9,552,970
U.S. Government Agency Collateralized Mortgage Obligations — 3.6%
FHLMC, Series 2015-HQ2, Class M3, VRN, 4.80%, 1/25/18, resets monthly off the 1-month LIBOR plus 3.25%	175,000	198,687
FHLMC, Series 2017-DNA2, Class M1, VRN, 2.75%, 1/25/18, resets monthly off the 1-month LIBOR plus 1.20%	482,265	489,956
FHLMC, Series 2017-HQA2, Class M1, VRN, 2.35%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.80%	289,042	290,027
FHLMC, Series 3397, Class GF, VRN, 1.98%, 1/15/18, resets monthly off the 1-month LIBOR plus 0.50%	120,162	120,932
FNMA, Series 2006-43, Class FM, VRN, 1.85%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.30%	38,781	38,741
FNMA, Series 2007-36, Class FB, VRN, 1.95%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.40%	205,094	205,770
FNMA, Series 2014-C02, Class 1M2, VRN, 4.15%, 1/25/18, resets monthly off the 1-month LIBOR plus 2.60%	350,000	371,766
FNMA, Series 2014-C02, Class 2M2, VRN, 4.15%, 1/25/18, resets monthly off the 1-month LIBOR plus 2.60%	271,397	284,534
FNMA, Series 2016-C03, Class 2M2, VRN, 7.45%, 1/25/18, resets monthly off the 1-month LIBOR plus 5.90%	200,000	232,263
FNMA, Series 2017-C03, Class 1M1, VRN, 2.50%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.95%	1,658,782	1,672,248
FNMA, Series 2017-C03, Class 1M2, VRN, 4.55%, 1/25/18, resets monthly off the 1-month LIBOR plus 3.00%	225,000	236,819
FNMA, Series 2017-C05, Class 1M2, VRN, 3.75%, 1/25/18, resets monthly off the 1-month LIBOR plus 2.20%	150,000	151,697
FNMA, Series 2017-C06, Class 1M1, VRN, 2.30%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.75%	650,147	652,481
FNMA, Series 2017-C06, Class 2M1, VRN, 2.30%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.75%	363,733	364,677
		5,310,598
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,684,270)		14,863,568
ASSET-BACKED SECURITIES(3) — 8.8%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A SEQ, 1.92%, 9/20/19(1)	1,000,000	998,592

Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(1)	500,000	500,860
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	250,000	252,952
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	188,293	187,186
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.73%, 1/17/18, resets monthly off the 1-month LIBOR plus 1.25%(1)	547,358	551,109
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(1)	94,210	94,135
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(1)	536,838	535,847
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 SEQ, 1.97%, 1/20/23(1)	500,000	499,123
Enterprise Fleet Financing LLC, Series 2017-3, Class A2 SEQ, 2.13%, 5/22/23(1)	1,525,000	1,522,844
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 2.53%, 1/10/18, resets monthly off the 1-month LIBOR plus 1.10%(1)	211,708	212,419
Hertz Vehicle Financing II LP, Series 2016-1A, Class A SEQ, 2.32%, 3/25/20(1)	300,000	299,079
Hertz Vehicle Financing LLC, Series 2013-1A, Class B2, 2.48%, 8/25/19(1)	275,000	274,037
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	38,135	37,878
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	151,443	149,146
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	184,248	183,047
Hilton Grand Vacations Trust 2017-A, Series 2017-AA, Class B, VRN, 2.96%, 1/25/18(1)(4)	301,498	299,699
Honda Auto Receivables Owner Trust, Series 2017-1, Class A2 SEQ, 1.42%, 7/22/19	202,178	201,915
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	113,979	112,558
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	107,200	106,707
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(1)	1,441,941	1,426,935
Progress Residential 2017-SFR2 Trust, Series 2017-SFR2, Class A, 2.90%, 12/17/34(1)	850,000	845,860
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.86%, 1/17/18, resets monthly off the 1-month LIBOR plus 1.40%(1)	225,000	227,383
Progress Residential Trust, Series 2017-SFR1, Class A, 2.77%, 8/17/34(1)	374,357	371,827
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	199,797	200,269
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(1)	144,456	144,381
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, VRN, 2.28%, 1/22/18(1)(4)	75,863	75,854
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(1)	118,323	118,061
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	225,041	224,258
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	180,846	181,529
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	180,060	178,764
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 1/1/18(1)(4)	740,585	739,778
Towd Point Mortgage Trust 2017-3, Series 2017-3, Class M1, VRN, 3.50%, 1/1/18(1)(4)	500,000	502,794
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	77,269	80,707
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	325,155	322,365
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35(1)	398,282	393,109
TOTAL ASSET-BACKED SECURITIES (Cost $13,089,048)		13,053,007
U.S. TREASURY SECURITIES — 8.5%
U.S. Treasury Bonds, 3.50%, 2/15/39	400,000	456,592
U.S. Treasury Bonds, 4.375%, 11/15/39	700,000	900,110
U.S. Treasury Bonds, 4.625%, 2/15/40	300,000	398,687
U.S. Treasury Bonds, 3.125%, 11/15/41	200,000	214,845
U.S. Treasury Bonds, 3.125%, 2/15/42	300,000	322,248
U.S. Treasury Bonds, 3.00%, 5/15/42	1,400,000	1,472,415
U.S. Treasury Bonds, 2.875%, 5/15/43	450,000	462,331
U.S. Treasury Bonds, 3.125%, 8/15/44(6)	1,200,000	1,288,668
U.S. Treasury Bonds, 3.00%, 11/15/44	1,450,000	1,521,704
U.S. Treasury Bonds, 2.50%, 2/15/45	1,050,000	1,000,109
U.S. Treasury Bonds, 3.00%, 5/15/45	1,400,000	1,469,004

U.S. Treasury Bonds, 3.00%, 11/15/45		200,000	209,857
U.S. Treasury Notes, 1.375%, 9/15/20		1,000,000	985,762
U.S. Treasury Notes, 2.00%, 11/30/20		400,000	400,405
U.S. Treasury Notes, 2.25%, 4/30/21		1,000,000	1,006,725
U.S. Treasury Notes, 2.25%, 8/15/27		500,000	492,891
TOTAL U.S. TREASURY SECURITIES (Cost $12,380,203)			12,602,353
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 7.5%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)		450,000	456,441
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)		500,000	507,593
COMM Mortgage Trust, Series 2017-PANW, Class A, 3.24%, 10/10/29(1)		325,000	328,464
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.72%, 1/1/18(4)		370,000	396,684
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 1/1/18(4)		400,000	420,313
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 1/1/18(4)		500,000	535,287
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 1/1/18(4)		350,000	364,510
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 1/1/18(4)		400,000	403,602
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49		150,000	145,645
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)		350,000	354,907
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(1)		310,000	314,970
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)		250,000	253,957
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.18%, 1/15/18, resets monthly off the 1-month LIBOR plus 0.70%(1)		450,000	450,813
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 1/1/18(4)		400,000	408,703
GS Mortgage Securities Trust, Series 2016-GS2, Class A3 SEQ, 2.79%, 5/10/49		575,000	565,540
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 2.98%, 1/1/18(1)(4)		525,000	508,861
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 1/10/18(1)(4)		350,000	355,904
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class AS SEQ, 4.00%, 8/15/47		360,000	374,756
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 1/1/18(4)		320,000	328,734
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 3/15/50		350,000	359,344
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 4.97%, 1/1/18(4)		260,000	270,732
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class AS SEQ, 3.06%, 8/15/49		400,000	389,876
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49		779,000	766,667
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52		500,000	505,731
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 1/1/18(1)(4)		325,000	327,302
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3, 3.20%, 6/15/50		400,000	402,604
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, 7/15/50		725,000	728,760
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $11,268,025)			11,226,700
SOVEREIGN GOVERNMENTS AND AGENCIES — 6.1%
Argentina — 0.1%
Argentine Republic Government International Bond, 6.625%, 7/6/28		200,000	215,000
Brazil — 0.3%
Brazilian Government International Bond, 4.875%, 1/22/21		190,000	201,875
Brazilian Government International Bond, 5.625%, 1/7/41		200,000	204,800
			406,675
Chile — 2.1%
Bonos de la Tesoreria de la Republica en pesos, 4.50%, 3/1/26	CLP	1,840,000,000	3,040,305
Chile Government International Bond, 3.625%, 10/30/42		$100,000	100,825
			3,141,130

Colombia — 0.2%
Colombia Government International Bond, 4.375%, 7/12/21		330,000	348,810
Dominican Republic — 0.1%
Dominican Republic International Bond, 5.95%, 1/25/27		200,000	216,500
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III, 4.15%, 3/29/27		200,000	206,770
Italy — 0.1%
Republic of Italy Government International Bond, 6.875%, 9/27/23		80,000	94,648
Jordan — 0.1%
Jordan Government International Bond, 7.375%, 10/10/47		200,000	209,144
Mexico — 1.4%
Mexican Bonos, 10.00%, 11/20/36	MXN	23,170,000	1,439,303
Mexico Government International Bond, 4.125%, 1/21/26		$200,000	208,750
Mexico Government International Bond, 4.15%, 3/28/27		400,000	415,300
			2,063,353
Namibia — 0.2%
Namibia International Bonds, 5.25%, 10/29/25		250,000	255,542
Panama — 0.2%
Panama Government International Bond, 9.375%, 4/1/29		200,000	304,000
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50		90,000	115,695
Philippines — 0.2%
Philippine Government International Bond, 4.00%, 1/15/21		100,000	105,132
Philippine Government International Bond, 6.375%, 10/23/34		100,000	133,992
			239,124
Poland — 0.1%
Republic of Poland Government International Bond, 5.125%, 4/21/21		60,000	65,019
Republic of Poland Government International Bond, 3.00%, 3/17/23		100,000	101,837
			166,856
Russia — 0.1%
Russian Foreign Bond - Eurobond, 5.25%, 6/23/47		200,000	209,536
Saudi Arabia — 0.1%
Saudi Government International Bond, 2.375%, 10/26/21(1)		200,000	195,346
South Africa — 0.1%
Republic of South Africa Government International Bond, 4.67%, 1/17/24		100,000	102,496
Turkey — 0.4%
Turkey Government International Bond, 3.25%, 3/23/23		200,000	189,919
Turkey Government International Bond, 4.25%, 4/14/26		200,000	191,074
Turkey Government International Bond, 4.875%, 4/16/43		200,000	176,019
			557,012
Uruguay — 0.1%
Uruguay Government International Bond, 4.125%, 11/20/45		80,000	80,600
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $9,079,882)			9,128,237
MUNICIPAL SECURITIES — 1.6%
Bay Area Toll Authority Rev., 6.92%, 4/1/40		180,000	260,321
Chicago GO, 7.05%, 1/1/29		50,000	55,321
Houston GO, 3.96%, 3/1/47		50,000	51,548
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40		80,000	113,457
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40		50,000	71,632

Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	50,000	60,738
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	40,000	59,908
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	80,000	92,342
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	65,000	87,517
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	75,000	92,998
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	175,000	215,437
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	150,000	193,749
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	85,000	102,597
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	50,000	67,496
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	50,000	64,336
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	35,000	52,431
Santa Clara Valley Transportation Authority Sales Tax Rev., (Build America Bonds), 5.88%, 4/1/32	100,000	121,373
State of California GO, 6.65%, 3/1/22	40,000	45,436
State of California GO, 7.55%, 4/1/39	130,000	205,092
State of California GO, 7.30%, 10/1/39	10,000	14,954
State of California GO, (Building Bonds), 7.60%, 11/1/40	25,000	40,030
State of Illinois GO, 5.88%, 3/1/19	55,000	56,726
State of Illinois GO, 5.10%, 6/1/33	40,000	40,004
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	45,000	51,295
State of Oregon Department of Transportation Rev., (Building Bonds), 5.83%, 11/15/34	40,000	51,630
State of Washington GO, 5.14%, 8/1/40	90,000	113,905
TOTAL MUNICIPAL SECURITIES (Cost $1,881,308)		2,382,273
U.S. GOVERNMENT AGENCY SECURITIES — 0.9%
FNMA, 6.625%, 11/15/30 (Cost $1,143,733)	900,000	1,267,026
TEMPORARY CASH INVESTMENTS — 5.3%
Credit Agricole Corporate and Investment Bank, 1.35%, 1/2/18(8)	4,492,000	4,491,288
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 8/31/18 - 11/15/46, valued at $1,091,186), in a joint trading account at 1.10%, dated 12/29/17, due 1/2/18 (Delivery value $1,067,784)		1,067,654
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/24, valued at $1,782,736), at 0.54%, dated 12/29/17, due 1/2/18 (Delivery value $1,747,105)		1,747,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	628,975	628,975
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,935,463)		7,934,917
TOTAL INVESTMENT SECURITIES — 107.4% (Cost $157,238,833)		159,714,276
OTHER ASSETS AND LIABILITIES(7) — (7.4)%		(11,027,895)
TOTAL NET ASSETS — 100.0%		$148,686,381

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	580,713	USD	445,668	JPMorgan Chase Bank N.A.	3/21/18	$7,364
USD	872,247	AUD	1,158,235	JPMorgan Chase Bank N.A.	3/21/18	(31,329)
USD	1,053,702	CHF	1,035,663	UBS AG	3/21/18	(14,986)
USD	568,073	CHF	557,944	UBS AG	3/21/18	(7,663)
CLP	23,990,558	USD	38,550	Goldman Sachs & Co.	3/21/18	412
USD	752,600	CLP	468,192,558	Goldman Sachs & Co.	3/21/18	(7,783)
USD	1,494,306	CLP	928,786,000	Goldman Sachs & Co.	3/21/18	(14,118)
USD	786,053	CLP	490,104,000	Goldman Sachs & Co.	3/21/18	(9,916)
COP	1,367,993,368	USD	451,483	Goldman Sachs & Co.	3/21/18	3,885
USD	452,678	COP	1,367,993,368	Goldman Sachs & Co.	3/21/18	(2,690)
USD	346,263	EUR	291,479	JPMorgan Chase Bank N.A.	3/21/18	(5,090)
HUF	6,776,385	USD	26,346	JPMorgan Chase Bank N.A.	3/21/18	(79)
USD	899,158	HUF	238,079,126	JPMorgan Chase Bank N.A.	3/21/18	(23,677)
USD	575,520	HUF	152,878,335	JPMorgan Chase Bank N.A.	3/21/18	(17,062)
IDR	29,804,704,636	USD	2,182,695	Goldman Sachs & Co.	3/21/18	8,833
USD	717,992	IDR	9,836,490,803	Goldman Sachs & Co.	3/21/18	(5,281)
USD	435,918	INR	28,402,266	Goldman Sachs & Co.	3/21/18	(5,828)
JPY	184,882,085	USD	1,640,270	JPMorgan Chase Bank N.A.	3/22/18	7,014
JPY	1,682,477	USD	14,991	JPMorgan Chase Bank N.A.	3/22/18	—
USD	24,824	JPY	2,777,791	JPMorgan Chase Bank N.A.	3/22/18	74
MXN	1,403,145	USD	72,447	JPMorgan Chase Bank N.A.	3/21/18	(2,065)
MXN	412,890	USD	20,855	JPMorgan Chase Bank N.A.	3/21/18	(144)
USD	1,560,171	MXN	30,080,886	JPMorgan Chase Bank N.A.	3/21/18	51,299
MYR	4,494,290	USD	1,103,299	Goldman Sachs & Co.	3/21/18	1,731
NOK	164,548	USD	19,721	JPMorgan Chase Bank N.A.	3/21/18	363
NOK	6,179,209	USD	741,177	JPMorgan Chase Bank N.A.	3/21/18	13,028
NOK	18,283,183	USD	2,196,442	JPMorgan Chase Bank N.A.	3/21/18	35,116
USD	27,393	NOK	223,921	JPMorgan Chase Bank N.A.	3/21/18	62
USD	438,727	NZD	627,811	JPMorgan Chase Bank N.A.	3/21/18	(5,777)
PHP	74,290,941	USD	1,461,557	Goldman Sachs & Co.	3/21/18	22,655
USD	1,461,845	PHP	74,290,941	Goldman Sachs & Co.	3/21/18	(22,367)
PLN	65,179	USD	18,763	Goldman Sachs & Co.	3/21/18	(34)
USD	733,802	PLN	2,626,572	Goldman Sachs & Co.	3/21/18	(20,958)
USD	730,505	PLN	2,616,232	Goldman Sachs & Co.	3/21/18	(21,283)
RUB	43,403,040	USD	730,076	Goldman Sachs & Co.	3/21/18	14,735
SEK	1,868,959	USD	222,163	JPMorgan Chase Bank N.A.	3/21/18	6,742
USD	223,050	SEK	1,868,959	JPMorgan Chase Bank N.A.	3/21/18	(5,856)
THB	47,885,452	USD	1,479,316	Goldman Sachs & Co.	3/21/18	(7,344)
USD	2,939,216	THB	95,671,486	Goldman Sachs & Co.	3/21/18	(1,672)
USD	18,670	THB	607,340	Goldman Sachs & Co.	3/21/18	1
TRY	2,818,953	USD	715,416	Goldman Sachs & Co.	3/21/18	11,227
TWD	13,200,184	USD	442,677	JPMorgan Chase Bank N.A.	3/21/18	6,193
ZAR	24,575,955	USD	1,836,960	Goldman Sachs & Co.	3/22/18	126,536
ZAR	3,131,078	USD	240,695	Goldman Sachs & Co.	3/22/18	9,463
ZAR	9,378,758	USD	725,012	Goldman Sachs & Co.	3/22/18	24,304
ZAR	1,499,288	USD	116,212	Goldman Sachs & Co.	3/22/18	3,574
USD	2,736,316	ZAR	37,709,721	Goldman Sachs & Co.	3/22/18	(276,502)
USD	67,250	ZAR	875,359	Goldman Sachs & Co.	3/22/18	(2,687)
						$(157,580)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	33	March 2018	USD	6,600,000	$7,065,609	$(3,891)
U.S. Treasury 5-Year Notes	65	March 2018	USD	6,500,000	7,550,664	(27,439)
U.S. Treasury 10-Year Ultra Notes	22	March 2018	USD	2,200,000	2,938,375	(3,690)
U.S. Treasury Long Bonds	5	March 2018	USD	500,000	765,000	(1,066)
					$18,319,648	$(36,086)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	43	March 2018	EUR	4,300,000	$6,790,223	$38,968
Euro-Bund 10-Year Bonds	19	March 2018	EUR	1,900,000	3,685,841	26,573
U.K. Gilt 10-Year Bonds	25	March 2018	GBP	2,500,000	4,224,622	(31,367)
U.S. Treasury 10-Year Notes	40	March 2018	USD	4,000,000	4,961,875	14,525
					$19,662,561	$48,699

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Type**	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value***
Markit CDX North America High Yield Index Series 29	Sell	5.00%	12/20/22	$7,080,000	$544,352	$53,829	$598,181
Markit CDX North America Investment Grade Index Series 29	Sell	1.00%	12/20/22	$1,500,000	28,632	7,611	36,243
					$572,984	$61,440	$634,424

*Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.07%	08/29/27	$1,500,000	$(517)	$26,446	$25,929

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.26%	11/15/26	$1,300,000	$(8,800)
Bank of America N.A.	CPURNSA	Receive	2.29%	11/16/26	$1,300,000	(12,217)
Bank of America N.A.	CPURNSA	Receive	2.28%	11/21/26	$1,300,000	(10,887)
						$(31,904)
*Amount represents value and unrealized appreciation (depreciation).

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Barclays Bank plc	BZDIOVRA	Receive	8.03%	1/2/19	BRL	17,114,000	$(61,604)
Barclays Bank plc	BZDIOVRA	Pay	9.82%	1/2/23	BRL	4,425,000	10,978
Morgan Stanley	BZDIOVRA	Receive	8.71%	1/2/19	BRL	25,694,000	(156,162)
Morgan Stanley	BZDIOVRA	Pay	10.24%	1/2/23	BRL	7,050,000	68,210
Morgan Stanley	BZDIOVRA	Receive	7.51%	1/2/19	BRL	40,932,000	(74,910)
Morgan Stanley	BZDIOVRA	Recieve	8.02%	1/2/19	BRL	23,941,193	(84,390)
Morgan Stanley	BZDIOVRA	Pay	9.78%	1/2/23	BRL	6,248,108	11,505
Morgan Stanley	BZDIOVRA	Pay	9.48%	1/2/23	BRL	7,441,000	(26,030)
							$(312,403)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $30,570,654, which represented 20.6% of total net assets.

(2)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(5)	Forward commitment. Settlement date is indicated.

(6)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,050,619.

(7)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

(8)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	59,155,553	—
U.S. Government Agency Mortgage-Backed Securities	—	28,100,642	—
Collateralized Mortgage Obligations	—	14,863,568	—
Asset-Backed Securities	—	13,053,007	—
U.S. Treasury Securities	—	12,602,353	—
Commercial Mortgage-Backed Securities	—	11,226,700	—
Sovereign Governments and Agencies	—	9,128,237	—
Municipal Securities	—	2,382,273	—
U.S. Government Agency Securities	—	1,267,026	—
Temporary Cash Investments	628,975	7,305,942	—
	628,975	159,085,301	—
Other Financial Instruments
Futures Contracts	14,525	65,541	—
Swap Agreements	—	751,046	—
Forward Foreign Currency Exchange Contracts	—	354,611	—
	14,525	1,171,198	—

Liabilities
Other Financial Instruments
Futures Contracts	36,086	31,367	—
Swap Agreements	—	435,000	—
Forward Foreign Currency Exchange Contracts	—	512,191	—
	36,086	978,558	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended December 31, 2017 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)

Emerging Markets Debt Fund R6 Class	$6,141	$143	$6,055	$(229)	—	—	$313	$145

(1) Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Diversified Bond Fund
December 31, 2017

Diversified Bond - Schedule of Investments
DECEMBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 35.9%
Aerospace and Defense — 0.3%
Boeing Co. (The), 2.20%, 10/30/22	3,070,000	3,010,939
Lockheed Martin Corp., 4.25%, 11/15/19	1,990,000	2,066,397
Lockheed Martin Corp., 3.55%, 1/15/26	5,290,000	5,500,963
Lockheed Martin Corp., 3.80%, 3/1/45	3,160,000	3,210,839
Rockwell Collins, Inc., 4.35%, 4/15/47	1,580,000	1,721,627
United Technologies Corp., 6.05%, 6/1/36	1,868,000	2,439,838
United Technologies Corp., 3.75%, 11/1/46	3,520,000	3,531,389
		21,481,992
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., 2.80%, 11/15/24	5,590,000	5,618,656
Auto Components — 0.1%
Tenneco, Inc., 5.00%, 7/15/26	2,960,000	3,041,400
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	1,736,000	1,805,006
		4,846,406
Automobiles — 1.1%
Ford Motor Co., 4.35%, 12/8/26	4,830,000	5,043,437
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	3,390,000	3,424,812
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	6,190,000	6,207,633
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	3,500,000	3,878,654
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	8,810,000	9,681,213
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	2,200,000	2,194,282
General Motors Co., 5.15%, 4/1/38	3,180,000	3,398,669
General Motors Financial Co., Inc., 3.25%, 5/15/18	5,570,000	5,591,428
General Motors Financial Co., Inc., 3.10%, 1/15/19	5,030,000	5,058,165
General Motors Financial Co., Inc., 3.15%, 1/15/20	6,350,000	6,424,412
General Motors Financial Co., Inc., 3.20%, 7/6/21	4,620,000	4,668,398
General Motors Financial Co., Inc., 5.25%, 3/1/26	7,740,000	8,522,830
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)	2,200,000	2,233,000
		66,326,933
Banks — 5.5%
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(1)	4,900,000	4,921,462
Bank of America Corp., MTN, 4.00%, 4/1/24	1,784,000	1,887,093
Bank of America Corp., MTN, 4.20%, 8/26/24	7,600,000	8,008,594
Bank of America Corp., MTN, 4.00%, 1/22/25	10,500,000	10,931,386
Bank of America Corp., MTN, 5.00%, 1/21/44	1,540,000	1,863,029
Bank of America Corp., MTN, VRN, 2.37%, 7/21/20(2)	6,270,000	6,260,909
Bank of America Corp., MTN, VRN, 2.33%, 10/1/20(2)	8,640,000	8,618,442
Bank of America Corp., MTN, VRN, 3.82%, 1/20/27(2)	4,000,000	4,141,059
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(2)	2,450,000	2,765,484
Bank of America Corp., VRN, 3.00%, 12/20/22(1)(2)	13,272,000	13,313,356
Bank of America Corp., VRN, 3.42%, 12/20/27(1)(2)	1,606,000	1,607,871
Bank of America N.A., 6.00%, 10/15/36	3,330,000	4,347,592
Banque Federative du Credit Mutuel SA, 2.00%, 4/12/19(1)	2,960,000	2,949,416

Barclays Bank plc, 5.14%, 10/14/20	1,760,000	1,864,840
Barclays plc, 4.375%, 1/12/26	3,500,000	3,648,740
Barclays plc, 4.95%, 1/10/47	2,500,000	2,782,825
BPCE SA, 3.00%, 5/22/22(1)	4,760,000	4,763,194
BPCE SA, 5.15%, 7/21/24(1)	3,580,000	3,886,436
BPCE SA, 3.50%, 10/23/27(1)	2,000,000	1,971,554
Branch Banking & Trust Co., 3.625%, 9/16/25	1,653,000	1,714,916
Branch Banking & Trust Co., 3.80%, 10/30/26	2,850,000	2,985,365
Capital One Financial Corp., 4.20%, 10/29/25	7,305,000	7,526,106
Capital One N.A., 2.35%, 8/17/18	2,900,000	2,904,904
Citibank N.A., 1.85%, 9/18/19	9,260,000	9,204,307
Citigroup, Inc., 1.75%, 5/1/18	6,194,000	6,189,328
Citigroup, Inc., 2.90%, 12/8/21	6,200,000	6,245,759
Citigroup, Inc., 2.75%, 4/25/22	5,530,000	5,523,703
Citigroup, Inc., 4.05%, 7/30/22	1,660,000	1,729,310
Citigroup, Inc., 3.20%, 10/21/26	7,500,000	7,447,816
Citigroup, Inc., 4.45%, 9/29/27	12,245,000	12,975,445
Citigroup, Inc., VRN, 3.52%, 10/27/27(2)	7,240,000	7,286,960
Commerzbank AG, 8.125%, 9/19/23(1)	1,330,000	1,592,095
Cooperatieve Rabobank UA, 3.875%, 2/8/22	4,280,000	4,497,682
Cooperatieve Rabobank UA, 3.95%, 11/9/22	2,270,000	2,368,988
Fifth Third Bank, 2.875%, 10/1/21	3,210,000	3,242,842
HBOS plc, MTN, 6.75%, 5/21/18(1)	5,140,000	5,227,631
HSBC Bank plc, 4.125%, 8/12/20(1)	7,303,000	7,615,022
HSBC Bank USA N.A., 5.875%, 11/1/34	1,760,000	2,272,415
Huntington Bancshares, Inc., 2.30%, 1/14/22	4,580,000	4,510,028
Intesa Sanpaolo SpA, 3.125%, 7/14/22(1)	2,510,000	2,494,192
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)	1,580,000	1,619,696
JPMorgan Chase & Co., 2.25%, 1/23/20	10,220,000	10,215,669
JPMorgan Chase & Co., 2.55%, 3/1/21	4,290,000	4,293,777
JPMorgan Chase & Co., 4.625%, 5/10/21	6,700,000	7,156,058
JPMorgan Chase & Co., 3.25%, 9/23/22	5,020,000	5,142,414
JPMorgan Chase & Co., 3.875%, 9/10/24	8,505,000	8,877,669
JPMorgan Chase & Co., 3.125%, 1/23/25	15,400,000	15,495,606
JPMorgan Chase & Co., VRN, 3.54%, 5/1/27(2)	6,000,000	6,109,547
JPMorgan Chase & Co., VRN, 3.88%, 7/24/37(2)	4,160,000	4,302,865
JPMorgan Chase & Co., VRN, 3.96%, 11/15/47(2)	3,300,000	3,413,013
KeyBank N.A., MTN, 3.40%, 5/20/26	3,300,000	3,292,763
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	4,000,000	4,204,352
Regions Financial Corp., 2.75%, 8/14/22	4,790,000	4,779,443
Royal Bank of Canada, 2.15%, 10/26/20	5,090,000	5,058,820
Royal Bank of Canada, MTN, 2.125%, 3/2/20	9,620,000	9,593,597
SunTrust Bank, 3.30%, 5/15/26	3,950,000	3,918,099
Turkiye Garanti Bankasi AS, 5.875%, 3/16/23(1)	6,200,000	6,447,442
U.S. Bancorp, MTN, 3.00%, 3/15/22	1,310,000	1,336,730
U.S. Bancorp, MTN, 3.60%, 9/11/24	2,820,000	2,923,237
U.S. Bank N.A., 2.80%, 1/27/25	2,820,000	2,803,000
Wells Fargo & Co., 3.07%, 1/24/23	3,770,000	3,800,013
Wells Fargo & Co., 4.125%, 8/15/23	2,170,000	2,289,748

Wells Fargo & Co., 5.61%, 1/15/44	3,300,000	4,074,275
Wells Fargo & Co., MTN, 2.60%, 7/22/20	11,110,000	11,181,791
Wells Fargo & Co., MTN, 3.55%, 9/29/25	3,240,000	3,328,289
Wells Fargo & Co., MTN, 4.10%, 6/3/26	2,850,000	2,990,981
Wells Fargo & Co., MTN, 4.65%, 11/4/44	2,890,000	3,156,221
Wells Fargo & Co., MTN, 4.75%, 12/7/46	2,200,000	2,462,612
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/27(2)	3,200,000	3,265,196
		343,621,019
Beverages — 1.0%
Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/19	9,590,000	9,572,002
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	10,490,000	10,744,987
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	5,100,000	5,270,711
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	10,720,000	12,463,031
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	5,160,000	5,450,554
Constellation Brands, Inc., 2.00%, 11/7/19	4,390,000	4,363,014
Constellation Brands, Inc., 4.75%, 12/1/25	6,720,000	7,393,419
Molson Coors Brewing Co., 3.00%, 7/15/26	5,610,000	5,499,694
		60,757,412
Biotechnology — 1.7%
AbbVie, Inc., 2.50%, 5/14/20	7,680,000	7,707,455
AbbVie, Inc., 2.90%, 11/6/22	9,130,000	9,157,627
AbbVie, Inc., 3.60%, 5/14/25	3,970,000	4,086,907
AbbVie, Inc., 4.40%, 11/6/42	2,810,000	3,021,763
Amgen, Inc., 2.20%, 5/22/19	10,600,000	10,604,881
Amgen, Inc., 2.65%, 5/11/22	10,080,000	10,061,896
Amgen, Inc., 4.66%, 6/15/51	4,170,000	4,680,194
Biogen, Inc., 2.90%, 9/15/20	8,905,000	9,031,506
Biogen, Inc., 3.625%, 9/15/22	5,390,000	5,591,216
Celgene Corp., 3.25%, 8/15/22	6,640,000	6,751,434
Celgene Corp., 3.875%, 8/15/25	9,950,000	10,313,159
Celgene Corp., 3.45%, 11/15/27	1,280,000	1,281,313
Celgene Corp., 5.00%, 8/15/45	1,400,000	1,593,238
Gilead Sciences, Inc., 1.85%, 9/20/19	4,050,000	4,033,752
Gilead Sciences, Inc., 4.40%, 12/1/21	6,230,000	6,647,261
Gilead Sciences, Inc., 3.65%, 3/1/26	11,010,000	11,430,642
Gilead Sciences, Inc., 4.15%, 3/1/47	2,120,000	2,258,628
		108,252,872
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25	3,800,000	4,048,140
Masco Corp., 4.375%, 4/1/26	1,700,000	1,802,850
		5,850,990
Capital Markets — 0.1%
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.85%, 1/15/27	3,500,000	3,726,803
Chemicals — 0.2%
Ashland LLC, 4.75%, 8/15/22	2,000,000	2,085,000
Dow Chemical Co. (The), 4.375%, 11/15/42	2,910,000	3,070,833
Ecolab, Inc., 4.35%, 12/8/21	2,533,000	2,698,289
LyondellBasell Industries NV, 5.00%, 4/15/19	1,691,000	1,736,521
Mosaic Co. (The), 4.05%, 11/15/27	2,730,000	2,741,775

Westlake Chemical Corp., 4.375%, 11/15/47	1,500,000	1,562,855
		13,895,273
Commercial Services and Supplies — 0.2%
Republic Services, Inc., 3.55%, 6/1/22	4,170,000	4,302,365
Republic Services, Inc., 3.375%, 11/15/27	1,500,000	1,513,848
Waste Management, Inc., 3.15%, 11/15/27	2,640,000	2,643,248
Waste Management, Inc., 4.10%, 3/1/45	3,520,000	3,792,165
		12,251,626
Communications Equipment — 0.1%
Cisco Systems, Inc., 3.00%, 6/15/22	2,720,000	2,773,981
CommScope Technologies LLC, 5.00%, 3/15/27(1)	3,090,000	3,097,725
		5,871,706
Construction Materials — 0.1%
Owens Corning, 4.20%, 12/15/22	2,830,000	2,970,176
Consumer Finance — 1.1%
American Express Co., 3.00%, 10/30/24	2,000,000	1,999,277
American Express Credit Corp., MTN, 2.20%, 3/3/20	12,000,000	11,966,768
American Express Credit Corp., MTN, 2.60%, 9/14/20	1,655,000	1,663,890
American Express Credit Corp., MTN, 2.25%, 5/5/21	7,890,000	7,830,726
Capital One Bank USA N.A., 2.30%, 6/5/19	3,370,000	3,366,895
Capital One Bank USA N.A., 3.375%, 2/15/23	4,900,000	4,953,438
CIT Group, Inc., 5.00%, 8/15/22	4,420,000	4,696,250
Discover Bank, 3.45%, 7/27/26	5,790,000	5,724,568
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	1,900,000	1,980,750
IHS Markit Ltd., 4.75%, 2/15/25(1)	3,160,000	3,341,700
PNC Bank N.A., 1.95%, 3/4/19	5,200,000	5,191,393
PNC Bank N.A., 3.80%, 7/25/23	3,100,000	3,239,662
PNC Bank N.A., MTN, 2.30%, 6/1/20	9,230,000	9,223,541
Synchrony Financial, 2.60%, 1/15/19	2,310,000	2,314,771
Synchrony Financial, 3.00%, 8/15/19	2,000,000	2,014,466
		69,508,095
Containers and Packaging — 0.2%
Ball Corp., 4.00%, 11/15/23	3,180,000	3,255,525
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	4,810,000	4,894,175
WestRock RKT Co., 4.00%, 3/1/23	3,410,000	3,537,081
		11,686,781
Diversified Consumer Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47	1,600,000	1,629,603
Catholic Health Initiatives, 2.95%, 11/1/22	2,420,000	2,401,402
George Washington University (The), 3.55%, 9/15/46	1,805,000	1,745,362
		5,776,367
Diversified Financial Services — 3.2%
Ally Financial, Inc., 3.60%, 5/21/18	3,000,000	3,012,750
Ally Financial, Inc., 4.625%, 3/30/25	3,650,000	3,846,188
Banco Santander SA, 3.50%, 4/11/22	5,400,000	5,510,873
BNP Paribas SA, 4.375%, 9/28/25(1)	3,950,000	4,133,179
Citigroup, Inc., 4.125%, 7/25/28	2,060,000	2,127,020
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	9,590,000	9,718,042
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	5,500,000	5,632,254

GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	16,001,000	15,932,618
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	2,500,000	2,708,843
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	12,700,000	12,696,310
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	6,320,000	7,010,863
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	5,710,000	5,804,358
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	11,520,000	11,596,405
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	1,500,000	1,742,021
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	10,120,000	10,733,299
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	5,070,000	5,791,098
Goldman Sachs Group, Inc. (The), VRN, 2.88%, 10/31/21(2)	2,800,000	2,793,175
Goldman Sachs Group, Inc. (The), VRN, 3.27%, 9/29/24(2)	3,000,000	2,989,918
HSBC Holdings plc, 2.95%, 5/25/21	8,000,000	8,058,067
HSBC Holdings plc, 4.30%, 3/8/26	4,980,000	5,298,780
HSBC Holdings plc, 4.375%, 11/23/26	6,200,000	6,483,076
HSBC Holdings plc, VRN, 3.26%, 3/13/22(2)	4,900,000	4,970,525
Morgan Stanley, 2.75%, 5/19/22	5,110,000	5,093,734
Morgan Stanley, 4.375%, 1/22/47	1,650,000	1,811,598
Morgan Stanley, MTN, 5.625%, 9/23/19	14,340,000	15,116,328
Morgan Stanley, MTN, 3.70%, 10/23/24	9,830,000	10,164,513
Morgan Stanley, MTN, 4.00%, 7/23/25	14,830,000	15,539,220
Morgan Stanley, VRN, 3.97%, 7/22/37(2)	1,880,000	1,951,898
S&P Global, Inc., 3.30%, 8/14/20	1,710,000	1,742,748
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(1)	8,150,000	8,287,055
UBS Group Funding Switzerland AG, 4.125%, 9/24/25(1)	2,930,000	3,077,203
		201,373,959
Diversified Telecommunication Services — 2.2%
AT&T, Inc., 2.30%, 3/11/19	5,939,000	5,946,637
AT&T, Inc., 5.00%, 3/1/21	2,340,000	2,507,504
AT&T, Inc., 3.875%, 8/15/21	3,160,000	3,276,276
AT&T, Inc., 3.60%, 2/17/23	3,400,000	3,481,547
AT&T, Inc., 3.40%, 5/15/25	12,480,000	12,286,612
AT&T, Inc., 3.90%, 8/14/27	16,230,000	16,365,614
AT&T, Inc., 4.75%, 5/15/46	4,220,000	4,139,694
AT&T, Inc., 5.15%, 11/15/46(1)	4,521,000	4,634,086
AT&T, Inc., 5.45%, 3/1/47	3,360,000	3,601,487
AT&T, Inc., 5.15%, 2/14/50	3,000,000	3,026,736
British Telecommunications plc, 5.95%, 1/15/18	6,030,000	6,038,119
CenturyLink, Inc., 6.15%, 9/15/19	3,300,000	3,423,750
Deutsche Telekom International Finance BV, 2.23%, 1/17/20(1)	10,010,000	9,966,797
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(1)	5,450,000	5,485,190
Frontier Communications Corp., 8.50%, 4/15/20	1,336,000	1,112,220
Ooredoo Tamweel Ltd., 3.04%, 12/3/18	10,000,000	10,062,690
Orange SA, 4.125%, 9/14/21	2,200,000	2,326,844
Orange SA, 5.50%, 2/6/44	1,570,000	1,932,807
Telefonica Emisiones SAU, 5.46%, 2/16/21	4,410,000	4,773,366
Telefonica Emisiones SAU, 4.10%, 3/8/27	3,100,000	3,208,444
Telefonica Emisiones SAU, 5.21%, 3/8/47	1,920,000	2,185,619
Verizon Communications, Inc., 3.50%, 11/1/24	4,000,000	4,076,788
Verizon Communications, Inc., 2.625%, 8/15/26	9,150,000	8,632,275

Verizon Communications, Inc., 4.125%, 3/16/27	3,540,000	3,697,231
Verizon Communications, Inc., 4.75%, 11/1/41	1,890,000	1,932,129
Verizon Communications, Inc., 4.86%, 8/21/46	5,345,000	5,584,444
Verizon Communications, Inc., 5.01%, 8/21/54	2,984,000	3,059,460
		136,764,366
Electric Utilities — 0.1%
AEP Transmission Co. LLC, 3.75%, 12/1/47(1)	1,920,000	1,977,926
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	2,940,000	2,998,800
		4,976,726
Energy Equipment and Services — 0.1%
Ensco plc, 5.20%, 3/15/25	770,000	658,350
Halliburton Co., 3.80%, 11/15/25	3,300,000	3,434,409
		4,092,759
Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp., 5.05%, 9/1/20	2,000,000	2,122,811
American Tower Corp., 3.375%, 10/15/26	4,920,000	4,841,587
American Tower Corp., 3.60%, 1/15/28	1,870,000	1,862,320
AvalonBay Communities, Inc., MTN, 3.35%, 5/15/27	1,750,000	1,765,093
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	2,200,000	2,193,685
Boston Properties LP, 3.65%, 2/1/26	3,590,000	3,652,307
Crown Castle International Corp., 5.25%, 1/15/23	3,240,000	3,551,086
Crown Castle International Corp., 4.45%, 2/15/26	3,630,000	3,816,492
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24(1)	3,100,000	3,224,000
Essex Portfolio LP, 3.625%, 8/15/22	3,120,000	3,209,013
Essex Portfolio LP, 3.25%, 5/1/23	1,712,000	1,727,633
Hospitality Properties Trust, 4.65%, 3/15/24	2,850,000	2,998,333
Hudson Pacific Properties LP, 3.95%, 11/1/27	3,420,000	3,408,275
Kilroy Realty LP, 3.80%, 1/15/23	3,380,000	3,459,642
Kilroy Realty LP, 4.375%, 10/1/25	1,610,000	1,691,307
Kimco Realty Corp., 2.80%, 10/1/26	3,910,000	3,696,809
Simon Property Group LP, 3.25%, 11/30/26	2,740,000	2,729,452
Ventas Realty LP, 4.125%, 1/15/26	2,600,000	2,717,434
VEREIT Operating Partnership LP, 4.125%, 6/1/21	4,538,000	4,714,048
Welltower, Inc., 3.75%, 3/15/23	4,490,000	4,657,397
		62,038,724
Food and Staples Retailing — 0.6%
CVS Health Corp., 3.50%, 7/20/22	5,400,000	5,505,398
CVS Health Corp., 5.125%, 7/20/45	2,330,000	2,678,414
Kroger Co. (The), 3.30%, 1/15/21	6,235,000	6,362,761
Kroger Co. (The), 3.70%, 8/1/27	2,450,000	2,484,986
Kroger Co. (The), 3.875%, 10/15/46	2,680,000	2,461,497
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(1)	9,400,000	9,267,408
Target Corp., 2.50%, 4/15/26	5,290,000	5,090,403
Target Corp., 3.90%, 11/15/47	1,562,000	1,592,555
Wal-Mart Stores, Inc., 3.625%, 12/15/47	1,700,000	1,784,080
		37,227,502
Food Products — 0.1%
Kraft Heinz Foods Co., 5.20%, 7/15/45	2,100,000	2,316,805
Kraft Heinz Foods Co., 4.375%, 6/1/46	1,120,000	1,112,897

Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	4,280,000	4,429,800
		7,859,502
Gas Utilities — 1.9%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	1,000,000	1,039,270
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	3,950,000	4,159,153
Boardwalk Pipelines LP, 4.45%, 7/15/27	1,880,000	1,915,752
Enbridge Energy Partners LP, 6.50%, 4/15/18	2,470,000	2,502,907
Enbridge Energy Partners LP, 5.20%, 3/15/20	1,010,000	1,063,453
Enbridge, Inc., 4.00%, 10/1/23	2,630,000	2,740,272
Enbridge, Inc., 4.50%, 6/10/44	2,130,000	2,215,329
Energy Transfer Equity LP, 7.50%, 10/15/20	2,120,000	2,337,300
Energy Transfer LP, 3.60%, 2/1/23	3,530,000	3,535,579
Energy Transfer LP, 4.90%, 3/15/35	3,470,000	3,440,184
Energy Transfer LP, 6.50%, 2/1/42	1,880,000	2,146,126
Enterprise Products Operating LLC, 5.20%, 9/1/20	7,370,000	7,878,707
Enterprise Products Operating LLC, 4.85%, 3/15/44	7,480,000	8,223,029
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18(2)	2,500,000	2,512,500
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	3,360,000	3,626,210
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	3,040,000	3,241,957
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	4,250,000	5,027,930
Kinder Morgan, Inc., 5.55%, 6/1/45	3,560,000	3,907,025
Magellan Midstream Partners LP, 6.55%, 7/15/19	2,680,000	2,839,541
MPLX LP, 4.875%, 6/1/25	6,860,000	7,361,503
MPLX LP, 5.20%, 3/1/47	2,480,000	2,729,811
ONEOK, Inc., 4.00%, 7/13/27	3,830,000	3,888,198
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	3,070,000	3,090,485
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	11,040,000	12,192,212
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	5,750,000	5,722,483
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	4,800,000	4,714,657
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28(1)	2,940,000	2,943,675
Williams Cos., Inc. (The), 3.70%, 1/15/23	1,650,000	1,650,000
Williams Partners LP, 4.125%, 11/15/20	5,003,000	5,197,932
Williams Partners LP, 5.10%, 9/15/45	3,660,000	4,037,106
		117,880,286
Health Care Equipment and Supplies — 0.7%
Abbott Laboratories, 2.00%, 9/15/18	1,560,000	1,559,923
Abbott Laboratories, 3.75%, 11/30/26	9,840,000	10,120,250
Becton Dickinson and Co., 3.73%, 12/15/24	5,961,000	6,112,921
Becton Dickinson and Co., 3.70%, 6/6/27	2,340,000	2,361,932
Medtronic, Inc., 2.50%, 3/15/20	1,900,000	1,911,746
Medtronic, Inc., 3.50%, 3/15/25	7,590,000	7,879,129
Medtronic, Inc., 4.375%, 3/15/35	5,050,000	5,699,588
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	2,157,000	2,209,377
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	3,000,000	2,919,859
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	1,920,000	2,300,414
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	2,080,000	2,081,979
		45,157,118
Health Care Providers and Services — 1.0%
Aetna, Inc., 2.75%, 11/15/22	1,540,000	1,526,599

Anthem, Inc., 3.65%, 12/1/27	2,800,000	2,859,056
Anthem, Inc., 4.65%, 1/15/43	2,550,000	2,804,418
Cardinal Health, Inc., 1.95%, 6/14/19	8,890,000	8,837,662
Duke University Health System, Inc., 3.92%, 6/1/47	3,085,000	3,232,761
Express Scripts Holding Co., 3.40%, 3/1/27	2,580,000	2,535,999
HCA, Inc., 3.75%, 3/15/19	5,910,000	5,976,487
HCA, Inc., 4.25%, 10/15/19	1,000,000	1,023,750
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	1,860,000	1,923,054
Kaiser Foundation Hospitals, 4.15%, 5/1/47	1,570,000	1,699,210
Mylan NV, 3.95%, 6/15/26	2,200,000	2,221,700
Northwell Healthcare, Inc., 4.26%, 11/1/47	2,180,000	2,232,829
NYU Hospitals Center, 4.43%, 7/1/42	2,180,000	2,355,797
Tenet Healthcare Corp., 4.625%, 7/15/24(1)	3,077,000	3,011,614
UnitedHealth Group, Inc., 2.875%, 12/15/21	5,210,000	5,278,670
UnitedHealth Group, Inc., 2.875%, 3/15/22	4,060,000	4,111,815
UnitedHealth Group, Inc., 3.75%, 7/15/25	3,920,000	4,134,849
UnitedHealth Group, Inc., 4.75%, 7/15/45	2,880,000	3,407,109
UnitedHealth Group, Inc., 3.75%, 10/15/47	2,030,000	2,074,628
Universal Health Services, Inc., 4.75%, 8/1/22(1)	3,700,000	3,778,625
		65,026,632
Hotels, Restaurants and Leisure — 0.3%
Aramark Services, Inc., 5.00%, 4/1/25(1)	1,860,000	1,969,368
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	3,950,000	3,999,375
International Game Technology plc, 6.25%, 2/15/22(1)	3,100,000	3,355,750
McDonald's Corp., MTN, 3.375%, 5/26/25	3,480,000	3,594,061
McDonald's Corp., MTN, 4.70%, 12/9/35	2,270,000	2,584,566
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	2,500,000	2,748,010
		18,251,130
Household Durables — 0.4%
D.R. Horton, Inc., 2.55%, 12/1/20	2,420,000	2,417,886
D.R. Horton, Inc., 5.75%, 8/15/23	2,020,000	2,264,864
Lennar Corp., 4.75%, 4/1/21	3,290,000	3,433,937
Lennar Corp., 4.50%, 4/30/24	2,700,000	2,775,060
Lennar Corp., 4.75%, 11/29/27(1)	2,250,000	2,328,300
Newell Brands, Inc., 4.20%, 4/1/26	4,900,000	5,121,532
Newell Brands, Inc., 5.50%, 4/1/46	1,590,000	1,898,461
Toll Brothers Finance Corp., 6.75%, 11/1/19	2,620,000	2,826,325
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	1,460,000	1,496,500
		24,562,865
Industrial Conglomerates — 0.2%
FedEx Corp., 4.40%, 1/15/47	3,380,000	3,618,199
General Electric Co., 4.125%, 10/9/42	3,040,000	3,189,418
General Electric Co., MTN, 4.375%, 9/16/20	3,745,000	3,935,083
		10,742,700
Insurance — 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19	6,670,000	6,777,236
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	6,320,000	6,742,088
American International Group, Inc., 4.125%, 2/15/24	10,080,000	10,662,846
American International Group, Inc., 4.50%, 7/16/44	2,150,000	2,322,839

Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	4,800,000	4,913,066
Berkshire Hathaway, Inc., 2.75%, 3/15/23	3,870,000	3,897,464
Berkshire Hathaway, Inc., 4.50%, 2/11/43	3,160,000	3,646,927
Chubb INA Holdings, Inc., 3.15%, 3/15/25	3,950,000	3,999,299
Chubb INA Holdings, Inc., 3.35%, 5/3/26	2,660,000	2,716,849
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	1,190,000	1,519,233
International Lease Finance Corp., 6.25%, 5/15/19	1,670,000	1,750,428
Markel Corp., 4.90%, 7/1/22	4,070,000	4,397,605
MetLife, Inc., 4.125%, 8/13/42	2,140,000	2,268,680
MetLife, Inc., 4.875%, 11/13/43	1,405,000	1,651,154
Metropolitan Life Global Funding I, 3.00%, 1/10/23(1)	2,870,000	2,895,208
Prudential Financial, Inc., 3.94%, 12/7/49(1)	4,823,000	4,938,030
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	1,275,000	1,609,169
Voya Financial, Inc., 5.70%, 7/15/43	2,500,000	3,070,569
WR Berkley Corp., 4.625%, 3/15/22	2,450,000	2,609,537
WR Berkley Corp., 4.75%, 8/1/44	1,240,000	1,333,118
		73,721,345
Internet and Direct Marketing Retail — 0.4%
Alibaba Group Holding Ltd., 2.50%, 11/28/19	3,900,000	3,911,960
Alibaba Group Holding Ltd., 3.60%, 11/28/24	7,000,000	7,266,392
Amazon.com, Inc., 3.15%, 8/22/27(1)	8,200,000	8,226,509
Amazon.com, Inc., 3.875%, 8/22/37(1)	1,890,000	2,010,800
eBay, Inc., 2.15%, 6/5/20	2,950,000	2,930,813
		24,346,474
IT Services — 0.2%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	8,050,000	7,793,335
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	4,230,000	4,321,294
		12,114,629
Machinery — 0.2%
Caterpillar Financial Services Corp., MTN, 1.85%, 9/4/20	7,500,000	7,414,799
John Deere Capital Corp., MTN, 1.95%, 6/22/20	3,190,000	3,168,308
Oshkosh Corp., 5.375%, 3/1/22	4,070,000	4,202,275
		14,785,382
Media — 1.9%
21st Century Fox America, Inc., 6.90%, 8/15/39	1,840,000	2,603,439
21st Century Fox America, Inc., 4.75%, 9/15/44	2,920,000	3,350,422
CBS Corp., 3.50%, 1/15/25	3,310,000	3,326,495
CBS Corp., 3.70%, 6/1/28(1)	1,670,000	1,649,925
CBS Corp., 4.85%, 7/1/42	1,240,000	1,304,077
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	15,110,000	16,085,795
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	2,500,000	2,479,690
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	2,780,000	3,249,973
Comcast Corp., 3.15%, 3/1/26	5,060,000	5,101,591
Comcast Corp., 4.40%, 8/15/35	2,070,000	2,265,731
Comcast Corp., 6.40%, 5/15/38	3,970,000	5,367,433
Comcast Corp., 4.75%, 3/1/44	4,540,000	5,214,048
Discovery Communications LLC, 5.625%, 8/15/19	1,716,000	1,800,534
Discovery Communications LLC, 3.95%, 3/20/28	11,820,000	11,777,738
Globo Comunicacao e Participacoes SA, 5.125%, 3/31/27(1)	4,900,000	4,998,000

Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	2,370,000	2,451,651
Lamar Media Corp., 5.375%, 1/15/24	3,570,000	3,748,500
NBCUniversal Media LLC, 4.375%, 4/1/21	4,630,000	4,909,020
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	2,680,000	2,763,750
Omnicom Group, Inc., 3.60%, 4/15/26	5,520,000	5,592,730
TEGNA, Inc., 5.125%, 7/15/20	4,450,000	4,561,250
Time Warner Cable LLC, 6.75%, 7/1/18	1,830,000	1,870,732
Time Warner Cable LLC, 5.50%, 9/1/41	1,020,000	1,065,872
Time Warner Cable LLC, 4.50%, 9/15/42	1,770,000	1,665,320
Time Warner, Inc., 4.70%, 1/15/21	2,410,000	2,547,689
Time Warner, Inc., 3.60%, 7/15/25	5,500,000	5,519,782
Time Warner, Inc., 3.80%, 2/15/27	2,500,000	2,501,712
Time Warner, Inc., 5.35%, 12/15/43	1,520,000	1,681,110
Viacom, Inc., 3.125%, 6/15/22	1,690,000	1,673,365
Viacom, Inc., 4.25%, 9/1/23	4,100,000	4,190,459
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	4,000,000	4,055,000
		121,372,833
Metals and Mining — 0.3%
Barrick North America Finance LLC, 5.75%, 5/1/43	1,710,000	2,156,628
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)	2,560,000	2,733,984
Southern Copper Corp., 5.25%, 11/8/42	1,450,000	1,624,243
Steel Dynamics, Inc., 4.125%, 9/15/25(1)	5,160,000	5,211,600
Steel Dynamics, Inc., 5.00%, 12/15/26	2,000,000	2,120,000
Vale Overseas Ltd., 6.25%, 8/10/26	4,414,000	5,124,654
		18,971,109
Multi-Utilities — 1.5%
American Electric Power Co., Inc., 3.20%, 11/13/27	2,050,000	2,039,077
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	2,850,000	2,978,250
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	3,900,000	4,026,203
CMS Energy Corp., 8.75%, 6/15/19	1,387,000	1,509,613
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	2,030,000	2,140,910
Dominion Energy, Inc., 6.40%, 6/15/18	4,350,000	4,440,238
Dominion Energy, Inc., 2.75%, 9/15/22	1,690,000	1,677,099
Dominion Energy, Inc., 3.625%, 12/1/24	4,810,000	4,984,309
Dominion Energy, Inc., 4.90%, 8/1/41	3,920,000	4,542,730
Duke Energy Corp., 3.55%, 9/15/21	2,686,000	2,774,008
Duke Energy Corp., 2.65%, 9/1/26	4,520,000	4,337,989
Duke Energy Corp., 3.15%, 8/15/27	1,000,000	994,515
Duke Energy Florida LLC, 6.35%, 9/15/37	1,307,000	1,821,818
Duke Energy Florida LLC, 3.85%, 11/15/42	2,670,000	2,802,439
Duke Energy Progress LLC, 4.15%, 12/1/44	1,900,000	2,075,635
Duke Energy Progress LLC, 3.70%, 10/15/46	2,280,000	2,332,572
Exelon Corp., 5.15%, 12/1/20	2,700,000	2,876,642
Exelon Corp., 4.45%, 4/15/46	3,462,000	3,774,242
Exelon Generation Co. LLC, 5.60%, 6/15/42	1,510,000	1,660,057
FirstEnergy Corp., 4.25%, 3/15/23	2,310,000	2,415,056
FirstEnergy Corp., 4.85%, 7/15/47	1,780,000	1,992,743
Florida Power & Light Co., 4.125%, 2/1/42	2,160,000	2,389,191
Georgia Power Co., 4.30%, 3/15/42	1,590,000	1,693,014

MidAmerican Energy Co., 4.40%, 10/15/44	4,100,000	4,675,039
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	6,860,000	6,999,420
NiSource Finance Corp., 5.65%, 2/1/45	2,680,000	3,365,799
Pacific Gas & Electric Co., 4.00%, 12/1/46	3,255,000	3,263,557
Potomac Electric Power Co., 3.60%, 3/15/24	1,700,000	1,780,354
Sempra Energy, 2.875%, 10/1/22	2,720,000	2,719,055
Sempra Energy, 3.25%, 6/15/27	3,700,000	3,688,250
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	2,170,000	2,161,723
Southern Power Co., 5.15%, 9/15/41	1,100,000	1,226,780
Southwestern Public Service Co., 3.70%, 8/15/47	1,880,000	1,927,020
Xcel Energy, Inc., 3.35%, 12/1/26	1,680,000	1,703,387
		95,788,734
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	1,970,000	1,851,249
Oil, Gas and Consumable Fuels — 2.6%
Anadarko Petroleum Corp., 5.55%, 3/15/26	5,630,000	6,325,540
Anadarko Petroleum Corp., 6.45%, 9/15/36	1,570,000	1,927,304
Antero Resources Corp., 5.00%, 3/1/25	3,860,000	3,956,500
Apache Corp., 4.75%, 4/15/43	2,270,000	2,339,608
BP Capital Markets plc, 2.75%, 5/10/23	4,880,000	4,884,892
Cenovus Energy, Inc., 4.25%, 4/15/27	6,840,000	6,834,599
Chevron Corp., 2.10%, 5/16/21	5,770,000	5,724,974
Cimarex Energy Co., 4.375%, 6/1/24	4,480,000	4,759,557
CNOOC Finance 2011 Ltd., 4.25%, 1/26/21	8,975,000	9,337,204
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	2,000,000	2,111,848
Concho Resources, Inc., 4.375%, 1/15/25	4,300,000	4,482,750
Concho Resources, Inc., 4.875%, 10/1/47	1,040,000	1,140,916
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,889,000	2,485,438
Ecopetrol SA, 5.875%, 5/28/45	1,220,000	1,249,892
Encana Corp., 6.50%, 2/1/38	4,600,000	5,818,722
EOG Resources, Inc., 4.10%, 2/1/21	2,390,000	2,493,577
Exxon Mobil Corp., 2.71%, 3/6/25	6,230,000	6,213,405
Hess Corp., 6.00%, 1/15/40	2,990,000	3,312,254
Marathon Oil Corp., 3.85%, 6/1/25	3,390,000	3,455,529
Marathon Oil Corp., 4.40%, 7/15/27	3,800,000	3,977,705
Newfield Exploration Co., 5.75%, 1/30/22	5,150,000	5,523,375
Noble Energy, Inc., 4.15%, 12/15/21	4,080,000	4,254,634
Petroleos Mexicanos, 6.00%, 3/5/20	3,600,000	3,824,100
Petroleos Mexicanos, 3.50%, 7/23/20	10,000,000	10,160,000
Petroleos Mexicanos, 4.875%, 1/24/22	2,160,000	2,256,660
Petroleos Mexicanos, 4.625%, 9/21/23	7,200,000	7,425,000
Petroleos Mexicanos, 4.875%, 1/18/24	5,800,000	6,023,010
Petroleos Mexicanos, 6.625%, 6/15/35	1,510,000	1,618,856
Petroleos Mexicanos, 6.50%, 6/2/41	1,760,000	1,814,560
Petroleos Mexicanos, 5.50%, 6/27/44	2,910,000	2,684,359
Petronas Capital Ltd., 5.25%, 8/12/19	6,254,000	6,528,682
Phillips 66, 4.30%, 4/1/22	6,020,000	6,403,735
Shell International Finance BV, 2.375%, 8/21/22	3,100,000	3,079,436
Shell International Finance BV, 3.25%, 5/11/25	2,160,000	2,221,445

Shell International Finance BV, 3.625%, 8/21/42	1,780,000	1,760,107
Shell International Finance BV, 4.55%, 8/12/43	1,590,000	1,811,139
Sinopec Group Overseas Development 2016 Ltd., 1.75%, 9/29/19	2,600,000	2,559,427
Statoil ASA, 2.45%, 1/17/23	4,370,000	4,346,471
Statoil ASA, 3.95%, 5/15/43	2,060,000	2,158,131
Suncor Energy, Inc., 6.50%, 6/15/38	1,290,000	1,747,083
		161,032,424
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	4,775,000	5,151,589
International Paper Co., 4.40%, 8/15/47	3,640,000	3,815,975
		8,967,564
Pharmaceuticals — 0.6%
AbbVie, Inc., 4.70%, 5/14/45	2,325,000	2,601,000
Actavis, Inc., 3.25%, 10/1/22	6,880,000	6,907,484
Allergan Funding SCS, 3.85%, 6/15/24	4,150,000	4,257,665
Allergan Funding SCS, 4.55%, 3/15/35	3,840,000	4,072,682
Baxalta, Inc., 4.00%, 6/23/25	3,520,000	3,643,048
Forest Laboratories LLC, 4.875%, 2/15/21(1)	1,567,000	1,659,768
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	10,610,000	10,451,107
Zoetis, Inc., 3.00%, 9/12/27	4,540,000	4,442,719
		38,035,473
Road and Rail — 0.5%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	3,310,000	3,413,466
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	3,850,000	4,575,543
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	1,530,000	1,726,663
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	3,570,000	3,885,557
CSX Corp., 3.40%, 8/1/24	2,840,000	2,922,356
CSX Corp., 3.25%, 6/1/27	5,890,000	5,894,363
Norfolk Southern Corp., 5.75%, 4/1/18	2,560,000	2,583,521
Union Pacific Corp., 3.60%, 9/15/37	1,730,000	1,794,741
Union Pacific Corp., 4.75%, 9/15/41	2,480,000	2,885,439
Union Pacific Corp., 4.05%, 11/15/45	1,600,000	1,732,128
		31,413,777
Semiconductors and Semiconductor Equipment — 0.3%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25(1)	4,000,000	3,828,913
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.50%, 1/15/28(1)	1,800,000	1,719,012
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)	3,550,000	3,644,182
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	3,950,000	4,004,312
QUALCOMM, Inc., 3.25%, 5/20/27	3,370,000	3,293,417
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	3,000,000	3,277,500
		19,767,336
Software — 0.9%
Activision Blizzard, Inc., 2.30%, 9/15/21	3,500,000	3,456,731
Microsoft Corp., 2.70%, 2/12/25	9,320,000	9,312,421
Microsoft Corp., 3.125%, 11/3/25	4,150,000	4,240,139
Microsoft Corp., 3.30%, 2/6/27	5,000,000	5,161,975
Microsoft Corp., 3.45%, 8/8/36	4,140,000	4,273,727
Microsoft Corp., 4.25%, 2/6/47	5,060,000	5,794,407
Oracle Corp., 3.625%, 7/15/23	3,070,000	3,225,243

Oracle Corp., 2.65%, 7/15/26	9,200,000	8,977,210
Oracle Corp., 3.25%, 11/15/27	3,790,000	3,857,889
Oracle Corp., 4.30%, 7/8/34	2,380,000	2,647,950
Oracle Corp., 4.00%, 7/15/46	2,560,000	2,728,278
Quintiles IMS, Inc., 5.00%, 10/15/26(1)	3,500,000	3,600,625
		57,276,595
Specialty Retail — 0.5%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	5,000,000	5,056,250
Home Depot, Inc. (The), 3.75%, 2/15/24	3,000,000	3,164,865
Home Depot, Inc. (The), 3.00%, 4/1/26	5,260,000	5,271,082
Home Depot, Inc. (The), 5.95%, 4/1/41	3,720,000	5,044,361
Home Depot, Inc. (The), 3.90%, 6/15/47	2,750,000	2,904,979
Lowe's Cos., Inc., 3.10%, 5/3/27	3,580,000	3,595,856
Lowe's Cos., Inc., 4.05%, 5/3/47	1,680,000	1,791,316
United Rentals North America, Inc., 4.625%, 7/15/23	4,390,000	4,555,152
		31,383,861
Technology Hardware, Storage and Peripherals — 0.7%
Apple, Inc., 2.85%, 5/6/21	5,520,000	5,610,683
Apple, Inc., 3.00%, 2/9/24	1,720,000	1,742,886
Apple, Inc., 2.75%, 1/13/25	2,130,000	2,112,972
Apple, Inc., 2.50%, 2/9/25	7,550,000	7,366,869
Apple, Inc., 2.90%, 9/12/27	9,570,000	9,465,623
Dell International LLC / EMC Corp., 6.02%, 6/15/26(1)	14,050,000	15,513,387
Seagate HDD Cayman, 4.75%, 6/1/23	3,200,000	3,250,000
Seagate HDD Cayman, 4.75%, 1/1/25	950,000	933,319
		45,995,739
Textiles, Apparel and Luxury Goods — 0.1%
PVH Corp., 4.50%, 12/15/22	2,920,000	2,985,408
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 3.125%, 7/16/22	4,460,000	4,520,921
Sprint Communications, Inc., 9.00%, 11/15/18(1)	1,335,000	1,406,890
		5,927,811
TOTAL CORPORATE BONDS (Cost $2,191,586,888)		2,244,135,119
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 25.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(4) — 3.2%
FHLMC, VRN, 1.82%, 1/15/18	1,531,404	1,578,046
FHLMC, VRN, 1.84%, 1/15/18	2,921,486	3,016,932
FHLMC, VRN, 1.91%, 1/15/18	2,692,330	2,778,679
FHLMC, VRN, 2.07%, 1/15/18	4,053,977	4,072,733
FHLMC, VRN, 2.08%, 1/15/18	2,047,206	2,119,612
FHLMC, VRN, 2.32%, 1/15/18	8,078,141	8,092,934
FHLMC, VRN, 2.375%, 1/15/18	4,109,990	4,136,808
FHLMC, VRN, 2.48%, 1/15/18	5,391,150	5,477,589
FHLMC, VRN, 2.59%, 1/15/18	6,957,647	7,038,992
FHLMC, VRN, 2.84%, 1/15/18	4,633,294	4,684,070
FHLMC, VRN, 3.08%, 1/15/18	18,949,660	19,354,891
FHLMC, VRN, 3.20%, 1/15/18	2,988,055	3,058,786
FHLMC, VRN, 3.20%, 1/15/18	538,164	568,310
FHLMC, VRN, 3.20%, 1/15/18	6,133,093	6,481,771

FHLMC, VRN, 3.48%, 1/15/18	1,332,788	1,401,200
FHLMC, VRN, 3.56%, 1/15/18	2,486,458	2,609,897
FHLMC, VRN, 3.63%, 1/15/18	913,921	960,471
FHLMC, VRN, 3.63%, 1/15/18	339,895	354,823
FHLMC, VRN, 3.65%, 1/15/18	2,693,349	2,782,174
FHLMC, VRN, 3.74%, 1/15/18	1,238,287	1,276,630
FHLMC, VRN, 4.06%, 1/15/18	1,686,842	1,753,682
FHLMC, VRN, 4.06%, 1/15/18	1,829,226	1,905,308
FNMA, VRN, 2.28%, 1/25/18	1,598,364	1,651,027
FNMA, VRN, 2.36%, 1/25/18	2,153,735	2,175,060
FNMA, VRN, 2.63%, 1/25/18	10,415,573	10,516,366
FNMA, VRN, 2.71%, 1/25/18	4,142,414	4,208,172
FNMA, VRN, 2.82%, 1/25/18	7,082,072	7,252,550
FNMA, VRN, 2.92%, 1/25/18	11,948,948	12,192,426
FNMA, VRN, 2.99%, 1/25/18	2,495,506	2,588,158
FNMA, VRN, 2.99%, 1/25/18	3,600,421	3,738,899
FNMA, VRN, 3.01%, 1/25/18	5,060,009	5,253,054
FNMA, VRN, 3.01%, 1/25/18	1,595,213	1,657,017
FNMA, VRN, 3.02%, 1/25/18	4,404,880	4,574,908
FNMA, VRN, 3.11%, 1/25/18	1,166,389	1,215,923
FNMA, VRN, 3.18%, 1/25/18	9,668,859	9,852,091
FNMA, VRN, 3.20%, 1/25/18	13,539,673	13,747,165
FNMA, VRN, 3.21%, 1/25/18	13,397,933	13,608,185
FNMA, VRN, 3.26%, 1/25/18	11,875,830	12,193,551
FNMA, VRN, 3.32%, 1/25/18	592,675	616,744
FNMA, VRN, 3.32%, 1/25/18	967,336	996,531
FNMA, VRN, 3.41%, 1/25/18	465,089	487,285
FNMA, VRN, 3.53%, 1/25/18	2,132,541	2,214,398
FNMA, VRN, 3.93%, 1/25/18	3,409,681	3,537,463
		199,781,311
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 22.4%
FHLMC, 4.50%, 1/1/19	2,129	2,160
FHLMC, 5.00%, 1/1/21	526,541	544,514
FHLMC, 5.00%, 4/1/21	108,657	112,110
FHLMC, 7.00%, 9/1/27	2,097	2,342
FHLMC, 6.50%, 1/1/28	3,381	3,748
FHLMC, 7.00%, 2/1/28	505	554
FHLMC, 6.50%, 3/1/29	20,329	22,633
FHLMC, 6.50%, 6/1/29	18,260	20,239
FHLMC, 7.00%, 8/1/29	2,125	2,282
FHLMC, 5.00%, 4/1/31	2,891,560	3,114,306
FHLMC, 5.00%, 5/1/31	3,915,987	4,233,654
FHLMC, 6.50%, 5/1/31	13,490	14,950
FHLMC, 6.50%, 6/1/31	623	691
FHLMC, 6.50%, 6/1/31	616	683
FHLMC, 6.50%, 6/1/31	1,509	1,672
FHLMC, 5.50%, 12/1/33	235,074	263,203
FHLMC, 6.00%, 9/1/35	3,792,916	4,285,211
FHLMC, 5.50%, 12/1/37	242,248	267,692

FHLMC, 5.50%, 1/1/38	485,297	537,255
FHLMC, 6.00%, 2/1/38	2,003,442	2,262,307
FHLMC, 5.50%, 4/1/38	612,444	677,166
FHLMC, 6.00%, 8/1/38	160,957	181,111
FHLMC, 3.00%, 2/1/43	18,363,865	18,489,346
FNMA, 3.00%, 1/11/18(5)	159,500,000	159,544,362
FNMA, 3.50%, 1/11/18(5)	196,040,000	201,407,207
FNMA, 4.00%, 1/11/18(5)	172,175,000	180,160,155
FNMA, 4.50%, 1/11/18(5)	83,570,000	88,923,181
FNMA, 5.00%, 6/1/18	63,513	64,697
FNMA, 4.50%, 5/1/19	60,044	61,063
FNMA, 6.50%, 1/1/26	13,886	15,401
FNMA, 7.00%, 12/1/27	3,009	3,235
FNMA, 7.50%, 4/1/28	18,218	19,887
FNMA, 7.00%, 5/1/28	17,281	17,796
FNMA, 7.00%, 6/1/28	292	298
FNMA, 6.50%, 1/1/29	3,132	3,533
FNMA, 6.50%, 4/1/29	11,685	12,961
FNMA, 7.00%, 7/1/29	2,211	2,246
FNMA, 7.50%, 7/1/29	29,648	32,554
FNMA, 7.50%, 9/1/30	7,178	8,522
FNMA, 5.00%, 6/1/31	2,939,476	3,165,428
FNMA, 5.00%, 7/1/31	5,324,720	5,735,563
FNMA, 7.00%, 9/1/31	47,162	51,120
FNMA, 6.50%, 1/1/32	8,479	9,405
FNMA, 6.50%, 8/1/32	47,248	53,456
FNMA, 6.50%, 8/1/32	4,044	4,484
FNMA, 5.50%, 2/1/33	2,260,518	2,500,344
FNMA, 5.00%, 6/1/33	2,503,682	2,721,447
FNMA, 5.50%, 6/1/33	134,538	149,201
FNMA, 5.50%, 7/1/33	817,108	905,958
FNMA, 5.00%, 8/1/33	326,291	354,393
FNMA, 5.50%, 8/1/33	296,716	329,323
FNMA, 5.50%, 9/1/33	408,187	455,462
FNMA, 5.00%, 11/1/33	1,566,395	1,702,693
FNMA, 6.00%, 12/1/33	1,313,339	1,488,836
FNMA, 5.50%, 1/1/34	425,048	471,753
FNMA, 5.50%, 2/1/34	1,402,864	1,556,449
FNMA, 5.00%, 3/1/34	914,163	993,691
FNMA, 4.50%, 1/1/35	7,382,506	7,893,723
FNMA, 5.00%, 4/1/35	2,206,577	2,398,689
FNMA, 5.00%, 6/1/35	1,619,663	1,760,568
FNMA, 5.00%, 7/1/35	3,121,255	3,392,898
FNMA, 5.00%, 8/1/35	95,843	103,777
FNMA, 4.50%, 9/1/35	360,977	385,888
FNMA, 5.00%, 10/1/35	733,243	794,144
FNMA, 5.50%, 12/1/35	4,497,896	4,993,271
FNMA, 5.00%, 2/1/36	549,171	596,964
FNMA, 5.50%, 4/1/36	589,604	654,233

FNMA, 5.50%, 5/1/36	1,186,073	1,314,903
FNMA, 5.50%, 7/1/36	218,485	241,876
FNMA, 5.50%, 2/1/37	152,629	169,047
FNMA, 5.50%, 5/1/37	244,771	270,504
FNMA, 6.00%, 8/1/37	403,281	456,559
FNMA, 6.50%, 8/1/37	190,756	209,192
FNMA, 6.00%, 9/1/37	1,822,258	2,058,951
FNMA, 6.00%, 11/1/37	2,365,058	2,662,896
FNMA, 5.50%, 12/1/37	1,350,001	1,492,867
FNMA, 5.50%, 2/1/38	279,583	308,548
FNMA, 5.50%, 6/1/38	610,674	671,377
FNMA, 6.00%, 9/1/38	130,581	135,742
FNMA, 5.50%, 12/1/38	1,410,262	1,562,581
FNMA, 5.00%, 1/1/39	754,432	823,046
FNMA, 5.50%, 1/1/39	5,964,989	6,602,076
FNMA, 4.50%, 2/1/39	1,557,653	1,662,538
FNMA, 5.00%, 2/1/39	3,264,872	3,565,099
FNMA, 4.50%, 4/1/39	2,741,776	2,974,007
FNMA, 4.50%, 5/1/39	6,969,643	7,560,422
FNMA, 6.50%, 5/1/39	1,530,104	1,770,901
FNMA, 5.00%, 8/1/39	3,364,672	3,677,102
FNMA, 4.50%, 10/1/39	11,833,566	12,836,811
FNMA, 4.00%, 10/1/40	12,256,679	13,028,627
FNMA, 4.50%, 11/1/40	10,093,440	10,897,556
FNMA, 4.00%, 8/1/41	11,800,533	12,512,946
FNMA, 4.50%, 9/1/41	6,277,815	6,727,184
FNMA, 3.50%, 10/1/41	13,953,608	14,420,718
FNMA, 5.00%, 1/1/42	5,223,384	5,643,092
FNMA, 3.50%, 2/1/42	8,595,220	8,882,588
FNMA, 3.50%, 6/1/42	27,576,803	28,519,097
FNMA, 3.50%, 8/1/42	2,489,023	2,571,529
FNMA, 3.50%, 8/1/42	9,999,355	10,332,359
FNMA, 3.50%, 8/1/43	8,520,946	8,768,191
FNMA, 3.50%, 5/1/45	14,240,661	14,683,049
FNMA, 3.50%, 11/1/45	18,811,500	19,341,239
FNMA, 3.50%, 11/1/45	18,346,407	18,863,049
FNMA, 4.00%, 11/1/45	21,228,421	22,229,834
FNMA, 4.00%, 11/1/45	6,468,372	6,772,522
FNMA, 3.50%, 2/1/46	20,918,614	21,567,973
FNMA, 4.00%, 2/1/46	17,285,182	18,098,413
FNMA, 3.50%, 3/1/46	20,149,726	20,717,150
FNMA, 4.00%, 4/1/46	23,904,923	25,034,292
FNMA, 3.50%, 5/1/46	20,553,307	21,132,096
FNMA, 6.50%, 8/1/47	32,026	34,534
FNMA, 6.50%, 9/1/47	37,637	40,442
FNMA, 6.50%, 9/1/47	2,256	2,428
FNMA, 6.50%, 9/1/47	19,789	21,243
FNMA, 6.50%, 9/1/47	14,505	15,561
GNMA, 2.50%, 1/22/18(5)	15,300,000	14,956,945

GNMA, 3.00%, 1/22/18(5)	40,000,000	40,355,125
GNMA, 3.50%, 1/22/18(5)	114,000,000	117,941,906
GNMA, 4.00%, 1/22/18(5)	32,000,000	33,378,500
GNMA, 7.00%, 11/15/22	6,294	6,591
GNMA, 7.00%, 4/20/26	2,258	2,559
GNMA, 7.50%, 8/15/26	4,311	4,858
GNMA, 8.00%, 8/15/26	1,899	2,076
GNMA, 7.50%, 5/15/27	3,760	3,948
GNMA, 8.00%, 6/15/27	9,621	9,847
GNMA, 7.50%, 11/15/27	1,555	1,586
GNMA, 7.00%, 2/15/28	2,574	2,580
GNMA, 7.50%, 2/15/28	2,196	2,210
GNMA, 6.50%, 3/15/28	9,470	10,509
GNMA, 7.00%, 4/15/28	1,518	1,522
GNMA, 6.50%, 5/15/28	130	145
GNMA, 6.50%, 5/15/28	25,730	28,563
GNMA, 7.00%, 12/15/28	2,771	2,778
GNMA, 7.00%, 5/15/31	22,166	25,605
GNMA, 4.50%, 8/15/33	1,258,382	1,336,323
GNMA, 6.00%, 9/20/38	790,077	883,128
GNMA, 5.50%, 11/15/38	2,306,836	2,585,036
GNMA, 5.50%, 11/15/38	723,396	794,589
GNMA, 6.00%, 1/20/39	238,175	267,631
GNMA, 5.00%, 3/20/39	1,628,664	1,772,051
GNMA, 4.50%, 4/15/39	2,073,641	2,193,204
GNMA, 4.50%, 11/15/39	15,067,391	16,074,111
GNMA, 4.50%, 1/15/40	1,236,858	1,307,965
GNMA, 4.00%, 7/15/40	2,237,820	2,347,918
GNMA, 4.00%, 11/20/40	20,519,683	21,617,950
GNMA, 4.50%, 12/15/40	4,975,847	5,331,409
GNMA, 4.50%, 7/20/41	7,809,817	8,277,185
GNMA, 3.50%, 6/20/42	7,394,998	7,700,507
GNMA, 3.50%, 7/20/42	11,347,280	11,805,659
GNMA, 2.50%, 7/20/46	22,614,739	22,128,328
GNMA, 2.50%, 8/20/46	14,007,351	13,706,185
		1,401,691,877
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,600,525,475)		1,601,473,188
U.S. TREASURY SECURITIES — 24.1%
U.S. Treasury Bonds, 4.375%, 11/15/39	21,250,000	27,324,760
U.S. Treasury Bonds, 4.625%, 2/15/40	9,250,000	12,292,861
U.S. Treasury Bonds, 4.375%, 5/15/41	6,500,000	8,404,044
U.S. Treasury Bonds, 3.125%, 11/15/41	29,000,000	31,152,507
U.S. Treasury Bonds, 3.125%, 2/15/42	55,000,000	59,078,709
U.S. Treasury Bonds, 3.00%, 5/15/42	71,000,000	74,672,474
U.S. Treasury Bonds, 2.75%, 11/15/42	18,500,000	18,603,427
U.S. Treasury Bonds, 2.875%, 5/15/43	33,000,000	33,904,248
U.S. Treasury Bonds, 3.125%, 8/15/44	30,850,000	33,129,510
U.S. Treasury Bonds, 3.00%, 11/15/44	18,650,000	19,572,256
U.S. Treasury Bonds, 2.50%, 2/15/45	64,500,000	61,435,270

U.S. Treasury Bonds, 3.00%, 5/15/45	17,000,000	17,837,905
U.S. Treasury Notes, 0.875%, 1/31/18	42,000,000	41,988,444
U.S. Treasury Notes, 1.00%, 2/15/18	13,200,000	13,195,353
U.S. Treasury Notes, 1.00%, 3/15/18(6)	151,750,000	151,646,438
U.S. Treasury Notes, 0.75%, 4/15/18	78,000,000	77,867,702
U.S. Treasury Notes, 2.625%, 4/30/18	7,700,000	7,730,286
U.S. Treasury Notes, 1.00%, 5/31/18	20,640,000	20,598,914
U.S. Treasury Notes, 1.375%, 6/30/18	145,360,000	145,276,261
U.S. Treasury Notes, 1.375%, 7/31/18	29,000,000	28,963,043
U.S. Treasury Notes, 1.75%, 11/30/19	30,000,000	29,924,333
U.S. Treasury Notes, 1.875%, 12/31/19(7)	30,000,000	29,989,675
U.S. Treasury Notes, 1.375%, 4/30/20	3,000,000	2,962,964
U.S. Treasury Notes, 1.50%, 5/31/20	112,100,000	110,998,956
U.S. Treasury Notes, 1.625%, 6/30/20	18,000,000	17,867,925
U.S. Treasury Notes, 1.125%, 8/31/21	125,000,000	120,763,344
U.S. Treasury Notes, 2.00%, 10/31/21	57,080,000	56,840,052
U.S. Treasury Notes, 2.00%, 12/31/21	32,000,000	31,839,950
U.S. Treasury Notes, 1.875%, 1/31/22	147,000,000	145,482,958
U.S. Treasury Notes, 1.875%, 4/30/22	16,000,000	15,809,581
U.S. Treasury Notes, 2.00%, 11/30/22	50,000,000	49,543,734
U.S. Treasury Notes, 1.25%, 7/31/23	1,150,000	1,089,825
U.S. Treasury Notes, 2.25%, 11/15/25	350,000	346,893
U.S. Treasury Notes, 2.25%, 8/15/27	7,000,000	6,900,477
TOTAL U.S. TREASURY SECURITIES (Cost $1,492,119,417)		1,505,035,079
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 9.3%
Private Sponsor Collateralized Mortgage Obligations — 5.4%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.46%, 1/1/18(4)	2,562,478	2,587,376
Agate Bay Mortgage Loan Trust, Series 2014-1, Class 1A6, VRN, 3.50%, 1/1/18(1)(4)	6,748,683	6,841,052
Agate Bay Mortgage Loan Trust, Series 2016-2, Class A3, VRN, 3.50%, 1/1/18(1)(4)	10,630,166	10,835,454
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 1/1/18(1)(4)	15,680,904	15,994,758
Agate Bay Mortgage Trust, Series 2014-2, Class A14, VRN, 3.75%, 1/1/18(1)(4)	11,478,815	11,751,941
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.83%, 1/1/18(4)	1,708,073	1,705,004
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.54%, 1/1/18(4)	2,505,073	2,537,379
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.73%, 1/1/18(4)	2,332,927	2,280,750
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	866,984	895,722
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 3.37%, 1/1/18(4)	2,977,169	2,904,406
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.16%, 1/1/18(4)	7,948,255	7,884,111
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.54%, 1/1/18(4)	1,035,773	1,029,589
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	1,651,192	1,686,343
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	628,116	637,351
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	76,834	74,772
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR6, Class 2A1, VRN, 3.51%, 1/1/18(4)	1,012,492	1,020,658
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 1/1/18(1)(4)	9,948,678	10,097,272
CSMC Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 1/1/18(1)(4)	14,600,906	14,773,269
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.35%, 1/1/18(4)	5,899,380	5,899,776
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.35%, 1/1/18(4)	1,707,766	1,692,854
Flagstar Mortgage Trust, Series 2017-2, Class A5 SEQ, VRN, 3.50%, 1/1/18(1)(4)	14,283,979	14,474,460
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.24%, 1/1/18(4)	2,250,859	2,233,842
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.54%, 1/1/18(4)	2,540,979	2,561,270

GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.66%, 1/1/18(4)	3,671,183	3,700,976
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.47%, 1/1/18(4)	7,430,709	7,605,631
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1, VRN, 3.24%, 1/1/18(4)	6,080,724	6,128,540
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.53%, 1/1/18(4)	2,568,631	2,595,789
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.53%, 1/1/18(4)	1,436,440	1,443,322
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.69%, 1/1/18(4)	2,194,775	2,197,232
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.64%, 1/1/18(4)	2,350,225	2,298,498
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.67%, 1/1/18(4)	1,762,296	1,788,992
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 1/1/18(1)(4)	1,864,702	1,858,001
JPMorgan Mortgage Trust, Series 2016-4, Class A3, VRN, 3.50%, 1/1/18(1)(4)	8,472,626	8,611,962
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 1/1/18(1)(4)	12,263,017	12,465,349
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.47%, 1/1/18(4)	1,377,107	1,416,669
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.27%, 1/25/18(4)	2,603,271	2,580,884
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.04%, 1/1/18(4)	2,862,234	2,836,943
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.04%, 1/1/18(4)	1,431,117	1,465,760
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, VRN, 2.75%, 1/1/18(1)(4)	9,421,436	9,440,015
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 1/1/18(1)(4)	9,501,499	9,871,455
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.05%, 1/25/18, resets monthly off the 1-month LIBOR plus 1.50%(1)	10,477,544	10,778,696
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.90%, 1/1/18(4)	144,581	149,290
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 1/1/18(4)	299,551	301,833
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(1)	1,387,864	1,443,662
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 1/1/18(1)(4)	8,172,124	8,329,493
Sequoia Mortgage Trust, Series 2017-4, Class A4 SEQ, VRN, 3.50%, 1/1/18(1)(4)	11,236,333	11,441,477
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 1/1/18(1)(4)	10,067,795	10,240,986
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 1/1/18(1)(4)	12,101,713	12,331,246
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 1/1/18(1)(4)	11,258,709	11,487,376
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 1/1/18(1)(4)	11,332,192	11,575,527
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 1/1/18(1)(4)	4,886,403	4,793,804
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 3.45%, 1/1/18(4)	522,819	546,453
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.37%, 1/1/18(4)	3,761,428	3,783,454
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.29%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.74%	5,488,914	5,244,365
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	812,925	855,969
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.08%, 1/1/18(4)	3,482,672	3,433,998
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.56%, 1/1/18(4)	721,836	747,010
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-DD, Class 2A6, VRN, 3.58%, 1/1/18(4)	1,981,916	2,045,246
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 3.35%, 1/1/18(4)	3,729,320	3,800,421
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.51%, 1/1/18(4)	2,057,951	2,108,341
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.74%, 1/1/18(4)	3,566,027	3,640,258
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	1,440,632	1,446,504
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	1,486,709	1,530,794
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.47%, 1/1/18(4)	3,348,225	3,526,463
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.47%, 1/1/18(4)	1,021,169	1,050,826
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 3.45%, 1/1/18(4)	2,098,715	2,126,023
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR13, Class A1, VRN, 1.85%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.30%	6,175,610	5,897,037
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.35%, 1/1/18(4)	1,811,887	1,825,009
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	2,493,598	2,496,845
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	2,258,729	2,242,488
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	913,623	910,517

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.61%, 1/1/18(4)	732,941	719,788
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	981,367	989,681
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	929,328	952,900
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	714,827	749,372
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 3.81%, 1/1/18(4)	1,737,355	1,661,372
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	1,704,584	1,799,105
		339,709,056
U.S. Government Agency Collateralized Mortgage Obligations — 3.9%
FHLMC, Series 2016-DNA4, Class M2, VRN, 2.85%, 1/25/18, resets monthly off the 1-month LIBOR plus 1.30%	16,145,000	16,389,968
FHLMC, Series 2016-HQA3, Class M2, VRN, 2.90%, 1/25/18, resets monthly off the 1-month LIBOR plus 1.35%	14,249,000	14,461,900
FHLMC, Series 2017-DNA2, Class M1, VRN, 2.75%, 1/25/18, resets monthly off the 1-month LIBOR plus 1.20%	19,476,750	19,787,367
FHLMC, Series 2017-HQA2, Class M1, VRN, 2.35%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.80%	14,452,083	14,501,345
FHLMC, Series 3397, Class GF, VRN, 1.98%, 1/15/18, resets monthly off the 1-month LIBOR plus 0.50%	1,121,513	1,128,703
FHLMC, Series K728, Class A2 SEQ, VRN, 3.06%, 1/1/18(4)	13,800,000	14,153,843
FHLMC, Series KF29, Class A, VRN, 1.73%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.36%	35,885,359	35,984,994
FHLMC, Series KF31, Class A, VRN, 1.74%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.37%	37,800,000	37,929,866
FHLMC, Series KF32, Class A, VRN, 1.74%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.37%	32,870,278	32,983,375
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	592	613
FNMA, Series 2006-43, Class FM, VRN, 1.85%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.30%	1,263,152	1,261,844
FNMA, Series 2007-36, Class FB, VRN, 1.95%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.40%	2,845,683	2,855,059
FNMA, Series 2014-C02, Class 1M2, VRN, 4.15%, 1/25/18, resets monthly off the 1-month LIBOR plus 2.60%	5,535,000	5,879,214
FNMA, Series 2014-C02, Class 2M2, VRN, 4.15%, 1/25/18, resets monthly off the 1-month LIBOR plus 2.60%	8,381,220	8,786,924
FNMA, Series 2016-C04, Class 1M1, VRN, 3.00%, 1/25/18, resets monthly off the 1-month LIBOR plus 1.45%	7,844,265	7,921,829
FNMA, Series 2016-C05, Class 2M1, VRN, 2.90%, 1/25/18, resets monthly off the 1-month LIBOR plus 1.35%	4,703,753	4,733,017
FNMA, Series 2017-C01, Class 1M1, VRN, 2.85%, 1/25/18, resets monthly off the 1-month LIBOR plus 1.30%	9,862,935	9,965,684
FNMA, Series 2017-C03, Class 1M1, VRN, 2.50%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.95%	12,523,807	12,625,475
GNMA, Series 2007-5, Class FA, VRN, 1.64%, 1/19/18, resets monthly off the 1-month LIBOR plus 0.14%	2,344,045	2,335,155
		243,686,175
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $580,508,370)		583,395,231
ASSET-BACKED SECURITIES(3) — 6.3%
Argent Securities, Inc., Series 2004-W8, Class M1, VRN, 2.38%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.83%	9,491,513	9,397,446
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(1)	8,500,000	8,500,309
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(1)	20,000,000	20,034,404
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	10,293,373	10,232,847
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, VRN, 2.15%, 1/22/18, resets monthly off the 1-month LIBOR plus 0.62%	23,800,000	24,102,455
Colony American Homes, Series 2014-2A, Class A, VRN, 2.43%, 1/17/18, resets monthly off the 1-month LIBOR plus 0.95%(1)	9,128,741	9,151,997
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.73%, 1/17/18, resets monthly off the 1-month LIBOR plus 1.25%(1)	24,133,528	24,298,898
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(1)	3,850,825	3,847,766
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(1)	5,759,147	5,756,596
Enterprise Fleet Financing LLC, Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(1)	11,252,616	11,254,944
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 SEQ, 1.97%, 1/20/23(1)	25,325,000	25,280,580
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 2.53%, 1/10/18, resets monthly off the 1-month LIBOR plus 1.10%(1)	8,218,132	8,245,711
Hertz Vehicle Financing II LP, Series 2016-3A, Class A SEQ, 2.27%, 7/25/20(1)	7,200,000	7,168,118
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(1)	12,625,000	12,608,630
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	1,351,082	1,341,966
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	4,240,407	4,176,093

Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	8,441,931	8,386,894
Honda Auto Receivables Owner Trust, Series 2017-1, Class A2 SEQ, 1.42%, 7/22/19	10,816,539	10,802,434
Hyundai Auto Receivables Trust, Series 2017-A, Class A2A SEQ, 1.48%, 2/18/20	23,055,867	23,048,348
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 2.34%, 1/17/18, resets monthly off the 1-month LIBOR plus 0.85%(1)	23,352,008	23,476,252
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	3,359,366	3,317,501
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(1)	5,453,413	5,379,223
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	4,137,933	4,118,896
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	7,590,473	7,509,671
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(1)	18,937,497	18,779,876
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.86%, 1/17/18, resets monthly off the 1-month LIBOR plus 1.40%(1)	10,035,000	10,141,275
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	10,474,197	10,498,922
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(1)	4,694,642	4,684,244
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	2,599,221	2,590,179
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	6,962,576	6,988,871
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 1/1/18(1)(4)	6,153,143	6,260,529
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 1/1/18(1)(4)	10,913,051	10,916,891
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 1/1/18(1)(4)	18,267,760	18,247,851
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	2,533,640	2,646,387
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	13,006,209	12,894,598
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(1)	19,984,373	19,716,855
TOTAL ASSET-BACKED SECURITIES (Cost $396,023,695)		395,804,457
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 5.1%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 2.05%, 1/15/18, resets monthly off the 1-month LIBOR plus 0.80%(1)	9,500,000	9,500,926
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	13,000,000	13,186,065
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	14,000,000	14,212,600
CD Commercial Mortgage Trust, Series 2016-CD1, Class A4 SEQ, 2.72%, 8/10/49	5,920,000	5,767,715
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 1/1/18(4)	10,691,000	11,406,455
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.72%, 1/1/18(4)	10,000,000	10,721,192
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 1/1/18(4)	10,000,000	10,588,753
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 1/1/18(4)	14,000,000	14,641,180
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 1/1/18(4)	15,000,000	15,281,370
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 1/1/18(4)	10,000,000	10,705,746
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(1)	8,000,000	8,128,262
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(1)	17,000,000	17,285,750
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.18%, 1/15/18, resets monthly off the 1-month LIBOR plus 0.70%(1)	24,550,000	24,594,372
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	9,000,000	9,132,633
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(1)	7,800,000	7,634,601
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 1/10/18(1)(4)	15,252,000	15,509,291
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 1/1/18(4)	12,185,000	12,517,577
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 3/15/50	17,970,000	18,449,738
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	6,800,000	7,272,732
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 2.38%, 1/15/18, resets monthly off the 1-month LIBOR plus 0.90%(1)	12,500,000	12,508,383
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49	15,000,000	14,724,229
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class AS SEQ, 3.06%, 8/15/49	4,500,000	4,386,105
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	12,575,000	12,322,910

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52		12,500,000	12,643,275
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 1/1/18(1)(4)		10,160,000	10,231,958
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3, 3.20%, 6/15/50		13,170,000	13,255,750
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $316,484,399)			316,609,568
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.8%
Chile — 0.1%
Chile Government International Bond, 3.25%, 9/14/21		1,580,000	1,627,795
Chile Government International Bond, 3.625%, 10/30/42		1,500,000	1,512,375
			3,140,170
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21		2,810,000	2,970,170
Colombia Government International Bond, 7.375%, 9/18/37		1,500,000	2,034,000
Colombia Government International Bond, 6.125%, 1/18/41		1,200,000	1,452,000
			6,456,170
Italy†
Republic of Italy Government International Bond, 6.875%, 9/27/23		1,920,000	2,271,552
Mexico — 1.2%
Mexican Bonos, 10.00%, 11/20/36	MXN	992,530,000	61,655,232
Mexico Government International Bond, 4.15%, 3/28/27		$13,000,000	13,497,250
Mexico Government International Bond, MTN, 4.75%, 3/8/44		2,130,000	2,158,755
			77,311,237
Panama — 0.1%
Panama Government International Bond, 6.70%, 1/26/36		2,700,000	3,607,200
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37		680,000	923,100
Peruvian Government International Bond, 5.625%, 11/18/50		2,640,000	3,393,720
			4,316,820
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21		4,170,000	4,384,013
Philippine Government International Bond, 6.375%, 10/23/34		2,840,000	3,805,375
			8,189,388
Poland — 0.1%
Republic of Poland Government International Bond, 3.00%, 3/17/23		1,290,000	1,313,700
Republic of Poland Government International Bond, 5.125%, 4/21/21		2,400,000	2,600,736
			3,914,436
South Africa†
Republic of South Africa Government International Bond, 4.67%, 1/17/24		1,500,000	1,537,446
Uruguay†
Uruguay Government International Bond, 4.375%, 10/27/27		980,000	1,052,642
Uruguay Government International Bond, 4.125%, 11/20/45		1,630,000	1,642,225
			2,694,867
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $115,403,175)			113,439,286
U.S. GOVERNMENT AGENCY SECURITIES — 1.5%
FNMA, 6.625%, 11/15/30 (Cost $90,636,141)		67,150,000	94,534,240
MUNICIPAL SECURITIES — 1.4%
Bay Area Toll Authority Rev., 6.92%, 4/1/40		4,189,000	6,058,258
Houston GO, 3.96%, 3/1/47		2,115,000	2,180,480
Los Angeles Community College District GO, 6.75%, 8/1/49		1,600,000	2,491,280

Los Angeles Unified School District GO, 5.98%, 5/1/27	1,000,000	1,227,140
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	2,235,000	3,169,699
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	2,070,000	2,965,565
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	2,050,000	2,490,258
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	1,180,000	1,825,932
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	1,000,000	1,497,710
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	4,330,000	4,998,032
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	1,385,000	1,864,778
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	2,750,000	3,409,918
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	1,000,000	1,159,380
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	4,715,000	5,804,495
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	2,385,000	3,080,609
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	2,620,000	3,162,392
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	1,700,000	2,294,847
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	1,315,000	1,468,342
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	2,375,000	3,055,936
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	1,135,000	1,700,264
San Jose Redevelopment Agency Successor Agency Tax Allocation, 3.375%, 8/1/34	2,145,000	2,117,973
Santa Clara Valley Transportation Authority Sales Tax Rev., (Build America Bonds), 5.88%, 4/1/32	2,990,000	3,629,053
State of California GO, 6.65%, 3/1/22	1,660,000	1,885,611
State of California GO, 7.55%, 4/1/39	4,325,000	6,823,250
State of California GO, 7.30%, 10/1/39	3,660,000	5,473,237
State of California GO, (Building Bonds), 7.60%, 11/1/40	1,055,000	1,689,255
State of Illinois GO, 5.10%, 6/1/33	4,462,000	4,462,402
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	1,665,000	1,897,917
State of Oregon Department of Transportation Rev., (Building Bonds), 5.83%, 11/15/34	1,420,000	1,832,879
University of California Rev., 5.95%, 5/15/45	1,630,000	2,140,272
TOTAL MUNICIPAL SECURITIES (Cost $73,300,191)		87,857,164
TEMPORARY CASH INVESTMENTS(8) — 2.4%
Credit Agricole Corporate and Investment Bank, 1.35%, 1/2/18(9)	93,075,000	93,060,242
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 8/31/18 - 11/15/46, valued at $22,590,563), in a joint trading account at 1.10%, dated 12/29/17, due 1/2/18 (Delivery value $22,106,089)		22,103,387
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 8/15/24, valued at $36,907,782), at 0.54%, dated 12/29/17, due 1/2/18 (Delivery value $36,184,171)		36,182,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	44,824	44,824
TOTAL TEMPORARY CASH INVESTMENTS (Cost $151,401,772)		151,390,453
TOTAL INVESTMENT SECURITIES — 113.4% (Cost $7,007,989,523)		7,093,673,785
OTHER ASSETS AND LIABILITIES(10) — (13.4)%		(836,620,112)
TOTAL NET ASSETS — 100.0%		$6,257,053,673

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	53,075,306	USD	2,741,177	JPMorgan Chase Bank N.A.	3/21/18	$(78,893)
MXN	19,857,790	USD	1,000,034	JPMorgan Chase Bank N.A.	3/21/18	(3,957)
USD	64,297,251	MXN	1,253,571,352	JPMorgan Chase Bank N.A.	3/21/18	1,417,468
						$1,334,618

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	3,553	March 2018	USD	355,300,000	$412,730,916	$(1,551,843)
U.S. Treasury Long Bonds	95	March 2018	USD	9,500,000	14,535,000	(20,253)
U.S. Treasury 10-Year Ultra Notes	1,960	March 2018	USD	196,000,000	261,782,500	(793,223)
U.S. Treasury 10-Year Notes	407	March 2018	USD	40,700,000	50,487,078	(299,806)
					$739,535,494	$(2,665,125)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	2,253	March 2018	EUR	225,300,000	$355,776,111	$2,056,150
Euro-Bund 10-Year Bonds	868	March 2018	EUR	86,800,000	168,384,739	1,212,629
U.K. Gilt 10-Year Bonds	1,082	March 2018	GBP	108,200,000	182,841,635	(1,359,206)
					$707,002,485	$1,909,573

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Barclays Bank plc	BZDIOVRA	Receive	7.51%	1/2/19	BRL	1,702,912,036	$(3,116,512)
Barclays Bank plc	BZDIOVRA	Receive	8.03%	1/2/19	BRL	1,597,046,170	(5,748,745)
Barclays Bank plc	BZDIOVRA	Pay	9.48%	1/2/23	BRL	370,181,223	(1,294,964)
Barclays Bank plc	BZDIOVRA	Pay	9.82%	1/2/23	BRL	414,334,019	1,027,935
							$(9,132,286)

*Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.17%	05/10/27	$5,000,000	$554	$7,569	$8,123
CPURNSA	Receive	2.12%	05/24/27	$20,000,000	716	153,215	153,931
					$1,270	$160,784	$162,054

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.26%	11/15/26	$20,000,000	$(135,388)
Bank of America N.A.	CPURNSA	Receive	2.29%	11/16/26	$20,000,000	(187,947)
Bank of America N.A.	CPURNSA	Receive	2.28%	11/21/26	$20,000,000	(167,496)
Barclays Bank plc	CPURNSA	Receive	2.25%	11/15/26	$25,000,000	(138,740)
Barclays Bank plc	CPURNSA	Receive	2.28%	11/16/26	$25,000,000	(219,649)
Barclays Bank plc	CPURNSA	Receive	2.26%	11/21/26	$25,000,000	(177,577)
Goldman Sachs & Co.	CPURNSA	Receive	2.25%	11/15/26	$13,000,000	(68,183)
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/16/26	$13,000,000	(115,542)
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/21/26	$19,300,000	(171,459)
						$(1,381,981)

*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $900,137,658, which represented 14.4% of total net assets.

(2)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(5)	Forward commitment. Settlement date is indicated.

(6)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $27,688,786.

(7)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(8)	Category includes collateral received at the custodian bank for requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $275,973.

(9)	The rate indicated is the yield to maturity at purchase.

(10)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	2,244,135,119	—
U.S. Government Agency Mortgage-Backed Securities	—	1,601,473,188	—
U.S. Treasury Securities	—	1,505,035,079	—
Collateralized Mortgage Obligations	—	583,395,231	—
Asset-Backed Securities	—	395,804,457	—
Commercial Mortgage-Backed Securities	—	316,609,568	—
Sovereign Governments and Agencies	—	113,439,286	—
U.S. Government Agency Securities	—	94,534,240	—
Municipal Securities	—	87,857,164	—
Temporary Cash Investments	44,824	151,345,629	—
	44,824	7,093,628,961	—
Other Financial Instruments
Futures Contracts	—	3,268,779	—
Swap Agreements	—	1,189,989	—
Forward Foreign Currency Exchange Contracts	—	1,417,468	—
	—	5,876,236	—

Liabilities
Other Financial Instruments
Futures Contracts	2,665,125	1,359,206	—
Swap Agreements	—	11,542,202	—
Forward Foreign Currency Exchange Contracts	—	82,850	—
	2,665,125	12,984,258	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
High Income Fund
December 31, 2017

High Income Fund - Schedule of Investments
DECEMBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 89.5%
Aerospace and Defense — 0.7%
Bombardier, Inc., 6.00%, 10/15/22(1)	125,000	123,750
Bombardier, Inc., 7.50%, 3/15/25(1)	100,000	101,250
Pioneer Holdings LLC / Pioneer Finance Corp., 9.00%, 11/1/22(1)	100,000	103,625
StandardAero Aviation Holdings, Inc., 10.00%, 7/15/23(1)	25,000	27,500
TransDigm, Inc., 6.00%, 7/15/22	175,000	179,375
TransDigm, Inc., 6.50%, 5/15/25	75,000	76,875
TransDigm, Inc., 6.375%, 6/15/26	175,000	177,844
Triumph Group, Inc., 4.875%, 4/1/21	25,000	24,687
Triumph Group, Inc., 7.75%, 8/15/25(1)	125,000	132,969
		947,875
Air Freight and Logistics — 0.1%
XPO Logistics, Inc., 6.50%, 6/15/22(1)	75,000	78,562
XPO Logistics, Inc., 6.125%, 9/1/23(1)	50,000	53,063
		131,625
Airlines — 0.7%
Air Canada, 7.75%, 4/15/21(1)	375,000	429,375
Allegiant Travel Co., 5.50%, 7/15/19	175,000	179,812
American Airlines Group, Inc., 6.125%, 6/1/18	50,000	50,750
American Airlines Group, Inc., 4.625%, 3/1/20(1)	75,000	76,219
Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 2/15/19(1)	50,000	49,875
United Continental Holdings, Inc., 6.00%, 12/1/20	25,000	26,875
United Continental Holdings, Inc., 4.25%, 10/1/22	50,000	50,188
		863,094
Auto Components — 0.9%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	125,000	129,844
American Axle & Manufacturing, Inc., 6.25%, 4/1/25(1)	25,000	26,375
Cooper-Standard Automotive, Inc., 5.625%, 11/15/26(1)	100,000	103,500
Dana, Inc., 6.00%, 9/15/23	125,000	130,937
Delphi Technologies plc, 5.00%, 10/1/25(1)	100,000	101,500
Exide Technologies, (Toggle PIK), 11.00%, 4/30/20(1)	210,865	181,344
Goodyear Tire & Rubber Co. (The), 5.00%, 5/31/26	150,000	155,227
Lear Corp., 5.375%, 3/15/24	50,000	52,901
Tenneco, Inc., 5.375%, 12/15/24	150,000	157,875
Titan International, Inc., 6.50%, 11/30/23(1)	175,000	178,500
		1,218,003
Automobiles — 0.7%
Ally Financial, Inc., 3.25%, 11/5/18	325,000	326,218
Ally Financial, Inc., 8.00%, 12/31/18	100,000	105,000
Ally Financial, Inc., 3.75%, 11/18/19	100,000	101,510
Ally Financial, Inc., 4.125%, 3/30/20	400,000	409,000
Ally Financial, Inc., 7.50%, 9/15/20	25,000	27,750
Tesla, Inc., 5.30%, 8/15/25(1)	25,000	23,969
		993,447

Banks — 0.7%
Bank of Nova Scotia (The), VRN, 4.65%, 10/12/22(2)	50,000	49,734
Barclays Bank plc, 7.625%, 11/21/22	200,000	226,875
Barclays Bank plc, VRN, 7.75%, 4/10/18(2)	200,000	203,500
GLP Capital LP / GLP Financing II, Inc., 4.375%, 11/1/18	375,000	379,687
Washington Mutual Bank (Escrow), 7.25%, 5/1/09(3)(4)	250,000	2,188
Wells Fargo & Co., VRN, 5.90%, 6/15/24(2)	50,000	53,547
		915,531
Building Products — 0.1%
Griffon Corp., 5.25%, 3/1/22	50,000	50,750
NWH Escrow Corp., 7.50%, 8/1/21(1)	50,000	46,250
		97,000
Capital Markets — 0.3%
Charles Schwab Corp. (The), VRN, 5.00%, 12/1/27(2)	150,000	150,757
MSCI, Inc., 4.75%, 8/1/26(1)	50,000	52,625
NFP Corp., 6.875%, 7/15/25(1)	150,000	151,500
		354,882
Chemicals — 2.0%
A Schulman, Inc., 6.875%, 6/1/23	50,000	52,250
Alpha 3 BV / Alpha US Bidco, Inc., 6.25%, 2/1/25(1)	200,000	206,000
Blue Cube Spinco, Inc., 10.00%, 10/15/25	125,000	150,625
CF Industries, Inc., 7.125%, 5/1/20	24,000	26,196
CF Industries, Inc., 5.375%, 3/15/44	250,000	247,812
Consolidated Energy Finance SA, 6.75%, 10/15/19(1)	200,000	203,750
Hexion, Inc., 6.625%, 4/15/20	25,000	22,563
Hexion, Inc., 10.00%, 4/15/20	25,000	23,875
Hexion, Inc., 10.375%, 2/1/22(1)	125,000	116,953
Hexion, Inc., 13.75%, 2/1/22(1)	175,000	144,375
Hexion, Inc. / Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20	350,000	262,500
Kissner Holdings LP / Kissner Milling Co. Ltd. / BSC Holding, Inc. / Kissner USA, 8.375%, 12/1/22(1)	100,000	101,500
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	75,000	75,000
Platform Specialty Products Corp., 5.875%, 12/1/25(1)	75,000	74,531
PQ Corp., 5.75%, 12/15/25(1)	50,000	51,000
SPCM SA, 4.875%, 9/15/25(1)	200,000	202,250
TPC Group, Inc., 8.75%, 12/15/20(1)	275,000	276,375
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	150,000	155,625
Tronox Finance plc, 5.75%, 10/1/25(1)	125,000	128,750
Valvoline, Inc., 5.50%, 7/15/24	75,000	79,875
Venator Finance S.a.r.l. / Venator Materials LLC, 5.75%, 7/15/25(1)	50,000	53,000
Versum Materials, Inc., 5.50%, 9/30/24(1)	50,000	53,625
		2,708,430
Commercial Services and Supplies — 1.4%
ADT Corp. (The), 5.25%, 3/15/20	350,000	367,062
APTIM Corp., 7.75%, 6/15/25(1)	150,000	144,000
Brand Industrial Services, Inc., 8.50%, 7/15/25(1)	175,000	184,187
Brink's Co. (The), 4.625%, 10/15/27(1)	25,000	24,563
Covanta Holding Corp., 5.875%, 3/1/24	25,000	25,438
Garda World Security Corp., 7.25%, 11/15/21(1)	100,000	102,500
GW Honos Security Corp., 8.75%, 5/15/25(1)	225,000	242,437

Iron Mountain, Inc., 5.25%, 3/15/28(1)	50,000	50,000
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/1/22(1)	100,000	101,250
Nielsen Co. Luxembourg S.a.r.l. (The), 5.00%, 2/1/25(1)	25,000	26,000
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(1)	250,000	278,125
Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25(1)	75,000	77,625
TMS International Corp., 7.25%, 8/15/25(1)	75,000	78,563
Weight Watchers International, Inc., 8.625%, 12/1/25(1)	50,000	52,375
Wrangler Buyer Corp., 6.00%, 10/1/25(1)	50,000	51,750
		1,805,875
Communications Equipment — 0.8%
CommScope, Inc., 5.00%, 6/15/21(1)	125,000	127,812
Nokia Oyj, 3.375%, 6/12/22	25,000	24,908
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	850,000	889,567
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)	50,000	51,125
		1,093,412
Construction and Engineering — 0.2%
Engility Corp., 8.875%, 9/1/24	25,000	26,813
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/1/22(1)	200,000	217,000
		243,813
Construction Materials — 1.3%
Airxcel, Inc., 8.50%, 2/15/22(1)	150,000	159,375
BMC East LLC, 5.50%, 10/1/24(1)	75,000	77,812
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	50,000	52,222
CPG Merger Sub LLC, 8.00%, 10/1/21(1)	100,000	103,750
Gibraltar Industries, Inc., 6.25%, 2/1/21	50,000	50,900
Pattern Energy Group, Inc., 5.875%, 2/1/24(1)	100,000	105,500
RSI Home Products, Inc., 6.50%, 3/15/23(1)	225,000	236,812
Standard Industries, Inc., 5.375%, 11/15/24(1)	75,000	78,772
Standard Industries, Inc., 4.75%, 1/15/28(1)	50,000	50,366
Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 7/15/23	50,000	52,250
Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 6/1/25(1)	25,000	25,563
TerraForm Power Operating LLC, 4.25%, 1/31/23(1)	125,000	124,219
TerraForm Power Operating LLC, 6.625%, 6/15/25(1)	25,000	27,344
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	75,000	74,344
US Concrete, Inc., 6.375%, 6/1/24	450,000	484,875
		1,704,104
Consumer Discretionary — 0.7%
CRC Escrow Issuer LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	500,000	506,400
Netflix, Inc., 4.875%, 4/15/28(1)	475,000	466,094
		972,494
Consumer Finance — 2.3%
4finance SA, 10.75%, 5/1/22(1)	200,000	214,651
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25(1)	275,000	265,375
Cardtronics, Inc. / Cardtronics USA, Inc., 5.50%, 5/1/25(1)	75,000	68,063
CIT Group, Inc., 3.875%, 2/19/19	100,000	101,250
CIT Group, Inc., 5.00%, 8/1/23	25,000	26,688
FirstCash, Inc., 5.375%, 6/1/24(1)	50,000	52,375
goeasy Ltd., 7.875%, 11/1/22(1)	25,000	26,156
Harland Clarke Holdings Corp., 9.25%, 3/1/21(1)	325,000	330,687

iPayment, Inc., 10.75%, 4/15/24(1)	25,000	28,344
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.875%, 8/1/21(1)	150,000	155,062
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 3/15/22(1)	125,000	129,219
Navient Corp., 5.00%, 10/26/20	25,000	25,406
Navient Corp., 5.875%, 3/25/21	75,000	77,719
Navient Corp., 6.625%, 7/26/21	50,000	52,875
Navient Corp., 6.50%, 6/15/22	125,000	131,281
Navient Corp., 7.25%, 9/25/23	200,000	214,000
Navient Corp., 5.875%, 10/25/24	75,000	74,812
Navient Corp., 6.75%, 6/25/25	75,000	77,250
Navient Corp., MTN, 4.875%, 6/17/19	50,000	50,970
Navient Corp., MTN, 8.00%, 3/25/20	50,000	54,188
Navient Corp., MTN, 6.125%, 3/25/24	550,000	559,625
OneMain Financial Holdings LLC, 6.75%, 12/15/19(1)	25,000	25,833
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(1)	350,000	349,125
Springleaf Finance Corp., 6.00%, 6/1/20	25,000	26,000
		3,116,954
Containers and Packaging — 3.0%
ARD Finance SA, (Toggle PIK), 7.125%, 9/15/23	200,000	209,500
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)	200,000	204,000
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)	500,000	546,250
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	600,000	633,000
Ball Corp., 4.375%, 12/15/20	50,000	51,937
Berry Global, Inc., 6.00%, 10/15/22	100,000	105,125
BWAY Holding Co., 5.50%, 4/15/24(1)	125,000	130,312
BWAY Holding Co., 7.25%, 4/15/25(1)	475,000	491,625
Flex Acquisition Co., Inc., 6.875%, 1/15/25(1)	50,000	51,874
Greif, Inc., 7.75%, 8/1/19	200,000	214,500
Multi-Color Corp., 6.125%, 12/1/22(1)	25,000	26,219
Owens-Brockway Glass Container, Inc., 5.375%, 1/15/25(1)	125,000	132,344
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	50,000	55,969
Plastipak Holdings, Inc., 6.25%, 10/15/25(1)	75,000	77,437
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	969,108	984,856
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	50,000	51,813
Silgan Holdings, Inc., 4.75%, 3/15/25(1)	25,000	25,750
		3,992,511
Diversified Consumer Services — 0.2%
Matthews International Corp., 5.25%, 12/1/25(1)	75,000	75,937
Sotheby's, 4.875%, 12/15/25(1)	125,000	123,594
		199,531
Diversified Financial Services — 5.2%
Ally Financial, Inc., 3.50%, 1/27/19	25,000	25,188
Ally Financial, Inc., 5.125%, 9/30/24	75,000	81,281
Bank of America Corp., VRN, 8.00%, 1/30/18, resets quarterly off the 3-month LIBOR plus 3.63%	1,000,000	1,004,650
Bank of America Corp., VRN, 6.25%, 9/5/24(2)	275,000	304,232
Bank of America Corp., VRN, 6.30%, 3/10/26(2)	25,000	28,313
Barclays plc, VRN, 8.25%, 12/15/18(2)	400,000	420,150
Camelot Finance SA, 7.875%, 10/15/24(1)	225,000	240,750
Citigroup, Inc., VRN, 5.95%, 8/15/20(2)	25,000	26,172

Citigroup, Inc., VRN, 6.25%, 8/15/26(2)	100,000	110,425
CNG Holdings, Inc., 9.375%, 5/15/20(1)	150,000	146,250
Community Choice Financial, Inc., 10.75%, 5/1/19	50,000	44,750
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22(1)	150,000	149,625
Cornerstone Chemical Co., 6.75%, 8/15/24(1)	50,000	50,000
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 7/15/23(1)	275,000	268,812
FBM Finance, Inc., 8.25%, 8/15/21(1)	225,000	240,187
Goldman Sachs Group, Inc. (The), VRN, 5.70%, 5/10/19(2)	25,000	25,809
Goldman Sachs Group, Inc. (The), VRN, 5.375%, 5/10/20(2)	50,000	51,305
Hub Holdings LLC / Hub Holdings Finance, Inc., (Toggle PIK), 8.125%, 7/15/19(1)	50,000	50,125
HUB International Ltd., 7.875%, 10/1/21(1)	250,000	260,625
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.875%, 3/15/19	150,000	150,067
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20	325,000	334,441
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	50,000	50,813
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 2/1/22	200,000	205,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.375%, 12/15/25(1)	100,000	100,260
Intelsat Connect Finance SA, 12.50%, 4/1/22(1)	297,000	261,360
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20(1)	200,000	206,500
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.25%, 8/15/24(1)	200,000	205,750
JPMorgan Chase & Co., VRN, 6.75%, 2/1/24(2)	100,000	113,375
JPMorgan Chase & Co., VRN, 6.125%, 4/30/24(2)	150,000	164,437
JPMorgan Chase & Co., VRN, 6.10%, 10/1/24(2)	300,000	330,015
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 8/1/18	100,000	100,233
Nationstar Mortgage LLC / Nationstar Capital Corp., 9.625%, 5/1/19	300,000	308,700
Nationstar Mortgage LLC / Nationstar Capital Corp., 7.875%, 10/1/20	50,000	51,094
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 6/1/22	150,000	152,250
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22(1)	75,000	77,625
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.75%, 6/1/25(1)	150,000	153,000
Trident Merger Sub, Inc., 6.625%, 11/1/25(1)	50,000	50,000
Vantiv LLC / Vanity Issuer Corp., 4.375%, 11/15/25(1)	200,000	203,036
VFH Parent LLC / Orchestra Co-Issuer, Inc., 6.75%, 6/15/22(1)	75,000	79,125
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 7/15/25(1)	150,000	155,625
		6,981,355
Diversified Telecommunication Services — 3.9%
CenturyLink, Inc., 5.625%, 4/1/20	75,000	75,844
CenturyLink, Inc., 6.75%, 12/1/23	25,000	24,594
CenturyLink, Inc., 7.50%, 4/1/24	150,000	150,000
CenturyLink, Inc., Series P, 7.60%, 9/15/39	375,000	324,375
Cogent Communications Group, Inc., 5.375%, 3/1/22(1)	75,000	79,125
Frontier Communications Corp., 10.50%, 9/15/22	700,000	531,125
Frontier Communications Corp., 11.00%, 9/15/25	325,000	240,500
Hughes Satellite Systems Corp., 6.625%, 8/1/26	250,000	262,500
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	25,000	23,625
Intelsat Jackson Holdings SA, 8.00%, 2/15/24(1)	75,000	79,125
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)	650,000	627,250
Intelsat Luxembourg SA, 6.75%, 6/1/18	88,000	86,240
Intelsat Luxembourg SA, 7.75%, 6/1/21	312,000	166,530
Intelsat Luxembourg SA, 8.125%, 6/1/23	25,000	13,094
Level 3 Financing, Inc., 5.375%, 8/15/22	50,000	50,765

Level 3 Financing, Inc., 5.625%, 2/1/23	375,000	378,750
Level 3 Financing, Inc., 5.375%, 1/15/24	50,000	50,062
SoftBank Group Corp., 4.50%, 4/15/20(1)	200,000	204,806
Sprint Capital Corp., 6.875%, 11/15/28	275,000	277,406
Sprint Capital Corp., 8.75%, 3/15/32	1,125,000	1,279,687
Windstream Holding of the Midwest, Inc., 6.75%, 4/1/28	50,000	34,875
Windstream Services LLC / Windstream Finance Corp., 7.75%, 10/15/20	275,000	233,750
Windstream Services LLC / Windstream Finance Corp., 7.75%, 10/1/21	31,000	23,095
Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25(1)	43,000	41,603
		5,258,726
Electric Utilities — 0.2%
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	75,000	76,500
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	50,000	49,875
Terraform Global Operating LLC, 9.75%, 8/15/22(1)	150,000	166,687
		293,062
Electronic Equipment, Instruments and Components†
Itron, Inc., 5.00%, 1/15/26(1)	25,000	25,156
Energy Equipment and Services — 2.1%
Calfrac Holdings LP, 7.50%, 12/1/20(1)	250,000	247,500
CSI Compressco LP / CSI Compressco Finance, Inc., 7.25%, 8/15/22	50,000	47,375
Diamond Offshore Drilling, Inc., 7.875%, 8/15/25	25,000	26,344
Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25(1)	125,000	134,687
FTS International, Inc., 6.25%, 5/1/22	150,000	145,875
Global Marine, Inc., 7.00%, 6/1/28	25,000	25,625
Jonah Energy LLC / Jonah Energy Finance Corp., 7.25%, 10/15/25(1)	150,000	151,312
Nabors Industries, Inc., 5.00%, 9/15/20	50,000	50,125
Nabors Industries, Inc., 4.625%, 9/15/21	25,000	23,938
Nabors Industries, Inc., 5.50%, 1/15/23	25,000	24,312
Noble Holding International Ltd., 7.75%, 1/15/24	200,000	173,000
Parker Drilling Co., 7.50%, 8/1/20	50,000	45,750
Parker Drilling Co., 6.75%, 7/15/22	50,000	41,250
Precision Drilling Corp., 5.25%, 11/15/24	25,000	23,688
Precision Drilling Corp., 7.125%, 1/15/26(1)	100,000	102,250
Rowan Cos., Inc., 7.375%, 6/15/25	100,000	102,625
Sanjel Corp., 7.50%, 6/19/19(1)(3)(4)	200,000	1,010
SESI LLC, 7.125%, 12/15/21	200,000	205,250
SESI LLC, 7.75%, 9/15/24(1)	75,000	79,875
Transocean, Inc., 5.80%, 10/15/22	100,000	99,000
Transocean, Inc., 9.00%, 7/15/23(1)	100,000	108,500
Transocean, Inc., 7.50%, 1/15/26(1)	200,000	205,310
Transocean, Inc., 7.50%, 4/15/31	125,000	111,875
Transocean, Inc., 9.35%, 12/15/41	100,000	97,250
Trinidad Drilling Ltd., 6.625%, 2/15/25(1)	75,000	71,625
Weatherford International Ltd., 9.625%, 3/1/19	50,000	53,440
Weatherford International Ltd., 7.75%, 6/15/21	25,000	25,578
Weatherford International Ltd., 8.25%, 6/15/23	75,000	75,937
Weatherford International Ltd., 9.875%, 2/15/24	150,000	160,125
Weatherford International Ltd., 6.50%, 8/1/36	25,000	20,688
Weatherford International Ltd., 7.00%, 3/15/38	75,000	63,375

		2,744,494
Engineering and Construction — 0.1%
Weekley Homes LLC / Weekley Finance Corp., 6.625%, 8/15/25(1)	100,000	100,000
Entertainment†
Lions Gate Entertainment Corp., 5.875%, 11/1/24(1)	50,000	53,063
Equity Real Estate Investment Trusts (REITs) — 0.9%
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24(1)	25,000	26,000
CyrusOne LP / CyrusOne Finance Corp., 5.375%, 3/15/27(1)	25,000	26,312
Equinix, Inc., 5.375%, 4/1/23	350,000	363,650
Equinix, Inc., 5.375%, 5/15/27	150,000	160,875
FelCor Lodging LP, 6.00%, 6/1/25	300,000	318,000
GEO Group, Inc. (The), 6.00%, 4/15/26	25,000	25,813
Sabra Health Care LP / Sabra Capital Corp., 5.50%, 2/1/21	50,000	51,094
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(1)	100,000	91,500
VICI Properties 1 LLC / VICI FC, Inc., VRN, 4.85%, 1/15/18(2)	75,000	75,375
		1,138,619
Financial Services — 0.1%
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(1)	150,000	169,497
Food and Staples Retailing — 0.8%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 6/15/24	150,000	144,000
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 5.75%, 3/15/25	225,000	204,188
BI-LO LLC / BI-LO Finance Corp., (Toggle PIK), 8.625%, 9/15/18(1)	52,343	17,011
Cumberland Farms, Inc., 6.75%, 5/1/25(1)	150,000	159,375
HRG Group, Inc., 7.875%, 7/15/19	50,000	50,113
HRG Group, Inc., 7.75%, 1/15/22	100,000	104,000
Ingles Markets, Inc., 5.75%, 6/15/23	50,000	50,875
Rite Aid Corp., 6.125%, 4/1/23(1)	125,000	113,281
Rite Aid Corp., 7.70%, 2/15/27	50,000	42,750
US Foods, Inc., 5.875%, 6/15/24(1)	125,000	131,875
		1,017,468
Food Products — 0.7%
B&G Foods, Inc., 5.25%, 4/1/25	125,000	127,456
Chobani LLC / Chobani Finance Corp., Inc., 7.50%, 4/15/25(1)	150,000	159,562
Clearwater Seafoods, Inc., 6.875%, 5/1/25(1)	75,000	75,563
Hearthside Group Holdings LLC/Hearthside Finance Co., 6.50%, 5/1/22(1)	70,000	71,838
JBS USA LUX SA / JBS USA Finance, Inc., 8.25%, 2/1/20(1)	50,000	50,275
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	75,000	77,437
Pilgrim's Pride Corp., 5.875%, 9/30/27(1)	25,000	25,813
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 5.875%, 1/15/24	50,000	53,125
Post Holdings, Inc., 5.75%, 3/1/27(1)	275,000	280,500
		921,569
Gas Utilities — 3.1%
American Midstream Partners LP / American Midstream Finance Corp., 8.50%, 12/15/21(1)	100,000	103,250
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	25,000	26,324
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 9/15/24	300,000	310,500
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22(1)	50,000	52,250
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24	250,000	285,000
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	25,000	25,923
Cheniere Energy Partners LP, 5.25%, 10/1/25(1)	100,000	102,000

Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	250,000	261,050
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	25,000	25,906
Energy Transfer Equity LP, 7.50%, 10/15/20	750,000	826,875
Energy Transfer Equity LP, 4.25%, 3/15/23	50,000	49,750
Energy Transfer Partners LP, VRN, 6.25%, 2/15/23(2)	150,000	145,969
Energy Transfer Partners LP, VRN, 6.625%, 2/15/28(2)	50,000	48,656
Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/25	50,000	51,000
Genesis Energy LP / Genesis Energy Finance Corp., 6.25%, 5/15/26	50,000	49,938
Holly Energy Partners LP / Holly Energy Finance Corp., 6.00%, 8/1/24(1)	75,000	78,562
MPLX LP, 5.50%, 2/15/23	25,000	25,758
NGPL PipeCo LLC, 4.375%, 8/15/22(1)	125,000	127,578
NGPL PipeCo LLC, 4.875%, 8/15/27(1)	75,000	78,094
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	150,000	155,250
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23(1)	100,000	103,500
Plains All American Pipeline LP, VRN, 6.125%, 11/15/22(2)	75,000	75,075
SemGroup Corp., 6.375%, 3/15/25(1)	100,000	99,000
SemGroup Corp., 7.25%, 3/15/26(1)	100,000	102,750
SemGroup Corp. / Rose Rock Finance Corp., 5.625%, 7/15/22	75,000	74,437
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.50%, 8/15/22	200,000	201,000
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.75%, 4/15/25	25,000	25,335
Summit Midstream Partners LP, VRN, 9.50%, 12/15/22(2)	175,000	177,625
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 9/15/24(1)	75,000	77,344
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.125%, 11/15/19	250,000	252,187
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	25,000	25,688
Williams Cos., Inc. (The), 7.875%, 9/1/21	75,000	87,000
Williams Cos., Inc. (The), 3.70%, 1/15/23	25,000	25,000
		4,155,574
Health Care Equipment and Supplies — 0.3%
Avantor, Inc., 6.00%, 10/1/24(1)	50,000	49,937
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(1)	50,000	47,000
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)	50,000	42,750
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(1)	100,000	101,000
Universal Hospital Services, Inc., 7.625%, 8/15/20	150,000	150,750
		391,437
Health Care Providers and Services — 2.8%
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	50,000	29,000
DaVita, Inc., 5.75%, 8/15/22	50,000	51,469
Envision Healthcare Corp., 5.625%, 7/15/22	150,000	152,250
Envision Healthcare Corp., 6.25%, 12/1/24(1)	100,000	103,500
HCA, Inc., 3.75%, 3/15/19	150,000	151,687
HCA, Inc., 5.375%, 2/1/25	125,000	129,687
HCA, Inc., 5.875%, 2/15/26	75,000	79,500
HCA, Inc., MTN, 7.58%, 9/15/25	1,250,000	1,437,500
HealthSouth Corp., 5.75%, 11/1/24	25,000	25,688
Kindred Healthcare, Inc., 8.00%, 1/15/20	109,000	118,641
Kindred Healthcare, Inc., 6.375%, 4/15/22	125,000	127,500
Kindred Healthcare, Inc., 8.75%, 1/15/23	50,000	53,250
Polaris Intermediate Corp., (Toggle PIK), 8.50%, 12/1/22(1)	200,000	208,000
Select Medical Corp., 6.375%, 6/1/21	125,000	128,750

Tenet Healthcare Corp., 6.75%, 2/1/20	25,000	25,344
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	50,000	52,688
Tenet Healthcare Corp., 8.125%, 4/1/22	450,000	459,562
Tenet Healthcare Corp., 6.75%, 6/15/23	275,000	267,781
Tenet Healthcare Corp., 4.625%, 7/15/24(1)	100,000	97,875
		3,699,672
Hotels, Restaurants and Leisure — 4.8%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(1)	400,000	405,000
Aramark Services, Inc., 5.125%, 1/15/24	150,000	157,800
Boyd Gaming Corp., 6.875%, 5/15/23	325,000	345,719
Boyd Gaming Corp., 6.375%, 4/1/26	225,000	243,000
Churchill Downs, Inc., 4.75%, 1/15/28(1)	125,000	124,806
Eldorado Resorts, Inc., 7.00%, 8/1/23	100,000	107,250
Eldorado Resorts, Inc., 6.00%, 4/1/25	175,000	183,750
Gateway Casinos & Entertainment Ltd., 8.25%, 3/1/24(1)	100,000	107,250
Golden Nugget, Inc., 6.75%, 10/15/24(1)	350,000	357,000
Golden Nugget, Inc., 8.75%, 10/1/25(1)	325,000	342,062
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	25,000	25,750
Inn of the Mountain Gods Resort & Casino, 9.25%, 11/30/20(1)	50,000	45,750
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(1)	100,000	109,500
Jacobs Entertainment, Inc., 7.875%, 2/1/24(1)	150,000	160,875
LTF Merger Sub, Inc., 8.50%, 6/15/23(1)	450,000	478,687
MGM Resorts International, 8.625%, 2/1/19	50,000	53,250
MGM Resorts International, 6.75%, 10/1/20	475,000	514,187
MGM Resorts International, 6.625%, 12/15/21	25,000	27,493
MGM Resorts International, 7.75%, 3/15/22	25,000	28,563
Mohegan Gaming & Entertainment, 7.875%, 10/15/24(1)	350,000	360,062
Nathan's Famous, Inc., 6.625%, 11/1/25(1)	75,000	78,188
NCL Corp. Ltd., 4.75%, 12/15/21(1)	150,000	155,625
Scientific Games International, Inc., 6.25%, 9/1/20	100,000	101,625
Scientific Games International, Inc., 6.625%, 5/15/21	75,000	77,813
Scientific Games International, Inc., 7.00%, 1/1/22(1)	100,000	105,625
Scientific Games International, Inc., 10.00%, 12/1/22	525,000	578,156
Silversea Cruise Finance Ltd., 7.25%, 2/1/25(1)	75,000	81,188
Station Casinos LLC, 5.00%, 10/1/25(1)	350,000	352,625
Viking Cruises Ltd., 6.25%, 5/15/25(1)	25,000	25,875
Viking Cruises Ltd., 5.875%, 9/15/27(1)	100,000	102,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	200,000	203,000
Wynn Macau Ltd., 4.875%, 10/1/24(1)	200,000	201,500
Wynn Macau Ltd., 5.50%, 10/1/27(1)	200,000	202,750
		6,443,724
Household Durables — 1.9%
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.875%, 2/15/21(1)	45,000	46,069
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.75%, 8/1/25(1)	75,000	75,281
AV Homes, Inc., 6.625%, 5/15/22	100,000	105,250
Beazer Homes USA, Inc., 5.75%, 6/15/19	15,000	15,581
Beazer Homes USA, Inc., 8.75%, 3/15/22	100,000	110,490
Beazer Homes USA, Inc., 7.25%, 2/1/23	13,000	13,585
Beazer Homes USA, Inc., 6.75%, 3/15/25	50,000	52,938

Brookfield Residential Properties, Inc., 6.375%, 5/15/25(1)	100,000	106,500
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(1)	75,000	78,750
CalAtlantic Group, Inc., 5.25%, 6/1/26	25,000	26,531
CalAtlantic Group, Inc., 5.00%, 6/15/27	200,000	208,000
Century Communities, Inc., 6.875%, 5/15/22	175,000	184,625
Century Communities, Inc., 5.875%, 7/15/25	100,000	100,750
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(1)	75,000	74,437
K Hovnanian Enterprises, Inc., 8.00%, 11/1/19(1)	50,000	53,375
K Hovnanian Enterprises, Inc., 10.00%, 7/15/22(1)	25,000	27,625
KB Home, 7.00%, 12/15/21	25,000	27,875
Lennar Corp., 4.125%, 1/15/22	175,000	179,156
Mattamy Group Corp., 6.50%, 10/1/25(1)	75,000	79,687
Meritage Homes Corp., 4.50%, 3/1/18	125,000	125,781
Meritage Homes Corp., 7.15%, 4/15/20	25,000	27,313
Meritage Homes Corp., 6.00%, 6/1/25	75,000	80,625
Shea Homes LP / Shea Homes Funding Corp., 6.125%, 4/1/25(1)	200,000	209,000
TRI Pointe Group, Inc., 5.25%, 6/1/27	200,000	205,390
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	50,000	53,625
William Lyon Homes, Inc., 5.75%, 4/15/19	25,000	25,250
William Lyon Homes, Inc., 7.00%, 8/15/22	25,000	25,813
William Lyon Homes, Inc., 5.875%, 1/31/25	125,000	127,969
Williams Scotsman International, Inc., 7.875%, 12/15/22(1)	150,000	154,875
		2,602,146
Household Products — 0.2%
Central Garden & Pet Co., 6.125%, 11/15/23	50,000	53,125
Prestige Brands, Inc., 5.375%, 12/15/21(1)	50,000	51,062
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26	50,000	52,500
Spectrum Brands, Inc., 6.625%, 11/15/22	50,000	51,875
Spectrum Brands, Inc., 6.125%, 12/15/24	25,000	26,594
		235,156
Industrial — 0.1%
FXI Holdings, Inc., 7.875%, 11/1/24(1)	75,000	75,023
Jeld-Wen, Inc., 4.625%, 12/15/25(1)	50,000	50,500
		125,523
Industrial Conglomerates — 2.2%
American Builders & Contractors Supply Co., Inc., 5.625%, 4/15/21(1)	14,000	14,315
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23(1)	25,000	26,375
Avantor, Inc., 9.00%, 10/1/25(1)	175,000	172,812
Beacon Roofing Supply, Inc., 6.375%, 10/1/23	75,000	80,156
Bombardier, Inc., 7.75%, 3/15/20(1)	50,000	53,938
Bombardier, Inc., 8.75%, 12/1/21(1)	425,000	469,625
Bombardier, Inc., 6.125%, 1/15/23(1)	300,000	295,500
Bombardier, Inc., 7.50%, 12/1/24(1)	200,000	203,500
Concordia International Corp., 9.50%, 10/21/22(1)(3)(4)	50,000	4,750
Concordia International Corp., 7.00%, 4/15/23(1)(3)(4)	50,000	4,750
DAE Funding LLC, 4.00%, 8/1/20(1)	100,000	101,250
DAE Funding LLC, 4.50%, 8/1/22(1)	225,000	221,625
DAE Funding LLC, 5.00%, 8/1/24(1)	175,000	173,250
Great Lakes Dredge & Dock Corp., 8.00%, 5/15/22	50,000	52,563

Griffon Corp., 5.25%, 3/1/22(1)	150,000	152,250
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.375%, 12/15/23(1)	150,000	161,430
H&E Equipment Services, Inc., 5.625%, 9/1/25(1)	175,000	183,312
JPW Industries Holding Corp., 9.00%, 10/1/24(1)	75,000	78,562
Koppers, Inc., 6.00%, 2/15/25(1)	25,000	26,563
Park Aerospace Holdings Ltd., 3.625%, 3/15/21(1)	100,000	96,500
RBS Global, Inc. / Rexnord LLC, 4.875%, 12/15/25(1)	125,000	126,562
TTM Technologies, Inc., 5.625%, 10/1/25(1)	75,000	77,063
Weekley Homes LLC / Weekley Finance Corp., 6.00%, 2/1/23	175,000	175,000
		2,951,651
Insurance — 1.0%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	200,000	193,252
Aircastle Ltd., 4.625%, 12/15/18	100,000	101,875
Aircastle Ltd., 5.125%, 3/15/21	50,000	52,750
Ardonagh Midco 3 plc, 8.625%, 7/15/23(1)	200,000	208,000
AssuredPartners, Inc., 7.00%, 8/15/25(1)	100,000	99,750
Fly Leasing Ltd., 6.375%, 10/15/21	200,000	209,000
Genworth Holdings, Inc., 7.70%, 6/15/20	25,000	25,281
International Lease Finance Corp., 5.875%, 4/1/19	25,000	26,026
MBIA Insurance Corp., VRN, 12.62%, 1/16/18, resets quarterly off the 3-month LIBOR plus 11.26%(1)(3)(4)	125,000	57,812
MBIA, Inc., 7.15%, 7/15/27	25,000	25,375
MGIC Investment Corp., 5.75%, 8/15/23	75,000	82,219
Radian Group, Inc., 5.25%, 6/15/20	30,000	31,688
Radian Group, Inc., 7.00%, 3/15/21	25,000	28,125
Radian Group, Inc., 4.50%, 10/1/24	100,000	102,700
USIS Merger Sub, Inc., 6.875%, 5/1/25(1)	150,000	151,875
		1,395,728
Internet Software and Services — 0.1%
Match Group, Inc., 6.375%, 6/1/24	100,000	108,750
Match Group, Inc., 5.00%, 12/15/27(1)	75,000	76,313
		185,063
IT Services — 1.0%
CDW LLC / CDW Finance Corp., 5.00%, 9/1/25	50,000	52,000
First Data Corp., 7.00%, 12/1/23(1)	975,000	1,033,500
Harland Clarke Holdings Corp., 6.875%, 3/1/20(1)	25,000	25,563
Harland Clarke Holdings Corp., 8.375%, 8/15/22(1)	250,000	260,237
		1,371,300
Leisure Products — 0.2%
Constellation Merger Sub, Inc., 8.50%, 9/15/25(1)	200,000	196,000
Mattel, Inc., 6.75%, 12/31/25(1)	50,000	50,798
		246,798
Machinery — 1.1%
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24(1)	250,000	267,500
Cleaver-Brooks, Inc., 7.875%, 3/1/23(1)	50,000	51,375
Cloud Crane LLC, 10.125%, 8/1/24(1)	200,000	226,000
Navistar International Corp., 6.625%, 11/1/25(1)	325,000	339,911
SPX FLOW, Inc., 5.625%, 8/15/24(1)	50,000	52,875
SPX FLOW, Inc., 5.875%, 8/15/26(1)	50,000	53,250
Tennant Co., 5.625%, 5/1/25(1)	50,000	52,750

Vertiv Group Corp., 9.25%, 10/15/24(1)	75,000	80,437
Vertiv Intermediate Holding Corp., (Toggle PIK), 12.00%, 2/15/22(1)	325,000	350,594
		1,474,692
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	50,000	50,750
Media — 10.7%
Altice Luxembourg SA, 7.75%, 5/15/22(1)	600,000	588,750
Altice US Finance I Corp., 5.375%, 7/15/23(1)	200,000	205,500
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	100,000	99,000
AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	75,000	74,813
Block Communications, Inc., 6.875%, 2/15/25(1)	100,000	105,250
Cablevision Systems Corp., 7.75%, 4/15/18	25,000	25,375
Cablevision Systems Corp., 5.875%, 9/15/22	100,000	98,750
CBS Radio, Inc., 7.25%, 11/1/24(1)	100,000	105,937
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	100,000	102,687
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 2/15/23	150,000	153,750
CCO Holdings LLC / CCO Holdings Capital Corp., 4.00%, 3/1/23(1)	125,000	124,062
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(1)	250,000	255,625
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 9/1/23	100,000	102,750
CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	25,000	26,125
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	125,000	129,102
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	500,000	520,625
CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 5/1/26(1)	100,000	102,750
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	250,000	246,875
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	400,000	391,000
Cequel Communications Holdings I LLC / Cequel Capital Corp., 6.375%, 9/15/20(1)	220,000	223,850
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(1)	560,000	562,800
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(1)	25,000	25,125
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.375%, 5/1/47	25,000	25,707
Cinemark USA, Inc., 5.125%, 12/15/22	75,000	77,062
Clear Channel International BV, 8.75%, 12/15/20(1)	25,000	25,938
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	300,000	295,125
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	175,000	178,719
Cogent Communications Finance, Inc., 5.625%, 4/15/21(1)	75,000	75,937
CSC Holdings LLC, 7.875%, 2/15/18	1,250,000	1,259,375
CSC Holdings LLC, 8.625%, 2/15/19	100,000	105,750
DISH DBS Corp., 7.875%, 9/1/19	75,000	80,437
DISH DBS Corp., 5.125%, 5/1/20	125,000	127,969
DISH DBS Corp., 6.75%, 6/1/21	50,000	52,688
DISH DBS Corp., 5.00%, 3/15/23	100,000	95,375
DISH DBS Corp., 5.875%, 11/15/24	525,000	512,531
DISH DBS Corp., 7.75%, 7/1/26	50,000	52,750
Embarq Corp., 8.00%, 6/1/36	150,000	146,625
EW Scripps Co. (The), 5.125%, 5/15/25(1)	100,000	99,750
Gray Television, Inc., 5.125%, 10/15/24(1)	80,000	80,000
Gray Television, Inc., 5.875%, 7/15/26(1)	300,000	308,250
iHeartCommunications, Inc., 10.00%, 1/15/18	100,000	79,000
iHeartCommunications, Inc., 9.00%, 12/15/19	75,000	56,063
iHeartCommunications, Inc., (Toggle PIK), 14.00%, 2/1/21(4)	104,562	9,149

Level 3 Parent LLC, 5.75%, 12/1/22	75,000	75,491
Mediacom Broadband LLC / Mediacom Broadband Corp., 5.50%, 4/15/21	25,000	25,406
Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 4/1/23	10,000	10,325
Midcontinent Communications / Midcontinent Finance Corp., 6.875%, 8/15/23(1)	125,000	133,281
National CineMedia LLC, 5.75%, 8/15/26	25,000	23,563
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(1)	225,000	232,875
Qualitytech LP / QTS Finance Corp., 4.75%, 11/15/25(1)	125,000	126,875
Quebecor Media, Inc., 5.75%, 1/15/23	50,000	53,250
Qwest Corp., 6.75%, 12/1/21	75,000	80,945
Radiate Holdco LLC / Radiate Finance, Inc., 6.625%, 2/15/25(1)	250,000	236,875
Regal Entertainment Group, 5.75%, 6/15/23	452,000	469,515
RR Donnelley & Sons Co., 6.00%, 4/1/24	30,000	28,163
Salem Media Group, Inc., 6.75%, 6/1/24(1)	25,000	25,000
SFR Group SA, 6.00%, 5/15/22(1)	2,000,000	2,027,500
Sinclair Television Group, Inc., 6.125%, 10/1/22	225,000	232,594
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	75,000	74,719
Sirius XM Radio, Inc., 3.875%, 8/1/22(1)	275,000	277,062
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	25,000	25,188
TEGNA, Inc., 4.875%, 9/15/21(1)	25,000	25,555
TEGNA, Inc., 6.375%, 10/15/23	50,000	52,563
Townsquare Media, Inc., 6.50%, 4/1/23(1)	150,000	147,187
Univision Communications, Inc., 6.75%, 9/15/22(1)	436,000	453,985
UPC Holding BV, 5.50%, 1/15/28(1)	200,000	195,000
Urban One, Inc., 9.25%, 2/15/20(1)	75,000	70,875
Videotron Ltd., 5.125%, 4/15/27(1)	25,000	26,188
Wave Holdco LLC / Wave Holdco Corp., (Toggle PIK), 8.25%, 7/15/19(1)	332,976	333,975
WaveDivision Escrow LLC / WaveDivision Escrow Corp., 8.125%, 9/1/20(1)	525,000	536,156
WMG Acquisition Corp., 5.00%, 8/1/23(1)	50,000	51,938
Ziggo Bond Finance BV, 6.00%, 1/15/27(1)	300,000	293,250
		14,360,000
Metals and Mining — 3.2%
AK Steel Corp., 7.625%, 10/1/21	75,000	78,187
Alcoa Nederland Holding BV, 7.00%, 9/30/26(1)	200,000	225,500
Aleris International, Inc., 7.875%, 11/1/20	200,000	199,000
Aleris International, Inc., 9.50%, 4/1/21(1)	50,000	53,000
ArcelorMittal, 5.75%, 8/5/20	25,000	26,500
Arconic, Inc., 5.95%, 2/1/37	225,000	245,812
Big River Steel LLC / BRS Finance Corp., 7.25%, 9/1/25(1)	150,000	159,000
Cleveland-Cliffs, Inc., 5.75%, 3/1/25(1)	225,000	215,437
Coeur Mining, Inc., 5.875%, 6/1/24	50,000	49,563
Compass Minerals International, Inc., 4.875%, 7/15/24(1)	75,000	74,250
Constellium NV, 6.625%, 3/1/25(1)	250,000	264,062
FMG Resources August 2006 Pty Ltd., 9.75%, 3/1/22(1)	25,000	27,725
Freeport-McMoRan, Inc., 4.00%, 11/14/21	150,000	150,750
Freeport-McMoRan, Inc., 6.75%, 2/1/22	125,000	129,609
Freeport-McMoRan, Inc., 3.55%, 3/1/22	50,000	49,563
Freeport-McMoRan, Inc., 3.875%, 3/15/23	50,000	50,000
Freeport-McMoRan, Inc., 5.40%, 11/14/34	25,000	25,563
Freeport-McMoRan, Inc., 5.45%, 3/15/43	250,000	250,937

Hecla Mining Co., 6.875%, 5/1/21	75,000	77,156
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	25,000	25,063
Hudbay Minerals, Inc., 7.25%, 1/15/23(1)	50,000	53,250
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)	75,000	82,500
IAMGOLD Corp., 7.00%, 4/15/25(1)	75,000	77,625
Kinross Gold Corp., 5.125%, 9/1/21	50,000	52,375
Kinross Gold Corp., 4.50%, 7/15/27(1)	50,000	50,438
Mountain Province Diamonds, Inc., 8.00%, 12/15/22(1)	50,000	49,625
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/1/22(1)	75,000	77,625
Novelis Corp., 6.25%, 8/15/24(1)	65,000	68,250
Park-Ohio Industries, Inc., 6.625%, 4/15/27	50,000	54,125
Petra Diamonds US Treasury plc, 7.25%, 5/1/22(1)	200,000	203,400
PT FMG Resources August 2006 Pty Ltd., 4.75%, 5/15/22(1)	50,000	50,813
PT FMG Resources August 2006 Pty Ltd., 5.125%, 5/15/24(1)	25,000	25,406
Taseko Mines Ltd., 8.75%, 6/15/22(1)	175,000	179,594
Teck Resources Ltd., 4.50%, 1/15/21	75,000	77,715
Teck Resources Ltd., 4.75%, 1/15/22	200,000	209,760
Teck Resources Ltd., 3.75%, 2/1/23	25,000	25,156
Teck Resources Ltd., 6.125%, 10/1/35	75,000	84,375
Teck Resources Ltd., 6.00%, 8/15/40	200,000	223,500
Teck Resources Ltd., 5.20%, 3/1/42	75,000	74,625
United States Steel Corp., 6.875%, 8/15/25	100,000	104,880
Zekelman Industries, Inc., 9.875%, 6/15/23(1)	25,000	28,188
		4,229,902
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
iStar, Inc., 4.625%, 9/15/20	75,000	76,313
Starwood Property Trust, Inc., 4.75%, 3/15/25(1)	75,000	74,625
		150,938
Multi-Utilities — 2.0%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 5/20/25	125,000	126,875
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	100,000	101,500
Calpine Corp., 5.375%, 1/15/23	350,000	342,125
Calpine Corp., 5.50%, 2/1/24	75,000	72,000
Calpine Corp., 5.75%, 1/15/25	300,000	286,125
Calpine Corp., 5.25%, 6/1/26(1)	125,000	122,970
Dynegy, Inc., 7.375%, 11/1/22	325,000	343,687
Dynegy, Inc., 8.03%, 2/2/24	25,517	26,920
Dynegy, Inc., 8.00%, 1/15/25(1)	75,000	81,563
Dynegy, Inc., 8.125%, 1/30/26(1)	325,000	356,281
Genone Energy, Inc., 7.875%, 6/15/18(3)(4)	100,000	80,500
LBC Tank Terminals Holding Netherlands BV, 6.875%, 5/15/23(1)	200,000	209,250
NRG Energy, Inc., 6.25%, 7/15/22	25,000	26,125
NRG Energy, Inc., 6.25%, 5/1/24	25,000	26,313
NRG Energy, Inc., 6.625%, 1/15/27	75,000	79,688
NRG Energy, Inc., 5.75%, 1/15/28(1)	150,000	151,875
NRG Yield Operating LLC, 5.00%, 9/15/26	100,000	102,000
Talen Energy Supply LLC, 10.50%, 1/15/26(1)	175,000	173,871
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. (Escrow), 11.50%, 10/1/20(3)(4)	200,000	2,000
		2,711,668

Multiline Retail — 0.1%
JC Penney Corp., Inc., 6.375%, 10/15/36	100,000	60,000
Oil, Gas and Consumable Fuels — 10.2%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.50%, 5/1/25(1)	125,000	133,281
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24	125,000	137,656
Antero Resources Corp., 5.375%, 11/1/21	50,000	51,438
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 10.00%, 4/1/22(1)	275,000	296,312
Bill Barrett Corp., 7.00%, 10/15/22	50,000	51,188
California Resources Corp., 8.00%, 12/15/22(1)	1,000,000	828,750
Callon Petroleum Co., 6.125%, 10/1/24	175,000	181,125
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	225,000	229,500
Centennial Resource Production LLC, 5.375%, 1/15/26(1)	75,000	76,594
Chesapeake Energy Corp., 6.625%, 8/15/20	153,000	159,885
Chesapeake Energy Corp., 6.875%, 11/15/20	300,000	313,500
Chesapeake Energy Corp., 5.375%, 6/15/21	75,000	72,750
Chesapeake Energy Corp., 8.00%, 1/15/25(1)	350,000	353,937
Chesapeake Energy Corp., 8.00%, 6/15/27(1)	75,000	72,188
Citgo Holding, Inc., 10.75%, 2/15/20(1)	275,000	296,312
CITGO Petroleum Corp., 6.25%, 8/15/22(1)	50,000	50,625
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 12.00%, 11/1/21	125,000	135,312
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 6.375%, 3/15/24	250,000	200,937
CONSOL Energy, Inc., 11.00%, 11/15/25(1)	100,000	105,250
Continental Resources, Inc., 5.00%, 9/15/22	75,000	76,406
Continental Resources, Inc., 4.375%, 1/15/28(1)	225,000	222,401
Covey Park Energy LLC / Covey Park Finance Corp., 7.50%, 5/15/25(1)	175,000	182,822
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)	75,000	75,563
CVR Refining LLC / Coffeyville Finance, Inc., 6.50%, 11/1/22	50,000	51,750
Delek Logistics Partners LP, 6.75%, 5/15/25(1)	75,000	76,125
Denbury Resources, Inc., 9.00%, 5/15/21(1)	159,000	163,174
Denbury Resources, Inc., 6.375%, 8/15/21	175,000	133,000
Denbury Resources, Inc., 5.50%, 5/1/22	200,000	137,750
Eclipse Resources Corp., 8.875%, 7/15/23	25,000	25,781
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	825,000	701,250
EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 6/15/23	300,000	163,500
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	50,000	36,750
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	50,000	53,625
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21	75,000	70,594
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	25,000	23,250
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	50,000	42,875
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	50,000	42,875
Gulfport Energy Corp., 6.00%, 10/15/24	150,000	150,750
Gulfport Energy Corp., 6.375%, 5/15/25	25,000	25,219
Gulfport Energy Corp., 6.375%, 1/15/26(1)	50,000	50,500
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/26(1)	200,000	207,500
Jones Energy Holdings LLC / Jones Energy Finance Corp., 6.75%, 4/1/22	100,000	75,500
Jones Energy Holdings LLC / Jones Energy Finance Corp., 9.25%, 3/15/23	75,000	57,375
Laredo Petroleum, Inc., 5.625%, 1/15/22	50,000	50,750
MEG Energy Corp., 6.375%, 1/30/23(1)	300,000	256,500
MEG Energy Corp., 7.00%, 3/31/24(1)	75,000	63,656

MEG Energy Corp., 6.50%, 1/15/25(1)	25,000	24,781
Murphy Oil Corp., 4.45%, 12/1/22	75,000	75,469
Murphy Oil Corp., 6.875%, 8/15/24	175,000	187,250
Murphy Oil Corp., 5.75%, 8/15/25	50,000	51,250
Murray Energy Corp., 11.25%, 4/15/21(1)	725,000	373,375
Oasis Petroleum, Inc., 6.50%, 11/1/21	225,000	230,344
Parsley Energy LLC / Parsley Finance Corp., 6.25%, 6/1/24(1)	100,000	105,750
Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/27(1)	50,000	51,250
PDC Energy, Inc., 6.125%, 9/15/24	100,000	104,000
Peabody Energy Corp., 6.00%, 3/31/22(1)	125,000	130,156
Peabody Energy Corp., 6.375%, 3/31/25(1)	50,000	52,188
QEP Resources, Inc., 5.625%, 3/1/26	75,000	76,313
Range Resources Corp., 5.875%, 7/1/22	50,000	51,250
Range Resources Corp., 5.00%, 8/15/22	350,000	350,000
Range Resources Corp., 5.00%, 3/15/23	75,000	75,000
Resolute Energy Corp., 8.50%, 5/1/20	250,000	255,625
RSP Permian, Inc., 6.625%, 10/1/22	25,000	26,281
Sanchez Energy Corp., 7.75%, 6/15/21	275,000	259,875
Sanchez Energy Corp., 6.125%, 1/15/23	325,000	277,062
Seven Generations Energy Ltd., 6.875%, 6/30/23(1)	150,000	160,125
Seven Generations Energy Ltd., 5.375%, 9/30/25(1)	150,000	151,875
SM Energy Co., 6.50%, 11/15/21	75,000	76,313
SM Energy Co., 6.125%, 11/15/22	325,000	332,719
SM Energy Co., 6.50%, 1/1/23	25,000	25,625
SM Energy Co., 5.625%, 6/1/25	100,000	97,500
SM Energy Co., 6.75%, 9/15/26	200,000	207,000
Southern Star Central Corp., 5.125%, 7/15/22(1)	75,000	78,000
Southwestern Energy Co., 4.10%, 3/15/22	250,000	246,875
Southwestern Energy Co., 6.70%, 1/23/25	275,000	287,031
SRC Energy, Inc., 6.25%, 12/1/25(1)	125,000	128,438
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	75,000	74,625
Sunoco LP / Sunoco Finance Corp., 5.50%, 8/1/20	155,000	159,553
Sunoco LP / Sunoco Finance Corp., 6.25%, 4/15/21	350,000	364,700
Sunoco LP / Sunoco Finance Corp., 6.375%, 4/1/23	25,000	26,406
Tullow Oil plc, 6.00%, 11/1/20(1)	200,000	202,760
Vermilion Energy, Inc., 5.625%, 3/15/25(1)	50,000	49,938
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 4/15/23(1)	125,000	121,563
Warrior Met Coal, Inc., 8.00%, 11/1/24(1)	175,000	181,125
Whiting Petroleum Corp., 5.00%, 3/15/19	200,000	205,350
Whiting Petroleum Corp., 5.75%, 3/15/21	325,000	334,344
Whiting Petroleum Corp., 6.625%, 1/15/26(1)	25,000	25,531
WildHorse Resource Development Corp., 6.875%, 2/1/25	150,000	153,750
WPX Energy, Inc., 7.50%, 8/1/20	176,000	191,400
WPX Energy, Inc., 8.25%, 8/1/23	75,000	85,500
		13,689,046
Paper and Forest Products — 0.1%
Appvion, Inc., 9.00%, 6/1/20(1)(3)(4)	200,000	17,000
Cascades, Inc., 5.50%, 7/15/22(1)	25,000	25,813
Mercer International, Inc., 6.50%, 2/1/24	75,000	79,875

		122,688
Personal Products — 0.1%
First Quality Finance Co., Inc., 5.00%, 7/1/25(1)	25,000	25,563
High Ridge Brands Co., 8.875%, 3/15/25(1)	75,000	67,125
Revlon Consumer Products Corp., 6.25%, 8/1/24	125,000	76,875
		169,563
Pharmaceuticals — 2.8%
Eagle Holding Co. II LLC, (Toggle PIK), 7.625%, 5/15/22(1)	250,000	255,000
Endo DAC / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(1)	700,000	553,000
Endo Finance LLC / Endo Finco, Inc., 7.25%, 1/15/22(1)	150,000	130,500
inVentiv Group Holdings, Inc. / inVentiv Health Inc/inVentiv Health Clinical, Inc., 7.50%, 10/1/24(1)	202,000	219,170
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	500,000	510,625
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(1)	275,000	278,094
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(1)	200,000	203,000
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	400,000	371,500
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	625,000	574,218
Valeant Pharmaceuticals International, Inc., 9.00%, 12/15/25(1)	550,000	574,585
West Street Merger Sub, Inc., 6.375%, 9/1/25(1)	100,000	100,750
		3,770,442
Professional Services — 0.2%
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(1)	50,000	50,250
Gartner, Inc., 5.125%, 4/1/25(1)	50,000	52,375
Michael Baker International LLC, 8.75%, 3/1/23(1)	175,000	169,750
		272,375
Real Estate Management and Development — 0.7%
Crescent Communities LLC/Crescent Ventures, Inc., 8.875%, 10/15/21(1)	123,000	130,995
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25(1)	50,000	51,000
Greystar Real Estate Partners LLC, 5.75%, 12/1/25(1)	75,000	77,437
Hunt Cos., Inc., 9.625%, 3/1/21(1)	25,000	26,438
Kennedy-Wilson, Inc., 5.875%, 4/1/24	150,000	155,250
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	350,000	347,375
SBA Communications Corp., 4.00%, 10/1/22(1)	200,000	201,250
		989,745
Semiconductors and Semiconductor Equipment — 2.6%
Advanced Micro Devices, Inc., 6.75%, 3/1/19	100,000	104,750
Advanced Micro Devices, Inc., 7.50%, 8/15/22	173,000	190,733
Advanced Micro Devices, Inc., 7.00%, 7/1/24	292,000	304,045
Entegris, Inc., 4.625%, 2/10/26(1)	125,000	127,500
Micron Technology, Inc., 5.25%, 1/15/24(1)	500,000	521,875
NXP BV / NXP Funding LLC, 3.75%, 6/1/18(1)	400,000	403,400
NXP BV / NXP Funding LLC, 4.125%, 6/1/21(1)	400,000	409,000
NXP BV / NXP Funding LLC, 4.625%, 6/15/22(1)	200,000	209,750
Qorvo, Inc., 6.75%, 12/1/23	1,050,000	1,132,687
Qorvo, Inc., 7.00%, 12/1/25	100,000	112,125
		3,515,865
Software — 1.3%
BMC Software Finance, Inc., 8.125%, 7/15/21(1)	225,000	227,531
Boxer Parent Co., Inc., (Toggle PIK), 9.00%, 10/15/19(1)	30,000	30,098
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 3/1/25(1)	75,000	75,281

Donnelley Financial Solutions, Inc., 8.25%, 10/15/24	175,000	187,687
Infor Software Parent LLC / Infor Software Parent, Inc., (Toggle PIK), 7.125%, 5/1/21(1)	450,000	462,375
Infor US, Inc., 6.50%, 5/15/22	135,000	140,400
Informatica LLC, 7.125%, 7/15/23(1)	50,000	51,375
Rackspace Hosting, Inc., 8.625%, 11/15/24(1)	100,000	107,000
RP Crown Parent LLC, 7.375%, 10/15/24(1)	150,000	157,500
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23	100,000	106,000
Veritas US, Inc. / Veritas Bermuda Ltd., 10.50%, 2/1/24(1)	200,000	209,000
		1,754,247
Specialty Retail — 1.4%
Ahern Rentals, Inc., 7.375%, 5/15/23(1)	300,000	283,500
Beacon Escrow Corp., 4.875%, 11/1/25(1)	150,000	151,312
Carlson Travel, Inc., 9.50%, 12/15/24(1)	202,000	163,115
DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp., 8.00%, 6/1/21(1)	25,000	25,125
Flexi-Van Leasing, Inc., 7.875%, 8/15/18(1)	100,000	100,000
Group 1 Automotive, Inc., 5.00%, 6/1/22	75,000	77,625
Group 1 Automotive, Inc., 5.25%, 12/15/23(1)	25,000	25,938
Herc Rentals, Inc., 7.50%, 6/1/22(1)	52,000	56,290
Herc Rentals, Inc., 7.75%, 6/1/24(1)	201,000	221,602
Lithia Motors, Inc., 5.25%, 8/1/25(1)	50,000	52,250
Penske Automotive Group, Inc., 3.75%, 8/15/20	50,000	51,063
Penske Automotive Group, Inc., 5.75%, 10/1/22	275,000	283,766
Sonic Automotive, Inc., 6.125%, 3/15/27	100,000	99,750
United Rentals North America, Inc., 4.625%, 10/15/25	150,000	151,500
United Rentals North America, Inc., 5.875%, 9/15/26	75,000	80,531
		1,823,367
Technology Hardware, Storage and Peripherals — 2.2%
Ascend Learning LLC, 6.875%, 8/1/25(1)	50,000	51,750
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	425,000	442,000
Diebold Nixdorf, Inc., 8.50%, 4/15/24	75,000	79,969
EMC Corp., 2.65%, 6/1/20	1,075,000	1,061,927
Everi Payments, Inc., 10.00%, 1/15/22	125,000	134,765
Everi Payments, Inc., 7.50%, 12/15/25(1)	100,000	99,375
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	100,000	105,750
NCR Corp., 5.875%, 12/15/21	25,000	25,719
NCR Corp., 6.375%, 12/15/23	400,000	420,000
Western Digital Corp., 7.375%, 4/1/23(1)	175,000	189,219
Western Digital Corp., 10.50%, 4/1/24	250,000	290,312
		2,900,786
Textiles, Apparel and Luxury Goods — 0.2%
Claire's Stores, Inc., 8.875%, 3/15/19	25,000	6,250
L Brands, Inc., 6.75%, 7/1/36	275,000	276,375
		282,625
Tobacco — 0.1%
Vector Group Ltd., 6.125%, 2/1/25(1)	75,000	77,813
Trading Companies and Distributors — 0.2%
United Rentals North America, Inc., 4.875%, 1/15/28	200,000	201,500

Transportation and Logistics — 0.2%
Algeco Scotsman Global Finance plc, 8.50%, 10/15/18(1)	200,000	200,500

BCD Acquisition, Inc., 9.625%, 9/15/23(1)	50,000	55,125
		255,625
Wireless Telecommunication Services — 2.2%
Digicel Group Ltd., 8.25%, 9/30/20(1)	800,000	789,040
Digicel Group Ltd., 7.125%, 4/1/22(1)	200,000	185,954
Sprint Communications, Inc., 9.00%, 11/15/18(1)	743,000	783,011
Sprint Communications, Inc., 9.25%, 4/15/22	100,000	119,750
Sprint Corp., 7.875%, 9/15/23	25,000	26,687
T-Mobile USA, Inc., 6.125%, 1/15/22	50,000	51,700
T-Mobile USA, Inc., 4.00%, 4/15/22	75,000	77,109
T-Mobile USA, Inc., 6.00%, 3/1/23	150,000	157,425
T-Mobile USA, Inc., 6.625%, 4/1/23	625,000	653,125
T-Mobile USA, Inc., 6.84%, 4/28/23	100,000	105,000
T-Mobile USA, Inc., 5.125%, 4/15/25	25,000	26,031
Xplornet Communications, Inc., (Toggle PIK), 9.625%, 6/1/22(1)	26,335	27,685
		3,002,517
TOTAL CORPORATE BONDS (Cost $118,295,283)		119,731,516
BANK LOAN OBLIGATIONS(5) — 4.3%
Aerospace and Defense†
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, 6.55%, 11/28/21	24,875	25,090
Auto Components — 0.1%
USI, Inc., 2017 Repriced Term Loan, 4.69%, 5/16/24	74,812	74,812
Basic Materials — 0.1%
Big River Steel LLC, Term Loan B, 6.69%, 8/23/23	74,813	75,654
Chemicals — 0.1%
Unifrax Corporation, 2017 USD Term Loan B, 5.19%, 4/4/24	74,625	75,512
Venator Materials Corporation, Term Loan B, 4.38%, 8/8/24	49,875	50,342
		125,854
Commercial Services and Supplies — 0.1%
Seminole Tribe of Florida, 2017 Term Loan B, 3.57%, 7/6/24	99,750	100,356
Communications — 0.1%
Parexel International Corporation, Term Loan B, 4.57%, 9/27/24	74,813	75,233
Communications Equipment — 0.1%
Radiate Holdco LLC, 1st Lien Term Loan, 4.57%, 2/1/24	99,250	98,656
Consumer Finance — 0.1%
iPayment, Inc., 2017 1st Lien Term Loan B, 6.62%, 4/11/23	74,813	75,561
JG Wentworth LLC, Term Loan, 2/7/19(4)	39,087	21,302
		96,863
Consumer, Cyclical — 0.3%
Direct ChassisLink, Inc., 2017 2nd Lien Term Loan, 6/15/23(6)	75,000	76,500
Hayward Industries, Inc., 1st Lien Term Loan, 5.07%, 8/5/24	24,938	25,031
LTF Merger Sub, Inc., 2017 Term Loan B, 4.23%, 6/10/22	271,318	272,619
		374,150
Consumer, Non-cyclical — 0.3%
Davis Vision Incorporated, 1st Lien Term Loan B, 4.49%, 11/1/24	75,000	75,516
Davis Vision Incorporated, 2nd Lien Term Loan B, 8.24%, 11/3/25	100,000	101,250
Surgery Center Holdings, Inc., 2017 Term Loan B, 4.82%, 9/2/24	49,875	49,439
USS Ultimate Holdings, Inc., 1st Lien Term Loan, 5.32%, 8/25/24	74,854	75,447
USS Ultimate Holdings, Inc., 2nd Lien Term Loan, 9.32%, 8/25/25	75,000	75,844

		377,496
Containers and Packaging — 0.3%
Berry Plastics Group, Inc., Term Loan N, 3.68%, 1/19/24	49,625	49,887
BWAY Holding Company, 2017 Term Loan B, 4.60%, 4/3/24	223,875	225,094
Consolidated Container Company LLC, 2017 1st Lien Term Loan, 5.07%, 5/22/24	49,875	50,145
Flex Acquisition Company, Inc., 1st Lien Term Loan, 4.34%, 12/29/23	124,375	125,172
		450,298
Diversified Financial Services — 0.2%
Camelot UK Holdco Limited, 2017 Repriced Term Loan, 4.82%, 10/3/23	74,066	74,609
Opal Acquisition, Inc., Term Loan B, 5.53%, 11/27/20	48,049	45,186
UFC Holdings LLC, 1st Lien Term Loan, 4.81%, 8/18/23	49,500	49,833
UFC Holdings LLC, 2nd Lien Term Loan, 9.05%, 8/18/24	100,000	101,958
		271,586
Diversified Telecommunication Services — 0.1%
Zayo Group LLC, 2017 Incremental Term Loan, 3.80%, 1/19/24	89,370	89,772
Electronic Equipment, Instruments and Components†
CPI International, Inc., 2017 1st Lien Term Loan, 5.07%, 7/26/24	49,875	50,270
Energy — 0.1%
BCP Renaissance Parent LLC, 2017 Term Loan B, 5.38%, 10/31/24	150,000	151,987
FTS International, Inc., New Term Loan B, 4/16/21(6)	25,000	24,463
Medallion Midland Acquisition LLC, 1st Lien Term Loan, 4.82%, 10/30/24	25,000	25,094
		201,544
Energy Equipment and Services†
Hercules Offshore LLC, Exit Term Loan, 5/6/20(4)	11,505	9,779
Financial Services — 0.1%
Asurion LLC, 2017 2nd Lien Term Loan, 7.57%, 8/4/25	50,000	51,484
Asurion LLC, 2017 Term Loan B5, 4.57%, 11/3/23	49,749	50,049
Werner FinCo LP, 2017 Term Loan, 5.36%, 7/24/24	25,000	25,156
		126,689
Health Care Providers and Services — 0.3%
21st Century Oncology Holdings, Inc., Term Loan, 7.83%, 4/30/22	24,563	23,375
Air Methods Corporation, 2017 Term Loan B, 5.19%, 4/21/24	73,758	73,747
Jaguar Holding Company II, 2017 Term Loan, 4.38%, 8/18/22	48,750	48,880
MPH Acquisition Holdings LLC, 2016 Term Loan B, 4.69%, 6/7/23	205,052	205,693
		351,695
Hotels, Restaurants and Leisure — 0.6%
1011778 B.C. Unlimited Liability Company, Term Loan B3, 3.87%, 2/16/24	49,624	49,664
Aramark Services, Inc., 2017 Term Loan B1, 3/11/25(6)	75,000	75,481
Caesars Entertainment Operating Company, Exit Term Loan, 4.07%, 10/6/24	100,000	100,234
CityCenter Holdings LLC, 2017 Term Loan B, 4.07%, 4/18/24	49,750	50,033
Gateway Casinos & Entertainment Limited, Term Loan B1, 5.44%, 2/22/23	99,500	100,526
Golden Nugget, Inc., 2017 Incremental Term Loan, 4.77%, 10/4/23	49,748	50,193
Mohegan Tribal Gaming Authority, 2016 Term Loan B, 5.62%, 10/13/23	148,376	149,929
RHP Hotel Properties LP, 2017 Term Loan B, 3.67%, 5/11/24	99,500	100,060
Scientific Games International, Inc., 2017 Term Loan B4, 4.70%, 8/14/24	74,813	75,508
		751,628
Independent Power and Renewable Electricity Producers†
Calpine Corporation, Term Loan B8, 3.32%, 12/31/19	49,625	49,672

Industrial — 0.1%
Engineered Machinery Holdings, Inc., 1st Lien Delayed Draw Term Loan, 4.94%, 7/19/24	2,876	2,882

Engineered Machinery Holdings, Inc., 2nd Lien Delayed Draw Term Loan, 8.67%, 7/18/25(7)	2,660	2,676
Engineered Machinery Holdings, Inc., USD 1st Lien Term Loan, 4.94%, 7/19/24	22,124	22,165
Engineered Machinery Holdings, Inc., USD 2nd Lien Term Loan, 8.94%, 7/18/25	22,340	22,480
MW Industries, Inc., 2nd Lien Term Loan, 9.69%, 9/28/25	75,000	75,469
Neenah Foundry Company, 2017 Term Loan, 12/8/22(6)	75,000	74,625
		200,297
Industrial Conglomerates — 0.1%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l., Term Loan B2, 3.75%, 4/3/22	49,563	49,272
Core & Main LP, 2017 Term Loan B, 4.46%, 8/1/24	100,000	100,907
		150,179
Insurance — 0.1%
Asurion LLC, 2017 Term Loan B4, 4.32%, 8/4/22	95,312	95,908
Machinery — 0.2%
Columbus McKinnon Corporation, Term Loan B, 4.69%, 1/31/24	43,872	44,256
Navistar International Corp., 2017 1st Lien Term Loan B, 4.90%, 11/1/24	225,000	226,160
Terex Corporation, 2017 Repriced Term Loan, 3.94%, 1/31/24	24,813	24,947
		295,363
Media†
Lions Gate Entertainment Corp., 2017 Term Loan B, 3.82%, 12/8/23	42,396	42,528
Multi-Utilities — 0.1%
TEX Operations Co. LLC, Exit Term Loan B, 4.02%, 8/4/23	60,461	60,858
TEX Operations Co. LLC, Exit Term Loan C, 3.83%, 8/4/23	10,714	10,784
		71,642
Oil, Gas and Consumable Fuels — 0.4%
California Resources Corp., 2017 1st Lien Term Loan, 11/8/22(6)	350,000	349,344
California Resources Corp., Second Out Term Loan, 11.88%, 12/31/21	25,000	27,531
Chesapeake Energy Corporation, Term Loan, 8.95%, 8/23/21	75,000	80,044
CITGO Holding Inc., 2015 Term Loan B, 9.84%, 5/12/18	47,878	48,476
Houston Fuel Oil Co. LLC, Term Loan B, 5.19%, 8/19/21	24,188	24,490
Peabody Energy Corporation, Exit Term Loan, 5.07%, 3/31/22	35,211	35,739
Southcross Holdings Borrower LP, Exit Term Loan B, 4.50%, 4/13/23	3,587	3,531
		569,155
Personal Products — 0.1%
Prestige Brands, Inc., Term Loan B5, 4.32%, 1/26/24	110,109	110,952
Real Estate Management and Development†
DTZ U.S. Borrower LLC, 2015 1st Lien Term Loan, 4.71%, 11/4/21	20,608	20,373
DTZ U.S. Borrower LLC, 2nd Lien Term Loan, 9.63%, 11/4/22	6,383	6,399
		26,772
Semiconductors and Semiconductor Equipment†
Micron Technology, Inc., Term Loan, 3.39%, 4/26/22	49,622	50,134
Specialty Retail — 0.1%
PriSo Acquisition Corp., 2017 Term Loan B, 4.57%, 5/8/22	49,368	49,646
Serta Simmons Bedding LLC, 2nd Lien Term Loan, 9.41%, 11/8/24	94,933	81,761
		131,407
Technology Hardware, Storage and Peripherals — 0.1%
Everi Payments, Inc., Term Loan B, 4.98%, 5/9/24	99,500	100,644
Tempo Acquisition LLC, Term Loan, 4.57%, 5/1/24	74,625	74,462
		175,106

Transportation and Logistics†
Syncreon Global Finance (US) Inc., Term Loan B, 5.63%, 10/28/20	71,637	63,115

TOTAL BANK LOAN OBLIGATIONS (Cost $5,742,556)		5,759,655
COMMON STOCKS — 0.5%
Communications Equipment — 0.1%
Avaya Holdings Corp.(3)	6,614	116,076
Energy Equipment and Services†
Hercules Offshore, Inc.	3,570	2,677
Household Products†
Exide Technologies(3)	162	140
Independent Power and Renewable Electricity Producers†
Vistra Energy Corp.(3)	3,055	55,967
IT Services — 0.1%
Travelport Worldwide Ltd.	6,785	88,680
Metals and Mining — 0.1%
UC Holdings, Inc.	4,088	124,684
Oil, Gas and Consumable Fuels — 0.2%
Bonanza Creek Energy, Inc.(3)	2,979	82,190
Linn Energy, Inc.	899	36,185
Midstates Petroleum Co., Inc.(3)	46	763
Nine Point Energy	923	10,153
Peabody Energy Corp.(3)	1,856	73,071
Sabine Oil & Gas Holdings, Inc.(3)	13	572
Southcross Holdings GP, Class A(3)	4	1,070
Southcross Holdings LP, Class A(3)	4	1,070
Warren Resources, Inc.	960	960
		206,034
Wireless Telecommunication Services†
NII Holdings, Inc.(3)	3,785	1,606
TOTAL COMMON STOCKS (Cost $662,290)		595,864
PREFERRED STOCKS — 0.3%
Banks — 0.2%
Bank of America Corp., 6.50%	100,000	113,750
Citigroup, Inc., 6.875%	1,749	49,899
Citigroup, Inc., 5.95%	50,000	53,250
Citigroup, Inc., 5.90%	75,000	80,062
		296,961
Capital Markets†
Cowen, Inc., 8.25%	1,337	35,885
General Finance Corp., 8.125%	1,116	28,235
		64,120
Marine†
Seaspan Corp., 6.375%	1,249	31,912
Oil, Gas and Consumable Fuels — 0.1%
Nine Point Energy Holdings	18	14,850

Peabody Energy Corp., 8.50%	666	52,867
		67,717
TOTAL PREFERRED STOCKS (Cost $399,417)		460,710
CONVERTIBLE BONDS — 0.1%
Auto Components — 0.1%
Exide Technologies, (Toggle PIK), 7.00%, 4/30/25(1)	17,031	10,559
Meritor, Inc., 4.00%, 2/15/27	75,000	83,391
		93,950
Oil, Gas and Consumable Fuels†
Chesapeake Energy Corp., 5.50%, 9/15/26(1)	25,000	22,891
TOTAL CONVERTIBLE BONDS (Cost $100,932)		116,841
ASSET-BACKED SECURITIES†
US Airways 2012-2 Class C Pass Through Trust, 5.45%, 6/3/18 (Cost $25,000)	25,000	25,625
RIGHTS†
Independent Power and Renewable Electricity Producers†
Vistra Energy Corp.(3) (Cost $—)	3,425	2,997
WARRANTS†
Consumer Finance†
iPayment Holdings, Inc.(3)	44,936	1,348
Independent Power and Renewable Electricity Producers†
Dynegy, Inc.(3)	1,215	231
Industrial Conglomerates†
Jack Cooper Enterprises, Inc.(3)	20	—
Metals and Mining†
UC Holdings, Inc.(3)	600	6,000
Oil, Gas and Consumable Fuels†
Halcon Resources Corp.(3)	291	207
Midstates Petroleum Co., Inc(3)	329	23
Sabine Oil & Gas Holdings, Inc.(3)	7	28
		258
TOTAL WARRANTS (Cost $5,592)		7,837
TEMPORARY CASH INVESTMENTS — 4.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $5,387,222)	5,387,222	5,387,222
TOTAL INVESTMENT SECURITIES — 98.7% (Cost $130,618,292)		132,088,267
OTHER ASSETS AND LIABILITIES — 1.3%		1,730,896
TOTAL NET ASSETS — 100.0%		$133,819,163

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $62,434,434, which represented 46.7% of total net assets.

(2)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(3)	Non-income producing.

(4)	Security is in default.

(5)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated.

(6)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(7)	Bank loan obligation includes unfunded delayed draw commitments. The principal amount and value of these unfunded commitments at the period end were $426 and $429, respectively.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations, convertible bonds, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	119,731,516	—
Bank Loan Obligations	—	5,759,655	—
Common Stocks	465,651	130,213	—
Preferred Stocks	145,931	314,779	—
Convertible Bonds	—	116,841	—
Asset-Backed Securities	—	25,625	—
Rights	—	2,997	—
Warrants	—	7,837	—
Temporary Cash Investments	5,387,222	—	—
	5,998,804	126,089,463	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
High-Yield Fund
December 31, 2017

High-Yield - Schedule of Investments
DECEMBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 94.5%
Aerospace and Defense — 0.9%
Bombardier, Inc., 5.75%, 3/15/22(1)	215,000	212,313
Bombardier, Inc., 6.00%, 10/15/22(1)	185,000	183,150
Bombardier, Inc., 7.50%, 3/15/25(1)	305,000	308,812
KLX, Inc., 5.875%, 12/1/22(1)	235,000	246,973
TransDigm, Inc., 6.00%, 7/15/22	160,000	164,000
TransDigm, Inc., 6.375%, 6/15/26	520,000	528,450
		1,643,698
Air Freight and Logistics — 0.1%
XPO Logistics, Inc., 6.50%, 6/15/22(1)	240,000	251,400
Airlines — 0.5%
American Airlines Group, Inc., 4.625%, 3/1/20(1)	275,000	279,469
United Continental Holdings, Inc., 5.00%, 2/1/24	555,000	568,875
		848,344
Auto Components — 1.0%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	370,000	384,338
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	540,000	564,781
Tenneco, Inc., 5.00%, 7/15/26	475,000	488,062
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	360,000	382,500
		1,819,681
Automobiles — 0.1%
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	250,000	257,400
Banks — 0.8%
BBVA Banco Continental SA, 3.25%, 4/8/18(1)	510,000	512,142
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)	800,000	820,099
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	130,000	142,625
		1,474,866
Biotechnology — 0.2%
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23(1)	425,000	415,969
Chemicals — 2.4%
Ashland LLC, 4.75%, 8/15/22	495,000	516,037
Blue Cube Spinco, Inc., 9.75%, 10/15/23	20,000	23,700
CF Industries, Inc., 3.45%, 6/1/23	513,000	507,870
Chemours Co. (The), 6.625%, 5/15/23	350,000	371,875
Hexion, Inc., 6.625%, 4/15/20	405,000	365,513
Huntsman International LLC, 5.125%, 11/15/22	195,000	208,650
INEOS Group Holdings SA, 5.625%, 8/1/24(1)	425,000	444,125
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	700,000	700,000
Olin Corp., 5.125%, 9/15/27	360,000	379,800
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	195,000	201,825
Platform Specialty Products Corp., 5.875%, 12/1/25(1)	370,000	367,687
Tronox Finance plc, 5.75%, 10/1/25(1)	180,000	185,400
		4,272,482
Commercial Services and Supplies — 1.8%
ADT Corp. (The), 6.25%, 10/15/21	355,000	390,500

Clean Harbors, Inc., 5.25%, 8/1/20	437,000	444,648
Covanta Holding Corp., 5.875%, 3/1/24	606,000	616,605
Envision Healthcare Corp., 5.125%, 7/1/22(1)	630,000	614,250
Iron Mountain, Inc., 5.75%, 8/15/24	495,000	503,662
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(1)	530,000	589,625
		3,159,290
Communications Equipment — 1.1%
CommScope Technologies LLC, 5.00%, 3/15/27(1)	555,000	556,388
CommScope, Inc., 5.50%, 6/15/24(1)	238,000	248,413
IHS Netherlands Holdco BV, 9.50%, 10/27/21(1)	305,000	329,206
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	315,000	329,663
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)	500,000	511,250
		1,974,920
Construction and Engineering — 0.2%
SBA Communications Corp., 4.875%, 7/15/22	415,000	427,450
Construction Materials — 0.7%
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	289,000	301,846
Ply Gem Industries, Inc., 6.50%, 2/1/22	335,000	347,563
Standard Industries, Inc., 6.00%, 10/15/25(1)	375,000	402,187
USG Corp., 5.50%, 3/1/25(1)	280,000	298,550
		1,350,146
Consumer Discretionary — 0.3%
CRC Escrow Issuer LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	480,000	486,144
Consumer Finance — 1.8%
CIT Group, Inc., 5.00%, 8/15/22	35,000	37,188
CIT Group, Inc., 5.00%, 8/1/23	350,000	373,625
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	170,000	182,112
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	465,000	499,875
Harland Clarke Holdings Corp., 9.25%, 3/1/21(1)	140,000	142,450
IHS Markit Ltd., 4.75%, 2/15/25(1)	140,000	148,050
Navient Corp., 5.00%, 10/26/20	60,000	60,975
Navient Corp., 5.50%, 1/25/23	905,000	906,131
Navient Corp., MTN, 6.125%, 3/25/24	140,000	142,450
OneMain Financial Holdings LLC, 6.75%, 12/15/19(1)	280,000	289,324
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(1)	460,000	458,850
		3,241,030
Containers and Packaging — 2.8%
ARD Finance SA, (Toggle PIK), 7.125%, 9/15/23	780,000	817,050
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	415,000	437,825
Ball Corp., 5.00%, 3/15/22	205,000	219,606
Ball Corp., 4.00%, 11/15/23	90,000	92,138
Ball Corp., 5.25%, 7/1/25	250,000	272,813
Berry Global, Inc., 5.50%, 5/15/22	100,000	103,125
Berry Global, Inc., 5.125%, 7/15/23	330,000	344,437
BWAY Holding Co., 5.50%, 4/15/24(1)	230,000	239,775
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	445,000	452,787
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	240,000	259,050
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21	204,163	207,225
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	390,000	404,137

Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(1)	635,000	681,276
Sealed Air Corp., 5.125%, 12/1/24(1)	440,000	473,000
		5,004,244
Diversified Financial Services — 1.7%
Ally Financial, Inc., 4.75%, 9/10/18	35,000	35,525
Ally Financial, Inc., 8.00%, 3/15/20	98,000	108,290
Ally Financial, Inc., 4.125%, 2/13/22	305,000	312,564
Ally Financial, Inc., 5.75%, 11/20/25	595,000	650,781
Ally Financial, Inc., 8.00%, 11/1/31	210,000	274,050
HUB International Ltd., 7.875%, 10/1/21(1)	410,000	427,425
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20	100,000	102,905
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	405,000	411,581
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 2/1/22	255,000	261,375
Intelsat Connect Finance SA, 12.50%, 4/1/22(1)	161,000	141,680
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 7/1/21	385,000	391,497
		3,117,673
Diversified Telecommunication Services — 4.2%
CenturyLink, Inc., 5.625%, 4/1/20	655,000	662,369
CenturyLink, Inc., 5.80%, 3/15/22	360,000	353,934
Cincinnati Bell, Inc., 7.00%, 7/15/24(1)	195,000	194,025
Frontier Communications Corp., 7.125%, 3/15/19	495,000	476,438
Frontier Communications Corp., 8.50%, 4/15/20	112,000	93,240
Frontier Communications Corp., 10.50%, 9/15/22	35,000	26,556
Frontier Communications Corp., 7.125%, 1/15/23	555,000	371,850
Frontier Communications Corp., 6.875%, 1/15/25	450,000	293,625
Frontier Communications Corp., 11.00%, 9/15/25	55,000	40,700
Hughes Satellite Systems Corp., 5.25%, 8/1/26	480,000	491,400
Inmarsat Finance plc, 4.875%, 5/15/22(1)	175,000	175,438
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	680,000	642,600
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)	860,000	829,900
Level 3 Financing, Inc., 5.375%, 8/15/22	645,000	654,868
Level 3 Financing, Inc., 5.375%, 5/1/25	185,000	185,231
Sprint Capital Corp., 6.875%, 11/15/28	280,000	282,450
Sprint Capital Corp., 8.75%, 3/15/32	280,000	318,500
Telecom Italia Capital SA, 6.375%, 11/15/33	750,000	875,625
Windstream Services LLC / Windstream Finance Corp., 7.75%, 10/15/20	65,000	55,250
Windstream Services LLC / Windstream Finance Corp., 6.375%, 8/1/23(1)	110,000	66,550
Windstream Services LLC / Windstream Finance Corp., 6.375%, 8/1/23	350,000	215,250
Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25(1)	318,250	307,907
		7,613,706
Energy Equipment and Services — 2.5%
Ensco plc, 4.70%, 3/15/21	140,000	137,812
Ensco plc, 8.00%, 1/31/24	488,000	491,660
Ensco plc, 5.20%, 3/15/25	245,000	209,475
Nabors Industries, Inc., 4.625%, 9/15/21	360,000	344,700
Noble Holding International Ltd., 7.75%, 1/15/24	875,000	756,875
Precision Drilling Corp., 5.25%, 11/15/24	375,000	355,312
Transocean, Inc., 9.00%, 7/15/23(1)	870,000	943,950
Weatherford International Ltd., 7.75%, 6/15/21	390,000	399,019

Weatherford International Ltd., 4.50%, 4/15/22	590,000	536,900
Weatherford International Ltd., 9.875%, 2/15/24	250,000	266,875
		4,442,578
Equity Real Estate Investment Trusts (REITs) — 1.7%
CoreCivic, Inc., 4.125%, 4/1/20	275,000	280,500
Equinix, Inc., 5.375%, 5/15/27	520,000	557,700
Iron Mountain, Inc., 4.875%, 9/15/27(1)	500,000	502,500
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	475,000	508,250
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21	280,000	285,600
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(1)	570,000	521,550
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.00%, 4/15/23(1)	140,000	137,900
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 8.25%, 10/15/23	205,000	198,338
		2,992,338
Financial Services — 0.5%
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(1)	750,000	847,485
Food and Staples Retailing — 1.4%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 6/15/24	925,000	888,000
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(1)	125,000	119,688
Horizon Pharma, Inc., 6.625%, 5/1/23	415,000	415,000
Rite Aid Corp., 6.125%, 4/1/23(1)	965,000	874,531
SUPERVALU, Inc., 6.75%, 6/1/21	250,000	250,312
		2,547,531
Food Products — 2.0%
B&G Foods, Inc., 5.25%, 4/1/25	460,000	469,039
JBS USA LUX SA / JBS USA Finance, Inc., 8.25%, 2/1/20(1)	265,000	266,457
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/21(1)	210,000	214,463
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(1)	280,000	271,950
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	45,000	43,538
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	460,000	476,100
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	755,000	779,537
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21	220,000	224,400
Post Holdings, Inc., 5.00%, 8/15/26(1)	935,000	922,144
		3,667,628
Gas Utilities — 3.5%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	280,000	290,996
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24	245,000	279,300
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	285,000	309,403
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	450,000	466,605
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	140,000	146,188
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	460,000	476,675
Energy Transfer Equity LP, 5.875%, 1/15/24	510,000	538,050
Energy Transfer Equity LP, 5.50%, 6/1/27	400,000	409,000
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	135,000	140,738
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	910,000	891,800
NuStar Logistics LP, 4.75%, 2/1/22	155,000	156,938
Rockies Express Pipeline LLC, 5.625%, 4/15/20(1)	515,000	542,037
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	471,000	467,468
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	461,000	473,677
Williams Cos., Inc. (The), 4.55%, 6/24/24	605,000	630,712
		6,219,587

Health Care Equipment and Supplies — 0.8%
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(1)	235,000	220,900
Mallinckrodt International Finance SA, 4.75%, 4/15/23	625,000	493,750
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(1)	220,000	200,750
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)	265,000	226,575
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.50%, 4/15/25(1)	145,000	118,900
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(1)	175,000	176,750
		1,437,625
Health Care Providers and Services — 6.4%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	100,000	100,750
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	290,000	295,800
CHS / Community Health Systems, Inc., 8.00%, 11/15/19	415,000	353,788
CHS / Community Health Systems, Inc., 7.125%, 7/15/20	85,000	63,963
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	270,000	244,350
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	180,000	104,400
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	725,000	656,125
DaVita, Inc., 5.125%, 7/15/24	432,000	437,130
DaVita, Inc., 5.00%, 5/1/25	595,000	596,309
Envision Healthcare Corp., 5.625%, 7/15/22	365,000	370,475
HCA, Inc., 7.50%, 2/15/22	375,000	422,812
HCA, Inc., 4.75%, 5/1/23	55,000	56,788
HCA, Inc., 5.00%, 3/15/24	690,000	719,325
HCA, Inc., 5.375%, 2/1/25	695,000	721,062
HCA, Inc., 7.69%, 6/15/25	670,000	762,125
HCA, Inc., 4.50%, 2/15/27	480,000	483,600
HealthSouth Corp., 5.75%, 11/1/24	275,000	282,563
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(1)	375,000	379,687
Kindred Healthcare, Inc., 8.00%, 1/15/20	470,000	511,571
Kindred Healthcare, Inc., 6.375%, 4/15/22	200,000	204,000
Tenet Healthcare Corp., 6.00%, 10/1/20	35,000	37,137
Tenet Healthcare Corp., 4.50%, 4/1/21	160,000	161,600
Tenet Healthcare Corp., 8.125%, 4/1/22	670,000	684,237
Tenet Healthcare Corp., 6.75%, 6/15/23	780,000	759,525
Tenet Healthcare Corp., 5.125%, 5/1/25(1)	500,000	489,375
Tenet Healthcare Corp., 7.00%, 8/1/25(1)	1,180,000	1,113,625
Universal Health Services, Inc., 5.00%, 6/1/26(1)	475,000	492,219
		11,504,341
Hotels, Restaurants and Leisure — 5.7%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(1)	500,000	506,250
Aramark Services, Inc., 5.125%, 1/15/24	355,000	373,460
Boyd Gaming Corp., 6.875%, 5/15/23	288,000	306,360
Boyd Gaming Corp., 6.375%, 4/1/26	350,000	378,000
Eldorado Resorts, Inc., 7.00%, 8/1/23	600,000	643,500
FelCor Lodging LP, 5.625%, 3/1/23	215,000	221,988
Golden Nugget, Inc., 6.75%, 10/15/24(1)	610,000	622,200
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	510,000	516,375
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	455,000	468,650
International Game Technology plc, 6.25%, 2/15/22(1)	295,000	319,338
International Game Technology plc, 6.50%, 2/15/25(1)	585,000	656,662

Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	460,000	485,300
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(1)	250,000	263,750
MGM Resorts International, 6.00%, 3/15/23	350,000	378,875
MGM Resorts International, 4.625%, 9/1/26	280,000	284,200
Penn National Gaming, Inc., 5.625%, 1/15/27(1)	680,000	707,200
Pinnacle Entertainment, Inc., 5.625%, 5/1/24	360,000	387,000
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	260,000	258,700
Scientific Games International, Inc., 6.25%, 9/1/20	445,000	452,231
Scientific Games International, Inc., 7.00%, 1/1/22(1)	475,000	501,719
Scientific Games International, Inc., 10.00%, 12/1/22	290,000	319,362
Station Casinos LLC, 5.00%, 10/1/25(1)	100,000	100,750
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	805,000	831,162
Yum! Brands, Inc., 3.75%, 11/1/21	200,000	203,750
		10,186,782
Household Durables — 3.7%
Beazer Homes USA, Inc., 7.25%, 2/1/23	15,000	15,675
Beazer Homes USA, Inc., 6.75%, 3/15/25	430,000	455,262
Beazer Homes USA, Inc., 5.875%, 10/15/27(1)	330,000	333,300
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(1)	340,000	357,000
Century Communities, Inc., 6.875%, 5/15/22	235,000	247,925
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(1)	225,000	223,313
KB Home, 7.00%, 12/15/21	110,000	122,650
Lennar Corp., 4.50%, 4/30/24	695,000	714,321
Meritage Homes Corp., 7.00%, 4/1/22	110,000	124,300
Meritage Homes Corp., 5.125%, 6/6/27	730,000	744,600
PulteGroup, Inc., 5.50%, 3/1/26	465,000	507,431
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(1)	355,000	370,088
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(1)	715,000	751,644
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	960,000	1,029,600
William Lyon Homes, Inc., 5.875%, 1/31/25	570,000	583,537
		6,580,646
Household Products — 0.4%
Energizer Holdings, Inc., 5.50%, 6/15/25(1)	365,000	381,078
Spectrum Brands, Inc., 6.625%, 11/15/22	65,000	67,438
Spectrum Brands, Inc., 5.75%, 7/15/25	325,000	343,687
		792,203
Industrial Conglomerates — 0.4%
Bombardier, Inc., 8.75%, 12/1/21(1)	160,000	176,800
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22(1)	588,000	616,665
		793,465
Insurance — 0.8%
Genworth Holdings, Inc., 7.625%, 9/24/21	315,000	309,488
Genworth Holdings, Inc., VRN, 3.42%, 2/15/18, resets quarterly off the 3-month LIBOR plus 2.00%	175,000	81,375
Liberty Mutual Group, Inc., VRN, 4.49%, 3/15/18, resets quarterly off the 3-month LIBOR plus 2.91%(1)	670,000	658,275
Voya Financial, Inc., VRN, 5.65%, 5/15/23(2)	350,000	373,625
		1,422,763
Internet Software and Services — 0.5%
IAC/InterActiveCorp, 4.75%, 12/15/22	130,000	128,050
Netflix, Inc., 5.75%, 3/1/24	555,000	591,769

VeriSign, Inc., 4.625%, 5/1/23	140,000	144,375
		864,194
IT Services — 0.8%
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	40,000	41,450
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	290,000	316,825
First Data Corp., 7.00%, 12/1/23(1)	680,000	720,800
First Data Corp., 5.75%, 1/15/24(1)	410,000	427,323
		1,506,398
Machinery — 0.3%
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24(1)	545,000	583,150
Marine — 0.5%
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	805,000	817,075
Media — 11.7%
Altice Financing SA, 6.625%, 2/15/23(1)	430,000	451,328
Altice Financing SA, 7.50%, 5/15/26(1)	505,000	539,087
Altice Finco SA, 7.625%, 2/15/25(1)	360,000	367,650
Altice Luxembourg SA, 7.625%, 2/15/25(1)	470,000	451,787
Altice US Finance I Corp., 5.375%, 7/15/23(1)	460,000	472,650
Altice US Finance I Corp., 5.50%, 5/15/26(1)	245,000	250,206
AMC Entertainment Holdings, Inc., 5.875%, 2/15/22	140,000	142,625
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	140,000	139,125
AMC Networks, Inc., 4.75%, 8/1/25	730,000	725,437
Cablevision Systems Corp., 5.875%, 9/15/22	805,000	794,937
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(1)	280,000	286,300
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	325,000	335,667
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	880,000	916,300
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	515,000	508,562
Cinemark USA, Inc., 5.125%, 12/15/22	165,000	169,538
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	105,000	103,294
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	560,000	550,900
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	205,000	209,356
CSC Holdings LLC, 6.75%, 11/15/21	65,000	69,875
CSC Holdings LLC, 10.125%, 1/15/23(1)	340,000	383,775
CSC Holdings LLC, 6.625%, 10/15/25(1)	200,000	216,996
CSC Holdings LLC, 5.50%, 4/15/27(1)	485,000	495,912
DISH DBS Corp., 6.75%, 6/1/21	170,000	179,138
DISH DBS Corp., 5.00%, 3/15/23	635,000	605,631
DISH DBS Corp., 5.875%, 11/15/24	830,000	810,287
Gray Television, Inc., 5.125%, 10/15/24(1)	475,000	475,000
Gray Television, Inc., 5.875%, 7/15/26(1)	305,000	313,388
GTH Finance BV, 7.25%, 4/26/23(1)	780,000	878,576
Lamar Media Corp., 5.875%, 2/1/22	205,000	209,869
Lamar Media Corp., 5.00%, 5/1/23	290,000	300,150
McClatchy Co. (The), 9.00%, 12/15/22	104,000	108,940
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(1)	635,000	657,225
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	355,000	366,094
Regal Entertainment Group, 5.75%, 3/15/22	350,000	361,813
RR Donnelley & Sons Co., 6.00%, 4/1/24	415,000	389,581
SFR Group SA, 6.00%, 5/15/22(1)	495,000	501,806

SFR Group SA, 7.375%, 5/1/26(1)	815,000	842,506
Sinclair Television Group, Inc., 5.625%, 8/1/24(1)	485,000	501,369
Sirius XM Radio, Inc., 4.625%, 5/15/23(1)	315,000	322,481
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)	350,000	365,313
TEGNA, Inc., 5.125%, 7/15/20	80,000	82,000
TEGNA, Inc., 5.50%, 9/15/24(1)	415,000	436,787
Unitymedia GmbH, 6.125%, 1/15/25(1)	265,000	280,900
Univision Communications, Inc., 5.125%, 2/15/25(1)	375,000	366,563
UPCB Finance IV Ltd., 5.375%, 1/15/25(1)	315,000	318,749
Videotron Ltd., 5.00%, 7/15/22	280,000	295,750
Virgin Media Finance plc, 5.75%, 1/15/25(1)	640,000	655,200
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	310,000	314,263
WMG Acquisition Corp., 5.625%, 4/15/22(1)	517,000	534,449
Ziggo Bond Finance BV, 5.875%, 1/15/25(1)	290,000	287,100
Ziggo Secured Finance BV, 5.50%, 1/15/27(1)	675,000	675,844
		21,018,079
Metals and Mining — 5.2%
AK Steel Corp., 7.00%, 3/15/27	455,000	465,237
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	410,000	448,950
Aleris International, Inc., 9.50%, 4/1/21(1)	235,000	249,100
Allegheny Technologies, Inc., 5.95%, 1/15/21	715,000	732,875
ArcelorMittal, 6.125%, 6/1/25	535,000	618,594
ArcelorMittal, 7.25%, 3/1/41	355,000	450,850
Arconic, Inc., 5.40%, 4/15/21	305,000	324,749
Arconic, Inc., 5.125%, 10/1/24	175,000	187,330
Cleveland-Cliffs, Inc., 5.75%, 3/1/25(1)	830,000	794,725
Constellium NV, 6.625%, 3/1/25(1)	585,000	617,906
First Quantum Minerals Ltd., 7.25%, 5/15/22(1)	305,000	321,257
Freeport-McMoRan, Inc., 3.55%, 3/1/22	475,000	470,844
Freeport-McMoRan, Inc., 5.40%, 11/14/34	655,000	669,737
Kinross Gold Corp., 5.125%, 9/1/21	140,000	146,650
Lundin Mining Corp., 7.875%, 11/1/22(1)	235,000	252,625
Novelis Corp., 6.25%, 8/15/24(1)	165,000	173,250
Novelis Corp., 5.875%, 9/30/26(1)	780,000	797,550
Steel Dynamics, Inc., 5.00%, 12/15/26	360,000	381,600
Teck Resources Ltd., 4.75%, 1/15/22	285,000	298,908
Teck Resources Ltd., 8.50%, 6/1/24(1)	265,000	300,113
Teck Resources Ltd., 6.25%, 7/15/41	465,000	534,750
United States Steel Corp., 7.375%, 4/1/20	98,000	106,820
United States Steel Corp., 6.875%, 8/15/25	100,000	104,880
		9,449,300
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
iStar, Inc., 5.00%, 7/1/19	270,000	271,519
Multi-Utilities — 2.5%
AES Corp., 4.875%, 5/15/23	260,000	266,175
AES Corp., 6.00%, 5/15/26	530,000	575,050
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	605,000	614,075
Calpine Corp., 5.375%, 1/15/23	645,000	630,488
Dynegy, Inc., 7.375%, 11/1/22	635,000	671,512

Dynegy, Inc., 7.625%, 11/1/24	225,000	242,438
NRG Energy, Inc., 6.25%, 7/15/22	155,000	161,975
NRG Energy, Inc., 6.25%, 5/1/24	430,000	452,575
NRG Energy, Inc., 7.25%, 5/15/26	530,000	579,682
Talen Energy Supply LLC, 6.50%, 6/1/25	390,000	317,850
		4,511,820
Multiline Retail — 0.4%
JC Penney Corp., Inc., 5.75%, 2/15/18	296,000	297,110
JC Penney Corp., Inc., 5.65%, 6/1/20	235,000	215,319
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(1)	330,000	191,466
		703,895
Oil, Gas and Consumable Fuels — 10.8%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24	475,000	523,094
Antero Resources Corp., 5.125%, 12/1/22	455,000	466,375
Antero Resources Corp., 5.625%, 6/1/23	255,000	266,475
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	235,000	235,000
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	364,000	371,280
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	235,000	244,988
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	355,000	384,288
Chesapeake Energy Corp., 8.00%, 1/15/25(1)	605,000	611,806
CNX Resources Corp., 5.875%, 4/15/22	758,000	777,897
Comstock Resources, Inc., (Toggle PIK), 10.00%, 3/15/20	485,000	502,581
Continental Resources, Inc., 5.00%, 9/15/22	171,000	174,206
Continental Resources, Inc., 3.80%, 6/1/24	455,000	451,587
Continental Resources, Inc., 4.90%, 6/1/44	245,000	235,200
Denbury Resources, Inc., 9.00%, 5/15/21(1)	255,000	261,694
Denbury Resources, Inc., 4.625%, 7/15/23	220,000	141,900
Diamondback Energy, Inc., 4.75%, 11/1/24	385,000	388,369
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	410,000	348,500
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	530,000	549,875
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	70,000	51,450
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21	280,000	263,550
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	90,000	83,700
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23	185,000	170,663
Gulfport Energy Corp., 6.00%, 10/15/24	105,000	105,525
Gulfport Energy Corp., 6.375%, 5/15/25	840,000	847,350
Halcon Resources Corp., 6.75%, 2/15/25(1)	730,000	762,850
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(1)	240,000	246,600
Laredo Petroleum, Inc., 6.25%, 3/15/23	285,000	296,486
MEG Energy Corp., 7.00%, 3/31/24(1)	135,000	114,581
MEG Energy Corp., 6.50%, 1/15/25(1)	555,000	550,144
Murphy Oil Corp., 4.45%, 12/1/22	360,000	362,250
Newfield Exploration Co., 5.75%, 1/30/22	280,000	300,300
Newfield Exploration Co., 5.375%, 1/1/26	140,000	148,750
Oasis Petroleum, Inc., 6.875%, 3/15/22	855,000	879,581
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(1)	580,000	588,700
Petrobras Global Finance BV, 5.30%, 1/27/25(1)	437,000	438,857
QEP Resources, Inc., 5.375%, 10/1/22	665,000	683,287
Range Resources Corp., 5.75%, 6/1/21	180,000	187,650

Range Resources Corp., 5.00%, 8/15/22	415,000	415,000
Sanchez Energy Corp., 7.75%, 6/15/21	445,000	420,525
Sanchez Energy Corp., 6.125%, 1/15/23	335,000	285,588
SM Energy Co., 6.50%, 1/1/23	140,000	143,500
SM Energy Co., 5.00%, 1/15/24	365,000	353,822
Southwestern Energy Co., 6.70%, 1/23/25	555,000	579,281
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	385,000	383,075
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	550,000	545,875
Sunoco LP / Sunoco Finance Corp., 5.50%, 8/1/20	525,000	540,422
Sunoco LP / Sunoco Finance Corp., 6.375%, 4/1/23	468,000	494,325
Whiting Petroleum Corp., 5.75%, 3/15/21	610,000	627,537
WPX Energy, Inc., 6.00%, 1/15/22	415,000	435,750
WPX Energy, Inc., 8.25%, 8/1/23	235,000	267,900
		19,509,989
Personal Products — 0.1%
Avon Products, Inc., 7.00%, 3/15/23	280,000	227,500
Pharmaceuticals — 2.5%
Endo DAC / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(1)	465,000	367,350
Endo Finance LLC / Endo Finco, Inc., 7.25%, 1/15/22(1)	330,000	287,100
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(1)	345,000	270,825
Quintiles IMS, Inc., 4.875%, 5/15/23(1)	275,000	284,625
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	720,000	595,401
Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/20(1)	415,000	417,594
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(1)	360,000	364,050
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(1)	485,000	492,275
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(1)	670,000	616,400
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	910,000	836,062
		4,531,682
Professional Services — 0.1%
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	230,000	206,425
Semiconductors and Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	70,000	77,175
Advanced Micro Devices, Inc., 7.00%, 7/1/24	181,000	188,466
Micron Technology, Inc., 5.50%, 2/1/25	144,000	151,380
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	255,000	258,507
Sensata Technologies BV, 5.00%, 10/1/25(1)	138,000	146,625
		822,153
Software — 1.1%
BMC Software Finance, Inc., 8.125%, 7/15/21(1)	70,000	70,787
Infor US, Inc., 6.50%, 5/15/22	713,000	741,520
Quintiles IMS, Inc., 5.00%, 10/15/26(1)	485,000	498,944
Rackspace Hosting, Inc., 8.625%, 11/15/24(1)	620,000	663,400
		1,974,651
Specialty Retail — 2.9%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	675,000	706,185
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(1)	320,000	325,200
Beacon Escrow Corp., 4.875%, 11/1/25(1)	370,000	373,237
Herc Rentals, Inc., 7.50%, 6/1/22(1)	280,000	303,100
Hertz Corp. (The), 5.875%, 10/15/20	125,000	125,938

Hertz Corp. (The), 7.375%, 1/15/21	230,000	233,450
Hertz Corp. (The), 6.25%, 10/15/22	235,000	227,950
Michaels Stores, Inc., 5.875%, 12/15/20(1)	180,000	182,700
Party City Holdings, Inc., 6.125%, 8/15/23(1)	180,000	186,750
PetSmart, Inc., 7.125%, 3/15/23(1)	980,000	585,550
PetSmart, Inc., 5.875%, 6/1/25(1)	180,000	139,050
Rent-A-Center, Inc., 6.625%, 11/15/20	325,000	312,000
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	280,000	284,200
Sonic Automotive, Inc., 5.00%, 5/15/23	235,000	227,950
United Rentals North America, Inc., 5.50%, 7/15/25	370,000	393,587
United Rentals North America, Inc., 5.50%, 5/15/27	555,000	585,525
		5,192,372
Technology Hardware, Storage and Peripherals — 1.1%
CommScope Technologies LLC, 6.00%, 6/15/25(1)	70,000	74,725
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	265,000	275,600
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	535,000	585,954
Dell, Inc., 5.875%, 6/15/19	150,000	156,750
EMC Corp., 2.65%, 6/1/20	80,000	79,027
NCR Corp., 5.00%, 7/15/22	380,000	388,550
Western Digital Corp., 10.50%, 4/1/24	375,000	435,469
		1,996,075
Textiles, Apparel and Luxury Goods — 0.8%
Hanesbrands, Inc., 4.625%, 5/15/24(1)	475,000	486,875
L Brands, Inc., 6.625%, 4/1/21	110,000	121,000
L Brands, Inc., 5.625%, 2/15/22	525,000	562,406
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22	300,000	302,640
		1,472,921
Wireless Telecommunication Services — 2.2%
Sprint Communications, Inc., 6.00%, 11/15/22	485,000	486,212
Sprint Corp., 7.25%, 9/15/21	635,000	673,894
Sprint Corp., 7.875%, 9/15/23	380,000	405,650
Sprint Corp., 7.125%, 6/15/24	750,000	765,000
Sprint Corp., 7.625%, 2/15/25	280,000	294,000
T-Mobile USA, Inc., 6.625%, 4/1/23	195,000	203,775
T-Mobile USA, Inc., 6.375%, 3/1/25	555,000	595,237
T-Mobile USA, Inc., 6.50%, 1/15/26	445,000	486,719
		3,910,487
TOTAL CORPORATE BONDS (Cost $167,258,037)		170,363,100
ASSET-BACKED SECURITIES(3) — 0.4%
American Airlines Pass Through Trust, 7.00%, 7/31/19(1)	147,548	148,286
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	248,295	268,530
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.375%, 5/15/23	228,354	240,886
TOTAL ASSET-BACKED SECURITIES (Cost $627,523)		657,702
EXCHANGE-TRADED FUNDS — 0.3%
iShares iBoxx $ High Yield Corporate Bond ETF (Cost $606,431)	6,849	597,644
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Argentina — 0.2%
Argentine Republic Government International Bond, 6.875%, 4/22/21 (Cost $280,000)	280,000	305,445

COMMON STOCKS — 0.2%
Energy Equipment and Services — 0.1%
Basic Energy Services, Inc.(4)	2,961	69,495
Health Care Providers and Services — 0.1%
Express Scripts Holding Co.(4)	3,005	224,293
Oil, Gas and Consumable Fuels†
Comstock Resources, Inc.(4)	647	5,473
TOTAL COMMON STOCKS (Cost $300,792)		299,261
TEMPORARY CASH INVESTMENTS(5) — 2.9%
Credit Agricole Corporate and Investment Bank, 1.35%, 1/2/18(6)	3,253,000	3,252,484
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 8/31/18 - 11/15/46, valued at $789,621), in a joint trading account at 1.10%, dated 12/29/17, due 1/2/18 (Delivery value $772,687)		772,593
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/24, valued at $1,289,745), at 0.54%, dated 12/29/17, due 1/2/18 (Delivery value $1,264,076)		1,264,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,326	2,326
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,291,798)		5,291,403
TOTAL INVESTMENT SECURITIES — 98.5% (Cost $174,364,581)		177,514,555
OTHER ASSETS AND LIABILITIES — 1.5%		2,704,784
TOTAL NET ASSETS — 100.0%		$180,219,339

CREDIT DEFAULT SWAP AGREEMENTS*
Counterparty/Reference Entity	Type**	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value***
Bank of America N.A./ Camden Property Trust	Buy	(1.00)%	12/20/19	$850,000	$(2,372)	$(8,654)	$(11,026)
Barclays Bank plc/ Dominion Resources, Inc.	Buy	(1.00)%	6/20/20	$850,000	(12,804)	(5,372)	(18,176)
Barclays Bank plc/ Procter & Gamble Co. (The)	Buy	(1.00)%	6/20/20	$850,000	(17,013)	(2,713)	(19,726)
Deutsche Bank AG/ Host Hotels & Resorts, Inc.	Buy	(1.00)%	9/20/19	$850,000	(3,746)	(10,100)	(13,846)
Deutsche Bank AG/ International Business Machines Corp.	Buy	(1.00)%	9/20/19	$850,000	(7,866)	(5,995)	(13,861)
Goldman Sachs & Co./ Kellogg Co.	Buy	(1.00)%	12/20/19	$850,000	(6,061)	(8,153)	(14,214)
Goldman Sachs & Co./ M.D.C. Holdings, Inc.	Buy	(1.00)%	6/20/20	$850,000	13,077	(27,147)	(14,070)
Goldman Sachs & Co./ Starwood Hotels & Resorts	Buy	(1.00)%	6/20/20	$850,000	(4,192)	(15,196)	(19,388)
Morgan Stanley & Co./ D.R. Horton, Inc.	Sell	1.00%	6/20/20	$850,000	(9,688)	28,092	18,404
Morgan Stanley & Co./ Lennar Corp.	Sell	5.00%	6/20/20	$850,000	58,854	39,475	98,329
Morgan Stanley & Co./ Mondelez International, Inc.	Buy	(1.00)%	9/20/19	$850,000	(7,866)	(5,360)	(13,226)
Morgan Stanley & Co./ PepsiCo, Inc.	Buy	(1.00)%	9/20/19	$850,000	(8,587)	(4,786)	(13,373)
					$(8,264)	$(25,909)	$(34,173)

*Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $70,187,079, which represented 38.9% of total net assets.

(2)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	Non-income producing.

(5)	Category includes collateral received at the custodian bank for collateral requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $100,000.

(6)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	170,363,100	—
Asset-Backed Securities	—	657,702	—
Exchange-Traded Funds	597,644	—	—
Sovereign Governments and Agencies	—	305,445	—
Common Stocks	299,261	—	—
Temporary Cash Investments	2,326	5,289,077	—
	899,231	176,615,324	—
Other Financial Instruments
Swap Agreements	—	116,733	—

Liabilities
Other Financial Instruments
Swap Agreements	—	150,906	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Diversified Bond Fund
December 31, 2017

NT Diversified Bond - Schedule of Investments
DECEMBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 36.5%
Aerospace and Defense — 0.4%
Boeing Co. (The), 2.20%, 10/30/22	1,660,000	1,628,065
Lockheed Martin Corp., 3.55%, 1/15/26	4,450,000	4,627,464
Lockheed Martin Corp., 3.80%, 3/1/45	1,320,000	1,341,237
Rockwell Collins, Inc., 4.35%, 4/15/47	750,000	817,228
United Technologies Corp., 6.05%, 6/1/36	730,000	953,470
United Technologies Corp., 5.70%, 4/15/40	1,420,000	1,811,148
United Technologies Corp., 3.75%, 11/1/46	1,130,000	1,133,656
		12,312,268
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., 2.80%, 11/15/24	2,890,000	2,904,815
Auto Components — 0.1%
Tenneco, Inc., 5.00%, 7/15/26	1,620,000	1,664,550
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	1,036,000	1,077,181
		2,741,731
Automobiles — 1.2%
Ford Motor Co., 4.35%, 12/8/26	2,300,000	2,401,637
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	5,750,000	5,809,047
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	5,110,000	5,124,556
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	1,150,000	1,274,415
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	3,280,000	3,604,356
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	1,200,000	1,196,881
General Motors Co., 5.15%, 4/1/38	1,800,000	1,923,775
General Motors Financial Co., Inc., 3.25%, 5/15/18	2,280,000	2,288,771
General Motors Financial Co., Inc., 3.10%, 1/15/19	2,910,000	2,926,294
General Motors Financial Co., Inc., 3.15%, 1/15/20	3,050,000	3,085,741
General Motors Financial Co., Inc., 3.20%, 7/6/21	2,810,000	2,839,437
General Motors Financial Co., Inc., 5.25%, 3/1/26	3,080,000	3,391,514
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)	1,260,000	1,278,900
		37,145,324
Banks — 5.6%
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(1)	2,200,000	2,209,636
Bank of America Corp., 4.10%, 7/24/23	4,160,000	4,420,347
Bank of America Corp., MTN, 4.00%, 4/1/24	1,281,000	1,355,026
Bank of America Corp., MTN, 4.20%, 8/26/24	3,070,000	3,235,051
Bank of America Corp., MTN, 4.00%, 1/22/25	3,140,000	3,269,005
Bank of America Corp., MTN, 5.00%, 1/21/44	830,000	1,004,100
Bank of America Corp., MTN, VRN, 2.37%, 7/21/20(2)	3,070,000	3,065,549
Bank of America Corp., MTN, VRN, 2.33%, 10/1/20(2)	4,310,000	4,299,246
Bank of America Corp., MTN, VRN, 3.82%, 1/20/27(2)	3,020,000	3,126,499
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(2)	1,230,000	1,388,386
Bank of America Corp., VRN, 3.00%, 12/20/22(1)(2)	6,164,000	6,183,207
Bank of America Corp., VRN, 3.42%, 12/20/27(1)(2)	1,154,000	1,155,344
Bank of America N.A., 6.00%, 10/15/36	650,000	848,629
Banque Federative du Credit Mutuel SA, 2.00%, 4/12/19(1)	1,550,000	1,544,458
Barclays Bank plc, 5.14%, 10/14/20	1,500,000	1,589,353
Barclays plc, 4.375%, 1/12/26	1,500,000	1,563,746
Barclays plc, 4.95%, 1/10/47	1,100,000	1,224,443

BPCE SA, 3.00%, 5/22/22(1)	2,060,000	2,061,382
BPCE SA, 5.15%, 7/21/24(1)	1,870,000	2,030,066
BPCE SA, 3.50%, 10/23/27(1)	1,000,000	985,777
Branch Banking & Trust Co., 3.625%, 9/16/25	813,000	843,452
Branch Banking & Trust Co., 3.80%, 10/30/26	1,300,000	1,361,746
Capital One Financial Corp., 4.20%, 10/29/25	3,515,000	3,621,391
Capital One N.A., 2.35%, 8/17/18	1,600,000	1,602,706
Citibank N.A., 1.85%, 9/18/19	4,620,000	4,592,213
Citigroup, Inc., 2.55%, 4/8/19	1,250,000	1,254,702
Citigroup, Inc., 2.90%, 12/8/21	4,000,000	4,029,522
Citigroup, Inc., 2.75%, 4/25/22	4,320,000	4,315,081
Citigroup, Inc., 4.05%, 7/30/22	1,400,000	1,458,454
Citigroup, Inc., 3.20%, 10/21/26	1,200,000	1,191,651
Citigroup, Inc., 4.45%, 9/29/27	6,840,000	7,248,023
Citigroup, Inc., VRN, 3.52%, 10/27/27(2)	4,050,000	4,076,269
Commerzbank AG, 8.125%, 9/19/23(1)	690,000	825,974
Cooperatieve Rabobank UA, 3.875%, 2/8/22	2,270,000	2,385,453
Cooperatieve Rabobank UA, 3.95%, 11/9/22	980,000	1,022,735
Fifth Third Bancorp, 4.30%, 1/16/24	750,000	796,910
Fifth Third Bank, 2.875%, 10/1/21	1,830,000	1,848,723
HBOS plc, MTN, 6.75%, 5/21/18(1)	2,280,000	2,318,871
HSBC Bank plc, 4.125%, 8/12/20(1)	4,502,000	4,694,349
HSBC Bank USA N.A., 5.875%, 11/1/34	420,000	542,281
Huntington Bancshares, Inc., 2.30%, 1/14/22	2,380,000	2,343,639
Intesa Sanpaolo SpA, 3.125%, 7/14/22(1)	1,200,000	1,192,442
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)	770,000	789,346
JPMorgan Chase & Co., 2.25%, 1/23/20	4,860,000	4,857,941
JPMorgan Chase & Co., 2.55%, 3/1/21	2,850,000	2,852,509
JPMorgan Chase & Co., 4.625%, 5/10/21	6,860,000	7,326,949
JPMorgan Chase & Co., 3.25%, 9/23/22	3,880,000	3,974,615
JPMorgan Chase & Co., 3.875%, 9/10/24	3,130,000	3,267,149
JPMorgan Chase & Co., 3.125%, 1/23/25	2,750,000	2,767,072
JPMorgan Chase & Co., VRN, 3.54%, 5/1/27(2)	3,800,000	3,869,380
JPMorgan Chase & Co., VRN, 3.88%, 7/24/37(2)	2,000,000	2,068,685
JPMorgan Chase & Co., VRN, 3.96%, 11/15/47(2)	2,050,000	2,120,205
KeyBank N.A., MTN, 3.40%, 5/20/26	1,950,000	1,945,724
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	1,820,000	1,912,980
Regions Financial Corp., 2.75%, 8/14/22	2,370,000	2,364,777
Royal Bank of Canada, 2.15%, 10/26/20	2,590,000	2,574,134
Royal Bank of Canada, MTN, 2.125%, 3/2/20	4,530,000	4,517,567
SunTrust Bank, 3.30%, 5/15/26	1,950,000	1,934,251
Turkiye Garanti Bankasi AS, 5.875%, 3/16/23(1)	3,400,000	3,535,694
U.S. Bancorp, MTN, 3.00%, 3/15/22	2,150,000	2,193,870
U.S. Bancorp, MTN, 3.60%, 9/11/24	1,910,000	1,979,923
U.S. Bank N.A., 2.80%, 1/27/25	1,270,000	1,262,344
Wells Fargo & Co., 3.07%, 1/24/23	1,860,000	1,874,808
Wells Fargo & Co., 4.125%, 8/15/23	760,000	801,939
Wells Fargo & Co., 3.00%, 4/22/26	1,000,000	981,909
Wells Fargo & Co., 5.61%, 1/15/44	366,000	451,874
Wells Fargo & Co., MTN, 2.60%, 7/22/20	6,920,000	6,964,716
Wells Fargo & Co., MTN, 3.55%, 9/29/25	1,900,000	1,951,774
Wells Fargo & Co., MTN, 4.10%, 6/3/26	2,700,000	2,833,561
Wells Fargo & Co., MTN, 4.65%, 11/4/44	1,555,000	1,698,243

Wells Fargo & Co., MTN, 4.75%, 12/7/46	1,150,000	1,287,274
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/27(2)	1,100,000	1,122,411
		178,209,461
Beverages — 1.1%
Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/19	5,450,000	5,439,772
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	5,890,000	6,033,172
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	4,410,000	4,557,614
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	4,460,000	5,185,179
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	2,440,000	2,577,394
Constellation Brands, Inc., 2.00%, 11/7/19	2,250,000	2,236,169
Constellation Brands, Inc., 4.75%, 12/1/25	3,500,000	3,850,739
Molson Coors Brewing Co., 3.00%, 7/15/26	3,570,000	3,499,805
		33,379,844
Biotechnology — 1.7%
AbbVie, Inc., 2.50%, 5/14/20	3,630,000	3,642,977
AbbVie, Inc., 2.90%, 11/6/22	3,240,000	3,249,804
AbbVie, Inc., 3.60%, 5/14/25	3,110,000	3,201,582
AbbVie, Inc., 4.40%, 11/6/42	1,790,000	1,924,895
Amgen, Inc., 2.20%, 5/22/19	4,600,000	4,602,118
Amgen, Inc., 2.65%, 5/11/22	4,880,000	4,871,235
Amgen, Inc., 4.66%, 6/15/51	2,183,000	2,450,087
Biogen, Inc., 2.90%, 9/15/20	6,010,000	6,095,379
Biogen, Inc., 3.625%, 9/15/22	2,660,000	2,759,301
Celgene Corp., 3.25%, 8/15/22	2,490,000	2,531,788
Celgene Corp., 3.625%, 5/15/24	850,000	875,196
Celgene Corp., 3.875%, 8/15/25	3,650,000	3,783,219
Celgene Corp., 3.45%, 11/15/27	650,000	650,667
Celgene Corp., 5.00%, 8/15/45	870,000	990,084
Gilead Sciences, Inc., 1.85%, 9/20/19	2,020,000	2,011,896
Gilead Sciences, Inc., 4.40%, 12/1/21	2,970,000	3,168,919
Gilead Sciences, Inc., 3.65%, 3/1/26	6,030,000	6,260,379
Gilead Sciences, Inc., 4.15%, 3/1/47	1,000,000	1,065,391
		54,134,917
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25	1,860,000	1,981,458
Masco Corp., 4.375%, 4/1/26	700,000	742,350
		2,723,808
Capital Markets — 0.1%
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.85%, 1/15/27	1,740,000	1,852,754
Chemicals — 0.2%
Ashland LLC, 4.75%, 8/15/22	950,000	990,375
Dow Chemical Co. (The), 4.375%, 11/15/42	1,620,000	1,709,536
Ecolab, Inc., 4.35%, 12/8/21	1,705,000	1,816,259
LyondellBasell Industries NV, 5.00%, 4/15/19	892,000	916,012
Mosaic Co. (The), 4.05%, 11/15/27	1,280,000	1,285,521
Westlake Chemical Corp., 4.375%, 11/15/47	750,000	781,427
		7,499,130
Commercial Services and Supplies — 0.2%
Republic Services, Inc., 3.55%, 6/1/22	1,910,000	1,970,627
Republic Services, Inc., 3.375%, 11/15/27	750,000	756,924
Waste Management, Inc., 3.15%, 11/15/27	1,350,000	1,351,661
Waste Management, Inc., 4.10%, 3/1/45	1,740,000	1,874,536
		5,953,748

Communications Equipment — 0.1%
Cisco Systems, Inc., 3.00%, 6/15/22	1,520,000	1,550,166
CommScope Technologies LLC, 5.00%, 3/15/27(1)	1,460,000	1,463,650
		3,013,816
Construction Materials†
Owens Corning, 4.20%, 12/15/22	1,060,000	1,112,504
Consumer Finance — 1.1%
American Express Co., 1.55%, 5/22/18	1,530,000	1,528,352
American Express Co., 3.00%, 10/30/24	1,680,000	1,679,393
American Express Credit Corp., MTN, 2.20%, 3/3/20	4,500,000	4,487,538
American Express Credit Corp., MTN, 2.60%, 9/14/20	810,000	814,351
American Express Credit Corp., MTN, 2.25%, 5/5/21	3,985,000	3,955,063
Capital One Bank USA N.A., 2.30%, 6/5/19	2,390,000	2,387,798
Capital One Bank USA N.A., 3.375%, 2/15/23	1,580,000	1,597,231
CIT Group, Inc., 5.00%, 8/15/22	2,220,000	2,358,750
Discover Bank, 3.45%, 7/27/26	3,730,000	3,687,848
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	920,000	959,100
IHS Markit Ltd., 4.75%, 2/15/25(1)	1,770,000	1,871,775
PNC Bank N.A., 1.95%, 3/4/19	2,500,000	2,495,862
PNC Bank N.A., 3.80%, 7/25/23	1,150,000	1,201,810
PNC Bank N.A., MTN, 2.30%, 6/1/20	4,640,000	4,636,753
Synchrony Financial, 2.60%, 1/15/19	2,280,000	2,284,709
Synchrony Financial, 3.00%, 8/15/19	500,000	503,616
		36,449,949
Containers and Packaging — 0.2%
Ball Corp., 4.00%, 11/15/23	1,520,000	1,556,100
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	2,340,000	2,380,950
WestRock RKT Co., 4.00%, 3/1/23	1,910,000	1,981,180
		5,918,230
Diversified Consumer Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47	670,000	682,396
Catholic Health Initiatives, 2.95%, 11/1/22	860,000	853,391
George Washington University (The), 3.55%, 9/15/46	960,000	928,281
		2,464,068
Diversified Financial Services — 3.3%
Ally Financial, Inc., 3.60%, 5/21/18	1,630,000	1,636,928
Ally Financial, Inc., 3.50%, 1/27/19	1,080,000	1,088,100
Ally Financial, Inc., 4.625%, 3/30/25	1,420,000	1,496,325
Banco Santander SA, 3.50%, 4/11/22	2,600,000	2,653,383
BNP Paribas SA, 4.375%, 9/28/25(1)	1,550,000	1,621,880
Citigroup, Inc., 4.125%, 7/25/28	1,000,000	1,032,534
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	4,550,000	4,610,750
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	2,550,000	2,611,318
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	8,150,000	8,115,170
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	1,800,000	1,950,367
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	5,480,000	5,478,408
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	4,590,000	5,091,750
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	2,540,000	2,581,974
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	6,500,000	6,543,111
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	1,080,000	1,254,255
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	5,440,000	5,769,678
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	1,910,000	2,181,656
Goldman Sachs Group, Inc. (The), VRN, 2.88%, 10/31/21(2)	1,450,000	1,446,466

Goldman Sachs Group, Inc. (The), VRN, 3.27%, 9/29/24(2)	2,000,000	1,993,279
HSBC Holdings plc, 2.95%, 5/25/21	4,917,000	4,952,689
HSBC Holdings plc, 4.30%, 3/8/26	3,420,000	3,638,921
HSBC Holdings plc, 4.375%, 11/23/26	3,100,000	3,241,538
HSBC Holdings plc, VRN, 3.26%, 3/13/22(2)	1,520,000	1,541,877
Morgan Stanley, 2.75%, 5/19/22	1,600,000	1,594,907
Morgan Stanley, 4.375%, 1/22/47	840,000	922,268
Morgan Stanley, MTN, 5.625%, 9/23/19	8,010,000	8,443,639
Morgan Stanley, MTN, 3.70%, 10/23/24	2,450,000	2,533,373
Morgan Stanley, MTN, 4.00%, 7/23/25	9,200,000	9,639,975
Morgan Stanley, VRN, 3.97%, 7/22/37(2)	920,000	955,184
S&P Global, Inc., 3.30%, 8/14/20	870,000	886,661
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(1)	4,800,000	4,880,720
UBS Group Funding Switzerland AG, 4.125%, 9/24/25(1)	950,000	997,728
		103,386,812
Diversified Telecommunication Services — 2.3%
AT&T, Inc., 2.30%, 3/11/19	3,820,000	3,824,912
AT&T, Inc., 5.00%, 3/1/21	2,000,000	2,143,165
AT&T, Inc., 3.875%, 8/15/21	2,780,000	2,882,294
AT&T, Inc., 3.60%, 2/17/23	1,750,000	1,791,973
AT&T, Inc., 3.40%, 5/15/25	9,410,000	9,264,184
AT&T, Inc., 3.90%, 8/14/27	9,030,000	9,105,453
AT&T, Inc., 4.75%, 5/15/46	1,300,000	1,275,261
AT&T, Inc., 5.15%, 11/15/46(1)	301,000	308,529
AT&T, Inc., 5.45%, 3/1/47	2,110,000	2,261,648
AT&T, Inc., 5.15%, 2/14/50	1,540,000	1,553,725
British Telecommunications plc, 5.95%, 1/15/18	3,260,000	3,264,390
CenturyLink, Inc., 6.15%, 9/15/19	620,000	643,250
Deutsche Telekom International Finance BV, 2.23%, 1/17/20(1)	4,700,000	4,679,715
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(1)	2,500,000	2,516,142
Frontier Communications Corp., 8.50%, 4/15/20	690,000	574,425
Ooredoo Tamweel Ltd., 3.04%, 12/3/18	5,000,000	5,031,345
Orange SA, 4.125%, 9/14/21	1,470,000	1,554,755
Orange SA, 5.50%, 2/6/44	630,000	775,585
Telefonica Emisiones SAU, 5.46%, 2/16/21	2,180,000	2,359,623
Telefonica Emisiones SAU, 4.10%, 3/8/27	1,450,000	1,500,724
Telefonica Emisiones SAU, 5.21%, 3/8/47	900,000	1,024,509
Verizon Communications, Inc., 3.50%, 11/1/24	1,920,000	1,956,858
Verizon Communications, Inc., 2.625%, 8/15/26	3,250,000	3,066,108
Verizon Communications, Inc., 4.125%, 3/16/27	1,610,000	1,681,509
Verizon Communications, Inc., 4.75%, 11/1/41	1,870,000	1,911,683
Verizon Communications, Inc., 4.86%, 8/21/46	3,071,000	3,208,574
Verizon Communications, Inc., 5.01%, 8/21/54	1,313,000	1,346,203
		71,506,542
Electric Utilities — 0.1%
AEP Transmission Co. LLC, 3.75%, 12/1/47(1)	970,000	999,265
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	1,500,000	1,530,000
		2,529,265
Energy Equipment and Services — 0.1%
Ensco plc, 5.20%, 3/15/25	420,000	359,100
Halliburton Co., 3.80%, 11/15/25	2,260,000	2,352,050
		2,711,150

Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp., 3.375%, 10/15/26	2,923,000	2,876,415
American Tower Corp., 3.60%, 1/15/28	950,000	946,098
AvalonBay Communities, Inc., MTN, 3.35%, 5/15/27	780,000	786,727
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	1,175,000	1,171,627
Boston Properties LP, 3.65%, 2/1/26	1,870,000	1,902,455
Crown Castle International Corp., 5.25%, 1/15/23	2,474,000	2,711,539
Crown Castle International Corp., 4.45%, 2/15/26	1,030,000	1,082,917
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24(1)	1,540,000	1,601,600
Essex Portfolio LP, 3.625%, 8/15/22	710,000	730,256
Essex Portfolio LP, 3.25%, 5/1/23	1,220,000	1,231,140
Hospitality Properties Trust, 4.65%, 3/15/24	1,480,000	1,557,029
Hudson Pacific Properties LP, 3.95%, 11/1/27	1,710,000	1,704,137
Kilroy Realty LP, 3.80%, 1/15/23	1,670,000	1,709,350
Kilroy Realty LP, 4.375%, 10/1/25	970,000	1,018,986
Kimco Realty Corp., 2.80%, 10/1/26	2,130,000	2,013,863
Simon Property Group LP, 3.25%, 11/30/26	1,290,000	1,285,034
Ventas Realty LP, 4.125%, 1/15/26	720,000	752,520
VEREIT Operating Partnership LP, 4.125%, 6/1/21	2,310,000	2,399,615
Welltower, Inc., 3.75%, 3/15/23	2,030,000	2,105,683
		29,586,991
Food and Staples Retailing — 0.6%
CVS Health Corp., 3.50%, 7/20/22	2,820,000	2,875,041
CVS Health Corp., 2.75%, 12/1/22	1,345,000	1,326,262
CVS Health Corp., 5.125%, 7/20/45	1,180,000	1,356,450
Kroger Co. (The), 3.30%, 1/15/21	2,610,000	2,663,481
Kroger Co. (The), 3.70%, 8/1/27	1,280,000	1,298,279
Kroger Co. (The), 3.875%, 10/15/46	1,390,000	1,276,672
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(1)	4,090,000	4,032,308
Target Corp., 2.50%, 4/15/26	2,870,000	2,761,712
Target Corp., 3.90%, 11/15/47	780,000	795,258
Wal-Mart Stores, Inc., 3.625%, 12/15/47	830,000	871,051
		19,256,514
Food Products — 0.1%
Kraft Heinz Foods Co., 5.20%, 7/15/45	980,000	1,081,175
Kraft Heinz Foods Co., 4.375%, 6/1/46	860,000	854,546
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	2,130,000	2,204,550
		4,140,271
Gas Utilities — 1.9%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	770,000	800,238
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	1,900,000	2,000,605
Boardwalk Pipelines LP, 4.45%, 7/15/27	960,000	978,256
Enbridge Energy Partners LP, 6.50%, 4/15/18	540,000	547,194
Enbridge Energy Partners LP, 5.20%, 3/15/20	1,220,000	1,284,567
Enbridge, Inc., 4.00%, 10/1/23	1,600,000	1,667,086
Enbridge, Inc., 4.50%, 6/10/44	1,060,000	1,102,464
Energy Transfer Equity LP, 7.50%, 10/15/20	1,090,000	1,201,725
Energy Transfer LP, 4.15%, 10/1/20	1,220,000	1,260,514
Energy Transfer LP, 3.60%, 2/1/23	3,370,000	3,375,326
Energy Transfer LP, 4.90%, 3/15/35	1,600,000	1,586,252
Energy Transfer LP, 6.50%, 2/1/42	420,000	479,454
Enterprise Products Operating LLC, 5.20%, 9/1/20	4,180,000	4,468,520
Enterprise Products Operating LLC, 4.85%, 3/15/44	3,550,000	3,902,641

Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18(2)	1,220,000	1,226,100
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	950,000	1,013,112
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	2,729,000	3,228,523
Kinder Morgan, Inc., 5.55%, 6/1/45	1,600,000	1,755,966
Magellan Midstream Partners LP, 6.55%, 7/15/19	1,140,000	1,207,865
MPLX LP, 4.875%, 6/1/25	3,720,000	3,991,952
MPLX LP, 5.20%, 3/1/47	1,270,000	1,397,927
ONEOK, Inc., 4.00%, 7/13/27	2,070,000	2,101,454
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	1,740,000	1,751,611
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	5,920,000	6,537,853
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	2,970,000	2,955,787
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	2,600,000	2,553,772
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28(1)	1,500,000	1,501,875
Williams Cos., Inc. (The), 3.70%, 1/15/23	830,000	830,000
Williams Partners LP, 4.125%, 11/15/20	2,550,000	2,649,356
Williams Partners LP, 5.10%, 9/15/45	2,130,000	2,349,463
		61,707,458
Health Care Equipment and Supplies — 0.8%
Abbott Laboratories, 2.00%, 9/15/18	770,000	769,962
Abbott Laboratories, 3.75%, 11/30/26	5,200,000	5,348,099
Becton Dickinson and Co., 3.73%, 12/15/24	2,900,000	2,973,909
Becton Dickinson and Co., 3.70%, 6/6/27	1,480,000	1,493,872
Medtronic, Inc., 2.50%, 3/15/20	1,460,000	1,469,026
Medtronic, Inc., 3.50%, 3/15/25	4,755,000	4,936,134
Medtronic, Inc., 4.375%, 3/15/35	2,330,000	2,629,711
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	988,000	1,011,991
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	1,720,000	1,674,053
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	1,200,000	1,437,759
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	1,000,000	1,000,951
		24,745,467
Health Care Providers and Services — 1.0%
Anthem, Inc., 3.65%, 12/1/27	1,400,000	1,429,528
Anthem, Inc., 4.65%, 1/15/43	1,290,000	1,418,705
Cardinal Health, Inc., 1.95%, 6/14/19	4,640,000	4,612,683
Duke University Health System, Inc., 3.92%, 6/1/47	2,150,000	2,252,977
Express Scripts Holding Co., 3.40%, 3/1/27	1,460,000	1,435,100
HCA, Inc., 3.75%, 3/15/19	3,640,000	3,680,950
HCA, Inc., 4.25%, 10/15/19	1,000,000	1,023,750
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	895,000	925,340
Kaiser Foundation Hospitals, 4.15%, 5/1/47	840,000	909,131
Mylan NV, 3.95%, 6/15/26	950,000	959,371
Northwell Healthcare, Inc., 4.26%, 11/1/47	1,090,000	1,116,415
NYU Hospitals Center, 4.43%, 7/1/42	400,000	432,256
Tenet Healthcare Corp., 4.625%, 7/15/24(1)	1,459,000	1,427,996
UnitedHealth Group, Inc., 2.875%, 12/15/21	1,480,000	1,499,507
UnitedHealth Group, Inc., 2.875%, 3/15/22	1,950,000	1,974,887
UnitedHealth Group, Inc., 3.75%, 7/15/25	2,640,000	2,784,695
UnitedHealth Group, Inc., 4.75%, 7/15/45	1,450,000	1,715,385
UnitedHealth Group, Inc., 3.75%, 10/15/47	1,030,000	1,052,644
Universal Health Services, Inc., 4.75%, 8/1/22(1)	1,700,000	1,736,125
		32,387,445
Hotels, Restaurants and Leisure — 0.3%
Aramark Services, Inc., 5.00%, 4/1/25(1)	840,000	889,392

Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	1,940,000	1,964,250
International Game Technology plc, 6.25%, 2/15/22(1)	1,400,000	1,515,500
McDonald's Corp., MTN, 3.375%, 5/26/25	2,070,000	2,137,847
McDonald's Corp., MTN, 4.70%, 12/9/35	1,070,000	1,218,276
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	1,560,000	1,714,758
		9,440,023
Household Durables — 0.4%
D.R. Horton, Inc., 2.55%, 12/1/20	1,260,000	1,258,899
D.R. Horton, Inc., 5.75%, 8/15/23	650,000	728,793
Lennar Corp., 4.75%, 4/1/21	1,880,000	1,962,250
Lennar Corp., 4.50%, 4/30/24	1,280,000	1,315,584
Lennar Corp., 4.75%, 11/29/27(1)	1,130,000	1,169,324
Newell Brands, Inc., 4.20%, 4/1/26	3,250,000	3,396,934
Newell Brands, Inc., 5.50%, 4/1/46	740,000	883,561
Toll Brothers Finance Corp., 6.75%, 11/1/19	720,000	776,700
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	855,000	876,375
		12,368,420
Industrial Conglomerates — 0.2%
FedEx Corp., 4.40%, 1/15/47	1,780,000	1,905,442
General Electric Co., 2.70%, 10/9/22	1,090,000	1,088,909
General Electric Co., 4.125%, 10/9/42	1,080,000	1,133,083
General Electric Co., MTN, 4.375%, 9/16/20	1,547,000	1,625,520
		5,752,954
Insurance — 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19	3,290,000	3,342,894
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	3,700,000	3,947,109
American International Group, Inc., 4.125%, 2/15/24	4,170,000	4,411,118
American International Group, Inc., 4.50%, 7/16/44	1,400,000	1,512,546
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	2,580,000	2,640,773
Berkshire Hathaway, Inc., 2.75%, 3/15/23	2,210,000	2,225,684
Berkshire Hathaway, Inc., 4.50%, 2/11/43	1,190,000	1,373,368
Chubb INA Holdings, Inc., 3.15%, 3/15/25	2,020,000	2,045,211
Chubb INA Holdings, Inc., 3.35%, 5/3/26	820,000	837,525
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	1,380,000	1,761,799
International Lease Finance Corp., 6.25%, 5/15/19	860,000	901,418
Markel Corp., 4.90%, 7/1/22	1,400,000	1,512,689
Markel Corp., 3.50%, 11/1/27	1,200,000	1,196,008
MetLife, Inc., 4.125%, 8/13/42	450,000	477,059
Metropolitan Life Global Funding I, 3.00%, 1/10/23(1)	1,790,000	1,805,722
Prudential Financial, Inc., 3.94%, 12/7/49(1)	2,759,000	2,824,803
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	1,730,000	1,853,459
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	170,000	214,556
Voya Financial, Inc., 5.70%, 7/15/43	1,900,000	2,333,632
WR Berkley Corp., 4.625%, 3/15/22	1,100,000	1,171,629
WR Berkley Corp., 4.75%, 8/1/44	720,000	774,069
		39,163,071
Internet and Direct Marketing Retail — 0.4%
Alibaba Group Holding Ltd., 2.50%, 11/28/19	2,000,000	2,006,133
Alibaba Group Holding Ltd., 3.60%, 11/28/24	3,500,000	3,633,196
Amazon.com, Inc., 3.80%, 12/5/24	1,000,000	1,057,488
Amazon.com, Inc., 3.15%, 8/22/27(1)	3,610,000	3,621,670
Amazon.com, Inc., 3.875%, 8/22/37(1)	930,000	989,442

eBay, Inc., 2.15%, 6/5/20	1,390,000	1,380,959
		12,688,888
IT Services — 0.2%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	3,780,000	3,659,479
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	1,910,000	1,951,222
		5,610,701
Machinery — 0.3%
Caterpillar Financial Services Corp., MTN, 1.85%, 9/4/20	3,730,000	3,687,627
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	1,090,000	1,104,317
John Deere Capital Corp., MTN, 1.95%, 6/22/20	1,970,000	1,956,604
John Deere Capital Corp., MTN, 3.15%, 10/15/21	570,000	584,487
Oshkosh Corp., 5.375%, 3/1/22	1,610,000	1,662,325
		8,995,360
Media — 2.0%
21st Century Fox America, Inc., 6.90%, 8/15/39	510,000	721,605
21st Century Fox America, Inc., 4.75%, 9/15/44	1,200,000	1,376,886
CBS Corp., 3.50%, 1/15/25	1,860,000	1,869,269
CBS Corp., 3.70%, 6/1/28(1)	890,000	879,301
CBS Corp., 4.85%, 7/1/42	360,000	378,603
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	7,240,000	7,707,555
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	2,250,000	2,231,721
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	1,140,000	1,332,723
Comcast Corp., 3.15%, 3/1/26	3,070,000	3,095,234
Comcast Corp., 4.40%, 8/15/35	960,000	1,050,774
Comcast Corp., 6.40%, 5/15/38	790,000	1,068,079
Comcast Corp., 4.75%, 3/1/44	2,150,000	2,469,208
Discovery Communications LLC, 5.625%, 8/15/19	392,000	411,311
Discovery Communications LLC, 3.95%, 3/20/28	6,340,000	6,317,331
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	1,300,000	1,344,787
Lamar Media Corp., 5.375%, 1/15/24	1,880,000	1,974,000
NBCUniversal Media LLC, 4.375%, 4/1/21	4,673,000	4,954,611
NBCUniversal Media LLC, 2.875%, 1/15/23	1,490,000	1,505,954
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	1,410,000	1,454,062
Omnicom Group, Inc., 3.60%, 4/15/26	2,320,000	2,350,568
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)	850,000	887,187
TEGNA, Inc., 5.125%, 7/15/20	1,920,000	1,968,000
Time Warner Cable LLC, 6.75%, 7/1/18	1,150,000	1,175,597
Time Warner Cable LLC, 5.50%, 9/1/41	520,000	543,386
Time Warner Cable LLC, 4.50%, 9/15/42	840,000	790,321
Time Warner, Inc., 4.70%, 1/15/21	1,600,000	1,691,412
Time Warner, Inc., 3.60%, 7/15/25	3,610,000	3,622,984
Time Warner, Inc., 3.80%, 2/15/27	1,200,000	1,200,822
Time Warner, Inc., 5.35%, 12/15/43	1,070,000	1,183,413
Viacom, Inc., 3.125%, 6/15/22	1,260,000	1,247,598
Viacom, Inc., 4.25%, 9/1/23	1,840,000	1,880,596
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	1,900,000	1,926,125
		62,611,023
Metals and Mining — 0.3%
Barrick North America Finance LLC, 5.75%, 5/1/43	550,000	693,652
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)	1,500,000	1,601,944
Southern Copper Corp., 5.25%, 11/8/42	750,000	840,126
Steel Dynamics, Inc., 4.125%, 9/15/25(1)	2,590,000	2,615,900
Steel Dynamics, Inc., 5.00%, 12/15/26	900,000	954,000

Vale Overseas Ltd., 6.25%, 8/10/26	2,210,000	2,565,810
		9,271,432
Multi-Utilities — 1.5%
American Electric Power Co., Inc., 3.20%, 11/13/27	1,050,000	1,044,405
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	1,530,000	1,598,850
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	1,550,000	1,600,158
CMS Energy Corp., 8.75%, 6/15/19	297,000	323,255
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	880,000	928,079
Dominion Energy, Inc., 6.40%, 6/15/18	810,000	826,803
Dominion Energy, Inc., 2.75%, 9/15/22	540,000	535,878
Dominion Energy, Inc., 3.625%, 12/1/24	2,720,000	2,818,570
Dominion Energy, Inc., 4.90%, 8/1/41	2,210,000	2,561,080
Duke Energy Corp., 3.55%, 9/15/21	1,250,000	1,290,957
Duke Energy Corp., 2.65%, 9/1/26	2,520,000	2,418,525
Duke Energy Corp., 3.15%, 8/15/27	790,000	785,667
Duke Energy Florida LLC, 6.35%, 9/15/37	463,000	645,373
Duke Energy Florida LLC, 3.85%, 11/15/42	1,410,000	1,479,940
Duke Energy Progress LLC, 3.25%, 8/15/25	1,000,000	1,021,566
Duke Energy Progress LLC, 4.15%, 12/1/44	500,000	546,220
Duke Energy Progress LLC, 3.70%, 10/15/46	515,000	526,875
Exelon Corp., 5.15%, 12/1/20	1,276,000	1,359,480
Exelon Corp., 4.45%, 4/15/46	1,300,000	1,417,248
Exelon Generation Co. LLC, 4.25%, 6/15/22	1,250,000	1,312,710
Exelon Generation Co. LLC, 5.60%, 6/15/42	410,000	450,744
FirstEnergy Corp., 4.25%, 3/15/23	1,260,000	1,317,303
FirstEnergy Corp., 4.85%, 7/15/47	840,000	940,396
Florida Power & Light Co., 4.125%, 2/1/42	930,000	1,028,679
Georgia Power Co., 4.30%, 3/15/42	410,000	436,563
MidAmerican Energy Co., 4.40%, 10/15/44	2,100,000	2,394,532
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	3,210,000	3,275,239
NiSource Finance Corp., 5.65%, 2/1/45	1,310,000	1,645,222
Pacific Gas & Electric Co., 4.00%, 12/1/46	1,657,000	1,661,356
Potomac Electric Power Co., 3.60%, 3/15/24	1,010,000	1,057,740
Sempra Energy, 2.875%, 10/1/22	1,220,000	1,219,576
Sempra Energy, 3.25%, 6/15/27	1,700,000	1,694,601
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	970,000	966,300
Southern Power Co., 5.15%, 9/15/41	590,000	658,000
Southwestern Public Service Co., 3.70%, 8/15/47	930,000	953,260
Virginia Electric & Power Co., 3.45%, 2/15/24	1,110,000	1,147,432
Xcel Energy, Inc., 3.35%, 12/1/26	1,000,000	1,013,921
		46,902,503
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	940,000	883,337
Oil, Gas and Consumable Fuels — 2.6%
Anadarko Petroleum Corp., 3.45%, 7/15/24	640,000	638,141
Anadarko Petroleum Corp., 5.55%, 3/15/26	2,490,000	2,797,619
Anadarko Petroleum Corp., 6.45%, 9/15/36	830,000	1,018,893
Antero Resources Corp., 5.00%, 3/1/25	2,200,000	2,255,000
Apache Corp., 4.75%, 4/15/43	1,220,000	1,257,411
BP Capital Markets plc, 4.50%, 10/1/20	360,000	381,045
BP Capital Markets plc, 2.75%, 5/10/23	2,600,000	2,602,606
Cenovus Energy, Inc., 4.25%, 4/15/27	3,140,000	3,137,521
Chevron Corp., 2.10%, 5/16/21	2,750,000	2,728,540

Cimarex Energy Co., 4.375%, 6/1/24	2,600,000	2,762,243
CNOOC Finance 2011 Ltd., 4.25%, 1/26/21	5,000,000	5,201,785
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	1,030,000	1,087,602
Concho Resources, Inc., 4.375%, 1/15/25	2,310,000	2,408,175
Concho Resources, Inc., 4.875%, 10/1/47	520,000	570,458
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,250,000	1,644,678
Ecopetrol SA, 5.875%, 5/28/45	690,000	706,906
Encana Corp., 6.50%, 2/1/38	2,280,000	2,884,062
EOG Resources, Inc., 4.10%, 2/1/21	1,440,000	1,502,406
Exxon Mobil Corp., 2.71%, 3/6/25	1,600,000	1,595,738
Exxon Mobil Corp., 3.04%, 3/1/26	2,020,000	2,052,822
Hess Corp., 6.00%, 1/15/40	1,610,000	1,783,521
Marathon Oil Corp., 3.85%, 6/1/25	1,790,000	1,824,601
Marathon Oil Corp., 4.40%, 7/15/27	1,850,000	1,936,514
Newfield Exploration Co., 5.75%, 1/30/22	2,380,000	2,552,550
Noble Energy, Inc., 4.15%, 12/15/21	2,080,000	2,169,029
Petroleos Mexicanos, 6.00%, 3/5/20	480,000	509,880
Petroleos Mexicanos, 3.50%, 7/23/20	5,000,000	5,080,000
Petroleos Mexicanos, 4.875%, 1/24/22	870,000	908,933
Petroleos Mexicanos, 3.50%, 1/30/23	130,000	127,595
Petroleos Mexicanos, 4.625%, 9/21/23	4,500,000	4,640,625
Petroleos Mexicanos, 4.875%, 1/18/24	2,500,000	2,596,125
Petroleos Mexicanos, 6.625%, 6/15/35	850,000	911,277
Petroleos Mexicanos, 6.50%, 6/2/41	320,000	329,920
Petroleos Mexicanos, 5.50%, 6/27/44	1,790,000	1,651,203
Petronas Capital Ltd., 5.25%, 8/12/19	3,200,000	3,340,547
Phillips 66, 4.30%, 4/1/22	1,981,000	2,107,276
Shell International Finance BV, 2.375%, 8/21/22	1,800,000	1,788,060
Shell International Finance BV, 3.25%, 5/11/25	1,890,000	1,943,765
Shell International Finance BV, 3.625%, 8/21/42	980,000	969,047
Shell International Finance BV, 4.55%, 8/12/43	830,000	945,437
Sinopec Group Overseas Development 2016 Ltd., 1.75%, 9/29/19	1,300,000	1,279,714
Statoil ASA, 2.45%, 1/17/23	1,550,000	1,541,654
Statoil ASA, 3.95%, 5/15/43	1,048,000	1,097,923
Suncor Energy, Inc., 6.50%, 6/15/38	670,000	907,400
Total Capital Canada Ltd., 2.75%, 7/15/23	870,000	875,109
		83,051,356
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	2,510,000	2,707,956
International Paper Co., 4.40%, 8/15/47	2,000,000	2,096,689
		4,804,645
Pharmaceuticals — 0.6%
AbbVie, Inc., 4.70%, 5/14/45	800,000	894,968
Actavis, Inc., 3.25%, 10/1/22	2,210,000	2,218,829
Allergan Funding SCS, 3.85%, 6/15/24	3,887,000	3,987,842
Allergan Funding SCS, 4.55%, 3/15/35	1,450,000	1,537,861
Baxalta, Inc., 4.00%, 6/23/25	1,600,000	1,655,931
Forest Laboratories LLC, 4.875%, 2/15/21(1)	898,000	951,163
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	5,160,000	5,082,725
Zoetis, Inc., 3.00%, 9/12/27	2,300,000	2,250,716
		18,580,035
Road and Rail — 0.5%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	1,484,000	1,530,388

Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	1,075,000	1,277,587
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	1,390,000	1,568,668
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	1,900,000	2,067,943
CSX Corp., 3.40%, 8/1/24	1,400,000	1,440,598
CSX Corp., 3.25%, 6/1/27	3,170,000	3,172,348
Norfolk Southern Corp., 5.75%, 4/1/18	900,000	908,269
Union Pacific Corp., 3.60%, 9/15/37	860,000	892,183
Union Pacific Corp., 4.75%, 9/15/41	1,190,000	1,384,545
Union Pacific Corp., 4.05%, 11/15/45	730,000	790,284
		15,032,813
Semiconductors and Semiconductor Equipment — 0.3%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25(1)	1,960,000	1,876,167
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.50%, 1/15/28(1)	920,000	878,606
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)	1,800,000	1,847,754
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	1,950,000	1,976,812
QUALCOMM, Inc., 3.25%, 5/20/27	1,580,000	1,544,095
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	1,500,000	1,638,750
		9,762,184
Software — 0.9%
Activision Blizzard, Inc., 2.30%, 9/15/21	1,780,000	1,757,995
Microsoft Corp., 2.70%, 2/12/25	5,000,000	4,995,934
Microsoft Corp., 3.125%, 11/3/25	1,220,000	1,246,499
Microsoft Corp., 3.45%, 8/8/36	2,200,000	2,271,062
Microsoft Corp., 4.25%, 2/6/47	4,000,000	4,580,559
Oracle Corp., 2.50%, 10/15/22	1,635,000	1,633,632
Oracle Corp., 3.625%, 7/15/23	1,990,000	2,090,630
Oracle Corp., 2.65%, 7/15/26	3,600,000	3,512,821
Oracle Corp., 3.25%, 11/15/27	1,940,000	1,974,751
Oracle Corp., 4.30%, 7/8/34	960,000	1,068,081
Oracle Corp., 4.00%, 7/15/46	1,290,000	1,374,796
Quintiles IMS, Inc., 5.00%, 10/15/26(1)	1,850,000	1,903,187
		28,409,947
Specialty Retail — 0.5%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	2,500,000	2,528,125
Home Depot, Inc. (The), 3.75%, 2/15/24	1,500,000	1,582,433
Home Depot, Inc. (The), 3.00%, 4/1/26	1,640,000	1,643,455
Home Depot, Inc. (The), 5.95%, 4/1/41	2,360,000	3,200,186
Home Depot, Inc. (The), 3.90%, 6/15/47	1,120,000	1,183,119
Lowe's Cos., Inc., 3.10%, 5/3/27	1,700,000	1,707,529
Lowe's Cos., Inc., 4.05%, 5/3/47	780,000	831,682
United Rentals North America, Inc., 4.625%, 7/15/23	2,180,000	2,262,012
		14,938,541
Technology Hardware, Storage and Peripherals — 0.7%
Apple, Inc., 2.85%, 5/6/21	2,310,000	2,347,949
Apple, Inc., 3.00%, 2/9/24	880,000	891,709
Apple, Inc., 2.75%, 1/13/25	1,330,000	1,319,368
Apple, Inc., 2.50%, 2/9/25	4,970,000	4,849,449
Apple, Inc., 2.90%, 9/12/27	4,010,000	3,966,264
Dell International LLC / EMC Corp., 6.02%, 6/15/26(1)	7,060,000	7,795,339
Seagate HDD Cayman, 4.75%, 6/1/23	1,700,000	1,726,562
Seagate HDD Cayman, 4.75%, 1/1/25	370,000	363,503
		23,260,143

Textiles, Apparel and Luxury Goods†
PVH Corp., 4.50%, 12/15/22	1,506,000	1,539,734
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 3.125%, 7/16/22	2,130,000	2,159,094
Sprint Communications, Inc., 9.00%, 11/15/18(1)	675,000	711,349
		2,870,443
TOTAL CORPORATE BONDS (Cost $1,131,600,949)		1,155,711,835
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 25.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(4) — 3.2%
FHLMC, VRN, 1.82%, 1/15/18	449,317	463,002
FHLMC, VRN, 1.84%, 1/15/18	876,446	905,080
FHLMC, VRN, 1.91%, 1/15/18	756,338	780,595
FHLMC, VRN, 2.07%, 1/15/18	2,026,988	2,036,366
FHLMC, VRN, 2.08%, 1/15/18	602,120	623,415
FHLMC, VRN, 2.32%, 1/15/18	2,865,340	2,870,587
FHLMC, VRN, 2.375%, 1/15/18	9,116,705	9,176,192
FHLMC, VRN, 2.48%, 1/15/18	4,976,447	5,056,235
FHLMC, VRN, 2.59%, 1/15/18	2,200,064	2,225,786
FHLMC, VRN, 2.84%, 1/15/18	2,903,647	2,935,468
FHLMC, VRN, 3.08%, 1/15/18	7,409,219	7,567,662
FHLMC, VRN, 3.20%, 1/15/18	1,852,209	1,896,053
FHLMC, VRN, 3.20%, 1/15/18	1,345,411	1,420,776
FHLMC, VRN, 3.20%, 1/15/18	980,049	1,035,767
FHLMC, VRN, 3.32%, 1/15/18	1,998,165	2,100,763
FHLMC, VRN, 3.48%, 1/15/18	319,346	335,738
FHLMC, VRN, 3.56%, 1/15/18	716,744	752,327
FHLMC, VRN, 3.63%, 1/15/18	67,979	70,965
FHLMC, VRN, 3.63%, 1/15/18	182,784	192,094
FHLMC, VRN, 3.64%, 1/15/18	2,014,030	2,134,334
FHLMC, VRN, 3.65%, 1/15/18	606,004	625,989
FHLMC, VRN, 3.74%, 1/15/18	238,131	245,504
FHLMC, VRN, 4.06%, 1/15/18	374,854	389,707
FHLMC, VRN, 4.06%, 1/15/18	1,274,630	1,327,645
FNMA, VRN, 2.28%, 1/25/18	3,719,184	3,841,723
FNMA, VRN, 2.36%, 1/25/18	1,158,498	1,169,969
FNMA, VRN, 2.63%, 1/25/18	4,555,571	4,599,656
FNMA, VRN, 2.71%, 1/25/18	854,245	867,806
FNMA, VRN, 2.92%, 1/25/18	3,576,929	3,649,815
FNMA, VRN, 2.96%, 1/25/18	4,445,497	4,509,123
FNMA, VRN, 2.99%, 1/25/18	421,496	437,145
FNMA, VRN, 2.99%, 1/25/18	1,079,729	1,121,257
FNMA, VRN, 3.01%, 1/25/18	3,162,506	3,283,159
FNMA, VRN, 3.01%, 1/25/18	2,009,297	2,087,144
FNMA, VRN, 3.02%, 1/25/18	3,450,489	3,583,678
FNMA, VRN, 3.11%, 1/25/18	246,422	256,887
FNMA, VRN, 3.18%, 1/25/18	5,323,849	5,424,739
FNMA, VRN, 3.20%, 1/25/18	6,318,514	6,415,343
FNMA, VRN, 3.21%, 1/25/18	2,748,294	2,791,423
FNMA, VRN, 3.21%, 1/25/18	1,556,738	1,637,677
FNMA, VRN, 3.26%, 1/25/18	6,504,306	6,678,319
FNMA, VRN, 3.32%, 1/25/18	113,455	118,062
FNMA, VRN, 3.32%, 1/25/18	241,834	249,133
FNMA, VRN, 3.53%, 1/25/18	423,581	439,840

FNMA, VRN, 3.93%, 1/25/18	719,457	746,420
		101,076,368
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 22.6%
FHLMC, 5.00%, 4/1/19	124,837	127,390
FHLMC, 7.00%, 9/1/27	245	273
FHLMC, 6.50%, 1/1/28	396	439
FHLMC, 7.00%, 2/1/28	60	66
FHLMC, 6.50%, 3/1/29	2,379	2,648
FHLMC, 6.50%, 6/1/29	2,136	2,367
FHLMC, 7.00%, 8/1/29	249	268
FHLMC, 6.50%, 5/1/31	1,578	1,749
FHLMC, 6.50%, 6/1/31	76	84
FHLMC, 6.50%, 6/1/31	185	205
FHLMC, 5.50%, 12/1/33	27,505	30,796
FHLMC, 6.00%, 2/1/38	231,612	261,538
FHLMC, 5.50%, 4/1/38	122,489	135,433
FHLMC, 6.00%, 5/1/38	211,632	239,718
FHLMC, 6.00%, 8/1/38	37,020	41,656
FHLMC, 5.50%, 9/1/38	878,214	976,994
FHLMC, 3.00%, 2/1/43	12,242,577	12,326,230
FNMA, 3.00%, 1/11/18(5)	83,800,000	83,823,307
FNMA, 3.50%, 1/11/18(5)	128,170,000	131,679,054
FNMA, 4.00%, 1/11/18(5)	70,985,000	74,277,152
FNMA, 4.50%, 1/11/18(5)	66,750,000	71,025,755
FNMA, 6.50%, 1/1/26	1,626	1,803
FNMA, 7.00%, 12/1/27	353	380
FNMA, 7.50%, 4/1/28	2,134	2,329
FNMA, 7.00%, 5/1/28	2,026	2,087
FNMA, 7.00%, 6/1/28	34	35
FNMA, 6.50%, 1/1/29	366	413
FNMA, 6.50%, 4/1/29	1,372	1,521
FNMA, 7.00%, 7/1/29	259	263
FNMA, 7.50%, 7/1/29	3,475	3,816
FNMA, 7.50%, 9/1/30	840	997
FNMA, 5.00%, 7/1/31	2,459,072	2,648,808
FNMA, 7.00%, 9/1/31	5,518	5,981
FNMA, 6.50%, 1/1/32	993	1,101
FNMA, 6.50%, 8/1/32	5,531	6,258
FNMA, 5.50%, 6/1/33	15,736	17,451
FNMA, 5.50%, 7/1/33	95,646	106,046
FNMA, 5.50%, 8/1/33	34,707	38,522
FNMA, 5.50%, 9/1/33	47,800	53,336
FNMA, 5.00%, 11/1/33	205,387	223,258
FNMA, 6.00%, 12/1/33	804,545	912,053
FNMA, 5.50%, 1/1/34	49,733	55,198
FNMA, 5.50%, 12/1/34	55,758	61,788
FNMA, 4.50%, 1/1/35	205,070	219,270
FNMA, 5.00%, 8/1/35	82,575	89,410
FNMA, 5.00%, 2/1/36	641,794	697,647
FNMA, 5.50%, 7/1/36	29,266	32,400
FNMA, 5.50%, 2/1/37	16,535	18,313
FNMA, 6.00%, 4/1/37	177,637	201,157
FNMA, 6.00%, 7/1/37	418,470	471,852

FNMA, 6.00%, 8/1/37	260,541	294,962
FNMA, 6.50%, 8/1/37	44,430	48,724
FNMA, 6.00%, 9/1/37	274,496	310,151
FNMA, 6.00%, 11/1/37	101,704	114,512
FNMA, 5.50%, 2/1/38	555,964	615,215
FNMA, 5.50%, 2/1/38	115,123	127,049
FNMA, 5.50%, 6/1/38	264,986	291,327
FNMA, 5.00%, 1/1/39	159,265	173,750
FNMA, 4.50%, 2/1/39	529,738	565,335
FNMA, 5.50%, 3/1/39	602,039	664,271
FNMA, 4.50%, 4/1/39	385,787	418,463
FNMA, 4.50%, 5/1/39	985,110	1,068,613
FNMA, 6.50%, 5/1/39	146,504	169,560
FNMA, 4.50%, 6/1/39	525,317	566,993
FNMA, 5.00%, 8/1/39	554,781	606,296
FNMA, 4.50%, 9/1/39	1,862,668	2,020,714
FNMA, 4.50%, 10/1/39	1,671,057	1,812,729
FNMA, 5.00%, 4/1/40	1,509,470	1,626,800
FNMA, 5.00%, 4/1/40	2,996,876	3,236,945
FNMA, 5.00%, 6/1/40	2,532,645	2,735,837
FNMA, 4.00%, 10/1/40	1,795,550	1,908,637
FNMA, 4.50%, 11/1/40	1,433,883	1,548,117
FNMA, 4.00%, 8/1/41	3,229,050	3,423,991
FNMA, 4.50%, 9/1/41	1,395,070	1,494,930
FNMA, 3.50%, 10/1/41	2,464,124	2,546,613
FNMA, 3.50%, 12/1/41	9,010,043	9,311,644
FNMA, 4.00%, 12/1/41	4,543,747	4,789,382
FNMA, 5.00%, 1/1/42	5,305,522	5,731,829
FNMA, 3.50%, 2/1/42	4,584,117	4,737,380
FNMA, 3.50%, 5/1/42	1,909,012	1,972,974
FNMA, 3.50%, 6/1/42	2,036,840	2,106,439
FNMA, 3.50%, 8/1/42	9,202,957	9,509,439
FNMA, 3.50%, 9/1/42	3,374,971	3,487,360
FNMA, 3.50%, 12/1/42	7,420,611	7,666,595
FNMA, 3.50%, 8/1/43	4,260,473	4,384,095
FNMA, 3.50%, 5/1/45	8,476,584	8,739,910
FNMA, 3.50%, 11/1/45	9,173,204	9,431,525
FNMA, 3.50%, 11/1/45	9,405,750	9,670,619
FNMA, 4.00%, 11/1/45	10,968,017	11,485,414
FNMA, 3.50%, 2/1/46	10,459,307	10,783,987
FNMA, 4.00%, 2/1/46	8,988,295	9,411,175
FNMA, 3.50%, 3/1/46	10,074,863	10,358,575
FNMA, 4.00%, 4/1/46	23,904,923	25,034,292
FNMA, 3.50%, 5/1/46	11,098,786	11,411,332
FNMA, 6.50%, 8/1/47	7,459	8,044
FNMA, 6.50%, 9/1/47	8,766	9,420
FNMA, 6.50%, 9/1/47	525	566
FNMA, 6.50%, 9/1/47	4,609	4,948
FNMA, 6.50%, 9/1/47	3,379	3,624
FNMA, 3.50%, 10/1/47	19,779,908	20,338,444
GNMA, 2.50%, 1/22/18(5)	5,000,000	4,887,891
GNMA, 3.00%, 1/22/18(5)	22,800,000	23,002,421
GNMA, 3.50%, 1/22/18(5)	17,650,000	18,260,304

GNMA, 4.00%, 1/22/18(5)	26,240,000	27,370,370
GNMA, 7.00%, 11/15/22	735	770
GNMA, 7.00%, 4/20/26	262	297
GNMA, 7.50%, 8/15/26	503	567
GNMA, 8.00%, 8/15/26	222	242
GNMA, 7.50%, 5/15/27	442	464
GNMA, 8.00%, 6/15/27	1,129	1,156
GNMA, 7.50%, 11/15/27	181	184
GNMA, 7.00%, 2/15/28	302	303
GNMA, 7.50%, 2/15/28	258	260
GNMA, 6.50%, 3/15/28	1,106	1,227
GNMA, 7.00%, 4/15/28	177	178
GNMA, 6.50%, 5/15/28	3,017	3,349
GNMA, 7.00%, 12/15/28	323	324
GNMA, 7.00%, 5/15/31	2,596	2,998
GNMA, 6.00%, 7/15/33	735,417	850,699
GNMA, 4.50%, 8/15/33	748,841	795,222
GNMA, 5.00%, 3/20/36	85,168	92,668
GNMA, 5.00%, 4/20/36	173,249	188,470
GNMA, 5.00%, 5/20/36	310,249	337,694
GNMA, 5.50%, 1/15/39	834,871	938,663
GNMA, 6.00%, 1/20/39	37,607	42,257
GNMA, 6.00%, 2/20/39	224,081	252,437
GNMA, 4.50%, 6/15/39	2,173,483	2,332,255
GNMA, 5.50%, 9/15/39	96,270	107,145
GNMA, 5.00%, 10/15/39	1,063,212	1,164,806
GNMA, 4.50%, 1/15/40	1,051,330	1,111,770
GNMA, 4.00%, 11/20/40	2,898,620	3,053,762
GNMA, 4.00%, 12/15/40	957,323	1,004,002
GNMA, 4.50%, 6/15/41	769,623	828,349
GNMA, 4.50%, 7/20/41	1,217,419	1,290,274
GNMA, 3.50%, 4/20/42	6,113,574	6,360,528
GNMA, 3.50%, 6/20/42	13,377,886	13,930,566
GNMA, 3.50%, 7/20/42	2,458,577	2,557,893
GNMA, 3.50%, 4/20/43	3,709,338	3,859,194
GNMA, 2.50%, 7/20/46	12,211,959	11,949,297
		716,187,417
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $819,745,592)		817,263,785
U.S. TREASURY SECURITIES — 24.0%
U.S. Treasury Bonds, 3.50%, 2/15/39	36,230,000	41,355,840
U.S. Treasury Bonds, 3.125%, 11/15/41	28,500,000	30,615,395
U.S. Treasury Bonds, 3.00%, 5/15/42	10,000,000	10,517,250
U.S. Treasury Bonds, 2.875%, 5/15/43	21,500,000	22,089,131
U.S. Treasury Bonds, 3.125%, 8/15/44(6)	24,410,000	26,213,658
U.S. Treasury Bonds, 3.00%, 11/15/44	13,200,000	13,852,750
U.S. Treasury Bonds, 2.50%, 2/15/45	55,500,000	52,862,906
U.S. Treasury Bonds, 3.00%, 5/15/45	6,400,000	6,715,447
U.S. Treasury Bonds, 3.00%, 11/15/45	3,400,000	3,567,563
U.S. Treasury Notes, 1.00%, 2/15/18	98,400,000	98,365,357
U.S. Treasury Notes, 1.00%, 3/15/18	74,050,000	73,999,465
U.S. Treasury Notes, 0.75%, 4/15/18	20,000,000	19,966,077
U.S. Treasury Notes, 2.625%, 4/30/18	8,355,000	8,387,862
U.S. Treasury Notes, 1.00%, 5/31/18	12,280,000	12,255,555

U.S. Treasury Notes, 1.375%, 6/30/18	13,210,000	13,202,390
U.S. Treasury Notes, 1.375%, 7/31/18	27,050,000	27,015,528
U.S. Treasury Notes, 1.50%, 11/30/19	7,000,000	6,949,124
U.S. Treasury Notes, 1.875%, 12/31/19(7)	16,000,000	15,994,493
U.S. Treasury Notes, 1.375%, 3/31/20	10,900,000	10,772,428
U.S. Treasury Notes, 1.50%, 5/15/20	25,000,000	24,760,744
U.S. Treasury Notes, 1.625%, 6/30/20	7,500,000	7,444,969
U.S. Treasury Notes, 1.375%, 9/30/20	16,100,000	15,855,416
U.S. Treasury Notes, 2.00%, 11/30/20	15,000,000	15,015,189
U.S. Treasury Notes, 2.125%, 1/31/21	8,000,000	8,028,942
U.S. Treasury Notes, 2.25%, 4/30/21	28,810,000	29,003,752
U.S. Treasury Notes, 2.00%, 10/31/21	41,050,000	40,877,437
U.S. Treasury Notes, 1.875%, 1/31/22	50,000,000	49,483,999
U.S. Treasury Notes, 1.875%, 4/30/22	23,000,000	22,726,273
U.S. Treasury Notes, 1.375%, 6/30/23	15,750,000	15,045,907
U.S. Treasury Notes, 1.25%, 7/31/23	4,000,000	3,790,694
U.S. Treasury Notes, 2.00%, 11/15/26	32,970,000	31,903,197
TOTAL U.S. TREASURY SECURITIES (Cost $757,921,727)		758,634,738
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 8.8%
Private Sponsor Collateralized Mortgage Obligations — 5.4%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.46%, 1/1/18(4)	1,918,885	1,937,529
Agate Bay Mortgage Loan Trust, Series 2014-3, Class A2, VRN, 3.50%, 1/1/18(1)(4)	2,110,350	2,116,533
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 1/1/18(1)(4)	3,241,198	3,286,471
Agate Bay Mortgage Loan Trust, Series 2016-2, Class A3, VRN, 3.50%, 1/1/18(1)(4)	2,678,467	2,730,193
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 1/1/18(1)(4)	8,251,292	8,416,441
Agate Bay Mortgage Trust, Series 2014-2, Class A14, VRN, 3.75%, 1/1/18(1)(4)	2,186,441	2,238,465
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.83%, 1/1/18(4)	1,964,283	1,960,755
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.54%, 1/1/18(4)	391,418	396,465
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.73%, 1/1/18(4)	1,234,691	1,207,077
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	160,059	165,364
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 3.37%, 1/1/18(4)	1,116,438	1,089,152
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.16%, 1/1/18(4)	3,665,578	3,635,996
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.54%, 1/1/18(4)	242,759	241,310
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 3.18%, 1/1/18, resets annually off the 1-year H15T1Y plus 2.15%	2,376,061	2,405,143
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	123,926	125,748
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	10,324	10,047
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR6, Class 2A1, VRN, 3.51%, 1/1/18(4)	607,495	612,395
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 1/1/18(1)(4)	4,683,101	4,753,048
CSMC Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 1/1/18(1)(4)	7,300,453	7,386,635
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.35%, 1/1/18(4)	2,126,075	2,126,218
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.35%, 1/1/18(4)	512,330	507,856
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 1/1/18(1)(4)	4,396,042	4,462,392
Flagstar Mortgage Trust, Series 2017-2, Class A5 SEQ, VRN, 3.50%, 1/1/18(1)(4)	7,141,989	7,237,230
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.24%, 1/1/18(4)	783,063	777,143
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.54%, 1/1/18(4)	1,568,582	1,581,109
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.66%, 1/1/18(4)	1,795,875	1,810,449
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.47%, 1/1/18(4)	2,069,145	2,117,854
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1, VRN, 3.24%, 1/1/18(4)	3,040,362	3,064,270
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.53%, 1/1/18(4)	2,039,676	2,061,242
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.53%, 1/1/18(4)	232,040	233,152
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.64%, 1/1/18(4)	342,856	335,310
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.67%, 1/1/18(4)	409,836	416,045

JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 1/1/18(1)(4)	865,162	862,052
JPMorgan Mortgage Trust, Series 2016-4, Class A3, VRN, 3.50%, 1/1/18(1)(4)	1,228,531	1,248,734
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.47%, 1/1/18(4)	1,680,070	1,728,336
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.27%, 1/25/18(4)	2,577,983	2,555,813
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.04%, 1/1/18(4)	1,431,117	1,465,760
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, VRN, 2.75%, 1/1/18(1)(4)	5,353,088	5,363,645
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 1/1/18(1)(4)	4,077,896	4,236,676
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.05%, 1/25/18, resets monthly off the 1-month LIBOR plus 1.50%(1)	7,133,647	7,338,686
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.90%, 1/1/18(4)	34,019	35,127
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 1/1/18(4)	91,967	92,668
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(1)	2,539,791	2,641,901
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 1/1/18(1)(4)	5,603,742	5,711,652
Sequoia Mortgage Trust, Series 2017-4, Class A4 SEQ, VRN, 3.50%, 1/1/18(1)(4)	5,287,686	5,384,224
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 1/1/18(1)(4)	4,576,271	4,654,994
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 1/1/18(1)(4)	8,713,233	8,878,497
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 1/1/18(1)(4)	5,629,355	5,743,688
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 1/1/18(1)(4)	9,854,080	10,065,676
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 1/1/18(1)(4)	2,964,264	2,908,090
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 3.45%, 1/1/18(4)	609,956	637,529
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.37%, 1/1/18(4)	866,988	872,065
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.29%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.74%	3,136,190	2,996,462
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	130,068	136,955
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.08%, 1/1/18(4)	3,482,672	3,433,998
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.56%, 1/1/18(4)	103,119	106,716
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 3.35%, 1/1/18(4)	639,312	651,501
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.51%, 1/1/18(4)	1,610,044	1,649,466
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.74%, 1/1/18(4)	1,634,429	1,668,452
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	252,222	249,503
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	628,116	630,676
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	1,942,394	1,999,992
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.47%, 1/1/18(4)	984,772	1,037,195
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.47%, 1/1/18(4)	1,497,714	1,541,212
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 3.45%, 1/1/18(4)	1,198,226	1,213,817
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR13, Class A1, VRN, 1.85%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.30%	1,723,426	1,645,685
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.48%, 1/1/18(4)	1,388,411	1,406,442
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.35%, 1/1/18(4)	1,065,816	1,073,534
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	531,684	532,376
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	946,515	939,709
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	304,541	303,506
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	236,255	238,257
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	272,669	279,585
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	203,858	213,710
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 3.81%, 1/1/18(4)	215,672	206,239
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	741,810	782,944
		168,808,782
U.S. Government Agency Collateralized Mortgage Obligations — 3.4%
FHLMC, Series 2016-DNA3, Class M2, VRN, 3.55%, 1/25/18, resets monthly off the 1-month LIBOR plus 2.00%	4,500,000	4,579,588
FHLMC, Series 2016-DNA4, Class M2, VRN, 2.85%, 1/25/18, resets monthly off the 1-month LIBOR plus 1.30%	3,210,000	3,258,705
FHLMC, Series 2016-HQA3, Class M2, VRN, 2.90%, 1/25/18, resets monthly off the 1-month LIBOR plus 1.35%	6,535,217	6,632,862
FHLMC, Series 2017-DNA2, Class M1, VRN, 2.75%, 1/25/18, resets monthly off the 1-month LIBOR plus 1.20%	9,529,554	9,681,532

FHLMC, Series 2017-HQA2, Class M1, VRN, 2.35%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.80%	7,635,517	7,661,544
FHLMC, Series 3397, Class GF, VRN, 1.98%, 1/15/18, resets monthly off the 1-month LIBOR plus 0.50%	1,882,539	1,894,609
FHLMC, Series KF29, Class A, VRN, 1.73%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.36%	17,003,531	17,050,741
FHLMC, Series KF31, Class A, VRN, 1.74%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.37%	17,700,000	17,760,810
FHLMC, Series KF32, Class A, VRN, 1.74%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.37%	16,122,684	16,178,157
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	69	72
FNMA, Series 2006-43, Class FM, VRN, 1.85%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.30%	221,606	221,376
FNMA, Series 2007-36, Class FB, VRN, 1.95%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.40%	196,549	197,196
FNMA, Series 2014-C02, Class 1M2, VRN, 4.15%, 1/25/18, resets monthly off the 1-month LIBOR plus 2.60%	2,936,000	3,118,586
FNMA, Series 2014-C02, Class 2M2, VRN, 4.15%, 1/25/18, resets monthly off the 1-month LIBOR plus 2.60%	3,454,143	3,621,346
FNMA, Series 2016-C04, Class 1M1, VRN, 3.00%, 1/25/18, resets monthly off the 1-month LIBOR plus 1.45%	3,578,602	3,613,987
FNMA, Series 2016-C05, Class 2M1, VRN, 2.90%, 1/25/18, resets monthly off the 1-month LIBOR plus 1.35%	3,004,441	3,023,133
FNMA, Series 2017-C01, Class 1M1, VRN, 2.85%, 1/25/18, resets monthly off the 1-month LIBOR plus 1.30%	5,052,283	5,104,916
FNMA, Series 2017-C03, Class 1M1, VRN, 2.50%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.95%	4,146,956	4,180,621
		107,779,781
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $275,708,135)		276,588,563
ASSET-BACKED SECURITIES(3) — 6.3%
Argent Securities, Inc., Series 2004-W8, Class M1, VRN, 2.38%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.83%	4,745,756	4,698,723
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(1)	4,094,000	4,094,149
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(1)	12,000,000	12,020,642
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	4,853,786	4,825,245
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, VRN, 2.15%, 1/22/18, resets monthly off the 1-month LIBOR plus 0.62%	11,150,000	11,291,696
Colony American Homes, Series 2014-2A, Class A, VRN, 2.43%, 1/17/18, resets monthly off the 1-month LIBOR plus 0.95%(1)	4,663,596	4,675,477
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.73%, 1/17/18, resets monthly off the 1-month LIBOR plus 1.25%(1)	11,643,805	11,723,592
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(1)	1,766,434	1,765,030
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(1)	2,903,670	2,902,384
Enterprise Fleet Financing LLC, Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(1)	5,822,006	5,823,210
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 SEQ, 1.97%, 1/20/23(1)	11,925,000	11,904,084
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 2.53%, 1/10/18, resets monthly off the 1-month LIBOR plus 1.10%(1)	4,234,166	4,248,376
Hertz Vehicle Financing II LP, Series 2016-1A, Class A SEQ, 2.32%, 3/25/20(1)	6,700,000	6,679,434
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(1)	6,450,000	6,441,637
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	610,166	606,049
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	2,271,646	2,237,193
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	4,321,465	4,293,291
Honda Auto Receivables Owner Trust, Series 2017-1, Class A2 SEQ, 1.42%, 7/22/19	5,121,850	5,115,171
Hyundai Auto Receivables Trust, Series 2017-A, Class A2A SEQ, 1.48%, 2/18/20	10,460,129	10,456,718
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 2.34%, 1/17/18, resets monthly off the 1-month LIBOR plus 0.85%(1)	11,949,855	12,013,434
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(1)	2,045,030	2,017,209
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	2,111,846	2,102,131
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	4,129,354	4,085,396
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(1)	9,372,619	9,294,609
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.86%, 1/17/18, resets monthly off the 1-month LIBOR plus 1.40%(1)	4,875,000	4,926,628
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	2,881,918	2,888,721
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, VRN, 2.28%, 1/22/18(1)(4)	1,329,971	1,329,815
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(1)	2,328,180	2,323,024
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	1,406,505	1,401,612
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	3,562,669	3,576,123

Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 1/1/18(1)(4)		3,303,701	3,361,358
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 1/1/18(1)(4)		4,365,221	4,366,756
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 1/1/18(1)(4)		13,133,038	13,118,726
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)		6,503,105	6,447,299
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(1)		9,957,044	9,823,755
TOTAL ASSET-BACKED SECURITIES (Cost $199,046,992)			198,878,697
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 4.9%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 2.05%, 1/15/18, resets monthly off the 1-month LIBOR plus 0.80%(1)		5,000,000	5,000,488
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)		5,750,000	5,832,298
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)		7,000,000	7,106,300
COMM Mortgage Trust, Series 2017-PANW, Class A, 3.24%, 10/10/29(1)		7,500,000	7,579,944
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 1/1/18(4)		5,000,000	5,334,606
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 1/1/18(4)		5,500,000	5,823,814
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 1/1/18(4)		7,625,000	7,974,214
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 1/1/18(4)		9,000,000	9,168,822
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 1/1/18(4)		5,000,000	5,352,873
Commercial Mortgage Trust, Series 2015-LC21, Class AM, VRN, 4.04%, 1/1/18(4)		5,000,000	5,232,361
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(1)		4,000,000	4,064,131
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(1)		7,525,000	7,651,486
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.18%, 1/15/18, resets monthly off the 1-month LIBOR plus 0.70%(1)		11,700,000	11,721,147
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 1/1/18(4)		7,500,000	7,663,187
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 1/10/18(1)(4)		5,000,000	5,084,347
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 1/1/18(4)		6,250,000	6,420,587
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 3/15/50		8,390,000	8,613,984
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46		2,500,000	2,673,799
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 2.38%, 1/15/18, resets monthly off the 1-month LIBOR plus 0.90%(1)		6,800,000	6,804,560
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49		5,300,000	5,202,561
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49		6,300,000	6,173,705
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52		6,400,000	6,473,357
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 1/1/18(1)(4)		6,000,000	6,042,495
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3, 3.20%, 6/15/50		6,200,000	6,240,368
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $154,385,866)			155,235,434
SOVEREIGN GOVERNMENTS AND AGENCIES — 2.0%
Chile†
Chile Government International Bond, 3.25%, 9/14/21		920,000	947,830
Chile Government International Bond, 3.625%, 10/30/42		500,000	504,125
			1,451,955
Colombia — 0.2%
Colombia Government International Bond, 4.375%, 7/12/21		2,770,000	2,927,890
Colombia Government International Bond, 7.375%, 9/18/37		900,000	1,220,400
Colombia Government International Bond, 6.125%, 1/18/41		820,000	992,200
			5,140,490
Italy — 0.1%
Republic of Italy Government International Bond, 6.875%, 9/27/23		1,300,000	1,538,030
Mexico — 1.2%
Mexican Bonos, 10.00%, 11/20/36	MXN	501,200,000	31,134,175
Mexico Government International Bond, 4.15%, 3/28/27		$7,953,000	8,257,202

Mexico Government International Bond, MTN, 4.75%, 3/8/44	90,000	91,215
		39,482,592
Panama — 0.1%
Panama Government International Bond, 7.125%, 1/29/26	1,400,000	1,802,500
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37	730,000	990,975
Peruvian Government International Bond, 5.625%, 11/18/50	1,240,000	1,594,020
		2,584,995
Philippines — 0.2%
Philippine Government International Bond, 4.00%, 1/15/21	1,590,000	1,671,602
Philippine Government International Bond, 5.50%, 3/30/26	3,000,000	3,552,720
Philippine Government International Bond, 6.375%, 10/23/34	730,000	978,142
		6,202,464
Poland — 0.1%
Republic of Poland Government International Bond, 3.00%, 3/17/23	1,050,000	1,069,291
Republic of Poland Government International Bond, 5.125%, 4/21/21	450,000	487,638
		1,556,929
South Africa†
Republic of South Africa Government International Bond, 4.67%, 1/17/24	760,000	778,973
Uruguay†
Uruguay Government International Bond, 4.375%, 10/27/27	820,000	880,782
Uruguay Government International Bond, 4.125%, 11/20/45	340,000	342,550
		1,223,332
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $63,148,215)		61,762,260
U.S. GOVERNMENT AGENCY SECURITIES — 1.5%
FNMA, 6.625%, 11/15/30 (Cost $45,840,951)	33,960,000	47,809,126
MUNICIPAL SECURITIES — 1.3%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	1,480,000	2,140,420
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	1,000,000	1,383,710
Houston GO, 3.96%, 3/1/47	1,070,000	1,103,127
Los Angeles Community College District GO, 6.75%, 8/1/49	1,330,000	2,070,876
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	1,075,000	1,427,707
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	1,665,000	2,361,320
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	470,000	673,341
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	555,000	674,192
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	975,000	1,508,715
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	730,000	1,093,328
New York City GO, 6.27%, 12/1/37	335,000	453,406
New York City Water & Sewer System Rev., 5.95%, 6/15/42	925,000	1,296,193
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	595,000	686,797
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	420,000	565,492
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	400,000	495,988
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	1,000,000	1,159,380
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	1,175,000	1,446,507
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	375,000	484,373
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	2,105,000	2,540,777
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	280,000	377,975
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	750,000	837,458
San Diego County Water Authority Financing Corp. Rev., 6.14%, 5/1/49	460,000	651,682
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	1,100,000	1,415,381
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	1,015,000	1,520,500
San Jose Redevelopment Agency Successor Agency Tax Allocation, 3.375%, 8/1/34	1,085,000	1,071,329

Santa Clara Valley Transportation Authority Sales Tax Rev., (Build America Bonds), 5.88%, 4/1/32	920,000	1,116,632
State of California GO, 7.55%, 4/1/39	950,000	1,498,748
State of California GO, 7.30%, 10/1/39	2,210,000	3,304,878
State of California GO, (Building Bonds), 7.60%, 11/1/40	745,000	1,192,887
State of Illinois GO, 5.10%, 6/1/33	1,618,000	1,618,146
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	925,000	1,054,398
State of Oregon Department of Transportation Rev., (Building Bonds), 5.83%, 11/15/34	200,000	258,152
University of California Rev., 4.60%, 5/15/31	1,975,000	2,198,827
TOTAL MUNICIPAL SECURITIES (Cost $36,418,538)		41,682,642
TEMPORARY CASH INVESTMENTS(8) — 3.1%
Credit Agricole Corporate and Investment Bank 1.35%, 1/2/18(9)	60,529,000	60,519,402
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 8/31/18 - 11/15/46, valued at $14,691,564), in a joint trading account at 1.10%, dated 12/29/17, due 1/2/18 (Delivery value $14,376,490)		14,374,733
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 8.75%, 5/15/20, valued at $24,004,207), at 0.54%, dated 12/29/17, due 1/2/18 (Delivery value $23,532,412)		23,531,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	30,016	30,016
TOTAL TEMPORARY CASH INVESTMENTS (Cost $98,462,513)		98,455,151
TOTAL INVESTMENT SECURITIES — 114.2% (Cost $3,582,279,478)		3,612,022,231
OTHER ASSETS AND LIABILITIES(10) — (14.2)%		(448,345,237)
TOTAL NET ASSETS — 100.0%		$3,163,676,994

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	30,350,844	USD	1,567,076	JPMorgan Chase Bank N.A.	3/21/18	$(44,662)
USD	33,748,663	MXN	650,691,096	JPMorgan Chase Bank N.A.	3/21/18	1,109,663
						$1,065,001

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	105	March 2018	USD	21,000,000	$22,481,484	$(46,072)
U.S. Treasury 5-Year Notes	1,917	March 2018	USD	191,700,000	222,686,509	(877,768)
U.S. Treasury 10-Year Notes	50	March 2018	USD	5,000,000	6,202,344	(36,831)
U.S. Treasury 10-Year Ultra Notes	942	March 2018	USD	94,200,000	125,815,875	(293,372)
U.S. Treasury Long Bonds	66	March 2018	USD	6,600,000	10,098,000	41,875
					$387,284,212	$(1,212,168)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	1,108	March 2018	EUR	110,800,000	$174,966,680	$1,009,833
Euro-Bund 10-Year Bonds	447	March 2018	EUR	44,700,000	86,714,261	624,601
U.K. Gilt 10-Year Bonds	532	March 2018	GBP	53,200,000	89,899,954	(670,978)
					$351,580,895	$963,456

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Goldman Sachs & Co.	BZDIOVRA	Receive	7.51%	1/2/19	BRL	858,344,335	$(1,554,933)
Goldman Sachs & Co.	BZDIOVRA	Receive	8.03%	1/2/19	BRL	785,011,000	(2,825,734)
Goldman Sachs & Co.	BZDIOVRA	Pay	9.48%	1/2/23	BRL	187,109,863	(640,236)
Goldman Sachs & Co.	BZDIOVRA	Pay	9.82%	1/2/23	BRL	203,705,000	488,869
							$(4,532,034)
*Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.40%	11/15/26	$7,000,000	$576	$(35,877)	$(35,301)
CPURNSA	Receive	2.28%	11/16/26	$7,000,000	576	(59,154)	(58,578)
CPURNSA	Receive	2.17%	05/10/27	$4,950,000	553	7,488	8,041
CPURNSA	Receive	2.12%	05/24/27	$5,000,000	554	37,929	38,483
					$2,259	$(49,614)	$(47,355)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.26%	11/15/26	$5,000,000	$(33,847)
Bank of America N.A.	CPURNSA	Receive	2.29%	11/16/26	$5,000,000	(46,987)
Bank of America N.A.	CPURNSA	Receive	2.28%	11/21/26	$5,000,000	(41,874)
Barclays Bank plc	CPURNSA	Receive	2.25%	11/15/26	$7,000,000	(38,847)
Barclays Bank plc	CPURNSA	Receive	2.28%	11/16/26	$7,000,000	(61,501)
Barclays Bank plc	CPURNSA	Receive	2.26%	11/21/26	$7,000,000	(49,722)
Goldman Sachs & Co.	CPURNSA	Receive	2.25%	11/15/26	$9,000,000	(47,204)
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/16/26	$9,000,000	(79,990)
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/21/26	$17,500,000	(155,468)
						$(555,440)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $454,121,573, which represented 14.4% of total net assets.

(2)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(5)	Forward commitment. Settlement date is indicated.

(6)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $14,909,035.

(7)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(8)	Category includes collateral received at the custodian bank for requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $295,000.

(9)	The rate indicated is the yield to maturity at purchase.

(10)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	1,155,711,835	—
U.S. Government Agency Mortgage-Backed Securities	—	817,263,785	—
U.S. Treasury Securities	—	758,634,738	—
Collateralized Mortgage Obligations	—	276,588,563	—
Asset-Backed Securities	—	198,878,697	—
Commercial Mortgage-Backed Securities	—	155,235,434	—
Sovereign Governments and Agencies	—	61,762,260	—
U.S. Government Agency Securities	—	47,809,126	—
Municipal Securities	—	41,682,642	—
Temporary Cash Investments	30,016	98,425,135	—
	30,016	3,611,992,215	—
Other Financial Instruments
Futures Contracts	41,875	1,634,434	—
Swap Agreements	—	535,393	—
Forward Foreign Currency Exchange Contracts	—	1,109,663	—
	41,875	3,279,490	—

Liabilities
Other Financial Instruments
Futures Contracts	1,254,043	670,978	—
Swap Agreements	—	5,670,222	—
Forward Foreign Currency Exchange Contracts	—	44,662	—
	1,254,043	6,385,862	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT High Income Fund
December 31, 2017

NT High Income - Schedule of Investments
DECEMBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 93.1%
Aerospace and Defense — 1.1%
Bombardier, Inc., 5.75%, 3/15/22(1)	1,085,000	1,071,437
Bombardier, Inc., 6.00%, 10/15/22(1)	805,000	796,950
Bombardier, Inc., 7.50%, 3/15/25(1)	1,245,000	1,260,562
KLX, Inc., 5.875%, 12/1/22(1)	610,000	641,080
Pioneer Holdings LLC / Pioneer Finance Corp., 9.00%, 11/1/22(1)	575,000	595,844
TransDigm, Inc., 5.50%, 10/15/20	300,000	304,125
TransDigm, Inc., 6.00%, 7/15/22	1,590,000	1,629,750
TransDigm, Inc., 6.375%, 6/15/26	1,355,000	1,377,019
Triumph Group, Inc., 4.875%, 4/1/21	500,000	493,750
Triumph Group, Inc., 7.75%, 8/15/25(1)	525,000	558,469
		8,728,986
Air Freight and Logistics — 0.2%
XPO Logistics, Inc., 6.50%, 6/15/22(1)	1,170,000	1,225,575
XPO Logistics, Inc., 6.125%, 9/1/23(1)	600,000	636,750
		1,862,325
Airlines — 0.5%
Allegiant Travel Co., 5.50%, 7/15/19	1,075,000	1,104,562
American Airlines Group, Inc., 4.625%, 3/1/20(1)	975,000	990,844
United Continental Holdings, Inc., 4.25%, 10/1/22	225,000	225,844
United Continental Holdings, Inc., 5.00%, 2/1/24	1,445,000	1,481,125
		3,802,375
Auto Components — 0.7%
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	360,000	369,675
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	960,000	997,200
Dana, Inc., 6.00%, 9/15/23	1,259,000	1,318,802
Delphi Technologies plc, 5.00%, 10/1/25(1)	525,000	532,875
Tenneco, Inc., 5.00%, 7/15/26	1,225,000	1,258,688
Titan International, Inc., 6.50%, 11/30/23(1)	1,175,000	1,198,500
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	373,000	393,049
		6,068,789
Automobiles — 0.4%
Ally Financial, Inc., 8.00%, 12/31/18	200,000	210,000
Ally Financial, Inc., 3.75%, 11/18/19	1,225,000	1,243,497
Ally Financial, Inc., 4.125%, 3/30/20	975,000	996,938
General Motors Financial Co., Inc., VRN, 5.75%, 9/30/27(2)	225,000	232,274
Mclaren Finance plc, 5.75%, 8/1/22(1)	400,000	408,500
Tesla, Inc., 5.30%, 8/15/25(1)	150,000	143,813
		3,235,022
Banks — 0.5%
Bank of Nova Scotia (The), VRN, 4.65%, 10/12/22(2)	325,000	323,269
Barclays Bank plc, 7.625%, 11/21/22	830,000	941,531
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(1)(2)	1,985,000	2,327,413
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	340,000	373,019
		3,965,232
Biotechnology — 0.2%
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23(1)	1,360,000	1,331,100
Concordia International Corp., 9.50%, 10/21/22(1)(3)(4)	590,000	56,050

Concordia International Corp., 7.00%, 4/15/23(1)(3)(4)	890,000	84,550
		1,471,700
Capital Markets — 0.2%
Charles Schwab Corp. (The), VRN, 5.00%, 12/1/27(2)	825,000	829,166
NFP Corp., 6.875%, 7/15/25(1)	925,000	934,250
		1,763,416
Chemicals — 2.1%
Blue Cube Spinco, Inc., 9.75%, 10/15/23	835,000	989,475
CF Industries, Inc., 5.375%, 3/15/44	1,825,000	1,809,031
Chemours Co. (The), 6.625%, 5/15/23	900,000	956,250
Consolidated Energy Finance SA, 6.75%, 10/15/19(1)	1,700,000	1,731,875
CVR Partners LP / CVR Nitrogen Finance Corp., 9.25%, 6/15/23(1)	150,000	162,000
Hexion, Inc., 6.625%, 4/15/20	1,045,000	943,113
Hexion, Inc., 10.00%, 4/15/20	400,000	382,000
Hexion, Inc., 10.375%, 2/1/22(1)	1,700,000	1,590,562
Hexion, Inc., 13.75%, 2/1/22(1)	1,350,000	1,113,750
INEOS Group Holdings SA, 5.625%, 8/1/24(1)	1,625,000	1,698,125
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	1,700,000	1,700,000
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	505,000	522,675
Platform Specialty Products Corp., 5.875%, 12/1/25(1)	575,000	571,406
PQ Corp., 5.75%, 12/15/25(1)	325,000	331,500
SPCM SA, 4.875%, 9/15/25(1)	300,000	303,375
TPC Group, Inc., 8.75%, 12/15/20(1)	1,275,000	1,281,375
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	750,000	778,125
Tronox Finance plc, 5.75%, 10/1/25(1)	375,000	386,250
Venator Finance S.a.r.l. / Venator Materials LLC, 5.75%, 7/15/25(1)	275,000	291,500
		17,542,387
Commercial Services and Supplies — 1.8%
ADT Corp. (The), 5.25%, 3/15/20	775,000	812,781
APTIM Corp., 7.75%, 6/15/25(1)	1,350,000	1,296,000
Brand Industrial Services, Inc., 8.50%, 7/15/25(1)	1,050,000	1,105,125
Brink's Co. (The), 4.625%, 10/15/27(1)	250,000	245,625
Covanta Holding Corp., 5.875%, 3/1/24	2,265,000	2,304,637
Envision Healthcare Corp., 5.125%, 7/1/22(1)	1,630,000	1,589,250
GW Honos Security Corp., 8.75%, 5/15/25(1)	775,000	835,063
Iron Mountain, Inc., 5.75%, 8/15/24	2,055,000	2,090,962
Iron Mountain, Inc., 5.25%, 3/15/28(1)	500,000	500,000
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	300,000	308,250
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(1)	2,370,000	2,636,625
TMS International Corp., 7.25%, 8/15/25(1)	375,000	392,813
Weight Watchers International, Inc., 8.625%, 12/1/25(1)	300,000	314,250
Wrangler Buyer Corp., 6.00%, 10/1/25(1)	250,000	258,750
		14,690,131
Communications Equipment — 0.8%
CommScope Technologies LLC, 5.00%, 3/15/27(1)	745,000	746,862
CommScope, Inc., 5.00%, 6/15/21(1)	475,000	485,688
IHS Netherlands Holdco BV, 9.50%, 10/27/21(1)	795,000	858,095
Nokia Oyj, 3.375%, 6/12/22	225,000	224,168
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	1,745,000	1,826,230
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)	2,275,000	2,326,187
		6,467,230

Construction and Engineering — 0.1%
SBA Communications Corp., 4.875%, 7/15/22	1,085,000	1,117,550
Construction Materials — 1.4%
Airxcel, Inc., 8.50%, 2/15/22(1)	300,000	318,750
BMC East LLC, 5.50%, 10/1/24(1)	840,000	871,500
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	1,365,000	1,425,674
James Hardie International Finance DAC, 4.75%, 1/15/25(1)	400,000	405,000
James Hardie International Finance DAC, 5.00%, 1/15/28(1)	400,000	405,000
Ply Gem Industries, Inc., 6.50%, 2/1/22	1,915,000	1,986,812
Standard Industries, Inc., 6.00%, 10/15/25(1)	975,000	1,045,688
Standard Industries, Inc., 4.75%, 1/15/28(1)	375,000	377,741
Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 6/1/25(1)	275,000	281,188
TerraForm Power Operating LLC, 4.25%, 1/31/23(1)	700,000	695,625
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	525,000	520,406
US Concrete, Inc., 6.375%, 6/1/24	1,950,000	2,101,125
USG Corp., 5.50%, 3/1/25(1)	735,000	783,694
		11,218,203
Consumer Discretionary — 0.7%
CRC Escrow Issuer LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	3,250,000	3,291,600
Netflix, Inc., 4.875%, 4/15/28(1)	2,650,000	2,600,312
		5,891,912
Consumer Finance — 3.1%
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25(1)	700,000	675,500
CIT Group, Inc., 3.875%, 2/19/19	1,670,000	1,690,875
CIT Group, Inc., 5.00%, 8/15/22	1,363,000	1,448,187
CIT Group, Inc., 5.00%, 8/1/23	900,000	960,750
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	575,000	599,438
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	500,000	535,625
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	660,000	709,500
goeasy Ltd., 7.875%, 11/1/22(1)	175,000	183,094
Harland Clarke Holdings Corp., 9.25%, 3/1/21(1)	2,485,000	2,528,487
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.875%, 8/1/21(1)	925,000	956,219
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 3/15/22(1)	1,367,000	1,413,136
Navient Corp., 5.00%, 10/26/20	990,000	1,006,087
Navient Corp., 5.875%, 3/25/21	50,000	51,813
Navient Corp., 6.50%, 6/15/22	100,000	105,025
Navient Corp., 5.50%, 1/25/23	2,345,000	2,347,931
Navient Corp., 7.25%, 9/25/23	1,250,000	1,337,500
Navient Corp., 5.875%, 10/25/24	375,000	374,063
Navient Corp., 6.75%, 6/25/25	2,625,000	2,703,750
Navient Corp., MTN, 8.45%, 6/15/18	50,000	51,400
Navient Corp., MTN, 5.50%, 1/15/19	1,000,000	1,020,000
Navient Corp., MTN, 4.875%, 6/17/19	300,000	305,820
Navient Corp., MTN, 6.125%, 3/25/24	360,000	366,300
OneMain Financial Holdings LLC, 6.75%, 12/15/19(1)	1,620,000	1,673,946
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(1)	1,640,000	1,635,900
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(1)	525,000	522,375
		25,202,721
Containers and Packaging — 2.3%
ARD Finance SA, (Toggle PIK), 7.125%, 9/15/23	2,720,000	2,849,200
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)	2,165,000	2,365,262
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	1,085,000	1,144,675
BWAY Holding Co., 5.50%, 4/15/24(1)	850,000	886,125

BWAY Holding Co., 7.25%, 4/15/25(1)	3,625,000	3,751,875
Flex Acquisition Co., Inc., 6.875%, 1/15/25(1)	225,000	233,432
Multi-Color Corp., 6.125%, 12/1/22(1)	200,000	209,750
OI European Group BV, 4.00%, 3/15/23(1)	150,000	150,578
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	625,000	674,609
Plastipak Holdings, Inc., 6.25%, 10/15/25(1)	375,000	387,188
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	1,051,482	1,068,568
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21	524,990	532,865
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	1,010,000	1,046,613
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(1)	2,165,000	2,322,774
Sealed Air Corp., 5.125%, 12/1/24(1)	1,410,000	1,515,750
		19,139,264
Diversified Consumer Services — 0.2%
Matthews International Corp., 5.25%, 12/1/25(1)	500,000	506,250
Service Corp., International / US, 5.375%, 1/15/22	720,000	738,450
Sotheby's, 4.875%, 12/15/25(1)	850,000	840,438
		2,085,138
Diversified Financial Services — 5.2%
Ally Financial, Inc., 4.75%, 9/10/18	865,000	877,975
Ally Financial, Inc., 3.50%, 1/27/19	1,410,000	1,420,575
Ally Financial, Inc., 4.125%, 2/13/22	1,445,000	1,480,836
Bank of America Corp., VRN, 6.25%, 9/5/24(2)	4,675,000	5,171,952
Barclays plc, VRN, 8.25%, 12/15/18(2)	2,350,000	2,468,381
Citigroup, Inc., VRN, 6.25%, 8/15/26(2)	2,175,000	2,401,744
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22(1)	1,100,000	1,097,250
Cornerstone Chemical Co., 6.75%, 8/15/24(1)	375,000	375,000
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 7/15/23(1)	1,575,000	1,539,563
Fly Leasing Ltd., 5.25%, 10/15/24	400,000	401,000
Goldman Sachs Group, Inc. (The), VRN, 5.375%, 5/10/20(2)	750,000	769,575
HUB International Ltd., 7.875%, 10/1/21(1)	1,540,000	1,605,450
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20	3,455,000	3,555,368
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	1,355,000	1,377,019
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 2/1/22	655,000	671,375
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.375%, 12/15/25(1)	1,225,000	1,228,185
Intelsat Connect Finance SA, 12.50%, 4/1/22(1)	1,625,000	1,430,000
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20(1)	1,710,000	1,765,575
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.25%, 8/15/24(1)	800,000	823,000
JPMorgan Chase & Co., VRN, 7.90%, 4/30/18(2)	1,375,000	1,393,906
JPMorgan Chase & Co., VRN, 6.125%, 4/30/24(2)	275,000	301,469
JPMorgan Chase & Co., VRN, 6.10%, 10/1/24(2)	2,600,000	2,860,130
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 8/1/18	375,000	375,872
Nationstar Mortgage LLC / Nationstar Capital Corp., 9.625%, 5/1/19	975,000	1,003,275
Nationstar Mortgage LLC / Nationstar Capital Corp., 7.875%, 10/1/20	375,000	383,203
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 7/1/21	1,000,000	1,016,875
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22(1)	650,000	672,750
Royal Bank of Scotland Group plc, VRN, 8.625%, 8/15/21(2)	400,000	451,500
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.75%, 6/1/25(1)	850,000	867,000
Trident Merger Sub, Inc., 6.625%, 11/1/25(1)	275,000	275,000
Vantiv LLC / Vanity Issuer Corp., 4.375%, 11/15/25(1)	800,000	812,144
VFH Parent LLC / Orchestra Co-Issuer, Inc., 6.75%, 6/15/22(1)	625,000	659,375
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 7/15/25(1)	1,050,000	1,089,375
		42,621,697

Diversified Telecommunication Services — 4.0%
CenturyLink, Inc., 5.625%, 4/1/20	2,470,000	2,497,787
CenturyLink, Inc., 6.75%, 12/1/23	350,000	344,313
CenturyLink, Inc., 7.50%, 4/1/24	750,000	750,000
Frontier Communications Corp., 8.125%, 10/1/18	425,000	424,426
Frontier Communications Corp., 10.50%, 9/15/22	4,675,000	3,547,156
Frontier Communications Corp., 6.875%, 1/15/25	1,170,000	763,425
Frontier Communications Corp., 11.00%, 9/15/25	275,000	203,500
Hughes Satellite Systems Corp., 6.50%, 6/15/19	650,000	681,687
Hughes Satellite Systems Corp., 5.25%, 8/1/26	1,245,000	1,274,569
Inmarsat Finance plc, 4.875%, 5/15/22(1)	455,000	456,138
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	3,160,000	2,986,200
Intelsat Jackson Holdings SA, 7.50%, 4/1/21	550,000	503,250
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)	2,500,000	2,412,500
Intelsat Luxembourg SA, 7.75%, 6/1/21	900,000	480,375
Intelsat Luxembourg SA, 8.125%, 6/1/23	75,000	39,281
Level 3 Financing, Inc., 5.375%, 8/15/22	1,675,000	1,700,627
Level 3 Financing, Inc., 5.375%, 5/1/25	475,000	475,594
SoftBank Group Corp., 4.50%, 4/15/20(1)	4,555,000	4,664,457
Sprint Capital Corp., 6.90%, 5/1/19	2,240,000	2,349,200
Sprint Capital Corp., 6.875%, 11/15/28	150,000	151,313
Sprint Capital Corp., 8.75%, 3/15/32	3,995,000	4,544,312
Windstream Services LLC / Windstream Finance Corp., 7.75%, 10/15/20	865,000	735,250
Windstream Services LLC / Windstream Finance Corp., 7.75%, 10/1/21	263,000	195,935
Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25(1)	413,000	399,578
		32,580,873
Electric Utilities — 0.2%
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	450,000	459,000
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	125,000	124,688
Terraform Global Operating LLC, 9.75%, 8/15/22(1)	1,125,000	1,250,156
		1,833,844
Electronic Equipment, Instruments and Components — 0.2%
Itron, Inc., 5.00%, 1/15/26(1)	175,000	176,094
Sanmina Corp., 4.375%, 6/1/19(1)	1,775,000	1,823,812
		1,999,906
Energy Equipment and Services — 2.1%
Calfrac Holdings LP, 7.50%, 12/1/20(1)	2,175,000	2,153,250
Diamond Offshore Drilling, Inc., 7.875%, 8/15/25	425,000	447,844
FTS International, Inc., 6.25%, 5/1/22	1,010,000	982,225
Jonah Energy LLC / Jonah Energy Finance Corp., 7.25%, 10/15/25(1)	675,000	680,906
Noble Holding International Ltd., 7.75%, 1/15/24	1,680,000	1,453,200
Parker Drilling Co., 7.50%, 8/1/20	250,000	228,750
Parker Drilling Co., 6.75%, 7/15/22	325,000	268,125
Precision Drilling Corp., 5.25%, 11/15/24	975,000	923,813
Precision Drilling Corp., 7.125%, 1/15/26(1)	550,000	562,375
SESI LLC, 7.125%, 12/15/21	1,050,000	1,077,562
SESI LLC, 7.75%, 9/15/24(1)	775,000	825,375
Transocean, Inc., 9.00%, 7/15/23(1)	2,530,000	2,745,050
Transocean, Inc., 7.50%, 1/15/26(1)	1,000,000	1,026,550
Transocean, Inc., 7.50%, 4/15/31	250,000	223,750
Weatherford International Ltd., 9.625%, 3/1/19	225,000	240,480
Weatherford International Ltd., 7.75%, 6/15/21	1,010,000	1,033,356
Weatherford International Ltd., 4.50%, 4/15/22	2,175,000	1,979,250

Weatherford International Ltd., 9.875%, 2/15/24	675,000	720,563
		17,572,424
Engineering and Construction — 0.1%
Weekley Homes LLC / Weekley Finance Corp., 6.625%, 8/15/25(1)	625,000	625,000
Entertainment†
Lions Gate Entertainment Corp., 5.875%, 11/1/24(1)	250,000	265,313
Equity Real Estate Investment Trusts (REITs) — 1.0%
CoreCivic, Inc., 4.125%, 4/1/20	450,000	459,000
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24(1)	175,000	182,000
CyrusOne LP / CyrusOne Finance Corp., 5.375%, 3/15/27(1)	175,000	184,187
Equinix, Inc., 5.375%, 4/1/23	2,085,000	2,166,315
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	1,225,000	1,310,750
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21	720,000	734,400
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(1)	1,990,000	1,820,850
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 8.25%, 10/15/23	550,000	532,125
VICI Properties 1 LLC / VICI FC, Inc., VRN, 4.85%, 1/15/18, resets quarterly off the 3-month LIBOR plus 3.50%	575,000	577,875
		7,967,502
Financial Services — 0.5%
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(1)	3,380,000	3,819,332
Food and Staples Retailing — 0.6%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 6/15/24	1,800,000	1,728,000
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 5.75%, 3/15/25	350,000	317,625
Horizon Pharma, Inc., 6.625%, 5/1/23	1,070,000	1,070,000
Ingles Markets, Inc., 5.75%, 6/15/23	200,000	203,500
Rite Aid Corp., 6.75%, 6/15/21	600,000	600,000
Rite Aid Corp., 6.125%, 4/1/23(1)	725,000	657,031
Rite Aid Corp., 7.70%, 2/15/27	250,000	213,750
		4,789,906
Food Products — 1.4%
B&G Foods, Inc., 5.25%, 4/1/25	1,290,000	1,315,348
JBS USA LUX SA / JBS USA Finance, Inc., 8.25%, 2/1/20(1)	685,000	688,768
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/21(1)	540,000	551,475
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(1)	730,000	709,013
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	1,065,000	1,030,387
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	2,855,000	2,947,787
Pilgrim's Pride Corp., 5.875%, 9/30/27(1)	275,000	283,938
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21	830,000	846,600
Post Holdings, Inc., 5.75%, 3/1/27(1)	3,200,000	3,264,000
		11,637,316
Gas Utilities — 3.5%
American Midstream Partners LP / American Midstream Finance Corp., 8.50%, 12/15/21(1)	575,000	593,688
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	1,145,000	1,189,964
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 9/15/24	750,000	776,250
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22(1)	600,000	627,000
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24	630,000	718,200
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	1,265,000	1,373,316
Cheniere Energy Partners LP, 5.25%, 10/1/25(1)	675,000	688,500
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	820,000	856,244
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	1,090,000	1,129,512
Energy Transfer Equity LP, 7.50%, 10/15/20	3,125,000	3,445,312
Energy Transfer Equity LP, 4.25%, 3/15/23	325,000	323,375
Energy Transfer Partners LP, VRN, 6.25%, 2/15/23(2)	1,050,000	1,021,781
Energy Transfer Partners LP, VRN, 6.625%, 2/15/28(2)	350,000	340,594

Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/25	325,000	331,500
Genesis Energy LP / Genesis Energy Finance Corp., 6.25%, 5/15/26	325,000	324,594
Holly Energy Partners LP / Holly Energy Finance Corp., 6.00%, 8/1/24(1)	125,000	130,938
MPLX LP, 4.875%, 12/1/24	640,000	690,690
NGPL PipeCo LLC, 4.375%, 8/15/22(1)	800,000	816,500
NGPL PipeCo LLC, 4.875%, 8/15/27(1)	50,000	52,063
NuStar Logistics LP, 4.75%, 2/1/22	395,000	399,938
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23(1)	550,000	569,250
Plains All American Pipeline LP, VRN, 6.125%, 11/15/22(2)	425,000	425,425
Rockies Express Pipeline LLC, 5.625%, 4/15/20(1)	2,115,000	2,226,037
SemGroup Corp., 7.25%, 3/15/26(1)	625,000	642,188
SemGroup Corp. / Rose Rock Finance Corp., 5.625%, 7/15/22	600,000	595,500
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.50%, 8/15/22	1,350,000	1,356,750
Summit Midstream Partners LP, VRN, 9.50%, 12/15/22(2)	1,025,000	1,040,375
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	1,215,000	1,205,887
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	1,205,000	1,238,137
Williams Cos., Inc. (The), 4.55%, 6/24/24	3,120,000	3,252,600
		28,382,108
Health Care Equipment and Supplies — 0.4%
Avantor, Inc., 6.00%, 10/1/24(1)	350,000	349,562
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(1)	615,000	578,100
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(1)	630,000	574,875
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)	355,000	303,525
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(1)	250,000	252,500
Universal Hospital Services, Inc., 7.625%, 8/15/20	1,075,000	1,080,375
		3,138,937
Health Care Providers and Services — 3.7%
Centene Corp., 5.625%, 2/15/21	1,445,000	1,488,350
Centene Corp., 6.125%, 2/15/24	1,445,000	1,531,700
CHS / Community Health Systems, Inc., 8.00%, 11/15/19	635,000	541,338
CHS / Community Health Systems, Inc., 7.125%, 7/15/20	115,000	86,538
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	250,000	145,000
DaVita, Inc., 5.75%, 8/15/22	1,625,000	1,672,734
DaVita, Inc., 5.125%, 7/15/24	1,375,000	1,391,328
Envision Healthcare Corp., 5.625%, 7/15/22	1,720,000	1,745,800
HCA, Inc., 3.75%, 3/15/19	850,000	859,563
HCA, Inc., 4.25%, 10/15/19	360,000	368,550
HCA, Inc., 6.50%, 2/15/20	1,975,000	2,098,437
HCA, Inc., 7.50%, 2/15/22	1,625,000	1,832,187
HCA, Inc., 5.875%, 3/15/22	360,000	386,100
HCA, Inc., 4.75%, 5/1/23	1,445,000	1,491,962
HCA, Inc., 5.375%, 2/1/25	155,000	160,813
HCA, Inc., 7.69%, 6/15/25	1,730,000	1,967,875
HCA, Inc., 5.875%, 2/15/26	475,000	503,500
HealthSouth Corp., 5.75%, 11/1/24	340,000	349,350
Kindred Healthcare, Inc., 8.00%, 1/15/20	1,280,000	1,393,216
Kindred Healthcare, Inc., 6.375%, 4/15/22	520,000	530,400
LifePoint Health, Inc., 5.50%, 12/1/21	720,000	737,100
Polaris Intermediate Corp., (Toggle PIK), 8.50%, 12/1/22(1)	1,175,000	1,222,000
Select Medical Corp., 6.375%, 6/1/21	925,000	952,750
Tenet Healthcare Corp., 5.50%, 3/1/19	578,000	589,560
Tenet Healthcare Corp., 6.00%, 10/1/20	1,515,000	1,607,491
Tenet Healthcare Corp., 8.125%, 4/1/22	2,315,000	2,364,194

Tenet Healthcare Corp., 6.75%, 6/15/23	1,155,000	1,124,681
Tenet Healthcare Corp., 4.625%, 7/15/24(1)	956,000	935,685
		30,078,202
Hotels, Restaurants and Leisure — 5.1%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(1)	3,900,000	3,948,750
Aramark Services, Inc., 5.125%, 1/15/24	930,000	978,360
Boyd Gaming Corp., 6.875%, 5/15/23	1,260,000	1,340,325
Boyd Gaming Corp., 6.375%, 4/1/26	825,000	891,000
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	75,000	79,313
Churchill Downs, Inc., 4.75%, 1/15/28(1)	750,000	748,838
Eldorado Resorts, Inc., 7.00%, 8/1/23	2,315,000	2,482,837
Eldorado Resorts, Inc., 6.00%, 4/1/25	625,000	656,250
FelCor Lodging LP, 5.625%, 3/1/23	560,000	578,200
Gateway Casinos & Entertainment Ltd., 8.25%, 3/1/24(1)	825,000	884,812
Golden Nugget, Inc., 6.75%, 10/15/24(1)	1,725,000	1,759,500
Golden Nugget, Inc., 8.75%, 10/1/25(1)	2,075,000	2,183,937
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	1,135,000	1,169,050
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	1,190,000	1,255,450
LTF Merger Sub, Inc., 8.50%, 6/15/23(1)	2,050,000	2,180,687
MGM Resorts International, 8.625%, 2/1/19	1,015,000	1,080,975
MGM Resorts International, 5.25%, 3/31/20	1,660,000	1,722,250
MGM Resorts International, 6.625%, 12/15/21	500,000	549,850
MGM Resorts International, 7.75%, 3/15/22	355,000	405,588
MGM Resorts International, 6.00%, 3/15/23	900,000	974,250
Mohegan Gaming & Entertainment, 7.875%, 10/15/24(1)	2,275,000	2,340,406
Nathan's Famous, Inc., 6.625%, 11/1/25(1)	400,000	417,000
Penn National Gaming, Inc., 5.625%, 1/15/27(1)	2,550,000	2,652,000
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	680,000	676,600
Scientific Games International, Inc., 6.25%, 9/1/20	1,410,000	1,432,912
Scientific Games International, Inc., 6.625%, 5/15/21	275,000	285,313
Scientific Games International, Inc., 7.00%, 1/1/22(1)	2,530,000	2,672,312
Scientific Games International, Inc., 10.00%, 12/1/22	1,715,000	1,888,644
Silversea Cruise Finance Ltd., 7.25%, 2/1/25(1)	550,000	595,375
Station Casinos LLC, 5.00%, 10/1/25(1)	325,000	327,438
Viking Cruises Ltd., 6.25%, 5/15/25(1)	600,000	621,000
Viking Cruises Ltd., 5.875%, 9/15/27(1)	150,000	153,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	100,000	101,500
Wynn Macau Ltd., 4.875%, 10/1/24(1)	800,000	806,000
Wynn Macau Ltd., 5.50%, 10/1/27(1)	800,000	811,000
		41,650,722
Household Durables — 2.5%
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.75%, 8/1/25(1)	475,000	476,781
Beazer Homes USA, Inc., 8.75%, 3/15/22	795,000	878,395
Beazer Homes USA, Inc., 7.25%, 2/1/23	38,000	39,710
Beazer Homes USA, Inc., 6.75%, 3/15/25	100,000	105,875
Brookfield Residential Properties, Inc., 6.375%, 5/15/25(1)	1,000,000	1,065,000
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(1)	1,235,000	1,296,750
CalAtlantic Group, Inc., 8.375%, 5/15/18	615,000	628,837
CalAtlantic Group, Inc., 5.375%, 10/1/22	360,000	387,450
CalAtlantic Group, Inc., 5.00%, 6/15/27	625,000	650,000
Century Communities, Inc., 6.875%, 5/15/22	610,000	643,550
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(1)	575,000	570,688
K Hovnanian Enterprises, Inc., 10.00%, 7/15/22(1)	100,000	110,500

KB Home, 4.75%, 5/15/19	360,000	368,100
KB Home, 8.00%, 3/15/20	360,000	396,000
KB Home, 7.00%, 12/15/21	290,000	323,350
Lennar Corp., 4.50%, 4/30/24	1,805,000	1,855,179
Mattamy Group Corp., 6.50%, 10/1/25(1)	450,000	478,125
Meritage Homes Corp., 7.00%, 4/1/22	540,000	610,200
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(1)	920,000	959,100
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(1)	2,625,000	2,759,531
Toll Brothers Finance Corp., 6.75%, 11/1/19	490,000	528,588
TRI Pointe Group, Inc., 5.25%, 6/1/27	625,000	641,844
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	2,490,000	2,670,525
William Lyon Homes, Inc., 5.875%, 1/31/25	1,480,000	1,515,150
Williams Scotsman International, Inc., 7.875%, 12/15/22(1)	900,000	929,250
		20,888,478
Household Products — 0.3%
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26	325,000	341,250
Spectrum Brands, Inc., 6.625%, 11/15/22	1,215,000	1,260,562
Spectrum Brands, Inc., 5.75%, 7/15/25	845,000	893,588
		2,495,400
Industrial — 0.1%
FXI Holdings, Inc., 7.875%, 11/1/24(1)	525,000	525,158
Jeld-Wen, Inc., 4.625%, 12/15/25(1)	375,000	378,750
		903,908
Industrial Conglomerates — 2.2%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23(1)	375,000	395,625
Avantor, Inc., 9.00%, 10/1/25(1)	1,150,000	1,135,625
Bombardier, Inc., 8.75%, 12/1/21(1)	2,315,000	2,558,075
Bombardier, Inc., 6.125%, 1/15/23(1)	475,000	467,875
Bombardier, Inc., 7.50%, 12/1/24(1)	1,250,000	1,271,875
DAE Funding LLC, 4.00%, 8/1/20(1)	725,000	734,062
DAE Funding LLC, 4.50%, 8/1/22(1)	1,275,000	1,255,875
DAE Funding LLC, 5.00%, 8/1/24(1)	1,500,000	1,485,000
Great Lakes Dredge & Dock Corp., 8.00%, 5/15/22	375,000	394,219
Griffon Corp., 5.25%, 3/1/22(1)	925,000	938,875
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.375%, 12/15/23(1)	125,000	134,525
H&E Equipment Services, Inc., 5.625%, 9/1/25(1)	1,075,000	1,126,062
JPW Industries Holding Corp., 9.00%, 10/1/24(1)	400,000	419,000
Park Aerospace Holdings Ltd., 3.625%, 3/15/21(1)	550,000	530,750
RBS Global, Inc. / Rexnord LLC, 4.875%, 12/15/25(1)	725,000	734,063
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22(1)	2,570,000	2,695,287
TTM Technologies, Inc., 5.625%, 10/1/25(1)	475,000	488,063
Weekley Homes LLC / Weekley Finance Corp., 6.00%, 2/1/23	900,000	900,000
		17,664,856
Insurance — 0.8%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	1,150,000	1,111,199
Aircastle Ltd., 4.625%, 12/15/18	300,000	305,625
Aircastle Ltd., 6.25%, 12/1/19	350,000	370,125
Ardonagh Midco 3 plc, 8.625%, 7/15/23(1)	1,600,000	1,664,000
AssuredPartners, Inc., 7.00%, 8/15/25(1)	700,000	698,250
Fly Leasing Ltd., 6.375%, 10/15/21	200,000	209,000
Genworth Holdings, Inc., 7.625%, 9/24/21	820,000	805,650
Genworth Holdings, Inc., VRN, 3.42%, 2/15/18, resets quarterly off the 3-month LIBOR plus 2.00%	450,000	209,250
Radian Group, Inc., 7.00%, 3/15/21	470,000	528,750

Radian Group, Inc., 4.50%, 10/1/24	625,000	641,875
		6,543,724
Internet Software and Services — 0.3%
IAC/InterActiveCorp, 4.75%, 12/15/22	345,000	339,825
Match Group, Inc., 5.00%, 12/15/27(1)	400,000	407,000
Netflix, Inc., 5.75%, 3/1/24	1,445,000	1,540,731
		2,287,556
IT Services — 1.0%
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	615,000	637,294
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	755,000	824,837
First Data Corp., 7.00%, 12/1/23(1)	4,920,000	5,215,200
Harland Clarke Holdings Corp., 8.375%, 8/15/22(1)	1,675,000	1,743,591
		8,420,922
Leisure Products — 0.2%
Constellation Merger Sub, Inc., 8.50%, 9/15/25(1)	1,025,000	1,004,500
Mattel, Inc., 6.75%, 12/31/25(1)	575,000	584,171
		1,588,671
Machinery — 1.0%
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24(1)	2,015,000	2,156,050
Cleaver-Brooks, Inc., 7.875%, 3/1/23(1)	350,000	359,625
CNH Industrial Capital LLC, 3.375%, 7/15/19	850,000	858,500
Navistar International Corp., 6.625%, 11/1/25(1)	1,950,000	2,039,466
SPX FLOW, Inc., 5.625%, 8/15/24(1)	150,000	158,625
Vertiv Intermediate Holding Corp., (Toggle PIK), 12.00%, 2/15/22(1)	2,450,000	2,642,937
		8,215,203
Marine — 0.3%
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	2,610,000	2,649,150
Media — 10.0%
Altice Financing SA, 6.625%, 2/15/23(1)	1,740,000	1,826,304
Altice Financing SA, 7.50%, 5/15/26(1)	1,445,000	1,542,537
Altice Finco SA, 7.625%, 2/15/25(1)	940,000	959,975
Altice Luxembourg SA, 7.75%, 5/15/22(1)	2,925,000	2,870,156
Altice US Finance I Corp., 5.375%, 7/15/23(1)	600,000	616,500
Altice US Finance I Corp., 5.50%, 5/15/26(1)	630,000	643,388
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	355,000	352,781
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	1,000,000	990,000
Cablevision SA, 6.50%, 6/15/21(1)	795,000	846,437
Cablevision Systems Corp., 5.875%, 9/15/22	2,095,000	2,068,812
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	500,000	513,438
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 2/15/23	575,000	589,375
CCO Holdings LLC / CCO Holdings Capital Corp., 4.00%, 3/1/23(1)	525,000	521,063
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(1)	925,000	945,812
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	850,000	877,897
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	2,340,000	2,436,525
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	1,315,000	1,298,562
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	2,075,000	2,028,312
Cequel Communications Holdings I LLC / Cequel Capital Corp., 6.375%, 9/15/20(1)	325,000	330,688
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(1)	1,775,000	1,783,875
Cinemark USA, Inc., 5.125%, 12/15/22	435,000	446,963
Clear Channel International BV, 8.75%, 12/15/20(1)	125,000	129,688
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	270,000	265,613
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	1,840,000	1,810,100
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	195,000	197,925

Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	1,225,000	1,251,031
CSC Holdings LLC, 7.625%, 7/15/18	865,000	886,625
CSC Holdings LLC, 8.625%, 2/15/19	300,000	317,250
CSC Holdings LLC, 10.125%, 1/15/23(1)	675,000	761,906
CSC Holdings LLC, 5.50%, 4/15/27(1)	400,000	409,000
Cumulus Media Holdings, Inc., 7.75%, 5/1/19(3)(4)	485,000	92,150
Digicel Ltd., 6.00%, 4/15/21(1)	1,300,000	1,284,387
DISH DBS Corp., 4.25%, 4/1/18	175,000	176,094
DISH DBS Corp., 7.875%, 9/1/19	500,000	536,250
DISH DBS Corp., 5.125%, 5/1/20	400,000	409,500
DISH DBS Corp., 6.75%, 6/1/21	1,480,000	1,559,550
DISH DBS Corp., 5.00%, 3/15/23	2,295,000	2,188,856
DISH DBS Corp., 5.875%, 11/15/24	175,000	170,844
DISH DBS Corp., 7.75%, 7/1/26	200,000	211,000
Embarq Corp., 8.00%, 6/1/36	1,550,000	1,515,125
Gray Television, Inc., 5.125%, 10/15/24(1)	2,075,000	2,075,000
Gray Television, Inc., 5.875%, 7/15/26(1)	450,000	462,375
GTH Finance BV, 7.25%, 4/26/23(1)	2,020,000	2,275,288
Lamar Media Corp., 5.875%, 2/1/22	1,045,000	1,069,819
Lamar Media Corp., 5.00%, 5/1/23	1,010,000	1,045,350
Level 3 Parent LLC, 5.75%, 12/1/22	500,000	503,275
Midcontinent Communications / Midcontinent Finance Corp., 6.875%, 8/15/23(1)	275,000	293,219
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(1)	1,640,000	1,697,400
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	740,000	747,400
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	920,000	948,750
Qualitytech LP / QTS Finance Corp., 4.75%, 11/15/25(1)	650,000	659,750
Qwest Corp., 6.75%, 12/1/21	450,000	485,670
Regal Entertainment Group, 5.75%, 3/15/22	850,000	878,688
RR Donnelley & Sons Co., 6.00%, 4/1/24	647,000	607,371
SFR Group SA, 6.00%, 5/15/22(1)	6,645,000	6,736,369
SFR Group SA, 7.375%, 5/1/26(1)	2,960,000	3,059,900
Sinclair Television Group, Inc., 5.375%, 4/1/21	720,000	734,400
Sirius XM Radio, Inc., 3.875%, 8/1/22(1)	1,025,000	1,032,687
Sirius XM Radio, Inc., 4.625%, 5/15/23(1)	1,085,000	1,110,769
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	200,000	201,500
TEGNA, Inc., 5.125%, 7/15/20	720,000	738,000
TEGNA, Inc., 5.50%, 9/15/24(1)	1,085,000	1,141,962
Telenet Finance Luxembourg Notes Sarl, 5.50%, 3/1/28(1)	800,000	796,874
Townsquare Media, Inc., 6.50%, 4/1/23(1)	1,250,000	1,226,562
Unitymedia GmbH, 6.125%, 1/15/25(1)	1,320,000	1,399,200
Univision Communications, Inc., 6.75%, 9/15/22(1)	315,000	327,994
Univision Communications, Inc., 5.125%, 5/15/23(1)	720,000	720,000
UPC Holding BV, 5.50%, 1/15/28(1)	600,000	585,000
UPCB Finance IV Ltd., 5.375%, 1/15/25(1)	810,000	819,639
Videotron Ltd., 5.00%, 7/15/22	650,000	686,563
Virgin Media Finance plc, 5.75%, 1/15/25(1)	1,660,000	1,699,425
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	1,330,000	1,348,287
Virgin Media Secured Finance plc, 5.50%, 8/15/26(1)	1,205,000	1,238,137
WMG Acquisition Corp., 5.625%, 4/15/22(1)	1,345,000	1,390,394
Ziggo Bond Finance BV, 5.875%, 1/15/25(1)	745,000	737,550
Ziggo Bond Finance BV, 6.00%, 1/15/27(1)	150,000	146,625
Ziggo Secured Finance BV, 5.50%, 1/15/27(1)	1,525,000	1,526,906
		81,816,392

Metals and Mining — 4.6%
AK Steel Corp., 7.625%, 10/1/21	975,000	1,016,438
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	1,060,000	1,160,700
Aleris International, Inc., 9.50%, 4/1/21(1)	615,000	651,900
Allegheny Technologies, Inc., 5.95%, 1/15/21	1,855,000	1,901,375
ArcelorMittal, 6.00%, 3/1/21	1,100,000	1,193,500
ArcelorMittal, 6.125%, 6/1/25	1,390,000	1,607,187
Arconic, Inc., 5.125%, 10/1/24	400,000	428,183
Arconic, Inc., 5.95%, 2/1/37	1,225,000	1,338,312
Big River Steel LLC / BRS Finance Corp., 7.25%, 9/1/25(1)	625,000	662,500
Cleveland-Cliffs, Inc., 5.75%, 3/1/25(1)	1,790,000	1,713,925
Constellium NV, 6.625%, 3/1/25(1)	2,415,000	2,550,844
Constellium NV, 5.875%, 2/15/26(1)	250,000	255,313
First Quantum Minerals Ltd., 7.25%, 4/1/23(1)	1,520,000	1,641,600
Freeport-McMoRan, Inc., 4.00%, 11/14/21	400,000	402,000
Freeport-McMoRan, Inc., 6.75%, 2/1/22	125,000	129,609
Freeport-McMoRan, Inc., 3.55%, 3/1/22	2,850,000	2,825,062
Freeport-McMoRan, Inc., 3.875%, 3/15/23	275,000	275,000
Freeport-McMoRan, Inc., 5.40%, 11/14/34	2,570,000	2,627,825
Freeport-McMoRan, Inc., 5.45%, 3/15/43	950,000	953,563
Kinross Gold Corp., 5.125%, 9/1/21	360,000	377,100
Kinross Gold Corp., 4.50%, 7/15/27(1)	525,000	529,594
Mountain Province Diamonds, Inc., 8.00%, 12/15/22(1)	350,000	347,375
New Gold, Inc., 6.25%, 11/15/22(1)	300,000	310,500
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/1/22(1)	400,000	414,000
Novelis Corp., 6.25%, 8/15/24(1)	685,000	719,250
Novelis Corp., 5.875%, 9/30/26(1)	2,025,000	2,070,562
Steel Dynamics, Inc., 5.25%, 4/15/23	1,030,000	1,066,050
Taseko Mines Ltd., 8.75%, 6/15/22(1)	1,200,000	1,231,500
Teck Resources Ltd., 4.75%, 1/15/22	1,510,000	1,583,688
Teck Resources Ltd., 8.50%, 6/1/24(1)	685,000	775,763
Teck Resources Ltd., 6.125%, 10/1/35	1,125,000	1,265,625
Teck Resources Ltd., 6.00%, 8/15/40	375,000	419,063
Teck Resources Ltd., 5.20%, 3/1/42	1,125,000	1,119,375
United States Steel Corp., 6.875%, 8/15/25	725,000	760,380
Vedanta Resources plc, 6.375%, 7/30/22(1)	1,010,000	1,056,763
		37,381,424
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
iStar, Inc., 5.00%, 7/1/19	705,000	708,966
iStar, Inc., 4.625%, 9/15/20	475,000	483,312
iStar, Inc., 5.25%, 9/15/22	125,000	126,094
Starwood Property Trust, Inc., 4.75%, 3/15/25(1)	400,000	398,000
		1,716,372
Multi-Utilities — 2.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	1,045,000	1,060,675
Calpine Corp., 5.375%, 1/15/23	3,715,000	3,631,412
Calpine Corp., 5.50%, 2/1/24	360,000	345,600
Calpine Corp., 5.75%, 1/15/25	575,000	548,406
Calpine Corp., 5.25%, 6/1/26(1)	800,000	787,008
Dynegy, Inc., 7.375%, 11/1/22	2,385,000	2,522,138
Dynegy, Inc., 8.00%, 1/15/25(1)	225,000	244,688
Dynegy, Inc., 8.125%, 1/30/26(1)	825,000	904,406
GenOn Energy, Inc., 9.50%, 10/15/18(3)(4)	525,000	420,000

GenOn Energy, Inc., 9.875%, 10/15/20(3)(4)	490,000	389,550
NRG Energy, Inc., 6.25%, 7/15/22	1,705,000	1,781,725
NRG Energy, Inc., 6.25%, 5/1/24	1,610,000	1,694,525
NRG Energy, Inc., 7.25%, 5/15/26	595,000	650,775
NRG Energy, Inc., 5.75%, 1/15/28(1)	1,575,000	1,594,688
Talen Energy Supply LLC, 10.50%, 1/15/26(1)	875,000	869,356
		17,444,952
Oil, Gas and Consumable Fuels — 10.7%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24	1,020,000	1,123,275
Antero Resources Corp., 5.125%, 12/1/22	1,695,000	1,737,375
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 10.00%, 4/1/22(1)	1,825,000	1,966,437
California Resources Corp., 8.00%, 12/15/22(1)	7,105,000	5,888,269
Callon Petroleum Co., 6.125%, 10/1/24	975,000	1,009,125
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	1,335,000	1,361,700
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	590,000	615,075
Cenovus Energy, Inc., 6.75%, 11/15/39	1,300,000	1,575,216
Centennial Resource Production LLC, 5.375%, 1/15/26(1)	525,000	536,156
Chesapeake Energy Corp., 6.625%, 8/15/20	900,000	940,500
Chesapeake Energy Corp., 6.875%, 11/15/20	1,125,000	1,175,625
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	636,000	688,470
Chesapeake Energy Corp., 8.00%, 1/15/25(1)	2,050,000	2,073,062
Chesapeake Energy Corp., 8.00%, 6/15/27(1)	1,050,000	1,010,625
Citgo Holding, Inc., 10.75%, 2/15/20(1)	2,690,000	2,898,475
CITGO Petroleum Corp., 6.25%, 8/15/22(1)	175,000	177,188
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 12.00%, 11/1/21	1,625,000	1,759,062
CNX Resources Corp., 5.875%, 4/15/22	965,000	990,331
Comstock Resources, Inc., (Toggle PIK), 10.00%, 3/15/20	1,260,000	1,305,675
CONSOL Energy, Inc., 11.00%, 11/15/25(1)	725,000	763,063
Continental Resources, Inc., 4.375%, 1/15/28(1)	1,825,000	1,803,921
Continental Resources, Inc., 4.90%, 6/1/44	425,000	408,000
Covey Park Energy LLC / Covey Park Finance Corp., 7.50%, 5/15/25(1)	450,000	470,115
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)	625,000	629,688
Denbury Resources, Inc., 9.00%, 5/15/21(1)	1,070,000	1,098,087
Denbury Resources, Inc., 6.375%, 8/15/21	600,000	456,000
Denbury Resources, Inc., 5.50%, 5/1/22	925,000	637,094
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	6,400,000	5,440,000
EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 6/15/23	275,000	149,875
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	180,000	132,300
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	275,000	294,938
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21	720,000	677,700
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	745,000	692,850
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23	480,000	442,800
Gulfport Energy Corp., 6.00%, 10/15/24	520,000	522,600
Gulfport Energy Corp., 6.375%, 5/15/25	995,000	1,003,706
Gulfport Energy Corp., 6.375%, 1/15/26(1)	400,000	404,000
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/26(1)	1,500,000	1,556,250
Jones Energy Holdings LLC / Jones Energy Finance Corp., 6.75%, 4/1/22	875,000	660,625
Laredo Petroleum, Inc., 5.625%, 1/15/22	625,000	634,375
MEG Energy Corp., 6.375%, 1/30/23(1)	550,000	470,250
MEG Energy Corp., 7.00%, 3/31/24(1)	740,000	628,075
MEG Energy Corp., 6.50%, 1/15/25(1)	1,320,000	1,308,450
Murphy Oil Corp., 4.45%, 12/1/22	1,190,000	1,197,437
Murphy Oil Corp., 6.875%, 8/15/24	525,000	561,750

Murphy Oil Corp., 5.75%, 8/15/25	260,000	266,500
Murray Energy Corp., 11.25%, 4/15/21(1)	4,775,000	2,459,125
Oasis Petroleum, Inc., 6.50%, 11/1/21	675,000	691,031
Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/27(1)	500,000	512,500
Peabody Energy Corp., 6.00%, 3/31/22(1)	2,125,000	2,212,656
Petrobras Global Finance BV, 4.875%, 3/17/20	1,085,000	1,115,109
Petrobras Global Finance BV, 8.375%, 5/23/21	720,000	822,510
QEP Resources, Inc., 5.625%, 3/1/26	500,000	508,750
Range Resources Corp., 5.75%, 6/1/21	720,000	750,600
Range Resources Corp., 5.00%, 8/15/22	885,000	885,000
Range Resources Corp., 5.00%, 3/15/23	775,000	775,000
Resolute Energy Corp., 8.50%, 5/1/20	875,000	894,687
RSP Permian, Inc., 6.625%, 10/1/22	200,000	210,250
Sanchez Energy Corp., 7.75%, 6/15/21	3,180,000	3,005,100
Sanchez Energy Corp., 6.125%, 1/15/23	650,000	554,125
Seven Generations Energy Ltd., 5.375%, 9/30/25(1)	900,000	911,250
SM Energy Co., 6.50%, 11/15/21	475,000	483,313
SM Energy Co., 6.125%, 11/15/22	775,000	793,406
SM Energy Co., 6.50%, 1/1/23	735,000	753,375
SM Energy Co., 5.625%, 6/1/25	675,000	658,125
SM Energy Co., 6.75%, 9/15/26	1,050,000	1,086,750
Southwestern Energy Co., 4.10%, 3/15/22	375,000	370,313
Southwestern Energy Co., 6.70%, 1/23/25	970,000	1,012,437
Southwestern Energy Co., 7.50%, 4/1/26	150,000	159,563
SRC Energy, Inc., 6.25%, 12/1/25(1)	675,000	693,563
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	1,005,000	999,975
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	1,425,000	1,414,312
Sunoco LP / Sunoco Finance Corp., 5.50%, 8/1/20	1,365,000	1,405,097
Sunoco LP / Sunoco Finance Corp., 6.375%, 4/1/23	1,215,000	1,283,344
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 4/15/23(1)	825,000	802,312
Warrior Met Coal, Inc., 8.00%, 11/1/24(1)	900,000	931,500
Whiting Petroleum Corp., 5.00%, 3/15/19	1,225,000	1,257,769
Whiting Petroleum Corp., 5.75%, 3/15/21	2,170,000	2,232,387
Whiting Petroleum Corp., 6.625%, 1/15/26(1)	350,000	357,438
WildHorse Resource Development Corp., 6.875%, 2/1/25	275,000	281,875
WPX Energy, Inc., 7.50%, 8/1/20	225,000	244,688
WPX Energy, Inc., 6.00%, 1/15/22	1,160,000	1,218,000
WPX Energy, Inc., 8.25%, 8/1/23	460,000	524,400
		87,413,725
Personal Products†
First Quality Finance Co., Inc., 5.00%, 7/1/25(1)	225,000	230,063
Pharmaceuticals — 2.7%
Eagle Holding Co. II LLC, (Toggle PIK), 7.625%, 5/15/22(1)	1,675,000	1,708,500
Endo DAC / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(1)	1,400,000	1,106,000
Endo DAC / Endo Finance LLC / Endo Finco, Inc., 6.00%, 2/1/25(1)	790,000	616,200
Endo Finance LLC, 5.75%, 1/15/22(1)	700,000	586,250
Endo Finance LLC / Endo Finco, Inc., 7.25%, 1/15/22(1)	1,075,000	935,250
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(1)	895,000	702,575
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	2,425,000	2,476,531
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(1)	2,215,000	2,239,919
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(1)	1,265,000	1,283,975
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	1,275,000	1,184,156
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	5,110,000	4,694,812

Valeant Pharmaceuticals International, Inc., 9.00%, 12/15/25(1)	3,225,000	3,369,158
West Street Merger Sub, Inc., 6.375%, 9/1/25(1)	900,000	906,750
		21,810,076
Professional Services — 0.1%
Michael Baker International LLC, 8.75%, 3/1/23(1)	1,000,000	970,000
Real Estate Management and Development — 0.6%
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25(1)	375,000	382,500
Greystar Real Estate Partners LLC, 5.75%, 12/1/25(1)	550,000	567,875
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(1)	1,030,000	1,048,025
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	1,725,000	1,712,063
SBA Communications Corp., 4.00%, 10/1/22(1)	925,000	930,781
		4,641,244
Semiconductors and Semiconductor Equipment — 1.5%
Advanced Micro Devices, Inc., 6.75%, 3/1/19	600,000	628,500
Advanced Micro Devices, Inc., 7.50%, 8/15/22	1,290,000	1,422,225
Advanced Micro Devices, Inc., 7.00%, 7/1/24	1,070,000	1,114,138
Amkor Technology, Inc., 6.375%, 10/1/22	720,000	745,740
Entegris, Inc., 4.625%, 2/10/26(1)	650,000	663,000
Micron Technology, Inc., 5.25%, 1/15/24(1)	3,275,000	3,418,281
NXP BV / NXP Funding LLC, 3.75%, 6/1/18(1)	200,000	201,700
NXP BV / NXP Funding LLC, 4.125%, 6/1/21(1)	800,000	818,000
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	1,445,000	1,464,869
Qorvo, Inc., 6.75%, 12/1/23	1,350,000	1,456,312
		11,932,765
Software — 1.2%
BMC Software Finance, Inc., 8.125%, 7/15/21(1)	1,530,000	1,547,212
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 3/1/25(1)	1,337,000	1,342,014
Infor Software Parent LLC / Infor Software Parent, Inc., (Toggle PIK), 7.125%, 5/1/21(1)	150,000	154,125
Infor US, Inc., 6.50%, 5/15/22	3,545,000	3,686,800
Rackspace Hosting, Inc., 8.625%, 11/15/24(1)	1,385,000	1,481,950
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23	300,000	318,000
Veritas US, Inc. / Veritas Bermuda Ltd., 10.50%, 2/1/24(1)	1,200,000	1,254,000
		9,784,101
Specialty Retail — 2.0%
Ahern Rentals, Inc., 7.375%, 5/15/23(1)	1,900,000	1,795,500
Asbury Automotive Group, Inc., 6.00%, 12/15/24	2,275,000	2,380,105
Ashtead Capital, Inc., 5.625%, 10/1/24(1)	1,795,000	1,911,675
Beacon Escrow Corp., 4.875%, 11/1/25(1)	800,000	807,000
Carlson Travel, Inc., 9.50%, 12/15/24(1)	800,000	646,000
Herc Rentals, Inc., 7.50%, 6/1/22(1)	809,000	875,743
Herc Rentals, Inc., 7.75%, 6/1/24(1)	1,075,000	1,185,187
Lithia Motors, Inc., 5.25%, 8/1/25(1)	325,000	339,625
Party City Holdings, Inc., 6.125%, 8/15/23(1)	735,000	762,563
Penske Automotive Group, Inc., 3.75%, 8/15/20	300,000	306,375
PriSo Acquisition Corp., 9.00%, 5/15/23(1)	1,675,000	1,779,687
Sonic Automotive, Inc., 5.00%, 5/15/23	615,000	596,550
United Rentals North America, Inc., 5.50%, 7/15/25	1,480,000	1,574,350
United Rentals North America, Inc., 5.50%, 5/15/27	1,445,000	1,524,475
		16,484,835
Technology Hardware, Storage and Peripherals — 1.8%
Ascend Learning LLC, 6.875%, 8/1/25(1)	250,000	258,750
CommScope Technologies LLC, 6.00%, 6/15/25(1)	2,250,000	2,401,875
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	3,685,000	3,832,400

Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	332,000	363,620
Dell, Inc., 5.875%, 6/15/19	900,000	940,500
EMC Corp., 2.65%, 6/1/20	795,000	785,332
Everi Payments, Inc., 10.00%, 1/15/22	800,000	862,500
Everi Payments, Inc., 7.50%, 12/15/25(1)	625,000	621,094
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	1,075,000	1,136,813
NCR Corp., 5.00%, 7/15/22	1,245,000	1,273,012
Western Digital Corp., 7.375%, 4/1/23(1)	720,000	778,500
Western Digital Corp., 10.50%, 4/1/24	1,220,000	1,416,725
		14,671,121
Trading Companies and Distributors — 0.1%
United Rentals North America, Inc., 4.875%, 1/15/28	700,000	705,250
Transportation and Logistics — 0.3%
Aeropuertos Argentina 2000 SA, 6.875%, 2/1/27(1)	1,120,000	1,213,778
Algeco Scotsman Global Finance plc, 8.50%, 10/15/18(1)	1,000,000	1,002,500
Wabash National Corp., 5.50%, 10/1/25(1)	125,000	126,250
		2,342,528
Wireless Telecommunication Services — 2.2%
Digicel Group Ltd., 8.25%, 9/30/20(1)	3,714,000	3,663,118
Sprint Communications, Inc., 9.00%, 11/15/18(1)	2,535,000	2,671,510
Sprint Communications, Inc., 7.00%, 3/1/20(1)	795,000	852,638
Sprint Communications, Inc., 9.25%, 4/15/22	675,000	808,313
Sprint Corp., 7.25%, 9/15/21	2,165,000	2,297,606
Sprint Corp., 7.875%, 9/15/23	1,510,000	1,611,925
Sprint Corp., 7.125%, 6/15/24	875,000	892,500
T-Mobile USA, Inc., 6.125%, 1/15/22	1,120,000	1,158,080
T-Mobile USA, Inc., 6.00%, 3/1/23	500,000	524,750
T-Mobile USA, Inc., 6.625%, 4/1/23	2,325,000	2,429,625
T-Mobile USA, Inc., 6.375%, 3/1/25	1,445,000	1,549,762
		18,459,827
TOTAL CORPORATE BONDS (Cost $762,508,337)		762,678,006
BANK LOAN OBLIGATIONS(5) — 1.9%
Basic Materials — 0.1%
Big River Steel LLC, Term Loan B, 6.69%, 8/23/23	399,000	403,489
Chemicals†
Venator Materials Corporation, Term Loan B, 4.38%, 8/8/24	299,250	302,055
Commercial Services and Supplies — 0.1%
Seminole Tribe of Florida, 2017 Term Loan B, 3.57%, 7/6/24	698,250	702,492
Communications†
CPI International Inc., 2017 2nd Lien Add-On Term Loan, 8.82%, 7/26/25	50,000	50,313
Consumer, Cyclical — 0.4%
Delta 2 (LUX) S.a.r.l., USD Term Loan B3, 4.57%, 2/1/24	50,000	50,344
Direct ChassisLink, Inc., 2017 2nd Lien Term Loan, 6/15/23(6)	500,000	510,000
LTF Merger Sub, Inc., 2017 Term Loan B, 4.23%, 6/10/22	3,002,313	3,016,709
		3,577,053
Consumer, Non-cyclical — 0.3%
Davis Vision Incorporated, 1st Lien Term Loan B, 4.49%, 11/1/24	400,000	402,752
Davis Vision Incorporated, 2nd Lien Term Loan B, 8.24%, 11/3/25	625,000	632,812
Surgery Center Holdings, Inc., 2017 Term Loan B, 4.82%, 9/2/24	349,125	346,070
USS Ultimate Holdings, Inc., 1st Lien Term Loan, 5.32%, 8/25/24	399,223	402,385
USS Ultimate Holdings, Inc., 2nd Lien Term Loan, 9.32%, 8/25/25	450,000	455,063
		2,239,082

Electronic Equipment, Instruments and Components†
CPI International, Inc., 2017 1st Lien Term Loan, 5.07%, 7/26/24	374,063	377,023
Energy — 0.1%
BCP Renaissance Parent LLC, 2017 Term Loan B, 5.38%, 10/31/24	825,000	835,931
FTS International, Inc., New Term Loan B, 4/16/21(6)	100,000	97,850
Medallion Midland Acquisition LLC, 1st Lien Term Loan, 4.82%, 10/30/24	200,000	200,750
		1,134,531
Financial Services — 0.2%
Asurion LLC, 2017 2nd Lien Term Loan, 7.57%, 8/4/25	550,000	566,327
Asurion LLC, 2017 Term Loan B5, 4.57%, 11/3/23	547,243	550,538
Werner FinCo LP, 2017 Term Loan, 5.36%, 7/24/24	225,000	226,406
		1,343,271
Hotels, Restaurants and Leisure — 0.1%
Aramark Services, Inc., 2017 Term Loan B1, 3/11/25(6)	450,000	452,885
Golden Nugget, Inc., 2017 Incremental Term Loan, 4.77%, 10/4/23	323,362	326,252
Scientific Games International, Inc., 2017 Term Loan B4, 4.70%, 8/14/24	423,938	427,882
		1,207,019
Industrial — 0.2%
Engineered Machinery Holdings, Inc., 1st Lien Delayed Draw Term Loan, 4.94%, 7/19/24	20,133	20,170
Engineered Machinery Holdings, Inc., 2nd Lien Delayed Draw Term Loan, 8.67%, 7/18/25(7)	18,617	18,733
Engineered Machinery Holdings, Inc., USD 1st Lien Term Loan, 4.94%, 7/19/24	154,867	155,158
Engineered Machinery Holdings, Inc., USD 2nd Lien Term Loan, 8.94%, 7/18/25	156,383	157,360
MW Industries, Inc., 2nd Lien Term Loan, 9.69%, 9/28/25	450,000	452,813
Neenah Foundry Company, 2017 Term Loan, 12/8/22(6)	500,000	497,500
		1,301,734
Machinery — 0.2%
Navistar International Corp., 2017 1st Lien Term Loan B, 4.90%, 11/1/24	1,225,000	1,231,315
Oil, Gas and Consumable Fuels — 0.2%
California Resources Corp., 2017 1st Lien Term Loan, 11/8/22(6)	1,925,000	1,921,391
TOTAL BANK LOAN OBLIGATIONS (Cost $15,617,660)		15,790,768
ASSET-BACKED SECURITIES(8) — 0.1%
American Airlines Pass Through Trust, 7.00%, 7/31/19(1)	379,410	381,307
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	645,054	697,626
TOTAL ASSET-BACKED SECURITIES (Cost $1,081,711)		1,078,933
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Argentina — 0.1%
Argentine Republic Government International Bond, 6.875%, 4/22/21 (Cost $775,338)	720,000	785,430
PREFERRED STOCKS — 0.1%
Banks — 0.1%
Citigroup, Inc., 5.90% (Cost $752,500)	700,000	747,250
COMMON STOCKS — 0.1%
Communications Equipment — 0.1%
Avaya Holdings Corp.(4) (Cost $672,465)	42,360	743,418
TEMPORARY CASH INVESTMENTS — 3.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $30,183,474)	30,183,474	30,183,474
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $811,591,485)		812,007,279
OTHER ASSETS AND LIABILITIES — 0.9%		7,610,183
TOTAL NET ASSETS — 100.0%		$819,617,462

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $394,369,082, which represented 48.1% of total net assets. Of these securities, 0.1% of total net assets were deemed illiquid under policies approved by the Board of Trustees.

(2)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(3)	Security is in default.

(4)	Non-income producing.

(5)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated.

(6)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(7)	Bank loan obligation includes unfunded delayed draw commitments. The principal amount and value of these unfunded commitments at the period end were $2,979 and $2,997, respectively.

(8)	Final maturity date indicated, unless otherwise noted.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	762,678,006	—
Bank Loan Obligations	—	15,790,768	—
Asset-Backed Securities	—	1,078,933	—
Sovereign Governments and Agencies	—	785,430	—
Preferred Stocks	—	747,250	—
Common Stocks	743,418	—	—
Temporary Cash Investments	30,183,474	—	—
	30,926,892	781,080,387	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Prime Money Market Fund
December 31, 2017

Prime Money Market - Schedule of Investments
DECEMBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMERCIAL PAPER(1) — 49.3%
Bank of Nova Scotia (The), VRN, 1.66%, 1/18/18, resets monthly off the 1-month LIBOR plus 0.17%(2)	25,000,000	25,000,000
Bennington Stark Capital Co. LLC, 1.42%, 1/10/18 (LOC: Societe Generale SA)(2)	61,000,000	60,978,650
Chariot Funding LLC, 1.58%, 5/11/18 (LOC: JPMorgan Chase Bank N.A.)(2)	15,000,000	14,916,042
Chariot Funding LLC, 1.48%, 3/28/18 (LOC: JPMorgan Chase Bank N.A.)(2)	35,000,000	34,878,764
Chesham Finance Ltd / Chesham Finance LLC, 1.45%, 1/2/18 (LOC: HSBC Bank plc)(2)	58,800,000	58,797,664
Coca-Cola Co., 1.64%, 6/6/18(2)	10,000,000	9,930,667
CRC Funding LLC, 1.40%, 2/2/18 (LOC: Citibank N.A.)(2)	38,000,000	37,953,387
CRC Funding LLC, 1.50%, 2/21/18 (LOC: Citibank N.A.)(2)	20,000,000	19,958,350
CRC Funding LLC, 1.75%, 3/21/18 (LOC: Citibank N.A.)(2)	2,000,000	1,992,451
Crown Point Capital Co. LLC, 1.44%, 1/31/18 (LOC: Credit Suisse AG)(2)	9,000,000	8,989,350
Crown Point Capital Co. LLC, VRN, 1.61%, 1/8/18, resets monthly off the 1-month LIBOR plus 0.2% (LOC: Credit Suisse AG)(2)	35,000,000	35,000,000
Liberty Street Funding LLC, 1.41%, 2/5/18 (LOC: Bank of Nova Scotia)(2)	13,000,000	12,982,558
Liberty Street Funding LLC, 1.52%, 2/21/18 (LOC: Bank of Nova Scotia)(2)	15,000,000	14,968,337
Liberty Street Funding LLC, 1.80%, 3/27/18 (LOC: Bank of Nova Scotia)(2)	10,000,000	9,958,208
Liberty Street Funding LLC, 1.41%, 1/25/18 (LOC: Bank of Nova Scotia)(2)	15,000,000	14,986,100
Liberty Street Funding LLC, 1.73%, 3/12/18 (LOC: Bank of Nova Scotia)(2)	10,000,000	9,966,944
Old Line Funding LLC, 1.43%, 2/7/18 (LOC: Royal Bank of Canada)(2)	36,000,000	35,948,200
Old Line Funding LLC, VRN, 1.58%, 1/15/18, resets monthly off the 1-month LIBOR plus 0.12% (LOC: Royal Bank of Canada)(2)	25,000,000	25,000,000
Ridgefield Funding Co. LLC, 1.85%, 4/2/18 (LOC: BNP Paribas)(2)	4,500,000	4,479,298
Ridgefield Funding Co. LLC, 1.61%, 4/11/18 (LOC: BNP Paribas)(2)	35,000,000	34,846,389
Ridgefield Funding Co. LLC, 1.78%, 6/4/18 (LOC: BNP Paribas)(2)	20,000,000	19,851,133
Thunder Bay Funding LLC, 1.45%, 2/22/18 (LOC: Royal Bank of Canada)(2)	30,000,000	29,938,467
Thunder Bay Funding LLC, 1.64%, 3/27/18 (LOC: Royal Bank of Canada)(2)	10,000,000	9,961,986
Toronto-Dominion Bank (The), VRN, 1.50%, 1/8/18, resets monthly off the 1-month LIBOR plus 0.15%	10,000,000	10,000,000
Toyota Credit Canada, Inc., 1.47%, 2/28/18 (LOC: Toyota Motor Credit Corp.)	25,000,000	24,942,000
Toyota Motor Credit Corp., 1.59%, 5/31/18	22,000,000	21,857,917
Westpac Banking Corp., VRN, 1.55%, 1/8/18, resets monthly off the 1-month LIBOR plus 0.14%(2)	40,000,000	40,000,000
TOTAL COMMERCIAL PAPER		628,082,862
CERTIFICATES OF DEPOSIT — 18.3%
Bank of Montreal, VRN, 1.56%, 1/4/18, resets monthly off the 1-month LIBOR plus 0.19%	25,000,000	25,000,000
Bank of Montreal, VRN, 1.87%, 1/29/18, resets monthly off the 1-month LIBOR plus 0.32%	20,000,000	20,000,000
Bank of Nova Scotia (The), 1.74%, 6/12/18	25,000,000	25,000,000
Bank of Nova Scotia (The), 1.44%, 3/14/18	5,340,000	5,324,941
Bank of Nova Scotia (The), VRN, 1.65%, 1/22/18, resets monthly off the 1-month LIBOR plus 0.15%	3,000,000	3,000,000
Canadian Imperial Bank of Commerce, VRN, 1.64%, 2/27/18, resets quarterly off the 3-month LIBOR plus 0.18%	25,000,000	25,000,000
Canadian Imperial Bank of Commerce, VRN, 1.78%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.23%	25,000,000	25,000,000
Societe Generale North America, Inc., 1.44%, 1/31/18 (LOC: Societe Generale SA)	22,000,000	22,001,023
Toronto-Dominion Bank (The), 1.70%, 3/19/18	20,000,000	20,000,000
Toronto-Dominion Bank (The), VRN, 1.54%, 1/8/18, resets monthly off the 1-month LIBOR plus 0.15%	13,000,000	13,000,000
Toronto-Dominion Bank (The), VRN, 1.49%, 2/5/18, resets quarterly off the 3-month LIBOR plus 0.1%	15,000,000	15,000,000
Wells Fargo Bank N.A., 1.36%, 2/5/18	35,000,000	35,000,000
TOTAL CERTIFICATES OF DEPOSIT		233,325,964

MUNICIPAL SECURITIES — 14.9%
ABAG Finance Authority for Nonprofit Corps. Rev., (Public Policy Institute of California), VRDN, 1.70%, 1/4/18, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A.)	2,435,000	2,435,000
California Health Facilities Financing Authority Rev., (Social Model Recovery Systems, Inc.), VRDN, 1.61%, 1/4/18, resets weekly off the remarketing agent (LOC: Preferred Bank and FHLB)	4,550,000	4,550,000
California Infrastructure & Economic Development Bank Rev., VRDN, 1.81%, 1/4/18, resets weekly off the remarketing agent (LOC: Bank of the West)	5,365,000	5,365,000
City of Hills, IA Rev., (Mercy Hospital Iowa City), VRDN, 1.80%, 1/2/18, resets daily off the remarketing agent (LOC: U.S. Bank N.A.)	8,120,000	8,120,000
City of Philadelphia, PA, 1.33%, 2/8/18 (LOC: Wells Fargo Bank N.A.)	9,000,000	9,000,000
Hesperia Public Financing Authority Rev., VRDN, 1.70%, 1/3/18, resets weekly off the remarketing agent (LOC: Bank of the West)	4,030,000	4,030,000
Idaho Housing & Finance Association Rev., (Traditions at Boise LLC), VRDN, 1.80%, 1/3/18, resets weekly off the remarketing agent (LOC: FHLMC)	400,000	400,000
Illinois Housing Development Authority Rev., VRDN, 1.67%, 1/4/18, resets weekly off the remarketing agent (SBBPA: FHLB)	5,000,000	5,000,000
Illinois Housing Development Authority Rev., VRDN, 2.16%, 1/4/18, resets weekly off the remarketing agent (SBBPA: FHLB)	20,000,000	20,000,000
Jasper Morgan Newton & Walton Counties Joint Development Authority Rev., VRDN, 1.65%, 1/3/18, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	2,000,000	2,000,000
Johnson City Health & Educational Facilities Board Rev., (Mountain States Health Alliance Obligated Group), VRDN, 1.65%, 1/3/18, resets weekly off the remarketing agent (LOC: U.S. Bank N.A.)	37,900,000	37,900,000
Macon-Bibb County Industrial Authority Rev., (Bass Pro Outdoor World LLC), VRDN, 1.65%, 1/4/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)(2)	13,680,000	13,680,000
Massachusetts Educational Financing Authority, 1.34%, 1/11/18 (LOC: Royal Bank of Canada)	1,000,000	1,000,000
Missouri Development Finance Board Rev., Series 2000 B, (St. Louis Center), VRDN, 1.55%, 1/4/18, resets weekly off the remarketing agent (LOC: U.S. Bank N.A.)	2,230,000	2,230,000
Missouri Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 1.78%, 1/2/18, resets daily off the remarketing agent (LOC: Commerce Bank)	5,640,000	5,640,000
Nassau Health Care Corp. Rev., VRDN, 1.65%, 1/3/18, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	3,515,000	3,515,000
Oklahoma University Hospital Rev., VRDN, 1.70%, 1/3/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	2,625,000	2,625,000
Osceola County Housing Finance Authority Rev., VRDN, 1.55%, 1/3/18, resets weekly off the remarketing agent (LOC: FNMA)	280,000	280,000
Pasadena Public Financing Authority Rev., VRDN, 1.70%, 1/4/18, resets weekly off the remarketing agent (SBBPA: Bank of the West)	7,960,000	7,960,000
South Dakota Housing Development Authority Rev., VRDN, 1.75%, 1/4/18, resets weekly off the remarketing agent (SBBPA: South Dakota Housing Development Authority)	25,000,000	25,000,000
State of California GO, VRDN, 1.60%, 1/2/18, resets daily off the remarketing agent (LOC: Bank of Montreal)	7,000,000	7,000,000
Town of Dover-Foxcroft Rev., (Pleasant River Lumber Co.), VRDN, 1.90%, 1/3/18, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A. and CoBANK ACB)	290,000	290,000
Traer Creek Metropolitan District Rev., VRDN, 1.60%, 1/3/18, resets weekly off the remarketing agent (LOC: BNP Paribas)	8,109,000	8,109,000
Valdosta-Lowndes County Industrial Development Authority Rev., (Martin's Famous Pastry Shoppe, Inc.), VRDN, 1.51%, 1/4/18, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A.)	9,840,000	9,840,000
Washington State Housing Finance Commission Rev., (Traditions at South Hill LLC), VRDN, 1.80%, 1/3/18, resets weekly off the remarketing agent (LIQ FAC: FHLMC)	335,000	335,000
Westchester County Healthcare Corp. Rev., (Senior Lien), VRDN,, 1.93%, 1/3/18, resets weekly off the remarketing agent (LOC: TD Bank N.A.)	3,205,000	3,205,000
TOTAL MUNICIPAL SECURITIES		189,509,000
CORPORATE BONDS(3) — 12.3%
CHS Properties, Inc., VRDN, 1.57%, 1/4/18 (LOC: Wells Fargo Bank N.A.)	1,143,000	1,143,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 1.56%, 1/4/18 (LOC: FHLB)	22,440,000	22,440,000
D&I Properties LLC, VRDN, 1.50%, 1/3/18 (LOC: Wells Fargo Bank N.A.)	3,450,000	3,450,000
East Grand Office Park LP, VRDN, 1.65%, 1/4/18 (LOC: FHLB)	4,080,000	4,080,000
Fiore Capital LLC, VRDN, 1.60%, 1/4/18 (LOC: Wells Fargo Bank N.A.)	13,530,000	13,530,000
First Baptist Church of Opelika, VRDN, 1.65%, 1/4/18 (LOC: FHLB)	3,620,000	3,620,000

HHH Investment Co. LLC, VRDN, 1.50%, 1/3/18 (LOC: Bank of the West)	13,865,000	13,865,000
Labcon North America, VRDN, 1.70%, 1/3/18 (LOC: Bank of the West)	2,390,000	2,390,000
Lakeport Group LLC, VRDN, 1.70%, 1/3/18 (LOC: Union Bank N.A.)	3,160,000	3,160,000
Manse on Marsh LP, VRDN, 1.56%, 1/4/18 (LOC: FHLB)	9,330,000	9,330,000
Ness Family Partners LP, VRDN, 1.70%, 1/3/18 (LOC: Bank of the West)	5,890,000	5,890,000
Northcreek Church, VRDN, 1.65%, 1/4/18 (LOC: FHLB)	6,280,000	6,280,000
Partisan Property, Inc., Series 2014, VRDN, 1.70%, 1/3/18 (LOC: Wells Fargo Bank N.A.)	6,855,000	6,855,000
Providence Health & Services Obligated Group, VRDN, 1.67%, 1/4/18 (LOC: U.S. Bank N.A.)	20,560,000	20,560,000
Relay Relay LLC, VRDN, 1.56%, 1/4/18 (LOC: FHLB)	7,560,000	7,560,000
Sidal Realty Co. LP, VRDN, 1.55%, 1/4/18 (LOC: Wells Fargo Bank N.A.)	6,490,000	6,490,000
World Wildlife Fund, Inc., VRDN, 1.57%, 1/4/18 (LOC: JPMorgan Chase Bank N.A.)	26,490,000	26,490,000
TOTAL CORPORATE BONDS		157,133,000
U.S. TREASURY SECURITIES(1) — 4.3%
U.S. Treasury Notes, VRN, 1.62%, 1/2/18, resets daily off the 3-month USBMMY plus 0.17%	10,000,000	10,000,962
U.S. Treasury Notes, 0.75%, 2/28/18	35,000,000	34,974,393
U.S. Treasury Notes, 1.25%, 10/31/18	5,000,000	4,992,750
U.S. Treasury Notes, VRN, 1.52%, 1/3/18, resets daily off the 3-month USBMMY plus 0.07%	5,000,000	5,000,333
TOTAL U.S. TREASURY SECURITIES		54,968,438
U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
FHLMC, 0.75%, 1/12/18	6,449,000	6,448,708
TOTAL INVESTMENT SECURITIES — 99.6%		1,269,467,972
OTHER ASSETS AND LIABILITIES — 0.4%		4,975,133
TOTAL NET ASSETS — 100.0%		$1,274,443,105

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SBBPA	-	Standby Bond Purchase Agreement
USBMMY	-	United States Treasury Bill Money Market Yield
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $584,962,945, which represented 45.9% of total net assets.

(3)	Instruments may be payable upon demand and accrue interest based upon a predetermined money market rate. Interest reset date is indicated. Rate shown is effective at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported NAV per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short Duration Fund
December 31, 2017

Short Duration - Schedule of Investments
DECEMBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 46.9%
Aerospace and Defense — 0.5%
United Technologies Corp., 1.50%, 11/1/19	2,000,000	1,976,785
Air Freight and Logistics — 0.5%
United Parcel Service, Inc., 2.05%, 4/1/21	2,000,000	1,990,163
Auto Components — 0.5%
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	740,000	773,959
Schaeffler Finance BV, 4.75%, 5/15/23(1)	800,000	818,000
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	476,000	494,921
		2,086,880
Automobiles — 2.1%
Daimler Finance North America LLC, 2.00%, 8/3/18(1)	1,000,000	1,000,199
Daimler Finance North America LLC, 2.30%, 1/6/20(1)	1,000,000	997,985
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	500,000	514,800
Ford Motor Credit Co. LLC, 2.375%, 3/12/19	1,196,000	1,196,689
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	1,000,000	1,002,849
Ford Motor Credit Co. LLC, MTN, 2.94%, 1/8/19	800,000	805,190
General Motors Co., 3.50%, 10/2/18	990,000	1,000,477
General Motors Financial Co., Inc., 3.25%, 5/15/18	1,080,000	1,084,155
General Motors Financial Co., Inc., 3.10%, 1/15/19	1,000,000	1,005,599
		8,607,943
Banks — 7.7%
Banco de Credito del Peru, 2.25%, 10/25/19(1)	400,000	400,500
Bank of America Corp., MTN, VRN, 2.33%, 10/1/20(2)	1,000,000	997,505
Bank of America Corp., VRN, 3.00%, 12/20/22(1)(2)	2,713,000	2,721,454
Banque Federative du Credit Mutuel SA, 2.00%, 4/12/19(1)	1,000,000	996,424
BBVA Banco Continental SA, 3.25%, 4/8/18(1)	2,000,000	2,008,400
Capital One N.A., 2.35%, 8/17/18	1,000,000	1,001,691
Capital One N.A./Mclean VA, 1.65%, 2/5/18	2,500,000	2,499,936
CIT Group, Inc., 5.375%, 5/15/20	740,000	783,475
Citibank N.A., 2.125%, 10/20/20	1,000,000	990,775
Credit Suisse AG, 1.75%, 1/29/18	1,000,000	1,000,018
Fifth Third Bank, 2.30%, 3/15/19	1,000,000	1,000,851
Finansbank AS, MTN, 6.25%, 4/30/19	650,000	670,327
GLP Capital LP / GLP Financing II, Inc., 4.375%, 11/1/18	1,235,000	1,250,437
HBOS plc, MTN, 6.75%, 5/21/18(1)	1,300,000	1,322,164
HSBC Bank plc, 4.125%, 8/12/20(1)	2,015,000	2,101,091
Huntington National Bank (The), 2.20%, 4/1/19	1,000,000	1,000,059
ICICI Bank Ltd. (Dubai), MTN, 4.70%, 2/21/18	1,000,000	1,003,658
Itau CorpBanca, 3.125%, 1/15/18	1,000,000	1,000,300
JPMorgan Chase & Co., 6.00%, 1/15/18	1,500,000	1,502,094
JPMorgan Chase & Co., 2.25%, 1/23/20	2,000,000	1,999,153
Royal Bank of Canada, 2.15%, 10/26/20	1,460,000	1,451,057
Wells Fargo & Co., 2.15%, 1/15/19	2,400,000	2,404,063

Wells Fargo Bank N.A., MTN, 1.80%, 11/28/18	2,000,000	1,996,942
		32,102,374
Beverages — 1.7%
Anheuser-Busch InBev Finance, Inc., 2.15%, 2/1/19	2,000,000	2,002,691
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	500,000	528,155
Constellation Brands, Inc., 2.00%, 11/7/19	1,800,000	1,788,935
Constellation Brands, Inc., 3.875%, 11/15/19	830,000	852,789
Molson Coors Brewing Co., 1.90%, 3/15/19	2,000,000	1,991,517
		7,164,087
Biotechnology — 1.3%
AbbVie, Inc., 1.80%, 5/14/18	1,000,000	999,599
AbbVie, Inc., 2.50%, 5/14/20	1,000,000	1,003,575
Amgen, Inc., 1.90%, 5/10/19	2,000,000	1,994,045
Celgene Corp., 2.25%, 5/15/19	1,000,000	998,888
Gilead Sciences, Inc., 1.85%, 9/20/19	440,000	438,235
		5,434,342
Chemicals — 0.7%
Ecolab, Inc., 2.00%, 1/14/19	1,000,000	998,528
Sherwin-Williams Co. (The), 2.25%, 5/15/20	2,000,000	1,994,322
		2,992,850
Commercial Services and Supplies — 0.2%
Republic Services, Inc., 3.80%, 5/15/18	1,000,000	1,007,003
Communications Equipment — 0.2%
Cisco Systems, Inc., 1.60%, 2/28/19	1,000,000	995,789
Consumer Finance — 1.7%
American Express Credit Corp., MTN, 2.25%, 5/5/21	1,500,000	1,488,731
CIT Group, Inc., 5.00%, 8/15/22	1,000,000	1,062,500
Discover Bank, 2.60%, 11/13/18	1,000,000	1,003,580
PNC Bank N.A., 1.80%, 11/5/18	1,000,000	999,235
PNC Bank N.A., 1.95%, 3/4/19	1,000,000	998,345
Synchrony Financial, 2.60%, 1/15/19	1,525,000	1,528,150
		7,080,541
Containers and Packaging — 0.7%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)	800,000	819,000
Ball Corp., 4.375%, 12/15/20	1,000,000	1,038,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	872,197	886,370
		2,744,120
Diversified Financial Services — 3.3%
Ally Financial, Inc., 3.50%, 1/27/19	1,050,000	1,057,875
BNP Paribas / BNP Paribas US Medium-Term Note Program LLC, MTN, 2.70%, 8/20/18	1,000,000	1,004,520
Citigroup, Inc., 2.05%, 6/7/19	3,000,000	2,992,074
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	3,000,000	2,999,128
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	500,000	530,301
Morgan Stanley, 2.125%, 4/25/18	1,000,000	1,000,074
Morgan Stanley, MTN, 5.625%, 9/23/19	3,000,000	3,162,412
UBS Group Funding Switzerland AG, 2.95%, 9/24/20(1)	1,000,000	1,011,007
		13,757,391
Diversified Telecommunication Services — 1.3%
AT&T, Inc., 2.30%, 3/11/19	500,000	500,643
AT&T, Inc., 5.875%, 10/1/19	1,000,000	1,059,825

AT&T, Inc., 2.45%, 6/30/20	1,750,000	1,749,022
Deutsche Telekom International Finance BV, 6.00%, 7/8/19	1,000,000	1,054,726
Frontier Communications Corp., 8.50%, 4/15/20	197,000	164,002
Orange SA, 2.75%, 2/6/19	1,000,000	1,005,727
		5,533,945
Energy Equipment and Services — 0.2%
Pride International LLC, 6.875%, 8/15/20	650,000	681,687
Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp., 3.40%, 2/15/19	2,000,000	2,023,071
Equinix, Inc., 5.375%, 4/1/23	950,000	987,050
VEREIT Operating Partnership LP, 3.00%, 2/6/19	500,000	502,503
VEREIT Operating Partnership LP, 4.125%, 6/1/21	500,000	519,397
		4,032,021
Food and Staples Retailing — 1.8%
CVS Health Corp., 1.90%, 7/20/18	2,000,000	1,999,661
Dollar Tree, Inc., 5.75%, 3/1/23	1,060,000	1,112,338
Kroger Co. (The), 2.00%, 1/15/19	1,000,000	998,397
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(1)	1,370,000	1,350,675
Sysco Corp., 1.90%, 4/1/19	2,000,000	1,994,928
		7,455,999
Food Products — 0.7%
Kraft Heinz Foods Co., 2.00%, 7/2/18	2,000,000	2,000,179
Tyson Foods, Inc., 2.65%, 8/15/19	1,000,000	1,005,097
		3,005,276
Gas Utilities — 2.3%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	750,000	779,453
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	400,000	421,180
Energy Transfer Equity LP, 7.50%, 10/15/20	900,000	992,250
Energy Transfer LP, 4.15%, 10/1/20	1,179,000	1,218,152
Enterprise Products Operating LLC, 1.65%, 5/7/18	1,000,000	998,749
Kinder Morgan Energy Partners LP, 2.65%, 2/1/19	1,000,000	1,001,990
Magellan Midstream Partners LP, 6.55%, 7/15/19	800,000	847,624
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,310,000	1,405,204
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.125%, 11/15/19	750,000	756,563
Williams Partners LP, 4.125%, 11/15/20	1,000,000	1,038,963
		9,460,128
Health Care Equipment and Supplies — 2.4%
Abbott Laboratories, 2.00%, 9/15/18	1,250,000	1,249,938
Abbott Laboratories, 2.00%, 3/15/20	1,000,000	992,206
Becton Dickinson and Co., 2.13%, 6/6/19	2,000,000	1,996,117
Becton Dickinson and Co., 2.68%, 12/15/19	1,000,000	1,003,967
Mallinckrodt International Finance SA, 3.50%, 4/15/18	840,000	838,950
Stryker Corp., 2.00%, 3/8/19	2,000,000	1,997,343
Thermo Fisher Scientific, Inc., 2.40%, 2/1/19	2,000,000	2,005,270
		10,083,791
Health Care Providers and Services — 2.3%
Anthem, Inc., 2.50%, 11/21/20	1,000,000	998,527
Cardinal Health, Inc., 1.95%, 6/14/19	1,130,000	1,123,348
DaVita, Inc., 5.75%, 8/15/22	855,000	880,116

Express Scripts Holding Co., 2.60%, 11/30/20	2,000,000	1,999,392
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(1)	850,000	876,026
HCA, Inc., 3.75%, 3/15/19	1,500,000	1,516,875
HCA, Inc., 4.25%, 10/15/19	500,000	511,875
Tenet Healthcare Corp., 4.75%, 6/1/20	1,000,000	1,022,500
Universal Health Services, Inc., 3.75%, 8/1/19(1)	500,000	510,000
		9,438,659
Hotels, Restaurants and Leisure — 0.6%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)	900,000	923,625
McDonald's Corp., MTN, 2.10%, 12/7/18	500,000	500,622
Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	1,000,000	999,878
		2,424,125
Household Durables — 1.0%
D.R. Horton, Inc., 2.55%, 12/1/20	1,000,000	999,126
Lennar Corp., 2.95%, 11/29/20(1)	1,500,000	1,496,250
Newell Brands, Inc., 2.60%, 3/29/19	188,000	188,685
Toll Brothers Finance Corp., 4.00%, 12/31/18	680,000	692,750
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	990,000	1,014,750
		4,391,561
Household Products — 0.2%
Spectrum Brands, Inc., 6.625%, 11/15/22	1,008,000	1,045,800
Insurance — 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19	500,000	508,039
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.625%, 10/30/20	1,000,000	1,048,901
International Lease Finance Corp., 3.875%, 4/15/18	1,000,000	1,004,648
Travelers Cos., Inc. (The), 5.80%, 5/15/18	1,000,000	1,014,115
		3,575,703
Internet and Direct Marketing Retail — 0.1%
eBay, Inc., 2.15%, 6/5/20	400,000	397,398
Internet Software and Services — 0.3%
Symantec Corp., 4.20%, 9/15/20	1,300,000	1,342,250
IT Services — 0.7%
DXC Technology Co., 2.875%, 3/27/20	2,000,000	2,010,693
Fidelity National Information Services, Inc., 2.85%, 10/15/18	1,000,000	1,006,258
		3,016,951
Machinery — 0.7%
Caterpillar Financial Services Corp., MTN, 1.85%, 9/4/20	860,000	850,230
Fortive Corp., 1.80%, 6/15/19	2,000,000	1,986,088
		2,836,318
Media — 1.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	1,000,000	1,026,875
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 2/15/23	1,000,000	1,025,000
Discovery Communications LLC, 2.20%, 9/20/19	500,000	497,844
Discovery Communications LLC, 2.95%, 3/20/23	500,000	495,359
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	1,000,000	1,031,250
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	930,000	985,800
TEGNA, Inc., 5.125%, 7/15/20	500,000	512,500
Time Warner Cable LLC, 6.75%, 7/1/18	500,000	511,129

Walt Disney Co. (The), 1.65%, 1/8/19	1,000,000	997,114
		7,082,871
Metals and Mining — 0.4%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	700,000	766,500
Steel Dynamics, Inc., 5.25%, 4/15/23	750,000	776,250
		1,542,750
Multi-Utilities — 0.8%
American Electric Power Co., Inc., 2.15%, 11/13/20	1,000,000	995,953
Dominion Energy, Inc., 6.40%, 6/15/18	1,000,000	1,020,744
Sempra Energy, 2.85%, 11/15/20	1,500,000	1,514,290
		3,530,987
Oil, Gas and Consumable Fuels — 1.2%
Antero Resources Corp., 5.375%, 11/1/21	930,000	956,737
Apache Corp., 6.90%, 9/15/18	500,000	515,876
BP Capital Markets plc, 2.24%, 9/26/18	1,000,000	1,001,942
Continental Resources, Inc., 5.00%, 9/15/22	500,000	509,375
Encana Corp., 3.90%, 11/15/21	930,000	956,511
Shell International Finance BV, 1.625%, 11/10/18	1,000,000	997,586
		4,938,027
Pharmaceuticals — 1.6%
Allergan Funding SCS, 2.35%, 3/12/18	2,200,000	2,201,821
Allergan Funding SCS, 3.00%, 3/12/20	1,000,000	1,009,454
Baxalta, Inc., 2.00%, 6/22/18	1,500,000	1,499,822
Mylan NV, 2.50%, 6/7/19	1,000,000	999,225
Quintiles IMS, Inc., 4.875%, 5/15/23(1)	800,000	828,000
		6,538,322
Semiconductors and Semiconductor Equipment — 0.9%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.20%, 1/15/21(1)	2,000,000	1,957,023
NXP BV / NXP Funding LLC, 3.75%, 6/1/18(1)	1,000,000	1,008,500
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)	750,000	769,898
		3,735,421
Software — 0.7%
Microsoft Corp., 1.85%, 2/6/20	3,000,000	2,991,880
Specialty Retail — 0.2%
United Rentals North America, Inc., 4.625%, 7/15/23	1,000,000	1,037,620
Technology Hardware, Storage and Peripherals — 1.5%
Apple, Inc., 1.30%, 2/23/18	2,000,000	1,999,043
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	1,000,000	1,040,000
Dell International LLC / EMC Corp., 3.48%, 6/1/19(1)	200,000	202,557
EMC Corp., 2.65%, 6/1/20	1,000,000	987,839
Hewlett Packard Enterprise Co., 2.10%, 10/4/19(1)	670,000	665,625
Seagate HDD Cayman, 4.25%, 3/1/22(1)	500,000	506,512
Western Digital Corp., 7.375%, 4/1/23(1)	900,000	973,125
		6,374,701
Tobacco — 0.2%
Reynolds American, Inc., 2.30%, 6/12/18	1,000,000	1,001,279
Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 9.00%, 11/15/18(1)	556,000	585,941
TOTAL CORPORATE BONDS (Cost $196,304,954)		196,021,679

COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 16.2%
Private Sponsor Collateralized Mortgage Obligations — 11.6%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.54%, 1/1/18(4)	391,418	396,465
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.67%, 11/1/18, resets annually off the 1-year H15T1Y plus 2.25%	870,553	874,415
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	500,183	516,763
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 3.37%, 1/1/18(4)	401,918	392,095
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.16%, 1/1/18(4)	1,221,859	1,211,999
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.54%, 1/1/18(4)	362,521	360,356
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 3.18%, 4/1/18, resets annually off the 1-year H15T1Y plus 2.15%	468,559	474,294
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	165,119	168,634
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	118,833	120,580
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	3,772	3,671
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 1/1/18(1)(4)	931,960	945,880
CSMC Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 1/1/18(1)(4)	973,394	984,885
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.35%, 1/1/18(4)	307,398	304,714
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 3.38%, 1/1/18(4)	1,424,434	1,310,427
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 1/1/18(1)(4)	930,379	944,422
Flagstar Mortgage Trust, Series 2017-2, Class A5 SEQ, VRN, 3.50%, 1/1/18(1)(4)	952,265	964,964
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.54%, 1/1/18(4)	145,199	146,358
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.66%, 1/1/18(4)	155,412	156,673
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.47%, 1/1/18(4)	938,814	960,914
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.64%, 1/1/18(4)	411,981	402,913
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 1/1/18(1)(4)	522,433	528,592
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.47%, 1/1/18(4)	550,843	566,667
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.04%, 1/1/18(4)	477,039	472,824
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, VRN, 2.75%, 1/1/18(1)(4)	1,601,644	1,604,802
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 1/1/18(1)(4)	2,324,401	2,414,905
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.05%, 1/25/18, resets monthly off the 1-month LIBOR plus 1.50%(1)	2,675,118	2,752,007
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 1/1/18(1)(4)	915,254	930,999
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 1/1/18(1)(4)	1,936,274	1,972,999
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 1/1/18(1)(4)	1,407,339	1,435,922
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 1/1/18(1)(4)	2,463,520	2,516,419
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.37%, 1/1/18(4)	173,398	174,413
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 3.52%, 1/25/18(4)	848,860	830,480
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.08%, 1/1/18(4)	406,312	400,633
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 3.25%, 1/1/18(4)	676,477	682,275
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.56%, 1/1/18(4)	781,473	808,727
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 3.35%, 1/1/18(4)	401,488	409,142
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.51%, 1/1/18(4)	242,112	248,040
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.74%, 1/1/18(4)	380,376	388,294
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 2A1, 5.50%, 1/25/36	687,735	687,107
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	796,037	791,001
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.47%, 1/1/18(4)	295,432	311,159
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 3.47%, 1/1/18(4)	356,728	367,980
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.47%, 1/1/18(4)	408,467	420,331
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR13, Class A1, VRN, 1.85%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.30%	574,475	548,562
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.48%, 1/1/18(4)	389,189	394,243
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 3.46%, 1/1/18(4)	1,260,000	1,286,056

Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 6A3, VRN, 3.45%, 1/1/18(4)	615,470	620,364
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 3.42%, 1/1/18(4)	379,227	382,810
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	119,097	119,252
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	1,088,080	1,080,995
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-6, Class 1A16 SEQ, 5.75%, 5/25/36	654,723	657,566
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	286,956	289,713
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	267,826	270,398
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1, VRN, 3.27%, 1/1/18(4)	555,870	532,874
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 3.21%, 1/1/18(4)	1,141,023	1,111,297
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.35%, 1/1/18(4)	205,245	200,487
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 3.38%, 1/1/18(4)	479,825	477,688
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 3.39%, 1/1/18(4)	548,604	554,690
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.75%, 1/1/18(4)	181,301	181,449
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 3.63%, 1/1/18(4)	117,145	115,724
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.61%, 1/1/18(4)	92,908	91,241
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.72%, 1/1/18(4)	618,510	608,383
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 3.70%, 1/1/18(4)	939,277	879,545
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 3.54%, 1/1/18(4)	356,301	360,085
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 3.33%, 1/1/18(4)	794,383	756,388
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	205,358	205,871
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	851,820	853,946
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	121,109	122,003
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	363,469	366,549
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	43,281	44,379
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	147,331	146,780
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	132,375	138,773
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 1A5 SEQ, 6.00%, 7/25/37	747,805	751,920
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	678,102	682,768
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	63,133	66,633
		48,256,572
U.S. Government Agency Collateralized Mortgage Obligations — 4.6%
FHLMC, Series 2015-HQ2, Class M3, VRN, 4.80%, 1/25/18, resets monthly off the 1-month LIBOR plus 3.25%	550,000	624,445
FHLMC, Series 2016-DNA4, Class M2, VRN, 2.85%, 1/25/18, resets monthly off the 1-month LIBOR plus 1.30%	1,000,000	1,015,173
FHLMC, Series 2016-HQA3, Class M2, VRN, 2.90%, 1/25/18, resets monthly off the 1-month LIBOR plus 1.35%	1,250,000	1,268,677
FHLMC, Series 2017-DNA2, Class M1, VRN, 2.75%, 1/25/18, resets monthly off the 1-month LIBOR plus 1.20%	3,375,854	3,429,693
FHLMC, Series 2017-HQA2, Class M1, VRN, 2.35%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.80%	1,445,208	1,450,134
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	37,502	37,520
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	21,502	21,606
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	127,689	128,151
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	27,479	27,590
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	66,225	66,339
FNMA, Series 2006-60, Class KF, VRN, 1.85%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.30%	843,691	842,800
FNMA, Series 2009-33, Class FB, VRN, 2.37%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.82%	1,003,315	1,025,994
FNMA, Series 2014-C02, Class 1M2, VRN, 4.15%, 1/25/18, resets monthly off the 1-month LIBOR plus 2.60%	507,000	538,530
FNMA, Series 2014-C02, Class 2M2, VRN, 4.15%, 1/25/18, resets monthly off the 1-month LIBOR plus 2.60%	1,963,927	2,058,994
FNMA, Series 2016-C03, Class 2M2, VRN, 7.45%, 1/25/18, resets monthly off the 1-month LIBOR plus 5.90%	500,000	580,658
FNMA, Series 2016-C04, Class 1M2, VRN, 5.80%, 1/25/18, resets monthly off the 1-month LIBOR plus 4.25%	750,000	850,596
FNMA, Series 2017-C03, Class 1M1, VRN, 2.50%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.95%	2,902,869	2,926,435
FNMA, Series 2017-C03, Class 1M2, VRN, 4.55%, 1/25/18, resets monthly off the 1-month LIBOR plus 3.00%	1,200,000	1,263,033
FNMA, Series 2017-C05, Class 1M2, VRN, 3.75%, 1/25/18, resets monthly off the 1-month LIBOR plus 2.20%	500,000	505,655

FNMA, Series 2017-C06, Class 2M1, VRN, 2.30%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.75%	727,466	729,353
		19,391,376
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $66,749,030)		67,647,948
U.S. TREASURY SECURITIES — 14.3%
U.S. Treasury Notes, 1.625%, 7/31/19	7,500,000	7,472,863
U.S. Treasury Notes, 1.75%, 9/30/19	2,000,000	1,995,580
U.S. Treasury Notes, 1.50%, 10/31/19	4,000,000	3,972,489
U.S. Treasury Notes, 1.50%, 11/30/19	14,000,000	13,898,249
U.S. Treasury Notes, 1.375%, 1/15/20	20,800,000	20,585,280
U.S. Treasury Notes, 1.50%, 8/15/20	1,800,000	1,780,127
U.S. Treasury Notes, 1.375%, 9/15/20	6,000,000	5,914,575
U.S. Treasury Notes, 1.375%, 10/31/20(5)	2,000,000	1,967,833
U.S. Treasury Notes, 1.875%, 12/15/20	1,500,000	1,495,695
U.S. Treasury Notes, 2.125%, 1/31/21	700,000	702,532
TOTAL U.S. TREASURY SECURITIES (Cost $60,223,405)		59,785,223
ASSET-BACKED SECURITIES(3) — 11.9%
Argent Securities, Inc., Series 2004-W8, Class M1, VRN, 2.38%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.83%	2,338,980	2,315,799
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(1)	1,375,000	1,375,050
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A SEQ, 1.92%, 9/20/19(1)	1,615,000	1,612,726
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.62%, 9/20/19(1)	750,000	751,049
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(1)	2,000,000	2,003,440
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	675,000	682,970
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(1)	460,273	456,043
Colony American Homes, Series 2014-2A, Class A, VRN, 2.43%, 1/17/18, resets monthly off the 1-month LIBOR plus 0.95%(1)	562,278	563,710
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.73%, 1/17/18, resets monthly off the 1-month LIBOR plus 1.25%(1)	1,675,912	1,687,396
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(1)	259,077	258,871
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(1)	433,743	433,551
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(1)	1,413,673	1,411,065
Enterprise Fleet Financing LLC, Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(1)	684,942	685,084
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 SEQ, 1.97%, 1/20/23(1)	1,400,000	1,397,544
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 2.53%, 1/10/18, resets monthly off the 1-month LIBOR plus 1.10%(1)	596,633	598,635
Hertz Vehicle Financing II LP, Series 2016-3A, Class A SEQ, 2.27%, 7/25/20(1)	1,729,000	1,721,344
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(1)	2,750,000	2,746,434
Hertz Vehicle Financing LLC, Series 2013-1A, Class B2, 2.48%, 8/25/19(1)	725,000	722,462
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	544,791	541,115
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	406,505	400,340
Hilton Grand Vacations Trust, Series 2014-AA, Class B, VRN, 2.07%, 1/25/18(1)(4)	286,945	282,344
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	544,371	540,822
Invitation Homes 2017-SFR2 Trust, Series 2017-SFR2, Class B, VRN, 2.64%, 1/17/18, resets monthly off the 1-month LIBOR plus 1.15%(1)	1,300,000	1,305,161
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	435,136	433,647
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	597,487	590,041
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	1,110,159	1,093,291
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	643,202	640,243
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	514,028	508,556
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(1)	2,259,042	2,235,532

Progress Residential 2017-SFR2 Trust, Series 2017-SFR2, Class A, 2.90%, 12/17/34(1)		2,375,000	2,363,431
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.86%, 1/17/18, resets monthly off the 1-month LIBOR plus 1.40%(1)		600,000	606,354
Progress Residential Trust, Series 2017-SFR1, Class A, 2.77%, 8/17/34(1)		1,073,157	1,065,905
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)		611,499	612,943
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(1)		588,418	588,110
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, VRN, 2.28%, 1/22/18(1)(4)		192,028	192,005
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(1)		349,401	348,627
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)		601,984	599,890
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)		581,854	581,722
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)		515,411	517,358
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)		476,630	473,198
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 1/1/18(1)(4)		1,591,139	1,588,351
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 1/1/18(1)(4)		3,209,201	3,205,704
Volvo Financial Equipment Master Owner Trust 2017-A, Series 2017-A, Class A, VRN, 1.98%, 1/16/18, resets monthly off the 1-month LIBOR plus 0.50%(1)		3,825,000	3,838,444
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)		1,941,306	1,924,647
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35(1)		1,124,560	1,109,956
TOTAL ASSET-BACKED SECURITIES (Cost $49,742,723)			49,610,910
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 3.2%
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)		1,500,000	1,522,779
COMM Mortgage Trust, Series 2017-PANW, Class A, 3.24%, 10/10/29(1)		1,000,000	1,010,659
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)		1,925,000	1,951,989
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)		1,000,000	1,015,827
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.18%, 1/15/18, resets monthly off the 1-month LIBOR plus 0.70%(1)		1,350,000	1,352,440
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 1/10/18(1)(4)		2,500,000	2,542,173
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 2.38%, 1/15/18, resets monthly off the 1-month LIBOR plus 0.90%(1)		1,650,000	1,651,106
Morgan Stanley Capital I Trust, Series 2014-CPT, Class AM, VRN, 3.40%, 1/1/18(1)(4)		1,400,000	1,427,455
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 1/1/18(1)(4)		1,000,000	1,007,083
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $13,558,180)			13,481,511
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.8%
Argentina — 0.3%
Argentine Republic Government International Bond, 6.25%, 4/22/19		1,000,000	1,046,550
Chile — 1.5%
Bonos de la Tesoreria de la Republica en pesos, 4.50%, 3/1/26	CLP	3,870,000,000	6,394,556
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $7,288,731)			7,441,106
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 1.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(4) — 1.4%
FHLMC, VRN, 1.82%, 1/15/18		$125,545	129,368
FHLMC, VRN, 1.84%, 1/15/18		248,326	256,439
FHLMC, VRN, 1.91%, 1/15/18		244,757	252,607
FHLMC, VRN, 2.07%, 1/15/18		608,097	610,910
FHLMC, VRN, 2.08%, 1/15/18		168,593	174,556
FHLMC, VRN, 2.32%, 1/15/18		457,761	458,600
FHLMC, VRN, 2.61%, 1/15/18		482,012	505,003
FHLMC, VRN, 3.20%, 1/15/18		490,647	518,542
FHLMC, VRN, 3.63%, 1/15/18		106,217	110,882

FHLMC, VRN, 3.63%, 1/15/18	237,619	249,723
FHLMC, VRN, 3.64%, 1/15/18	57,544	60,981
FHLMC, VRN, 3.74%, 1/15/18	400,059	412,447
FHLMC, VRN, 4.06%, 1/15/18	140,570	146,140
FHLMC, VRN, 4.06%, 1/15/18	254,926	265,529
FNMA, VRN, 2.99%, 1/25/18	249,551	258,816
FNMA, VRN, 2.99%, 1/25/18	359,910	373,752
FNMA, VRN, 3.02%, 1/25/18	477,909	488,834
FNMA, VRN, 3.32%, 1/25/18	50,801	52,864
FNMA, VRN, 3.32%, 1/25/18	447,393	460,895
FNMA, VRN, 3.41%, 1/25/18	7,000	7,334
FNMA, VRN, 3.44%, 1/25/18	106,498	111,053
		5,905,275
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, 5.50%, 12/1/36	1,903	2,100
FNMA, 5.00%, 7/1/20	11,274	11,586
FNMA, 5.50%, 7/1/36	2,251	2,492
		16,178
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $5,911,295)		5,921,453
TEMPORARY CASH INVESTMENTS — 3.9%
Credit Agricole Corporate and Investment Bank, 1.35%, 1/2/18(6)	6,620,000	6,618,950
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 8/31/18 - 11/15/46, valued at $1,607,122), in a joint trading account at 1.10%, dated 12/29/17, due 1/2/18 (Delivery value $1,572,656)		1,572,464
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/24, valued at $2,629,287), at 0.54%, dated 12/29/17, due 1/2/18 (Delivery value $2,574,154)		2,574,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	53,611	53,611
U.S. Treasury Bills 1.42%, 10/11/18(6)	5,500,000	5,428,482
TOTAL TEMPORARY CASH INVESTMENTS (Cost $16,259,927)		16,247,507
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $416,038,245)		416,157,337
OTHER ASSETS AND LIABILITIES — 0.4%		1,572,366
TOTAL NET ASSETS — 100.0%		$417,729,703

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,653,217	USD	1,268,761	JPMorgan Chase Bank N.A.	3/21/18	$20,966
USD	2,533,711	AUD	3,306,435	JPMorgan Chase Bank N.A.	3/21/18	(45,743)
CHF	73,056	USD	75,377	UBS AG	3/21/18	9
USD	4,644,680	CHF	4,561,865	UBS AG	3/21/18	(62,655)
CLP	72,472,696	USD	116,456	Goldman Sachs & Co.	3/21/18	1,246
USD	2,145,009	CLP	1,334,410,196	Goldman Sachs & Co.	3/21/18	(22,181)
USD	4,255,524	CLP	2,645,021,000	Goldman Sachs & Co.	3/21/18	(40,205)
EUR	81,048	USD	96,281	JPMorgan Chase Bank N.A.	3/21/18	1,415
USD	731,364	EUR	615,905	JPMorgan Chase Bank N.A.	3/21/18	(11,057)
HUF	37,201,226	USD	144,634	JPMorgan Chase Bank N.A.	3/21/18	(436)
USD	4,213,136	HUF	1,119,156,474	JPMorgan Chase Bank N.A.	3/21/18	(124,903)
JPY	520,625,506	USD	4,655,092	JPMorgan Chase Bank N.A.	3/22/18	(16,362)
MYR	17,191,447	USD	4,228,098	Goldman Sachs & Co.	3/21/18	(1,165)
NOK	70,169,401	USD	8,429,769	JPMorgan Chase Bank N.A.	3/21/18	134,773
USD	176,655	NOK	1,444,061	JPMorgan Chase Bank N.A.	3/21/18	400
USD	1,255,902	NZD	1,797,175	JPMorgan Chase Bank N.A.	3/21/18	(16,538)
PLN	426,515	USD	122,781	Goldman Sachs & Co.	3/21/18	(219)
USD	2,104,883	PLN	7,534,217	Goldman Sachs & Co.	3/21/18	(60,116)
USD	2,086,853	PLN	7,473,855	Goldman Sachs & Co.	3/21/18	(60,800)
RUB	124,499,896	USD	2,094,195	Goldman Sachs & Co.	3/21/18	42,266
USD	5,709,143	THB	184,690,789	Goldman Sachs & Co.	3/21/18	31,852
TRY	8,086,055	USD	2,052,142	Goldman Sachs & Co.	3/21/18	32,205
USD	56,275	TRY	215,545	Goldman Sachs & Co.	3/21/18	714
TWD	37,894,173	USD	1,275,039	JPMorgan Chase Bank N.A.	3/21/18	13,545
						$(182,989)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	561	March 2018	USD	112,200,000	$120,115,360	$(189,163)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	99	March 2018	USD	9,900,000	$12,280,641	$4,140
U.S. Treasury 5-Year Notes	242	March 2018	USD	24,200,000	28,111,703	47,122
					$40,392,344	$51,262

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Type**	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value***
Markit CDX North America High Yield Index Series 29	Sell	5.00%	12/20/22	$6,950,000	$533,724	$53,473	$587,197
Markit CDX North America Investment Grade Index Series 29	Sell	1.00%	12/20/22	$6,000,000	113,103	31,868	144,971
					$646,827	$85,341	$732,168

*Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Goldman Sachs & Co.	BZDIOVRA	Receive	8.03%	1/2/19	BRL	93,679,000	$(337,208)
Goldman Sachs & Co.	BZDIOVRA	Pay	9.82%	1/2/23	BRL	24,304,000	58,327
Morgan Stanley	BZDIOVRA	Receive	7.51%	1/2/19	BRL	103,013,000	(188,525)
Morgan Stanley	BZDIOVRA	Pay	9.48%	1/2/23	BRL	22,574,000	(78,968)
							$(546,374)

*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
JPY	-	Japanese Yen
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
RUB	-	Russian Ruble
SEQ	-	Sequential Payer
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $109,941,871, which represented 26.3% of total net assets.

(2)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,172,586.

(6)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	196,021,679	—
Collateralized Mortgage Obligations	—	67,647,948	—
U.S. Treasury Securities	—	59,785,223	—
Asset-Backed Securities	—	49,610,910	—
Commercial Mortgage-Backed Securities	—	13,481,511	—
Sovereign Governments and Agencies	—	7,441,106	—
U.S. Government Agency Mortgage-Backed Securities	—	5,921,453	—
Temporary Cash Investments	53,611	16,193,896	—
	53,611	416,103,726	—
Other Financial Instruments
Futures Contracts	51,262	—	—
Swap Agreements	—	790,495	—
Forward Foreign Currency Exchange Contracts	—	279,391	—
	51,262	1,069,886	—

Liabilities
Other Financial Instruments
Futures Contracts	189,163	—	—
Swap Agreements	—	604,701	—
Forward Foreign Currency Exchange Contracts	—	462,380	—
	189,163	1,067,081	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short Duration Inflation Protection Bond Fund
December 31, 2017

Short Duration Inflation Protection Bond - Schedule of Investments
DECEMBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 86.3%
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19(1)	217,378,420	216,959,397
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19	43,378,887	44,742,526
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	86,119,830	88,413,964
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	200,864,310	200,536,477
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	176,611,896	182,431,424
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	73,293,350	75,512,943
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	425,454,512	423,955,810
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	49,248,450	50,219,961
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	75,361,053	75,097,406
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22	64,760,501	64,338,499
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	6,006,672	6,002,404
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	103,122,795	102,393,313
TOTAL U.S. TREASURY SECURITIES (Cost $1,539,118,983)		1,530,604,124
CORPORATE BONDS — 3.9%
Auto Components — 0.2%
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	3,090,000	3,231,800
ZF North America Capital, Inc., 4.00%, 4/29/20(2)	644,000	669,599
		3,901,399
Automobiles — 0.1%
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	300,000	303,081
Ford Motor Credit Co. LLC, 2.375%, 3/12/19	1,000,000	1,000,576
General Motors Financial Co., Inc., 3.25%, 5/15/18	1,000,000	1,003,847
		2,307,504
Banks — 0.3%
Banco de Credito del Peru, 2.25%, 10/25/19(2)	1,400,000	1,401,750
CIT Group, Inc., 5.375%, 5/15/20	1,200,000	1,270,500
Finansbank AS, MTN, 6.25%, 4/30/19	2,200,000	2,268,798
		4,941,048
Chemicals†
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	205,384
Containers and Packaging — 0.2%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.625%, 5/15/23(2)	2,000,000	2,047,500
Ball Corp., 4.375%, 12/15/20	950,000	986,813
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	998,181	1,014,401
		4,048,714
Diversified Financial Services — 0.1%
Ally Financial, Inc., 3.60%, 5/21/18	1,500,000	1,506,375
MUFG Union Bank N.A., 2.625%, 9/26/18	390,000	391,361
		1,897,736
Diversified Telecommunication Services†
Frontier Communications Corp., 8.50%, 4/15/20	394,000	328,005
Energy Equipment and Services — 0.1%
Pride International LLC, 6.875%, 8/15/20	950,000	996,313

Equity Real Estate Investment Trusts (REITs) — 0.1%
Equinix, Inc., 5.375%, 4/1/23	1,000,000	1,039,000
Food and Staples Retailing — 0.1%
Dollar Tree, Inc., 5.75%, 3/1/23	1,160,000	1,217,275
Gas Utilities — 0.1%
Energy Transfer Equity LP, 7.50%, 10/15/20	727,000	801,518
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(2)	400,000	400,707
Magellan Midstream Partners LP, 6.55%, 7/15/19	270,000	286,073
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.125%, 11/15/19	1,250,000	1,260,937
		2,749,235
Health Care Equipment and Supplies†
Mallinckrodt International Finance SA, 3.50%, 4/15/18	500,000	499,375
Health Care Providers and Services — 0.6%
DaVita, Inc., 5.75%, 8/15/22	1,515,000	1,559,503
DaVita, Inc., 5.125%, 7/15/24	1,516,000	1,534,003
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(2)	1,580,000	1,628,378
HCA, Inc., 4.25%, 10/15/19	3,280,000	3,357,900
HCA, Inc., 7.69%, 6/15/25	100,000	113,750
Tenet Healthcare Corp., 4.75%, 6/1/20	2,370,000	2,423,325
		10,616,859
Hotels, Restaurants and Leisure — 0.1%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(2)	1,030,000	1,057,038
Household Durables — 0.2%
Lennar Corp., 2.95%, 11/29/20(2)	2,350,000	2,344,125
Toll Brothers Finance Corp., 4.00%, 12/31/18	1,480,000	1,507,750
		3,851,875
Household Products — 0.1%
Spectrum Brands, Inc., 6.625%, 11/15/22	1,200,000	1,245,000
Internet Software and Services — 0.1%
Symantec Corp., 4.20%, 9/15/20	1,200,000	1,239,000
Media — 0.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 2/15/23	2,380,000	2,439,500
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	1,450,000	1,495,312
Sirius XM Radio, Inc., 6.00%, 7/15/24(2)	2,450,000	2,597,000
		6,531,812
Metals and Mining — 0.2%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(2)	1,600,000	1,752,000
Steel Dynamics, Inc., 5.25%, 4/15/23	1,500,000	1,552,500
		3,304,500
Multi-Utilities — 0.1%
CMS Energy Corp., 8.75%, 6/15/19	205,000	223,122
IPALCO Enterprises, Inc., 3.45%, 7/15/20	700,000	710,500
		933,622
Oil, Gas and Consumable Fuels — 0.2%
Encana Corp., 3.90%, 11/15/21	1,100,000	1,131,357
Petroleos Mexicanos, 6.00%, 3/5/20	250,000	265,562
Petroleos Mexicanos, 6.375%, 2/4/21	2,700,000	2,941,650
		4,338,569
Pharmaceuticals — 0.2%
Allergan Funding SCS, 2.35%, 3/12/18	1,620,000	1,621,341

Quintiles IMS, Inc., 4.875%, 5/15/23(2)	2,530,000	2,618,550
		4,239,891
Semiconductors and Semiconductor Equipment — 0.1%
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(2)	1,050,000	1,077,857
Technology Hardware, Storage and Peripherals — 0.3%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(2)	900,000	936,000
Dell International LLC / EMC Corp., 3.48%, 6/1/19(2)	800,000	810,228
EMC Corp., 2.65%, 6/1/20	1,950,000	1,926,286
Seagate HDD Cayman, 4.25%, 3/1/22(2)	667,000	675,687
Western Digital Corp., 7.375%, 4/1/23(2)	1,000,000	1,081,250
		5,429,451
Wireless Telecommunication Services†
Sprint Communications, Inc., 9.00%, 11/15/18(2)	371,000	390,978
TOTAL CORPORATE BONDS (Cost $68,414,447)		68,387,440
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 3.6%
Private Sponsor Collateralized Mortgage Obligations — 3.0%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	66,432	68,441
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.54%, 1/1/18(4)	587,126	594,698
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.73%, 1/1/18(4)	926,018	905,307
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.67%, 1/1/18, resets annually off the 1-year H15T1Y plus 2.25%	1,331,936	1,337,844
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 3.37%, 1/1/18(4)	446,575	435,661
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.54%, 1/1/18(4)	491,992	489,055
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	577,917	590,220
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.35%, 1/1/18(4)	512,330	507,856
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 3.38%, 1/1/18(4)	676,606	622,453
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 1/1/18(2)(4)	4,651,897	4,722,108
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A5 SEQ, 5.25%, 7/25/35	743,124	774,998
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.47%, 1/1/18(4)	563,288	576,548
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.64%, 1/1/18(4)	976,588	955,094
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.67%, 1/1/18(4)	598,361	607,425
JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, VRN, 3.56%, 1/1/18(4)	580,186	521,864
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	397,497	416,174
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.04%, 1/1/18(4)	190,816	189,130
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.05%, 1/25/18, resets monthly off the 1-month LIBOR plus 1.50%(2)	4,458,529	4,586,679
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.90%, 1/1/18(4)	21,262	21,954
Residential Accredit Loans, Inc., Series 2006-QS17, Class A5, 6.00%, 12/25/36	1,042,780	928,018
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(2)	555,146	577,465
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 1/1/18(2)(4)	1,178,409	1,189,591
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 1/1/18(2)(4)	3,661,016	3,723,995
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 1/1/18(2)(4)	4,691,129	4,786,407
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.37%, 1/1/18(4)	1,430,530	1,438,907
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.29%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.74%	614,758	587,369
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 3.52%, 1/25/18(4)	1,697,719	1,660,959
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.74%, 1/1/18(4)	208,018	212,348
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	813,620	804,848
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.47%, 1/1/18(4)	1,491,930	1,571,351
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.47%, 1/1/18(4)	816,935	840,661

Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.48%, 1/1/18(4)	607,430	615,319
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 3.42%, 1/1/18(4)	790,056	797,521
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	661,415	662,276
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	587,987	583,759
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	366,668	362,284
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	956,521	965,708
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	434,663	433,186
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 3.21%, 1/1/18(4)	1,858,740	1,810,317
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 3.63%, 1/1/18(4)	1,018,656	1,006,294
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.61%, 1/1/18(4)	293,899	288,625
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.72%, 1/1/18(4)	441,793	434,559
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 3.54%, 1/1/18(4)	950,136	960,226
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR7, Class 2A1, VRN, 3.34%, 1/1/18(4)	515,098	511,402
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	322,706	323,511
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	874,334	876,516
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	814,540	820,549
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	218,082	219,929
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	77,905	79,882
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	1,045,205	1,041,298
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	211,801	222,036
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A2, 5.25%, 3/25/37	497,186	509,736
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	473,469	480,562
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	1,127,258	1,135,015
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 3.81%, 1/1/18(4)	215,672	206,239
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	394,580	416,459
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 1/1/18(2)(4)	515,364	521,190
		53,529,826
U.S. Government Agency Collateralized Mortgage Obligations — 0.6%
FHLMC, Series 2017-DNA2, Class M1, VRN, 2.75%, 1/25/18, resets monthly off the 1-month LIBOR plus 1.20%	694,461	705,537
FNMA, Series 2014-C02, Class 1M2, VRN, 4.15%, 1/25/18, resets monthly off the 1-month LIBOR plus 2.60%	1,550,000	1,646,392
FNMA, Series 2014-C02, Class 2M2, VRN, 4.15%, 1/25/18, resets monthly off the 1-month LIBOR plus 2.60%	2,960,694	3,104,011
FNMA, Series 2016-C03, Class 2M2, VRN, 7.45%, 1/25/18, resets monthly off the 1-month LIBOR plus 5.90%	2,000,000	2,322,631
FNMA, Series 2016-C04, Class 1M2, VRN, 5.80%, 1/25/18, resets monthly off the 1-month LIBOR plus 4.25%	2,000,000	2,268,258
		10,046,829
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $62,374,791)		63,576,655
ASSET-BACKED SECURITIES(3) — 3.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(2)	2,250,000	2,250,082
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(2)	5,200,000	5,208,945
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(2)	2,625,000	2,655,994
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(2)	1,862,013	1,844,899
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.73%, 1/17/18, resets monthly off the 1-month LIBOR plus 1.25%(2)	5,971,182	6,012,098
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(2)	4,831,539	4,822,627
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(2)	4,450,000	4,444,230
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	321,427	319,258
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	1,187,633	1,169,620
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)	2,135,608	2,121,684
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	1,114,883	1,109,754
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	1,987,573	1,966,415

Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.86%, 1/17/18, resets monthly off the 1-month LIBOR plus 1.40%(2)	2,450,000	2,475,947
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)	2,464,161	2,469,978
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)	568,228	566,251
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(2)	2,358,042	2,357,503
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(2)	1,832,377	1,819,184
Towd Point Mortgage Trust 2017-3, Series 2017-3, Class M1, VRN, 3.50%, 1/1/18(2)(4)	5,000,000	5,027,937
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	2,731,304	2,707,866
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(2)	5,318,233	5,247,041
TOTAL ASSET-BACKED SECURITIES (Cost $56,696,519)		56,597,313
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 0.9%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 2.05%, 1/15/18, resets monthly off the 1-month LIBOR plus 0.80%(2)	2,700,000	2,700,263
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.18%, 1/15/18, resets monthly off the 1-month LIBOR plus 0.70%(2)	5,800,000	5,810,483
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class B, VRN, 2.88%, 1/15/18, resets monthly off the 1-month LIBOR plus 1.40%(2)	3,700,000	3,702,664
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 1/1/18(2)(4)	2,750,000	2,769,477
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $14,950,495)		14,982,887
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Argentina — 0.1%
Argentine Republic Government International Bond, 6.875%, 4/22/21 (Cost $2,524,551)	2,350,000	2,563,556
TEMPORARY CASH INVESTMENTS — 2.1%
Credit Agricole Corporate and Investment Bank, 1.35%, 1/2/18(5)	37,892,000	37,885,992
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,374	8,374
TOTAL TEMPORARY CASH INVESTMENTS (Cost $37,898,974)		37,894,366
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,781,978,760)		1,774,606,341
OTHER ASSETS AND LIABILITIES — (0.1)%		(940,155)
TOTAL NET ASSETS — 100.0%		$1,773,666,186

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	6,979,816	USD	5,356,660	JPMorgan Chase Bank N.A.	3/21/18	$88,516
USD	10,697,224	AUD	13,959,632	JPMorgan Chase Bank N.A.	3/21/18	(193,127)
CHF	174,111	USD	179,642	UBS AG	3/21/18	21
USD	19,609,644	CHF	19,260,004	UBS AG	3/21/18	(264,525)
USD	2,671,746	EUR	2,253,305	JPMorgan Chase Bank N.A.	3/21/18	(44,420)
HUF	124,683,888	USD	484,756	JPMorgan Chase Bank N.A.	3/21/18	(1,460)
USD	17,787,686	HUF	4,725,031,984	JPMorgan Chase Bank N.A.	3/21/18	(527,335)
JPY	2,198,059,186	USD	19,653,605	JPMorgan Chase Bank N.A.	3/22/18	(69,082)
MYR	72,581,573	USD	17,850,854	Goldman Sachs & Co.	3/21/18	(4,919)
NOK	296,119,718	USD	35,574,209	JPMorgan Chase Bank N.A.	3/21/18	568,754
USD	478,019	NOK	3,907,553	JPMorgan Chase Bank N.A.	3/21/18	1,081
USD	5,302,366	NZD	7,587,599	JPMorgan Chase Bank N.A.	3/21/18	(69,822)
PLN	1,364,368	USD	392,760	Goldman Sachs & Co.	3/21/18	(701)
USD	8,882,750	PLN	31,794,917	Goldman Sachs & Co.	3/21/18	(253,693)
USD	8,814,581	PLN	31,568,539	Goldman Sachs & Co.	3/21/18	(256,812)
RUB	525,398,162	USD	8,837,648	Goldman Sachs & Co.	3/21/18	178,364
USD	24,103,765	THB	779,756,813	Goldman Sachs & Co.	3/21/18	134,480
TRY	34,123,711	USD	8,660,181	Goldman Sachs & Co.	3/21/18	135,908
TWD	159,987,619	USD	5,383,163	JPMorgan Chase Bank N.A.	3/21/18	57,189
						$(521,583)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	828	March 2018	USD	82,800,000	$96,183,844	$(422,786)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Type**	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value***
Markit CDX North America High Yield Index Series 29	Sell	5.00%	12/20/22	$90,730,000	$6,967,947	$697,725	$7,665,672

*Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Morgan Stanley	BZDIOVRA	Receive	7.51%	1/2/19	BRL	448,519,000	$(820,838)
Morgan Stanley	BZDIOVRA	Receive	8.03%	1/2/19	BRL	429,392,140	(1,545,645)
Morgan Stanley	BZDIOVRA	Pay	9.48%	1/2/23	BRL	97,048,000	(339,492)
Morgan Stanley	BZDIOVRA	Pay	9.82%	1/2/23	BRL	111,523,144	276,681
							$(2,429,294)

*Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.24%	8/19/19	$24,500,000	$650	$(1,053,549)	$(1,052,899)
CPURNSA	Receive	2.06%	5/2/22	$22,000,000	634	(23,895)	(23,261)
CPURNSA	Receive	2.07%	5/3/22	$40,000,000	744	(71,890)	(71,146)
CPURNSA	Receive	2.02%	5/4/22	$23,500,000	643	21,324	21,967
CPURNSA	Receive	1.93%	9/5/22	$18,000,000	(610)	216,859	216,249
					$2,061	$(911,151)	$(909,090)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.24%	5/17/18	$12,000,000	$(589,358)
Bank of America N.A.	CPURNSA	Receive	1.41%	8/27/20	40,000,000	841,638
Bank of America N.A.	CPURNSA	Receive	1.49%	9/3/20	9,700,000	164,987
Barclays Bank plc	CPURNSA	Receive	2.22%	5/20/18	12,000,000	(571,553)
Barclays Bank plc	CPURNSA	Receive	1.64%	2/3/20	49,000,000	86,674
						$(67,612)

*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
HUF	-	Hungarian Forint
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
JPY	-	Japanese Yen
MTN	-	Medium Term Note
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
RUB	-	Russian Ruble
SEQ	-	Sequential Payer
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts, and/or swap agreements. At the period end, the aggregate value of securities pledged was $11,757,905.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $114,671,594, which represented 6.5% of total net assets.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(5)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	1,530,604,124	—
Corporate Bonds	—	68,387,440	—
Collateralized Mortgage Obligations	—	63,576,655	—
Asset-Backed Securities	—	56,597,313	—
Commercial Mortgage-Backed Securities	—	14,982,887	—
Sovereign Governments and Agencies	—	2,563,556	—
Temporary Cash Investments	8,374	37,885,992	—
	8,374	1,774,597,967	—
Other Financial Instruments
Swap Agreements	—	9,273,868	—
Forward Foreign Currency Exchange Contracts	—	1,164,313	—
	—	10,438,181	—

Liabilities
Other Financial Instruments
Futures Contracts	422,786	—	—
Swap Agreements	—	5,014,192	—
Forward Foreign Currency Exchange Contracts	—	1,685,896	—
	422,786	6,700,088	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short Duration Strategic Income Fund
December 31, 2017

Short Duration Strategic Income - Schedule of Investments
DECEMBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 59.9%
Auto Components — 0.9%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	200,000	207,750
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	150,000	155,963
		363,713
Automobiles — 1.4%
Ford Motor Credit Co. LLC, 2.375%, 3/12/19	250,000	250,144
General Motors Financial Co., Inc., 3.15%, 1/15/20	200,000	202,344
Jaguar Land Rover Automotive plc, 5.625%, 2/1/23(1)	125,000	128,437
		580,925
Banks — 8.3%
Bank of America Corp., VRN, 3.00%, 12/20/22(1)(2)	271,000	271,845
BBVA Banco Continental SA, 3.25%, 4/8/18(1)	130,000	130,546
CIT Group, Inc., 5.375%, 5/15/20	400,000	423,500
Citigroup, Inc., 2.70%, 3/30/21	200,000	200,681
Citigroup, Inc., 2.90%, 12/8/21	400,000	402,952
HBOS plc, MTN, 6.75%, 5/21/18(1)	300,000	305,115
ICICI Bank Ltd., 5.75%, 11/16/20	200,000	214,915
ICICI Bank Ltd. (Dubai), MTN, 4.70%, 2/21/18	65,000	65,238
Intesa Sanpaolo SpA, 3.875%, 1/16/18	300,000	300,203
Itau CorpBanca, 3.125%, 1/15/18	65,000	65,020
JPMorgan Chase & Co., 4.625%, 5/10/21	400,000	427,227
Turkiye Garanti Bankasi AS, MTN, 4.75%, 10/17/19	200,000	203,521
Wells Fargo & Co., MTN, 3.00%, 1/22/21	200,000	202,919
Zenith Bank plc, MTN, 6.25%, 4/22/19	200,000	205,453
		3,419,135
Beverages — 0.9%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	135,000	138,282
MHP SE, 8.25%, 4/2/20	200,000	217,655
		355,937
Biotechnology — 1.8%
Amgen, Inc., 1.90%, 5/10/19	400,000	398,809
Biogen, Inc., 3.625%, 9/15/22	175,000	181,533
Celgene Corp., 3.25%, 8/15/22	175,000	177,937
		758,279
Capital Markets — 0.6%
Jefferies Group LLC, 5.125%, 4/13/18	250,000	252,067
Chemicals — 1.4%
Ecolab, Inc., 4.35%, 12/8/21	163,000	173,636
Sherwin-Williams Co. (The), 2.25%, 5/15/20	400,000	398,865
		572,501
Commercial Services and Supplies — 0.5%
Waste Management, Inc., 4.75%, 6/30/20	200,000	211,801
Communications Equipment — 1.0%
HTA Group Ltd., 9.125%, 3/8/22	200,000	215,030

IHS Netherlands Holdco BV, 9.50%, 10/27/21(1)	200,000	215,873
		430,903
Construction Materials — 1.0%
Cemex SAB de CV, 6.125%, 5/5/25	200,000	213,900
Owens Corning, 4.20%, 12/15/22	200,000	209,906
		423,806
Consumer Finance — 2.0%
American Express Credit Corp., MTN, 2.60%, 9/14/20	400,000	402,148
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	200,000	208,500
Synchrony Financial, 2.60%, 1/15/19	225,000	225,465
		836,113
Containers and Packaging — 1.2%
Ball Corp., 5.00%, 3/15/22	250,000	267,813
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	200,000	207,250
		475,063
Diversified Financial Services — 5.4%
Ally Financial, Inc., 3.50%, 1/27/19	410,000	413,075
Banco Santander SA, 3.50%, 4/11/22	200,000	204,106
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	400,000	409,618
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	400,000	398,291
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	200,000	212,121
Morgan Stanley, MTN, 5.625%, 9/23/19	350,000	368,948
S&P Global, Inc., 3.30%, 8/14/20	200,000	203,830
		2,209,989
Diversified Telecommunication Services — 2.1%
AT&T, Inc., 3.875%, 8/15/21	350,000	362,879
Orange SA, 4.125%, 9/14/21	300,000	317,297
Verizon Communications, Inc., 3.00%, 11/1/21	200,000	202,389
		882,565
Energy Equipment and Services — 0.5%
Nabors Industries, Inc., 6.15%, 2/15/18	140,000	140,700
Transocean, Inc., 9.00%, 7/15/23(1)	75,000	81,375
		222,075
Equity Real Estate Investment Trusts (REITs) — 1.0%
Essex Portfolio LP, 3.625%, 8/15/22	200,000	205,706
VEREIT Operating Partnership LP, 4.125%, 6/1/21	200,000	207,759
		413,465
Food and Staples Retailing — 0.6%
Kroger Co. (The), 2.30%, 1/15/19	250,000	250,250
Gas Utilities — 4.7%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	100,000	103,927
Energy Transfer LP, 4.15%, 10/1/20	200,000	206,641
Enterprise Products Operating LLC, VRN, 5.08%, 2/1/18, resets quarterly off the 3-month LIBOR plus 3.71%	200,000	200,250
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	120,000	120,562
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20(1)	81,425	84,495
Rockies Express Pipeline LLC, 6.85%, 7/15/18(1)	125,000	127,812
Rockies Express Pipeline LLC, 6.00%, 1/15/19(1)	125,000	129,062
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	200,000	214,535
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	350,000	343,777

TransCanada PipeLines Ltd., VRN, 3.63%, 2/15/18, resets quarterly off the 3-month LIBOR plus 2.21%	200,000	184,712
Williams Partners LP, 4.125%, 11/15/20	200,000	207,793
		1,923,566
Health Care Equipment and Supplies — 0.7%
Mallinckrodt International Finance SA, 3.50%, 4/15/18	125,000	124,844
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	175,000	180,764
		305,608
Health Care Providers and Services — 2.8%
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	150,000	135,750
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(1)	400,000	412,248
HCA, Inc., 3.75%, 3/15/19	210,000	212,362
Tenet Healthcare Corp., 4.75%, 6/1/20	200,000	204,500
UnitedHealth Group, Inc., 2.875%, 12/15/21	200,000	202,636
		1,167,496
Hotels, Restaurants and Leisure — 1.5%
International Game Technology plc, 6.25%, 2/15/22(1)	175,000	189,437
MGM Resorts International, 6.625%, 12/15/21	200,000	219,940
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	175,000	192,361
		601,738
Household Durables — 1.1%
Toll Brothers Finance Corp., 4.00%, 12/31/18	200,000	203,750
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	235,000	240,875
		444,625
Insurance — 2.0%
American International Group, Inc., 4.125%, 2/15/24	235,000	248,588
International Lease Finance Corp., 4.625%, 4/15/21	235,000	247,805
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	300,000	321,409
		817,802
Internet and Direct Marketing Retail — 0.5%
Alibaba Group Holding Ltd., 2.50%, 11/28/19	200,000	200,613
Internet Software and Services — 0.5%
Netflix, Inc., 5.375%, 2/1/21	200,000	212,250
IT Services — 0.7%
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	300,000	306,475
Machinery — 0.4%
Oshkosh Corp., 5.375%, 3/1/22	175,000	180,688
Media — 4.0%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.58%, 7/23/20	200,000	203,835
CSC Holdings LLC, 6.75%, 11/15/21	210,000	225,750
Discovery Communications LLC, 5.625%, 8/15/19	92,000	96,532
DISH DBS Corp., 5.125%, 5/1/20	200,000	204,750
Lamar Media Corp., 5.875%, 2/1/22	125,000	127,969
Liquid Telecommunications Financing plc, 8.50%, 7/13/22(1)	200,000	211,358
TBG Global Pte Ltd., 5.25%, 2/10/22	200,000	204,840
Viacom, Inc., 3.125%, 6/15/22	150,000	148,524
VTR Finance BV, 6.875%, 1/15/24	200,000	211,500
		1,635,058
Metals and Mining — 1.3%
Freeport-McMoRan, Inc., 6.75%, 2/1/22	300,000	311,063

Teck Resources Ltd., 4.75%, 1/15/22	210,000	220,248
		531,311
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Starwood Property Trust, Inc., 5.00%, 12/15/21	210,000	218,400
Multi-Utilities — 1.3%
Pampa Energia SA, 7.50%, 1/24/27	150,000	165,021
Progress Energy, Inc., 3.15%, 4/1/22	200,000	202,747
Sempra Energy, 2.875%, 10/1/22	175,000	174,939
		542,707
Oil, Gas and Consumable Fuels — 2.1%
Gazprom OAO Via Gaz Capital SA, 9.25%, 4/23/19	200,000	216,117
Petroleos Mexicanos, 4.875%, 1/24/22	200,000	208,950
Sanchez Energy Corp., 7.75%, 6/15/21	75,000	70,875
Sunoco LP / Sunoco Finance Corp., 5.50%, 8/1/20	135,000	138,966
YPF SA, 8.75%, 4/4/24	200,000	230,200
		865,108
Paper and Forest Products — 0.5%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	200,000	215,773
Pharmaceuticals — 1.0%
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	275,000	270,882
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(1)	125,000	126,406
		397,288
Semiconductors and Semiconductor Equipment — 0.5%
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	200,000	202,750
Software — 0.4%
Activision Blizzard, Inc., 2.30%, 9/15/21	175,000	172,837
Technology Hardware, Storage and Peripherals — 1.3%
Dell International LLC / EMC Corp., 3.48%, 6/1/19(1)	275,000	278,516
Seagate HDD Cayman, 4.25%, 3/1/22(1)	242,000	245,152
		523,668
Wireless Telecommunication Services — 1.5%
Comunicaciones Celulares SA Via Comcel Trust, 6.875%, 2/6/24	200,000	207,886
Digicel Group Ltd., 8.25%, 9/30/20	200,000	197,260
T-Mobile USA, Inc., 6.625%, 4/1/23	200,000	209,000
		614,146
TOTAL CORPORATE BONDS (Cost $24,869,532)		24,738,494
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 15.5%
Private Sponsor Collateralized Mortgage Obligations — 7.7%
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.83%, 1/1/18(4)	42,702	42,625
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.54%, 1/1/18(4)	78,284	79,293
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.73%, 1/1/18(4)	108,035	105,619
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.67%, 11/1/18, resets annually off the 1-year H15T1Y plus 2.25%	33,298	33,446
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.16%, 1/1/18(4)	91,639	90,900
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.54%, 1/1/18(4)	97,104	96,524
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 3.18%, 4/1/18, resets annually off the 1-year H15T1Y plus 2.15%	125,283	126,817
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 3.38%, 1/1/18(4)	60,538	55,693
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.47%, 1/1/18(4)	70,411	72,069
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.53%, 1/1/18(4)	227,507	229,913

Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.04%, 1/1/18(4)	38,163	39,087
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 1/1/18(1)(4)	739,056	754,926
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 3.45%, 1/1/18(4)	108,921	113,844
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.29%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.74%	120,756	115,376
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.08%, 1/1/18(4)	69,653	68,680
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.56%, 1/1/18(4)	9,968	10,316
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.51%, 1/1/18(4)	36,317	37,206
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.48%, 1/1/18(4)	60,743	61,532
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 3.46%, 1/1/18(4)	100,000	102,068
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 3.38%, 1/1/18(4)	66,437	66,141
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 3.28%, 1/1/18(4)	143,631	145,263
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 3.39%, 1/1/18(4)	56,195	56,818
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.61%, 1/1/18(4)	36,131	35,482
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.72%, 1/1/18(4)	142,699	140,363
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 3.70%, 1/1/18(4)	211,940	198,461
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 3.33%, 1/1/18(4)	105,918	100,852
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	54,646	54,782
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	30,297	31,065
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 6/25/37	117,733	117,358
		3,182,519
U.S. Government Agency Collateralized Mortgage Obligations — 7.8%
FHLMC, Series 2015-HQ2, Class M3, VRN, 4.80%, 1/25/18, resets monthly off the 1-month LIBOR plus 3.25%	100,000	113,535
FHLMC, Series 2017-DNA2, Class M1, VRN, 2.75%, 1/25/18, resets monthly off the 1-month LIBOR plus 1.20%	723,397	734,934
FNMA, Series 2014-C02, Class 2M2, VRN, 4.15%, 1/25/18, resets monthly off the 1-month LIBOR plus 2.60%	345,414	362,135
FNMA, Series 2016-C03, Class 2M2, VRN, 7.45%, 1/25/18, resets monthly off the 1-month LIBOR plus 5.90%	50,000	58,066
FNMA, Series 2016-C04, Class 1M2, VRN, 5.80%, 1/25/18, resets monthly off the 1-month LIBOR plus 4.25%	100,000	113,413
FNMA, Series 2017-C03, Class 1M1, VRN, 2.50%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.95%	891,596	898,833
FNMA, Series 2017-C03, Class 1M2, VRN, 4.55%, 1/25/18, resets monthly off the 1-month LIBOR plus 3.00%	125,000	131,566
FNMA, Series 2017-C05, Class 1M2, VRN, 3.75%, 1/25/18, resets monthly off the 1-month LIBOR plus 2.20%	250,000	252,828
FNMA, Series 2017-C06, Class 1M1, VRN, 2.30%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.75%	253,633	254,544
FNMA, Series 2017-C06, Class 2M1, VRN, 2.30%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.75%	290,986	291,741
		3,211,595
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,309,434)		6,394,114
ASSET-BACKED SECURITIES(3) — 13.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(1)	150,000	150,005
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A SEQ, 1.92%, 9/20/19(1)	200,000	199,718
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class B, 3.66%, 2/20/20(1)	200,000	202,029
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(1)	250,000	250,430
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	167,372	166,388
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(1)	41,843	41,458
Colony American Homes, Series 2014-2A, Class A, VRN, 2.43%, 1/17/18, resets monthly off the 1-month LIBOR plus 0.95%(1)	33,075	33,159
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.73%, 1/17/18, resets monthly off the 1-month LIBOR plus 1.25%(1)	199,039	200,403
Enterprise Fleet Financing LLC, Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(1)	195,698	195,738
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 SEQ, 1.97%, 1/20/23(1)	125,000	124,781
Hertz Vehicle Financing II LP, Series 2016-3A, Class A SEQ, 2.27%, 7/25/20(1)	200,000	199,114
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(1)	350,000	349,546
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	38,135	37,878

Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	318,828	313,992
Hilton Grand Vacations Trust, Series 2014-AA, Class B, VRN, 2.07%, 1/25/18(1)(4)	63,766	62,743
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	41,875	41,602
Invitation Homes 2017-SFR2 Trust, Series 2017-SFR2, Class B, VRN, 2.64%, 1/17/18, resets monthly off the 1-month LIBOR plus 1.15%(1)	125,000	125,496
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 2.34%, 1/17/18, resets monthly off the 1-month LIBOR plus 0.85%(1)	149,373	150,168
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	114,761	114,369
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	155,971	154,027
MVW Owner Trust, Series 2013-1A, Class B, 2.74%, 4/22/30(1)	34,793	34,451
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	77,906	76,722
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	34,269	33,904
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(1)	192,259	190,258
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.86%, 1/17/18, resets monthly off the 1-month LIBOR plus 1.40%(1)	50,000	50,530
Progress Residential Trust, Series 2017-SFR1, Class A, 2.77%, 8/17/34(1)	99,829	99,154
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	48,436	48,550
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(1)	50,560	50,533
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, VRN, 2.28%, 1/20/18(1)(4)	16,595	16,593
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	56,260	56,065
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.43%, 6/20/32(1)	63,719	63,422
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)	153,120	153,085
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	31,775	31,547
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39(1)	211,750	209,137
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 1/1/18(1)(4)	740,585	739,778
Volvo Financial Equipment Master Owner Trust 2017-A, Series 2017-A, Class A, VRN, 1.98%, 1/16/18, resets monthly off the 1-month LIBOR plus 0.50%(1)	375,000	376,318
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	162,578	161,183
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35(1)	117,142	115,620
TOTAL ASSET-BACKED SECURITIES (Cost $5,638,141)		5,619,894
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 4.9%
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	150,000	152,278
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.72%, 1/1/18(4)	260,000	278,751
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 1/1/18(4)	75,000	78,809
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 1/1/18(4)	125,000	130,182
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(1)	250,000	254,008
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.18%, 1/15/18, resets monthly off the 1-month LIBOR plus 0.70%(1)	150,000	150,271
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 1/10/18(1)(4)	250,000	254,217
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 1/1/18(4)	250,000	256,823
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 4.97%, 1/1/18(4)	190,000	197,843
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class B, VRN, 2.88%, 1/15/18, resets monthly off the 1-month LIBOR plus 1,40%(1)	75,000	75,054
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 1/1/18(1)(4)	200,000	201,417
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,036,771)		2,029,653
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.4%
Argentina — 0.4%
Argentine Republic Government International Bond, 6.875%, 4/22/21	150,000	163,631
Egypt — 0.5%
Egypt Government International Bond, 6.125%, 1/31/22	200,000	209,644

South Africa — 0.5%
Republic of South Africa Government International Bond, 5.50%, 3/9/20	200,000	210,402
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $580,810)		583,677
U.S. TREASURY SECURITIES — 0.2%
U.S. Treasury Bills, 1.30%, 5/3/18(5)(6) (Cost $99,568)	100,000	99,532
MUNICIPAL SECURITIES — 0.2%
State of Illinois GO, 4.35%, 6/1/18 (Cost $80,505)	80,000	80,567
COMMON STOCKS — 0.1%
Energy Equipment and Services — 0.1%
Basic Energy Services, Inc.(7) (Cost $134,410)	2,388	56,047
TEMPORARY CASH INVESTMENTS — 3.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,569,576)	1,569,576	1,569,576
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $41,318,747)		41,171,554
OTHER ASSETS AND LIABILITIES — 0.4%		144,657
TOTAL NET ASSETS — 100.0%		$41,316,211

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	160,109	USD	122,876	JPMorgan Chase Bank N.A.	3/21/18	$2,030
USD	242,164	AUD	321,564	JPMorgan Chase Bank N.A.	3/21/18	(8,698)
USD	289,863	CHF	284,901	UBS AG	3/21/18	(4,122)
USD	163,531	CHF	160,615	UBS AG	3/21/18	(2,206)
COP	376,535,116	USD	124,269	Goldman Sachs & Co.	3/21/18	1,069
USD	124,598	COP	376,535,116	Goldman Sachs & Co.	3/21/18	(740)
USD	55,571	EUR	46,779	JPMorgan Chase Bank N.A.	3/21/18	(817)
USD	6,766	EUR	5,698	JPMorgan Chase Bank N.A.	3/21/18	(102)
HUF	2,135,711	USD	8,303	JPMorgan Chase Bank N.A.	3/21/18	(25)
USD	242,891	HUF	64,312,703	JPMorgan Chase Bank N.A.	3/21/18	(6,396)
USD	169,350	HUF	44,985,199	JPMorgan Chase Bank N.A.	3/21/18	(5,021)
IDR	6,094,568,029	USD	446,325	Goldman Sachs & Co.	3/21/18	1,806
IDR	1,412,389,558	USD	103,517	Goldman Sachs & Co.	3/21/18	335
USD	139,253	IDR	1,907,762,366	Goldman Sachs & Co.	3/21/18	(1,024)
USD	121,552	INR	7,919,717	Goldman Sachs & Co.	3/21/18	(1,625)
JPY	894,240	USD	7,974	Credit Suisse AG	3/22/18	(6)
JPY	50,248,471	USD	445,803	JPMorgan Chase Bank N.A.	3/22/18	1,906
MYR	1,169,646	USD	287,135	Goldman Sachs & Co.	3/21/18	450
MYR	510,422	USD	125,457	Goldman Sachs & Co.	3/21/18	43
NOK	1,669,200	USD	200,215	JPMorgan Chase Bank N.A.	3/21/18	3,519
NOK	42,641	USD	5,123	JPMorgan Chase Bank N.A.	3/21/18	82
NOK	5,130,803	USD	621,335	JPMorgan Chase Bank N.A.	3/21/18	4,907
NOK	60,417	USD	7,241	JPMorgan Chase Bank N.A.	3/21/18	133
USD	11,764	NOK	96,164	JPMorgan Chase Bank N.A.	3/21/18	27
USD	122,653	NZD	175,514	JPMorgan Chase Bank N.A.	3/21/18	(1,615)
PHP	14,500,754	USD	285,279	Goldman Sachs & Co.	3/21/18	4,422
USD	284,982	PHP	14,500,754	Goldman Sachs & Co.	3/21/18	(4,719)
PLN	21,474	USD	6,182	Goldman Sachs & Co.	3/21/18	(11)
USD	409,254	PLN	1,465,703	Goldman Sachs & Co.	3/21/18	(11,924)
RUB	12,149,117	USD	204,359	Goldman Sachs & Co.	3/21/18	4,124
SEK	514,133	USD	61,115	JPMorgan Chase Bank N.A.	3/21/18	1,855
USD	61,359	SEK	514,133	JPMorgan Chase Bank N.A.	3/21/18	(1,611)
THB	9,303,329	USD	287,406	Goldman Sachs & Co.	3/21/18	(1,427)
USD	655,659	THB	21,341,709	Goldman Sachs & Co.	3/21/18	(373)
USD	189,298	THB	6,172,046	Goldman Sachs & Co.	3/21/18	(428)
TRY	789,064	USD	200,255	Goldman Sachs & Co.	3/21/18	3,143
TWD	3,680,753	USD	123,437	JPMorgan Chase Bank N.A.	3/21/18	1,727
						$(21,312)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	15	March 2018	USD	1,500,000	$1,742,461	$(7,659)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	11	March 2018	EUR	1,100,000	$1,737,034	$10,275
U.S. Treasury 10-Year Notes	13	March 2018	USD	1,300,000	1,612,609	8,494
					$3,349,643	$18,769

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Type**	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value***
Market CDX North America High Yield Index Series 23	Sell	5.00%	12/20/19	$475,000	$29,421	$(2,934)	$26,487

CREDIT DEFAULT SWAP AGREEMENTS*
Counterparty/Reference Entity	Type**	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value***
Bank of America N.A./ Camden Property Trust	Buy	(1.00)%	12/20/19	$125,000	$(348)	$(1,273)	$(1,621)
Barclays Bank plc/ Dominion Resources, Inc.	Buy	(1.00)%	6/20/20	$125,000	(1,883)	(790)	(2,673)
Barclays Bank plc/ Procter & Gamble Co. (The)	Buy	(1.00)%	6/20/20	$125,000	(2,502)	(399)	(2,901)
Deutsche Bank AG/ Host Hotels & Resorts, Inc.	Buy	(1.00)%	9/20/19	$125,000	(551)	(1,485)	(2,036)
Deutsche Bank AG/ International Business Machines Corp.	Buy	(1.00)%	9/20/19	$125,000	(1,156)	(882)	(2,038)
Goldman Sachs & Co./ Kellogg Co.	Buy	(1.00)%	12/20/19	$125,000	(891)	(1,199)	(2,090)
Goldman Sachs & Co./ M.D.C. Holdings, Inc.	Buy	(1.00)%	6/20/20	$125,000	1,923	(3,992)	(2,069)
Goldman Sachs & Co./ Starwood Hotels & Resorts	Buy	(1.00)%	6/20/20	$125,000	(616)	(2,235)	(2,851)
Morgan Stanley & Co./ D.R. Horton, Inc.	Sell	1.00%	6/20/20	$125,000	(1,425)	4,131	2,706
Morgan Stanley & Co./ Lennar Corp.	Sell	5.00%	6/20/20	$125,000	8,655	5,805	14,460
Morgan Stanley & Co./ Mondelez International, Inc.	Buy	(1.00)%	9/20/19	$125,000	(1,157)	(788)	(1,945)
Morgan Stanley & Co./ PepsiCo, Inc.	Buy	(1.00)%	9/20/19	$125,000	(1,263)	(704)	(1,967)
					$(1,214)	$(3,811)	$(5,025)

*Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Barclays Bank plc	BZDIOVRA	Receive	8.03%	1/2/19	BRL	4,684,000	$(16,861)
Barclays Bank plc	BZDIOVRA	Pay	9.82%	1/2/23	BRL	1,212,000	3,007
Morgan Stanley	BZDIOVRA	Receive	7.51%	1/2/19	BRL	12,398,000	(22,690)
Morgan Stanley	BZDIOVRA	Receive	8.70%	1/2/19	BRL	11,947,258	(72,095)
Morgan Stanley	BZDIOVRA	Pay	10.23%	1/2/23	BRL	3,291,379	31,285
Morgan Stanley	BZDIOVRA	Pay	9.48%	1/2/23	BRL	2,251,000	(7,874)
							$(85,228)

*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
COP	-	Colombian Peso
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $11,181,478, which represented 27.1% of total net assets.

(2)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(5)	The rate indicated is the yield to maturity at purchase.

(6)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts, and/or swap agreements. At the period end, the aggregate value of securities pledged was $54,735.

(7)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	24,738,494	—
Collateralized Mortgage Obligations	—	6,394,114	—
Asset-Backed Securities	—	5,619,894	—
Commercial Mortgage-Backed Securities	—	2,029,653	—
Sovereign Governments and Agencies	—	583,677	—
U.S. Treasury Securities	—	99,532	—
Municipal Securities	—	80,567	—
Common Stocks	56,047	—	—
Temporary Cash Investments	1,569,576	—	—
	1,625,623	39,545,931	—
Other Financial Instruments
Futures Contracts	8,494	10,275	—
Swap Agreements	—	77,945	—
Forward Foreign Currency Exchange Contracts	—	31,578	—
	8,494	119,798	—

Liabilities
Other Financial Instruments
Futures Contracts	7,659	—	—
Swap Agreements	—	141,711	—
Forward Foreign Currency Exchange Contracts	—	52,890	—
	7,659	194,601	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended December 31, 2017 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Emerging Markets Debt Fund R6 Class	$2,322	$55	$2,310	$(67)	—	—	$97	$55

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Income Fund
December 31, 2017

Strategic Income - Schedule of Investments
DECEMBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 46.7%
Auto Components — 0.9%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	75,000	77,906
Tenneco, Inc., 5.00%, 7/15/26	75,000	77,063
		154,969
Automobiles — 1.9%
Ford Motor Co., 4.35%, 12/8/26	125,000	130,524
General Motors Financial Co., Inc., 5.25%, 3/1/26	115,000	126,631
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)	25,000	25,375
Jaguar Land Rover Automotive plc, 5.625%, 2/1/23(1)	25,000	25,687
		308,217
Banks — 2.0%
BBVA Banco Continental SA, 3.25%, 4/8/18(1)	30,000	30,126
BBVA Bancomer SA, 7.25%, 4/22/20	100,000	108,500
ICICI Bank Ltd. (Dubai), MTN, 4.70%, 2/21/18	15,000	15,055
Itau CorpBanca, 3.125%, 1/15/18	15,000	15,004
JPMorgan Chase & Co., VRN, 5.15%, 5/1/23(2)	150,000	155,445
		324,130
Beverages — 0.9%
Molson Coors Brewing Co., 3.00%, 7/15/26	150,000	147,051
Biotechnology — 0.6%
Gilead Sciences, Inc., 4.15%, 3/1/47	100,000	106,539
Building Products — 0.6%
Masco Corp., 4.45%, 4/1/25	100,000	106,530
Capital Markets — 0.6%
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.85%, 1/15/27	100,000	106,480
Commercial Services and Supplies — 0.5%
Covanta Holding Corp., 5.875%, 3/1/24	75,000	76,313
Consumer Finance — 0.5%
Discover Financial Services, 3.75%, 3/4/25	75,000	75,593
Containers and Packaging — 1.9%
Ball Corp., 5.00%, 3/15/22	75,000	80,344
Berry Global, Inc., 5.125%, 7/15/23	75,000	78,281
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	75,000	76,312
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	75,000	77,719
		312,656
Diversified Financial Services — 0.8%
Ally Financial, Inc., 3.50%, 1/27/19	70,000	70,525
Ally Financial, Inc., 4.625%, 3/30/25	65,000	68,494
		139,019
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 4.45%, 4/1/24	100,000	105,900
Energy Equipment and Services — 0.6%
Ensco plc, 8.00%, 1/31/24	46,000	46,345

Transocean, Inc., 9.00%, 7/15/23(1)		45,000	48,825
			95,170
Equity Real Estate Investment Trusts (REITs) — 2.2%
American Tower Corp., 3.375%, 10/15/26		125,000	123,008
Crown Castle International Corp., 5.25%, 1/15/23		95,000	104,121
Equinix, Inc., 5.375%, 4/1/23		75,000	77,925
Essex Portfolio LP, 3.625%, 8/15/22		60,000	61,712
			366,766
Food and Staples Retailing — 0.9%
Sysco Corp., 3.30%, 7/15/26		150,000	151,173
Gas Utilities — 3.5%
Enterprise Products Operating LLC, VRN, 5.08%, 2/1/18, resets quarterly off the 3-month LIBOR plus 3.71%		75,000	75,094
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		115,000	136,050
MPLX LP, 4.875%, 12/1/24		88,000	94,970
Rockies Express Pipeline LLC, 6.00%, 1/15/19(1)		75,000	77,437
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26		125,000	122,508
Williams Cos., Inc. (The), 3.70%, 1/15/23		75,000	75,000
			581,059
Health Care Equipment and Supplies — 1.6%
Abbott Laboratories, 3.75%, 11/30/26		100,000	102,848
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21		150,000	154,941
			257,789
Health Care Providers and Services — 2.7%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22		25,000	25,188
CHS / Community Health Systems, Inc., 5.125%, 8/1/21		75,000	67,875
DaVita, Inc., 5.125%, 7/15/24		80,000	80,950
Express Scripts Holding Co., 4.50%, 2/25/26		100,000	106,271
Tenet Healthcare Corp., 4.75%, 6/1/20		75,000	76,687
Tenet Healthcare Corp., 6.00%, 10/1/20		75,000	79,579
			436,550
Hotels, Restaurants and Leisure — 1.9%
Aramark Services, Inc., 4.75%, 6/1/26		75,000	76,313
FelCor Lodging LP, 5.625%, 3/1/23		75,000	77,437
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24		75,000	75,938
International Game Technology plc, 6.25%, 2/15/22(1)		80,000	86,600
			316,288
Household Durables — 2.5%
Lennar Corp., 4.75%, 5/30/25		75,000	78,187
M.D.C. Holdings, Inc., 5.50%, 1/15/24		65,000	68,900
PulteGroup, Inc., 5.50%, 3/1/26		75,000	81,844
Toll Brothers Finance Corp., 5.625%, 1/15/24		75,000	82,594
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19		90,000	92,250
			403,775
Industrial Conglomerates — 0.5%
HD Supply, Inc., 5.75%, 4/15/24(1)		75,000	79,875
Insurance — 2.8%
AXA SA, MTN, VRN, 3.375%, 7/6/27(2)	EUR	100,000	133,218
CNP Assurances, VRN, 4.50%, 6/10/27(2)	EUR	100,000	142,331
Liberty Mutual Group, Inc., VRN, 4.49%, 3/15/18, resets quarterly off the 3-month LIBOR plus 2.91%(1)		$125,000	122,812

Voya Financial, Inc., VRN, 5.65%, 5/15/23(2)	50,000	53,375
		451,736
Internet and Direct Marketing Retail — 0.8%
Amazon.com, Inc., 3.15%, 8/22/27(1)	125,000	125,404
Internet Software and Services — 1.0%
Symantec Corp., 5.00%, 4/15/25(1)	150,000	156,375
IT Services — 1.2%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	125,000	121,015
First Data Corp., 5.00%, 1/15/24(1)	75,000	77,437
		198,452
Machinery — 0.5%
Oshkosh Corp., 5.375%, 3/1/22	75,000	77,438
Media — 4.0%
21st Century Fox America, Inc., 6.90%, 8/15/39	75,000	106,118
CSC Holdings LLC, 6.75%, 11/15/21	75,000	80,625
DISH DBS Corp., 5.125%, 5/1/20	75,000	76,781
Lamar Media Corp., 5.375%, 1/15/24	65,000	68,250
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	75,000	79,500
Time Warner, Inc., 3.80%, 2/15/27	245,000	245,168
		656,442
Metals and Mining — 1.6%
Freeport-McMoRan, Inc., 3.875%, 3/15/23	75,000	75,000
Teck Resources Ltd., 4.75%, 1/15/22	75,000	78,660
Vale Overseas Ltd., 6.25%, 8/10/26	100,000	116,100
		269,760
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Starwood Property Trust, Inc., 5.00%, 12/15/21	75,000	78,000
Multi-Utilities — 0.5%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	75,000	77,625
Oil, Gas and Consumable Fuels — 2.7%
Continental Resources, Inc., 5.00%, 9/15/22	60,000	61,125
Lukoil International Finance BV, 7.25%, 11/5/19	100,000	107,855
MEG Energy Corp., 7.00%, 3/31/24(1)	50,000	42,437
Petrobras Global Finance BV, 5.30%, 1/27/25(1)	31,000	31,132
Petroleos Mexicanos, 6.00%, 3/5/20	100,000	106,225
Sanchez Energy Corp., 7.75%, 6/15/21	50,000	47,250
Sunoco LP / Sunoco Finance Corp., 5.50%, 8/1/20	50,000	51,469
		447,493
Pharmaceuticals — 0.6%
Endo Finance LLC, 5.75%, 1/15/22(1)	50,000	41,875
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	40,000	33,078
Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21(1)	25,000	24,531
		99,484
Specialty Retail — 0.5%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.50%, 4/1/23	75,000	77,156
Technology Hardware, Storage and Peripherals — 1.0%
Seagate HDD Cayman, 4.75%, 6/1/23	55,000	55,859
Western Digital Corp., 7.375%, 4/1/23(1)	100,000	108,125
		163,984

Textiles, Apparel and Luxury Goods — 0.4%
Hanesbrands, Inc., 4.625%, 5/15/24(1)	70,000	71,750
Wireless Telecommunication Services — 0.4%
T-Mobile USA, Inc., 6.625%, 4/1/23	70,000	73,150
TOTAL CORPORATE BONDS (Cost $7,554,788)		7,676,091
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 12.5%
Private Sponsor Collateralized Mortgage Obligations — 9.6%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.54%, 1/1/18(4)	58,713	59,470
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.73%, 1/1/18(4)	27,781	27,159
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.67%, 11/1/18, resets annually off the 1-year H15T1Y plus 2.25%	62,601	62,879
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 3.52%, 1/1/18(4)	9,488	9,200
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	31,545	32,590
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.16%, 1/1/18(4)	91,639	90,900
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.54%, 1/1/18(4)	45,315	45,044
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 3.18%, 4/1/18, resets annually off the 1-year H15T1Y plus 2.15%	34,561	34,984
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.39%, 1/1/18(4)	43,217	40,805
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 3.38%, 1/1/18(4)	23,503	21,622
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.47%, 1/1/18(4)	42,247	43,241
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.53%, 1/1/18(4)	16,574	16,654
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.27%, 1/25/18(4)	63,254	62,710
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 1/1/18(1)(4)	172,446	176,149
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.08%, 1/1/18(4)	34,827	34,340
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 3.25%, 1/1/18(4)	32,471	32,749
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.56%, 1/1/18(4)	19,765	20,454
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	19,105	18,984
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 3.45%, 1/1/18(4)	35,328	35,788
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 3.46%, 1/1/18(4)	35,000	35,724
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 6A3, VRN, 3.45%, 1/1/18(4)	16,413	16,543
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-6, Class 1A16 SEQ, 5.75%, 5/25/36	54,560	54,797
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	13,750	13,586
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	21,617	21,825
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 3.21%, 1/1/18(4)	70,977	69,128
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.35%, 1/1/18(4)	20,525	20,049
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 3.38%, 1/1/18(4)	26,575	26,457
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 3.39%, 1/1/18(4)	45,659	46,165
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.61%, 1/1/18(4)	7,742	7,603
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.72%, 1/1/18(4)	17,672	17,382
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 3.70%, 1/1/18(4)	62,618	58,636
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 3.33%, 1/1/18(4)	26,479	25,213
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	43,717	43,826
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	6,735	6,710
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	23,673	24,028
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 6/25/37	51,018	50,855
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	174,769	175,971
		1,580,220
U.S. Government Agency Collateralized Mortgage Obligations — 2.9%
FHLMC, Series 2016-DNA4, Class M2, VRN, 2.85%, 1/25/18, resets monthly off the 1-month LIBOR plus 1.30%	165,000	167,504

FNMA, Series 2017-C03, Class 1M1, VRN, 2.50%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.95%	207,348	209,031
FNMA, Series 2017-C05, Class 1M2, VRN, 3.75%, 1/25/18, resets monthly off the 1-month LIBOR plus 2.20%	100,000	101,131
		477,666
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,034,307)		2,057,886
ASSET-BACKED SECURITIES(3) — 10.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A SEQ, 1.92%, 9/20/19(1)	100,000	99,859
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(1)	125,000	125,215
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	25,000	25,295
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	83,686	83,194
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(1)	20,921	20,729
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.73%, 1/17/18, resets monthly off the 1-month LIBOR plus 1.25%(1)	74,640	75,151
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(1)	125,000	124,838
Hertz Vehicle Financing LLC, Series 2013-1A, Class B2, 2.48%, 8/25/19(1)	100,000	99,650
Hilton Grand Vacations Trust, Series 2014-AA, Class B, VRN, 2.07%, 1/25/18(1)(4)	12,753	12,549
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	16,750	16,641
Invitation Homes 2017-SFR2 Trust, Series 2017-SFR2, Class B, VRN, 2.64%, 1/17/18, resets monthly off the 1-month LIBOR plus 1.15%(1)	50,000	50,198
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 2.34%, 1/17/18, resets monthly off the 1-month LIBOR plus 0.85%(1)	49,791	50,056
Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, VRN, 3.50%, 1/20/18(1)(4)	9,563	9,604
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	59,989	59,241
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	19,476	19,181
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(1)	96,129	95,129
Progress Residential 2017-SFR2 Trust, Series 2017-SFR2, Class A, 2.90%, 12/17/34(1)	75,000	74,635
Progress Residential Trust, Series 2017-SFR1, Class A, 2.77%, 8/17/34(1)	49,914	49,577
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	18,163	18,206
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	22,504	22,426
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.43%, 6/20/32(1)	25,488	25,369
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)	30,624	30,617
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	10,592	10,516
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39(1)	44,917	44,362
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 1/1/18(1)(4)	172,803	172,615
Towd Point Mortgage Trust 2017-3, Series 2017-3, Class M1, VRN, 3.50%, 1/1/18(1)(4)	100,000	100,559
Volvo Financial Equipment Master Owner Trust 2017-A, Series 2017-A, Class A, VRN, 1.98%, 1/16/18, resets monthly off the 1-month LIBOR plus 0.50%(1)	125,000	125,439
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	65,031	64,473
TOTAL ASSET-BACKED SECURITIES (Cost $1,709,574)		1,705,324
MUTUAL FUNDS(5) — 9.0%
Emerging Markets Debt Fund R6 Class (Cost $1,402,463)	141,632	1,471,561
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 8.0%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	50,000	50,716
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	75,000	76,139
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.72%, 1/1/18(4)	65,000	69,688
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 1/1/18(4)	50,000	52,539
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 1/1/18(4)	75,000	80,293
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 1/1/18(4)	30,000	31,244
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 1/1/18(4)	25,000	25,225

Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	25,000	24,274
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(1)	100,000	101,603
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	25,000	25,396
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, 3.67%, 11/15/50	25,000	25,746
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.18%, 1/15/18, resets monthly off the 1-month LIBOR plus 0.70%(1)	50,000	50,090
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	50,000	50,737
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 1/1/18(4)	25,000	25,544
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(1)	50,000	48,940
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 2.98%, 1/1/18(1)(4)	25,000	24,231
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 1/10/18(1)(4)	100,000	101,687
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 1/1/18(4)	60,000	61,638
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 3/15/50	60,000	61,602
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 4.97%, 1/1/18(4)	37,000	38,527
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	40,000	39,367
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 1/1/18(1)(4)	40,000	40,283
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3, 3.20%, 6/15/50	100,000	100,651
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, 7/15/50	100,000	100,519
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,314,613)		1,306,679
SOVEREIGN GOVERNMENTS AND AGENCIES — 4.2%
Colombia — 0.8%
Colombia Government International Bond, 7.375%, 9/18/37	100,000	135,600
Dominican Republic — 0.7%
Dominican Republic International Bond, 6.875%, 1/29/26	100,000	114,276
Egypt — 0.7%
Egypt Government International Bond, 5.75%, 4/29/20	100,000	104,865
El Salvador — 0.7%
El Salvador Government International Bond, 8.625%, 2/28/29	100,000	117,250
Turkey — 1.3%
Turkey Government International Bond, 7.50%, 11/7/19	200,000	214,913
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $672,177)		686,904
PREFERRED STOCKS — 3.2%
Banks — 1.7%
Bank of America Corp., 5.20%	135,000	137,396
Citigroup, Inc., 5.90%	135,000	144,113
		281,509
Capital Markets — 1.0%
Goldman Sachs Group, Inc. (The), 5.30%	150,000	159,750
Equity Real Estate Investment Trusts (REITs) — 0.5%
DDR Corp., 6.25%	1,400	35,938
Kimco Realty Corp., 5.625%	1,800	45,198
		81,136
TOTAL PREFERRED STOCKS (Cost $496,846)		522,395
U.S. TREASURY SECURITIES — 1.2%
U.S. Treasury Bills, 1.30%, 5/3/18(6)(7) (Cost $199,135)	200,000	199,064
COMMON STOCKS — 0.1%
Energy Equipment and Services — 0.1%
Basic Energy Services, Inc.(8) (Cost $53,662)	955	22,414

TEMPORARY CASH INVESTMENTS — 4.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 8/31/18 - 11/15/46, valued at $263,378), in a joint trading account at 1.10%, dated 12/29/17, due 1/2/18 (Delivery value $257,729)		257,698
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/24, valued at $433,235), at 0.54%, dated 12/29/17, due 1/2/18 (Delivery value $421,025)		421,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,382	1,382
TOTAL TEMPORARY CASH INVESTMENTS (Cost $680,080)		680,080
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $16,117,645)		16,328,398
OTHER ASSETS AND LIABILITIES — 0.6%		94,834
TOTAL NET ASSETS — 100.0%		$16,423,232

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	53,892	USD	41,359	JPMorgan Chase Bank N.A.	3/21/18	$683
USD	86,866	AUD	115,347	JPMorgan Chase Bank N.A.	3/21/18	(3,120)
USD	68,127	CHF	66,912	UBS AG	3/21/18	(919)
USD	7,900	CHF	7,755	UBS AG	3/21/18	(102)
USD	104,455	CHF	102,667	UBS AG	3/21/18	(1,486)
COP	132,855,438	USD	43,847	Goldman Sachs & Co.	3/21/18	377
USD	43,963	COP	132,855,438	Goldman Sachs & Co.	3/21/18	(261)
USD	5,263	EUR	4,432	JPMorgan Chase Bank N.A.	3/21/18	(80)
USD	296,684	EUR	249,744	JPMorgan Chase Bank N.A.	3/21/18	(4,361)
GBP	5	USD	7	Credit Suisse AG	3/21/18	—
USD	3,457	HUF	889,262	JPMorgan Chase Bank N.A.	3/21/18	10
USD	89,637	HUF	23,734,088	JPMorgan Chase Bank N.A.	3/21/18	(2,360)
USD	67,267	HUF	17,868,509	JPMorgan Chase Bank N.A.	3/21/18	(1,994)
IDR	2,301,177,329	USD	168,523	Goldman Sachs & Co.	3/21/18	682
IDR	562,032,981	USD	41,193	Goldman Sachs & Co.	3/21/18	133
USD	51,645	IDR	707,532,924	Goldman Sachs & Co.	3/21/18	(380)
USD	45,895	INR	2,990,314	Goldman Sachs & Co.	3/21/18	(614)
JPY	1,162,042	USD	10,361	Credit Suisse AG	3/22/18	(8)
JPY	848,653	USD	7,536	Credit Suisse AG	3/22/18	26
JPY	18,280,718	USD	162,186	JPMorgan Chase Bank N.A.	3/22/18	694
MYR	441,633	USD	108,416	Goldman Sachs & Co.	3/21/18	170
MYR	205,189	USD	50,434	Goldman Sachs & Co.	3/21/18	17
MYR	19,231	USD	4,738	Goldman Sachs & Co.	3/21/18	(10)
NOK	616,005	USD	73,888	JPMorgan Chase Bank N.A.	3/21/18	1,299
NOK	37,399	USD	4,493	JPMorgan Chase Bank N.A.	3/21/18	72
NOK	1,951,145	USD	236,282	JPMorgan Chase Bank N.A.	3/21/18	1,866
NOK	19,765	USD	2,369	JPMorgan Chase Bank N.A.	3/21/18	44
NOK	74,751	USD	9,144	JPMorgan Chase Bank N.A.	3/21/18	(21)
USD	46,686	NZD	66,807	JPMorgan Chase Bank N.A.	3/21/18	(615)
USD	1,771	NZD	2,493	JPMorgan Chase Bank N.A.	3/21/18	6
PHP	5,475,172	USD	107,715	Goldman Sachs & Co.	3/21/18	1,670
USD	107,603	PHP	5,475,172	Goldman Sachs & Co.	3/21/18	(1,782)
USD	4,251	PLN	14,767	Goldman Sachs & Co.	3/21/18	8
USD	155,777	PLN	557,898	Goldman Sachs & Co.	3/21/18	(4,538)
RUB	4,637,279	USD	78,003	Goldman Sachs & Co.	3/21/18	1,574
SEK	185,273	USD	22,023	JPMorgan Chase Bank N.A.	3/21/18	668
USD	22,111	SEK	185,273	JPMorgan Chase Bank N.A.	3/21/18	(580)
THB	3,463,157	USD	106,987	Goldman Sachs & Co.	3/21/18	(531)
USD	74,098	THB	2,415,961	Goldman Sachs & Co.	3/21/18	(167)
USD	6,606	THB	214,886	Goldman Sachs & Co.	3/21/18	—
USD	247,563	THB	8,058,168	Goldman Sachs & Co.	3/21/18	(141)
TRY	301,183	USD	76,437	Goldman Sachs & Co.	3/21/18	1,200
TWD	1,389,773	USD	46,607	JPMorgan Chase Bank N.A.	3/21/18	652
						$(12,219)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	8	March 2018	USD	800,000	$992,375	$(5,893)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	2	March 2018	EUR	200,000	$315,824	$1,868
Euro-Bund 10-Year Bonds	1	March 2018	EUR	100,000	193,992	1,369
U.K. Gilt 10-Year Bonds	2	March 2018	GBP	200,000	337,970	(2,325)
U.S. Treasury 5-Year Notes	7	March 2018	USD	700,000	813,148	3,581
					$1,660,934	$4,493

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Type**	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value***
Market CDX North America High Yield Index Series 23	Sell	5.00%	12/20/19	$617,500	$37,436	$(3,002)	$34,434
Markit CDX North America High Yield Index Series 29	Sell	5.00%	12/20/22	$100,000	8,150	299	8,449
					$45,586	$(2,703)	$42,883

CREDIT DEFAULT SWAP AGREEMENTS*
Counterparty/Reference Entity	Type**	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value***
Bank of America N.A./ Camden Property Trust	Buy	(1.00)%	12/20/19	$25,000	$(70)	$(254)	$(324)
Barclays Bank plc/ Dominion Resources, Inc.	Buy	(1.00)%	6/20/20	$25,000	(377)	(158)	(535)
Barclays Bank plc/ Procter & Gamble Co. (The)	Buy	(1.00)%	6/20/20	$25,000	(500)	(80)	(580)
Deutsche Bank AG/ Host Hotels & Resorts, Inc.	Buy	(1.00)%	9/20/19	$25,000	(110)	(297)	(407)
Deutsche Bank AG/ International Business Machines Corp.	Buy	(1.00)%	9/20/19	$25,000	(231)	(177)	(408)
Goldman Sachs & Co./ Kellogg Co.	Buy	(1.00)%	12/20/19	$25,000	(178)	(240)	(418)
Goldman Sachs & Co./ M.D.C. Holdings, Inc.	Buy	(1.00)%	6/20/20	$25,000	384	(798)	(414)
Goldman Sachs & Co./ Starwood Hotels & Resorts	Buy	(1.00)%	6/20/20	$25,000	(123)	(447)	(570)
Morgan Stanley & Co./ D.R. Horton, Inc.	Sell	1.00%	6/20/20	$25,000	(285)	826	541
Morgan Stanley & Co./ Lennar Corp.	Sell	5.00%	6/20/20	$25,000	1,731	1,161	2,892
Morgan Stanley & Co./ Mondelez International, Inc.	Buy	(1.00)%	9/20/19	$25,000	(231)	(158)	(389)
Morgan Stanley & Co./ PepsiCo, Inc.	Buy	(1.00)%	9/20/19	$25,000	(253)	(140)	(393)
					$(243)	$(762)	$(1,005)

*Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Barclays Bank plc	BZDIOVRA	Receive	8.03%	1/2/19	BRL	1,621,000	$(5,835)
Barclays Bank plc	BZDIOVRA	Pay	9.82%	1/2/23	BRL	424,000	1,052
Morgan Stanley	BZDIOVRA	Receive	7.51%	1/2/19	BRL	4,376,000	(8,009)
Morgan Stanley	BZDIOVRA	Receive	8.70%	1/2/19	BRL	5,753,000	(34,716)
Morgan Stanley	BZDIOVRA	Pay	10.23%	1/2/23	BRL	1,587,000	15,085
Morgan Stanley	BZDIOVRA	Pay	9.48%	1/2/23	BRL	688,000	(2,407)
							$(34,830)

*Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.17%	05/10/27	$300,000	$503	$(16)	$487

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.22%	4/13/27	$250,000	$(1,334)

*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
COP	-	Colombian Peso
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $3,733,580, which represented 22.7% of total net assets.

(2)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(5)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(6)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $63,691.

(7)	The rate indicated is the yield to maturity at purchase.

(8)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	7,676,091	—
Collateralized Mortgage Obligations	—	2,057,886	—
Asset-Backed Securities	—	1,705,324	—
Mutual Funds	1,471,561	—	—
Commercial Mortgage-Backed Securities	—	1,306,679	—
Sovereign Governments and Agencies	—	686,904	—
Preferred Stocks	81,136	441,259	—
U.S. Treasury Securities	—	199,064	—
Common Stocks	22,414	—	—
Temporary Cash Investments	1,382	678,698	—
	1,576,493	14,751,905	—
Other Financial Instruments
Futures Contracts	3,581	3,237	—
Swap Agreements	—	62,940	—
Forward Foreign Currency Exchange Contracts	—	11,851	—
	3,581	78,028	—

Liabilities
Other Financial Instruments
Futures Contracts	5,893	2,325	—
Swap Agreements	—	56,739	—
Forward Foreign Currency Exchange Contracts	—	24,070	—
	5,893	83,134	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended December 31, 2017 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Emerging Markets Debt Fund R6 Class	$1,416	$40	—	$16	$1,472	142	—	$40

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
U.S. Government Money Market Fund
December 31, 2017

U.S. Government Money Market - Schedule of Investments
DECEMBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY SECURITIES(1) — 73.2%
Adjustable-Rate U.S. Government Agency Securities — 22.6%
Federal Farm Credit Banks, VRN, 1.625%, 3/26/18, resets quarterly off the 3-month LIBOR less 0.05%	2,440,000	2,440,757
Federal Home Loan Bank, VRN, 1.19%, 3/7/18, resets quarterly off the 3-month LIBOR less 0.33%	47,000,000	46,999,816
Federal Home Loan Bank, VRN, 1.39%, 3/19/18, resets quarterly off the 3-month LIBOR less 0.22%	10,000,000	10,000,270
Federal Home Loan Bank, VRN, 1.33%, 3/21/18, resets quarterly off the 3-month LIBOR less 0.31%	70,000,000	70,002,048
Federal Home Loan Bank, VRN, 0.98%, 1/25/18, resets quarterly off the 3-month LIBOR less 0.39%	100,000,000	100,000,000
Federal Home Loan Bank, VRN, 1.10%, 1/26/18, resets quarterly off the 3-month LIBOR less 0.28%	65,000,000	65,000,000
Federal Home Loan Bank, VRN, 1.30%, 2/26/18, resets quarterly off the 3-month LIBOR less 0.16%	78,000,000	78,003,630
Federal Home Loan Bank, VRN, 1.50%, 3/26/18, resets quarterly off the 3-month LIBOR less 0.18%	6,295,000	6,296,821
Federal Home Loan Bank, VRN, 1.26%, 2/28/18, resets quarterly off the 3-month LIBOR less 0.21%	50,000,000	50,003,188
Federal Home Loan Bank, VRN, 1.39%, 1/28/18, resets monthly off the 1-month LIBOR less 0.17%	15,000,000	14,999,967
		443,746,497
Fixed-Rate U.S. Government Agency Securities — 50.6%
Federal Home Loan Bank, 1.07%, 1/3/18	150,000,000	149,990,758
Federal Home Loan Bank, 1.16%, 1/5/18	70,000,000	69,991,133
Federal Home Loan Bank, 0.88%, 1/9/18	16,000,000	15,999,807
Federal Home Loan Bank, 1.20%, 1/10/18	45,000,000	44,986,725
Federal Home Loan Bank, 1.11%, 1/12/18	245,000,000	244,917,118
Federal Home Loan Bank, 1.11%, 1/17/18	95,000,000	94,952,771
Federal Home Loan Bank, 0.75%, 1/19/18	1,250,000	1,249,755
Federal Home Loan Bank, 1.11%, 1/19/18	102,200,000	102,143,952
Federal Home Loan Bank, 1.13%, 1/24/18	70,000,000	69,949,911
Federal Home Loan Bank, 1.28%, 1/26/18	45,000,000	44,960,625
Federal Home Loan Bank, 1.16%, 1/31/18	80,000,000	79,920,600
Federal Home Loan Bank, 1.13%, 2/2/18	45,187,000	45,139,935
Federal Home Loan Bank, 1.32%, 2/23/18	25,000,000	24,952,190
Federal National Mortgage Association, 1.06%, 4/30/18	1,000,000	999,347
		990,154,627
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		1,433,901,124
U.S. TREASURY SECURITIES(1) — 13.4%
U.S. Treasury Notes, VRN, 1.64%, 1/3/18, resets daily off the 3-month USBMMY plus 0.19%	7,500,000	7,500,061
U.S. Treasury Notes, 2.63%, 1/31/18	105,000,000	105,126,935
U.S. Treasury Notes, 3.50%, 2/15/18	50,000,000	50,141,686
U.S. Treasury Notes, 0.75%, 2/28/18	100,000,000	99,938,350
TOTAL U.S. TREASURY SECURITIES		262,707,032
MUNICIPAL SECURITIES — 5.9%
ABAG Finance Authority for Nonprofit Corps. Rev., (2471 Shattuck LLC), VRDN, 1.65%, 1/4/18, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	1,915,000	1,915,000
Housing Development Corp. Rev., (Rivereast Apartments LLC), VRDN, 1.65%, 1/3/18, resets weekly off the remarketing agent (LOC: FHLMC)(LIQ FAC: FHLMC)	100,000	100,000
Illinois Finance Authority Rev., (Lake Towers Associates II LP), VRDN, 2.02%, 1/4/18, resets weekly off the remarketing agent (LIQ FAC: FHLMC)	3,465,000	3,465,000
JJB Properties LLC Rev., VRDN, 1.65%, 1/4/18, resets weekly off the remarketing agent (LOC: Arvest Bank and FHLB)	4,075,000	4,075,000
Massachusetts Health & Educational Facilities Authority Rev., (Massachusetts Development Finance Agency), VRDN, 1.65%, 1/4/18, resets weekly off the remarketing agent (LOC: RBS Citizens N.A. and FHLB)	2,265,000	2,265,000

Montgomery County Redevelopment Authority Rev., (KBF Associates LP), VRDN, 1.78%, 1/4/18, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	670,000	670,000
Nevada Housing Division Rev., (Vista Creek Apartments LLC), VRDN, 1.77%, 1/4/18, resets weekly off the remarketing agent (LOC: East West Bank and FHLB)	18,515,000	18,515,000
New York State Housing Finance Agency Rev., (Maiden Lane Properties LLC), VRDN, 1.65%, 1/3/18, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	700,000	700,000
Public Finance Authority Rev., (Affinity at Monterey Village LLC), VRDN, 1.45%, 1/3/18, resets weekly off the remarketing agent (LOC: East West Bank and FHLB)	20,900,000	20,900,000
Public Finance Authority Rev., (Brannan Associates LLC), VRDN, 1.45%, 1/3/18, resets weekly off the remarketing agent (LOC: East West Bank and FHLB)	12,320,000	12,320,000
Tennessee Valley Authority, 1.28%, 1/9/18	30,000,000	29,991,567
Washington State Housing Finance Commission Rev., (Ballard Landmark Inn LLC), VRDN, 1.45%, 1/3/18, resets weekly off the remarketing agent (LOC: East West Bank and FHLB)	13,000,000	13,000,000
Washington State Housing Finance Commission Rev., (Lodge at Eagle Ridge LLC), VRDN, 1.65%, 1/4/18, resets weekly off the remarketing agent (LOC: East West Bank and FHLB)	3,425,000	3,425,000
Washington State Housing Finance Commission Rev., (REDM LLC), VRDN, 1.65%, 1/4/18, resets weekly off the remarketing agent (LOC: East West Bank and FHLB)	3,450,000	3,450,000
TOTAL MUNICIPAL SECURITIES		114,791,567
CORPORATE BONDS(2) — 2.9%
EPR GO Zone Holdings LLC, VRDN, 1.60%, 1/10/18	24,995,000	24,995,000
Fairfield North Texas Associates LP, VRDN, 1.65%, 1/4/18	4,800,000	4,800,000
Saddleback Valley Community Church, VRDN, 1.61%, 1/4/18	7,595,000	7,595,000
Santa Monica Ocean Park Partners LP, VRDN, 1.65%, 1/4/18	10,200,000	10,200,000
Varenna Care Center LP, VRDN, 1.65%, 1/4/18	8,765,000	8,765,000
TOTAL CORPORATE BONDS		56,355,000
TOTAL INVESTMENT SECURITIES — 95.4%		1,867,754,723
OTHER ASSETS AND LIABILITIES — 4.6%		89,600,792
TOTAL NET ASSETS — 100.0%		$1,957,355,515

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
USBMMY	-	United States Treasury Bill Money Market Yield
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(2)	Instruments may be payable upon demand and accrue interest based upon a predetermined money market rate. Interest reset date is indicated. Rate shown is effective at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported NAV per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Investment Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 22, 2018

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 22, 2018